AMERICAN FUNDS INSURANCE SERIES

                                     Part B

                      Statement of Additional Information

                                May 1, 2005

                         (as supplemented June 1, 2005)



This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated May 1, 2005. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

                               TABLE OF CONTENTS



Item                                                                  Page No.
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
Certain investment limitations and guidelines . . . . . . . . . . .        2
Description of certain securities and investment techniques . . . .        7
Fundamental policies and investment restrictions. . . . . . . . . .       19
Management of the Series  . . . . . . . . . . . . . . . . . . . . .       24
Execution of portfolio transactions . . . . . . . . . . . . . . . .       47
Disclosure of portfolio holdings. . . . . . . . . . . . . . . . . .       50
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .       51
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .       53
General information . . . . . . . . . . . . . . . . . . . . . . . .       55
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       58
Financial statements





                   American Funds Insurance Series -- Page 1
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                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


GLOBAL DISCOVERY FUND

     General

     . The fund invests primarily in stocks of companies in the services and information areas of the global economy.

     . The fund may invest up to 25% of its assets in companies outside the services and information area of the global economy. Under normal market conditions, the fund will invest in equity securities, including common and preferred stocks or other securities convertible into stocks.

     . The fund may hold cash and cash equivalents, government and other debt securities of companies outside the services and information area.

     Non-U.S. securities

     . Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United States, including securities denominated in currencies other than the U.S. dollar.

     Debt securities

     . The fund may not invest in debt securities rated below Ca by Moody's Investors Service ("Moody's") or below CC by Standard & Poor's Corporation ("S&P") or in unrated securities determined to be of equivalent quality.

GLOBAL GROWTH FUND

     General

     . The fund invests primarily in common stocks of companies located around the world.

     Debt securities

     . The fund may invest up to 10% of its assets in nonconvertible debt securities rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.


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GLOBAL SMALL CAPITALIZATION FUND

     Equity securities

     . Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2.0 billion.

     Debt securities

     . The fund may invest up to 10% of its assets in straight debt securities rated Baa or below by Moody's and BBB or below by S&P, or unrated but determined to be of equivalent quality.

GROWTH FUND

     General

     . The fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

     Non-U.S. securities

     . The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in the S&P 500 Composite Index.

     Debt securities

     . The fund may invest up to 10% of its assets in nonconvertible debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

INTERNATIONAL FUND

     General

     . The fund invests primarily in common stocks of companies located outside the United States.

     Debt securities

     . The fund may invest up to 5% of its assets in nonconvertible debt securities rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.


                   American Funds Insurance Series -- Page 3
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NEW WORLD FUND

     General

     . The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

     . The fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

     Equity securities

     . The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries.

     Debt securities

     . The fund may invest up to 25% of its assets in nonconvertible debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

     . The fund may invest up to 25% of its assets in nonconvertible debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

BLUE CHIP INCOME AND GROWTH FUND

     General

     . The fund invests primarily in common stocks of larger, more established companies based in the United States.

     Equity securities

     . The fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies); that pay regular dividends; whose debt securities are rated Baa or above by Moody's or BBB or above by S&P or unrated but determined to be of equivalent quality; and reflect a market capitalization of $4 billion and above. The fund will not invest in private companies.

     Non-U.S. securities

     . The fund may invest up to 10% of its assets in equity securities of larger non-U.S. companies that are listed or traded in the United States.


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GROWTH-INCOME FUND

     General

     . The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

     Non-U.S. securities

     . The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and not in the S&P 500.

     Debt securities

     . The fund may invest up to 5% of its assets in nonconvertible debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

ASSET ALLOCATION FUND

     General

     . The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

     Debt securities

     . Up to 25% of the fund's debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. securities

     . The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.


     . The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

BOND FUND

     Equity securities

     . The fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund may not purchase other equity securities directly, but may retain up to 5% of its assets in common stock, warrants and rights after the sale of the corresponding debt securities or received in exchange for debt securities.


                   American Funds Insurance Series -- Page 5
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     Debt securities

     . The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     . The fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     . The fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated Baa or better by Moody's or BBB or better by S&P or in unrated securities that are determined to be of equivalent quality.

     . The fund may invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. securities

     . The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities.

HIGH-INCOME BOND FUND

     Debt securities

     . The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     . The fund will invest at least 65% of its assets in debt securities rated Ba or below by Moody's or BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Equity and other securities

     . The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

     Maturity

     . The fund generally will invest in securities with maturities in excess of three years.

     Non-U.S. securities

     . The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.


                   American Funds Insurance Series -- Page 6
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U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     . The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's or AAA by S&P or unrated but determined to be of equivalent quality.

CASH MANAGEMENT FUND

     General

     . The fund will invest in high quality money market instruments rated in the two highest quality categories by at least two nationally recognized statistical rating organizations.

     Maturity

     . The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. government securities), even if their original maturity is greater than one year.

     Non-U.S. securities

     . The fund may invest up to 35% of its assets in U.S. dollar-denominated securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or Canadian entities.

        DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.


EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


There may be little trading in the secondary market for particular equity securities, which may adversely affect the funds' ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.


The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.


DEBT SECURITIES -- Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and may repay the amount borrowed periodically during the life of the security or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but


                   American Funds Insurance Series -- Page 7
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are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.


                   American Funds Insurance Series -- Page 8
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Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.


INVESTING IN SMALLER CAPITALIZATION STOCKS -- Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Growth-Income Fund and Asset Allocation Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $2.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.


INVESTING IN PRIVATE COMPANIES -- Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.


Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.


INVESTING IN VARIOUS COUNTRIES -- Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency


                   American Funds Insurance Series -- Page 9
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values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and western Europe. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.


Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.


Certain risk factors related to developing countries are discussed below:


     CURRENCY FLUCTUATIONS -- Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain gov-



                   American Funds Insurance Series -- Page 10
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     ernments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

     INVESTOR INFORMATION -- The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such


                   American Funds Insurance Series -- Page 11
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     circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

     LITIGATION -- The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES -- Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

     LOAN PARTICIPATIONS -- New World Fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure.

CURRENCY TRANSACTIONS -- Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Blue Chip Income and Growth Fund and Growth-Income Fund do not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and Exchange Commission.


Bond Fund and High-Income Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and


                   American Funds Insurance Series -- Page 12
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exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.


Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.


Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund and High-Income Bond Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


Certain provisions of the Internal Revenue Code may limit the extent to which the funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the funds.


FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


                   American Funds Insurance Series -- Page 13

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.


Asset Allocation Fund, Bond Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the risk of price and yield fluctuations during the time of the commitment. The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.


REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.


U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:


     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).


                   American Funds Insurance Series -- Page 14

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include:


     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of


                   American Funds Insurance Series -- Page 15 investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.


WARRANTS AND RIGHTS -- The funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


INFLATION-INDEXED BONDS -- Asset Allocation Fund, Bond Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall. While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.


REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates and tax and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and are subject to cash flow dependency, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.


                   American Funds Insurance Series -- Page 16

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two nationally recognized statistical rating organizations (each, a "NRSRO"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management Fund's assets may be invested in commercial paper rated in the second tier (e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer. See the "Description of Commercial Paper Ratings" for a description of the ratings.


"Short-term bank obligations" can include certificates of deposit
(interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks.


Cash Management Fund may purchase corporate obligations that mature or that will be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."


"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations.


"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.


RESTRICTED SECURITIES AND LIQUIDITY -- The funds may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse


                   American Funds Insurance Series -- Page 17 between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.


Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.


LOAN PARTICIPATIONS AND ASSIGNMENTS -- New World Fund (as previously described), Bond Fund and High-Income Bond Fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When a fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


REINSURANCE RELATED NOTES AND BONDS -- High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


                   American Funds Insurance Series -- Page 18

REVERSE REPURCHASE AGREEMENTS -- Bond Fund and U.S. Government/AAA-Rated Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case. The funds do not currently intend to engage in this investment practice over the next 12 months.


LOANS OF PORTFOLIO SECURITIES -- Asset Allocation Fund, Bond Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. A fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The funds do not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Under certain market conditions, the investment policies of Asset Allocation Fund, Bond Fund, High-Income Bond Fund, and U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although, other than Cash Management Fund, no fund's annual portfolio turnover rate is expected to exceed 100%. A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the prospectus for the funds' annual portfolio turnover rates for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The Series has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its


                   American Funds Insurance Series -- Page 19 outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable fund.


INVESTMENT RESTRICTIONS OF GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, BLUE CHIP INCOME AND GROWTH FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-INCOME BOND FUND

Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may not:


1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that Global Discovery Fund, Global Small Capitalization Fund, International Fund, New World Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.


                   American Funds Insurance Series -- Page 20

9.   Purchase securities on margin.

10. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 12, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.


NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may be changed without shareholder approval:


1. The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

U.S. Government/AAA-Rated Securities Fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities or other securities to the extent they are backed by or represent interests in U.S. government securities or U.S. government-guaranteed mortgages.

3.   Invest in companies for the purpose of exercising control or management.

4. Invest in securities of other investment companies, except as permitted by the 1940 Act.


                   American Funds Insurance Series -- Page 21

5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

7. Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

9. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding investment restriction number 4, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of U.S. Government/AAA-Rated Securities Fund may be changed without shareholder approval:


1. The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF CASH MANAGEMENT FUND

Cash Management Fund may not:


1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.


                   American Funds Insurance Series -- Page 22

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5. Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

8.   Invest in puts, calls, straddles, spreads or any combination thereof.

9. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

10. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Cash Management Fund may be changed without shareholder approval:


Notwithstanding investment restriction number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, Cash Management Fund has adopted a policy of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by Cash Management Fund of securities that have "put" or "stand-by" commitment features.


Notwithstanding investment restriction number 9 above, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


                   American Funds Insurance Series -- Page 23

                            MANAGEMENT OF THE SERIES

BOARD OF TRUSTEES AND OFFICERS


                                     YEAR FIRST                                      NUMBER OF BOARDS
                        POSITION      ELECTED                                         WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                        WITH THE     A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING  COMPLEX/2/ ON WHICH             HELD
     NAME AND AGE        SERIES   OF THE SERIES/1/         PAST FIVE YEARS            TRUSTEE SERVES             BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Lee A. Ault III         Trustee        1999         Chairman of the Board,                  1            Anworth Mortgage Asset
 Age: 68                                             In-Q-Tel, Inc. (information                          Corp.;
                                                     technology); former Chairman                         Office Depot, Inc.
                                                     of the Board, President and
                                                     CEO, Telecredit, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee        1994         Private investor; former               19            Ducommun Incorporated;
 Christie                                            President and CEO, The                               IHOP Corporation;
 Age: 71                                             Mission Group (non-utility                           Southwest Water Company;
                                                     holding company, subsidiary                          Valero L.P.
                                                     of Southern California
                                                     Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Joe E. Davis            Trustee        1991         Private investor; former                1            Anworth Mortgage Asset
 Age: 70                                             Chairman of the Board,                               Corp.; Natural
                                                     Linear Corporation (linear                           Alternatives
                                                     motor design and                                     International, Inc.
                                                     production); former
                                                     President and CEO, National
                                                     Health Enterprises, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee        1995         Chairman of the Board and              16            None
 Age: 69                                             CEO, Senior Resource Group
                                                     LLC (development and
                                                     management of senior living
                                                     communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee        1999         President and CEO, Fuller              14            None
 Age: 58                                             Consulting (financial
                                                     management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila     Trustee        1994         Private investor; Chairman              5            None
 Age: 51                                             of the Board and CEO, Ladera
                                                     Management Company (venture
                                                     capital and agriculture);
                                                     former owner and President,
                                                     Energy Investment, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton       Trustee        1996         Chairman of the Board and               6            None
 Age: 65                                             CEO, Cairnwood, Inc.
                                                     (venture capital investment)
-----------------------------------------------------------------------------------------------------------------------------------




                   American Funds Insurance Series -- Page 24

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST           PAST FIVE YEARS AND         NUMBER OF BOARDS
                                       ELECTED               POSITIONS HELD             WITHIN THE FUND
                      POSITION        A TRUSTEE         WITH AFFILIATED ENTITIES      COMPLEX/2/ ON WHICH   OTHER DIRECTORSHIPS/3/
                      WITH THE      AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER          TRUSTEE                  HELD
   NAME AND AGE        SERIES      OF THE SERIES/1/           OF THE SERIES            OR OFFICER SERVES    BY TRUSTEE OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Dunton     Chairman of         1993         Senior Vice President and                2            None
 Age: 67             the Board                        Director, Capital Research
                                                      and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal    President           1998         Senior Vice President,                   3            None
 Age: 44             and Trustee                      Capital Research and
                                                      Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J.          Senior Vice         1991         Vice President and Secretary,            1            None
 Downer              President                        Capital Research and
 Age: 50             and Trustee                      Management Company; Secretary
                                                      and Director, American Funds
                                                      Distributors, Inc.*;
                                                      Director, Capital Bank and
                                                      Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------





                   American Funds Insurance Series -- Page 25

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                                                                                  PAST FIVE YEARS AND POSITIONS HELD
                                                YEAR FIRST ELECTED                     WITH AFFILIATED ENTITIES
                               POSITION             AN OFFICER                       OR THE PRINCIPAL UNDERWRITER
     NAME AND AGE          WITH REGISTRANT       OF THE SERIES/1/                            OF THE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Alan N. Berro               Senior Vice               1998         Vice President, Capital Research and Management Company; Senior
 Age: 44                      President                             Vice President, Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine          Senior Vice               1993         Senior Vice President and Director, Capital Research and
 Age: 75                      President                             Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet                Senior Vice               1994         Senior Vice President, Capital Research and Management Company;
 Age: 48                      President                             Director, American Funds Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Claudia P.                 Vice President             1994         Senior Vice President, Capital Research and Management Company;
 Huntington                                                         Director, The Capital Group Companies, Inc.*
 Age: 53
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace         Vice President             1997         Senior Vice President, Capital Research and Management Company;
 Age: 42                                                            Chairman of the Board, Capital Research Company*; Director, The
                                                                    Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Susan M. Tolson            Vice President             1999         Senior Vice President, Capital Research Company*
 Age: 43
-----------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton               Secretary                1994         Vice President - Fund Business Management Group, Capital
 Age: 44                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett           Treasurer                1999         Vice President - Fund Business Management Group, Capital
 Age: 38                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Steven I. Koszalka           Assistant                2003         Fund Boards Specialist, Capital Research and Management Company
 Age: 41                      Secretary
-----------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson            Assistant                1997         Vice President - Fund Business Management Group, Capital
 Age: 36                      Treasurer                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Regal             Assistant                2004         Vice President - Fund Business Management Group, Capital
 Age: 33                      Treasurer                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------





                   American Funds Insurance Series -- Page 26

 [This page is intentionally left blank for this filing.]

                   American Funds Insurance Series -- Page 27

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the Series serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.

4 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital Research and Management Company, or affiliated entities.
5 All of the Trustees and officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.



                   American Funds Insurance Series -- Page 28

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2004

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME              FUND SHARES OWNED/2/            BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Lee A. Ault III                    None                       None
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Joe E. Davis                       None                       None
-------------------------------------------------------------------------------
 Martin Fenton                      None                   Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton                  None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/3/
-------------------------------------------------------------------------------
 Michael J. Downer                  None                       None
-------------------------------------------------------------------------------
 James K. Dunton                    None                   Over $100,000
-------------------------------------------------------------------------------
 Donald D. O'Neal                   None                   Over $100,000
-------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 All of the Series' outstanding shares are owned of record by the separate accounts of insurance companies that use the Series as the underlying investments for variable annuity and variable life insurance contracts.

3 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital Research and Management Company, or affiliated entities.

TRUSTEE COMPENSATION -- No compensation is paid by the Series to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The Series pays to Trustees who are not affiliated with the investment adviser: (a) fees of $4,000 for each Board of Trustees meeting attended, (b) $2,000 for each meeting attended as a member of a committee of the Board of Trustees and (c) annual fees of either $31,000 (if the Trustee also receives compensation as a member of the Board of another fund advised by the investment adviser and the other Board typically meets separately from the Series' Board of Trustees), or $50,000 (for all other unaffiliated Trustees).


The payment by the Series to certain unaffiliated Trustees of a larger per fund annual fee reflects the significant time and labor commitment required of any mutual fund Board member overseeing even one fund.


The Nominating Committee of the Board of Trustees, a Committee comprised exclusively of Trustees not affiliated with the investment adviser, reviews Trustee compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the


                   American Funds Insurance Series -- Page 29

Nominating Committee considers a number of factors, including operational, regulatory and other developments affecting the complexity of the Board's oversight obligations, as well as comparative industry data.


No pension or retirement benefits are accrued as part of Series expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.





                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                           COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                 FROM THE FUND
-----------------------------------------------------------------------------------
 Lee A. Ault III                 $70,500                       $ 70,500
-----------------------------------------------------------------------------------
 H. Frederick                     54,474                        293,340
 Christie/3/
-----------------------------------------------------------------------------------
 Joe E. Davis                     71,500                         71,500
-----------------------------------------------------------------------------------
 Martin Fenton/3/                 57,375                        245,620
-----------------------------------------------------------------------------------
 Leonard R. Fuller                47,356                        183,115
-----------------------------------------------------------------------------------
 Mary Myers                       51,000                        161,000
 Kauppila/3/
-----------------------------------------------------------------------------------
 Kirk P. Pendleton/3/             48,000                        204,249
-----------------------------------------------------------------------------------

 Trustee compensation paid during the fiscal year ended December 31, 2004


1 Amounts may be deferred by eligible Trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Trustees. Compensation for the fiscal year ended December 31, 2004, includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2004 fiscal year for participating Trustees is as follows: H. Frederick Christie ($287,531), Martin Fenton ($90,098), Mary Myers Kauppila ($655,012) and Kirk P. Pendleton ($420,494). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the Trustees.

SERIES ORGANIZATION AND THE BOARD OF TRUSTEES -- The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. All Series operations are supervised by its Board of Trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance


                   American Funds Insurance Series -- Page 30 with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The Board of Trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.


Each fund has three classes of shares - Class 1, Class 2 and Class 3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the Series' amended and restated rule 18f-3 Plan. Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2 and Class 3 shares. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES -- The Series has an Audit Committee comprised of Lee A. Ault III; H. Frederick Christie; Joe E. Davis; and Martin Fenton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee provides oversight regarding the Series' accounting and financial reporting policies and practices, their internal controls and the internal controls of the Series' principal service providers. The Committee acts as a liaison between the Series' independent registered public accounting firm and the full Board of Trustees. Five Audit Committee meetings were held during the 2004 fiscal year.


The Series has a Contracts Committee comprised of Lee A. Ault III; H. Frederick Christie; Joe E. Davis; Martin Fenton; Leonard R. Fuller; Mary Myers Kauppila; and Kirk P. Pendleton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. Two Contracts Committee meetings were held during the 2004 fiscal year.


The Series has a Nominating Committee comprised of Lee A. Ault III; Joe E. Davis; Martin Fenton; and Mary Myers Kauppila, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also


                   American Funds Insurance Series -- Page 31 evaluates, selects and nominates independent Trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Series, addressed to the Series' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2004 fiscal year.


PROXY VOTING PROCEDURES AND GUIDELINES -- The Series and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds and Endowments. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


On August 31 of each year, each fund is required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Each fund's voting record for the 12 months ended June 30, 2004 is available on the American Funds website at americanfunds.com and on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, the Series and the investment adviser on various proposals. A copy of the full Guidelines is available


                   American Funds Insurance Series -- Page 32 upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.


     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of a fund's shares as of the opening of business on April 25, 2005. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.


GLOBAL DISCOVERY

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        45.68%
 P.O. Box 2340                                       Class 2        96.90
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------


GLOBAL GROWTH

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        98.70%
 P. O. Box 2340                                      Class 2        39.95
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        28.31
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                   Class 2        16.35
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------
 Travelers Life & Annuity Co.                        Class 2         6.43
 P.O. Box 990027
 Hartford, CT 06199-0027
----------------------------------------------------------------------------



                   American Funds Insurance Series -- Page 33

GLOBAL SMALL CAPITALIZATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        98.41%
 P. O. Box 2340                                      Class 2        44.53
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        24.90
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Metropolitan Life Insurance Co.                     Class 2        11.06
 1 Madison Avenue
 New York, NY 10010-3603
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2         5.00
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------


GROWTH FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1         98.00%
 P.O. Box 2340                                      Class 2         33.43
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2         26.76
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                Class 2          7.86
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 MIT                                                Class 2          6.26
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2          5.67
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------



                   American Funds Insurance Series -- Page 34

INTERNATIONAL FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        99.10%
 P. O. Box 2340                                      Class 2        39.77
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        23.76
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                 Class 2        12.94
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 MIT                                                 Class 2        12.21
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------


NEW WORLD FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        98.71%
 P. O. Box 2340                                      Class 2        54.42
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        35.92
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2         8.48
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------


BLUE CHIP INCOME AND GROWTH FUND

                  NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
-----------------------------------------------------------------------------
 Lincoln Life Insurance Company                       Class 1       100.00%
 P.O. Box 2340                                        Class 2        38.15
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
-----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                  Class 2        45.97
 P.O. Box 2999
 Hartford, CT 06104-2999
-----------------------------------------------------------------------------
 Hartford Life Insurance Co.                          Class 2         7.41
 P.O. Box 2999
 Hartford, CT 06104-2999
-----------------------------------------------------------------------------
 MIT                                                  Class 2         7.20
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
-----------------------------------------------------------------------------



                   American Funds Insurance Series -- Page 35

GROWTH-INCOME FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1        99.21%
 P.O. Box 2340                                      Class 2        36.67
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2        27.66
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                Class 2         5.66
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2         5.50
 P.O. Box 54299                                     Class 3        100.00
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2         5.41
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------


ASSET ALLOCATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1        99.09%
 P.O. Box 2340                                      Class 2        42.83
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2        35.86
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2         8.20
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2         6.38
 P.O. Box 54299                                     Class 3        100.00
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------



                   American Funds Insurance Series -- Page 36

BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        99.50%
 P. O. Box 2340                                      Class 2        33.63
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        52.04
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2        13.28
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------


HIGH-INCOME BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1         98.00%
 P.O. Box 2340                                      Class 2         97.98
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1         97.61%
 P. O. Box 2340                                     Class 2         97.04
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------



                   American Funds Insurance Series -- Page 37

CASH MANAGEMENT FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1         97.00%
 P.O. Box 2340                                      Class 2         98.39
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------


INVESTMENT ADVISER -- The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva; Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.


POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio counselor's management of one or more funds in the Series and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, the investment adviser believes that all issues relating to potential material conflicts of interest involving the Series and its other managed funds and accounts have been addressed.


COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may manage assets in other mutual funds advised by Capital Research and Management Company. Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to


                   American Funds Insurance Series -- Page 38 relevant benchmarks over both the most recent year and a four-year rolling average, with the greatest weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which American Funds Insurance Series portfolio counselors are measured include:


     Global Discovery Fund -- Global Service and Information Index, a subset of MSCI World Index; Lipper Multi-Cap Growth Funds Index;

     Global Growth Fund -- MSCI World Index; MSCI EAFE Index; Lipper Global Funds Index;

     Global Small Capitalization Fund -- S&P/Citigroup World ex US Smallcap Index; S&P/ Citigroup US Smallcap Index; Lipper Small Cap Growth Funds Index; Lipper International Small Cap Funds Index;

     Growth Fund -- S&P 500; Lipper Growth Funds Index (adjusted);

     International Fund --  MSCI EAFE Index; Lipper International Funds Index;

     New World Fund -- MSCI All Country World Index; Lipper Global Funds Index; Lipper Emerging Markets Funds Index; JP Morgan Emerging Markets Bond Index Global;

     Blue Chip Income and Growth Fund -- S&P 500; Lipper Growth and Income Funds Index (adjusted);

     Growth-Income Fund -- S&P 500; Lipper Growth and Income Funds Index (adjusted);

     Asset Allocation Fund -- S&P 500; Lipper Growth and Income Funds Index (adjusted); Citigroup Broad Investment-Grade (BIG) Bond Index; Credit Suisse First Boston High Yield Bond Index; Lipper High Current Yield Bond Funds Average;

     Bond Fund -- Citigroup Broad Investment-Grade (BIG) Bond Index; Lipper High Current Yield Bond Funds Average, Credit Suisse First Boston High Yield Bond Index;

     High-Income Bond Fund -- Credit Suisse First Boston High Yield Bond Index; Lipper High Current Yield Bond Funds Average; and

     U.S. Government/AAA-Rated Securities Fund -- Citigroup Treasury/Government Sponsored/Mortgage Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND MANAGEMENT OF OTHER ACCOUNTS -- Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor's needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor(s) own fund shares (through an insurance contract) in the dollar range noted: Robert W. Lovelace, Global Growth Fund, $10,001 - $50,000.


                   American Funds Insurance Series -- Page 39

At this time, the remaining portfolio counselors have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the Series' most recent fiscal year period, they did not hold shares of the funds.


Portfolio counselors may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series' most recently completed fiscal year are listed below:




                               NUMBER                NUMBER
                              OF OTHER              OF OTHER             NUMBER
                             REGISTERED              POOLED             OF OTHER
                             INVESTMENT            INVESTMENT           ACCOUNTS
                          COMPANIES (RICS)      VEHICLES (PIVS)           THAT
                                THAT                  THAT              PORTFOLIO
                             PORTFOLIO             PORTFOLIO            COUNSELOR
                             COUNSELOR             COUNSELOR             MANAGES
                              MANAGES               MANAGES           AND ASSETS OF
      PORTFOLIO          AND ASSETS OF RICS    AND ASSETS OF PIVS    OTHER ACCOUNTS
      COUNSELOR            IN BILLIONS/1/         IN BILLIONS        IN BILLIONS/2/
---------------------------------------------------------------------------------------
 James K. Dunton            2       $90.9/3/          None                None
---------------------------------------------------------------------------------------
 Donald D. O'Neal           3       $171.2/3/     1       $0.045/4/       None
---------------------------------------------------------------------------------------
 Alan N. Berro              2       $90.9/3/           None               None
---------------------------------------------------------------------------------------
 Abner D. Goldstine         4       $83.7/3/          None                None
---------------------------------------------------------------------------------------
 John H. Smet               6       $126.2/3/         None             3        $2.0/6/
---------------------------------------------------------------------------------------
 Claudia P.                 4       $39.0/3/      1       $0.010/5/       None
 Huntington
---------------------------------------------------------------------------------------
 Robert W. Lovelace         3       $94.7/3/      1       $0.119/5/       None
---------------------------------------------------------------------------------------
 Susan M. Tolson            3       $31.9/3/      3       $0.906/6/    4        $1.2/6/
---------------------------------------------------------------------------------------
 Timothy D. Armour          3       $102.0/3/     1       $0.010/5/       None
---------------------------------------------------------------------------------------
 David C. Barclay           4       $86.8/3/      5       $1.170/6/    14       $3.1/6/
---------------------------------------------------------------------------------------
 Donnalisa Barnum               None                  None                None
---------------------------------------------------------------------------------------
 Gordon Crawford            4       $139.9/3/         None                None
---------------------------------------------------------------------------------------
 Mark E. Denning            5       $140.6/3/     1       $0.027/4/       None
---------------------------------------------------------------------------------------
 J. Blair Frank             1       $12.7/3/          None                None
---------------------------------------------------------------------------------------
 Nick J. Grace              1       $51.6/3/          None                None
---------------------------------------------------------------------------------------
 Alwyn W. Heong             3       $62.6/3/      1       $0.010/5/       None
---------------------------------------------------------------------------------------
 Thomas H. Hogh             3       $9.6/3/       1       $0.097/6/    13       $2.0/6/
---------------------------------------------------------------------------------------
 Carl M. Kawaja             4       $127.9/3/     1       $0.119/5/       None
---------------------------------------------------------------------------------------
 Michael T. Kerr            2       $119.5/3/         None                None
---------------------------------------------------------------------------------------
 Michael D. Locke           1       $2.4/3/       6       $0.905/6/    14       $4.7/6/
---------------------------------------------------------------------------------------
 Mark R . Macdonald         4       $160.3/3/         None                None
---------------------------------------------------------------------------------------
 Ronald B. Morrow               None                  None                None
---------------------------------------------------------------------------------------
 Robert G. O'Donnell        4       $136.1/3/         None                None
---------------------------------------------------------------------------------------
 C. Ross Sappenfield        3       $134.1/3/         None                None
---------------------------------------------------------------------------------------
 Steven T. Watson           3       $128.7/3/         None                None
---------------------------------------------------------------------------------------




                   American Funds Insurance Series -- Page 40

1 Indicates fund(s) where the Portfolio Counselor also has significant responsibilities for the day to day management of the fund(s).

2 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
3 Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
4 Represents a fund advised by Capital Research and Management Company and sold in Europe. Assets noted represent the total net assets of the fund and are not indicative of the total assets managed by the individual, which will be a substantially lower amount.
5 Represents a fund sub-advised by Capital Research and Management Company and sold in Canada. Assets noted represent the total net assets of the fund and are not indicative of the total assets managed by the individual, which will be a substantially lower amount.

6 Fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company.

INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- The Investment Advisory and Service Agreements (the "Agreements") between the Series and the investment adviser will continue in effect until June 30, 2005 (for the Growth Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund) and December 31, 2005 (for the Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management
Fund), unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).


                   American Funds Insurance Series -- Page 41

In considering the renewal of the Agreements each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act and presents its recommendations to the full Board of Trustees.


At its most recent renewal meetings on March 18, 2004 and on September 21, 2004, the Committee members discussed the investment results of the funds in both the short term and over the long term, noting generally favorable results when compared to comparable funds, especially over more meaningful periods of time, namely over five and ten-year historical periods. The Committee noted that only one fund (Blue Chip Income and Growth Fund) had below benchmark index performance on a sustained basis and that recent performance improvements were apparent in that fund. The Committee also reviewed in general the quality and quantity of the investment administrative and business services provided to the Series. The Committee noted that the investment adviser provided, in addition to investment advisory services, other services and absorbed expenses of persons who perform many of the executive, administrative, clerical and bookkeeping functions needed by the Series, and that the investment adviser provided these other services with a high degree of excellence and efficiency. The Committee reviewed the investment adviser's profitability from its management and other services to the Series.


In addition to considering the high quality of the services provided to the Series by the investment adviser, the Committee also continued its historic tradition of carefully reviewing the fees and expenses borne by the Series. The Committee noted that the fees and expenses of the Series were generally lower than other comparable funds. In its September meeting, the Committee also noted that the advisory fees would be further decreased by a proposed 5% fee waiver volunteered by the investment adviser (effective September 1, 2004). The Committee considered the breakpoints on the advisory fees applicable to each fund and noted the willingness and proactiveness of the investment adviser in adding additional breakpoints to reflect growth in fund assets and attendant economies of scale.


The Committee also reviewed the portfolio turnover and brokerage costs incurred by the Series and noted the investment adviser's commitment to achieving consistently excellent trade execution. In assessing brokerage and in assessing the profitability of the Agreements to the investment adviser, the Committee also noted the indirect benefits (for example, soft dollar benefits) that the investment adviser received as a result of managing the Series.


In connection with its review, the Committee met with representatives of the investment adviser, including relevant investment advisory personnel, and reviewed information prepared by the investment adviser and by counsel to the Series and its independent Trustees. The Committee took into consideration the depth and quality of the investment adviser's research capabilities, the low turnover rates of its key personnel and the overall stability of its organization; the experience, capability and integrity of its senior management; and its commitment and systems in place to ensure a high level of compliance with applicable laws, rules and other requirements. The Committee also discussed the unique factors relevant to the Series as a variable annuity/life investment product.


In considering the renewal of the Agreements, the Committee met privately with counsel to the Series and the independent Trustees, noting that such counsel was independent of the investment adviser. The Committee considered with independent counsel the terms and conditions of the Agreements. In arriving at a final recommendation to the full Board of Trustees to approve the Agreements with respect to each fund for another year, the Committee (and the


                   American Funds Insurance Series -- Page 42

Trustees in the subsequent full Board meeting) did not identify any single matter as controlling, but rather noted the entire mix of factors as being strongly favorable to shareholders. Based on its review, the Committee and subsequently the full Board of Trustees (with the independent Trustees concurring separately) determined that, in the exercise of reasonable business judgment, the advisory fees and other expenses paid by the Series were fair, both absolutely and in comparison with those of other comparable funds in the industry, that the Series shareholders were receiving reasonable value in return for those fees and expenses, and the continuation of the Agreements with respect to each fund was in the best interest of the Series' shareholders.


As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:


Global Discovery Fund: 0.58% of the first $500 million of net assets, plus 0.48% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.44% on net assets in excess of $1.0 billion;


Global Growth Fund: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets in excess of $3.0 billion;


Global Small Capitalization Fund: 0.80% of the first $600 million of net assets, plus 0.74% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.70% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.67% on net assets in excess of $2.0 billion;


Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion;


International Fund: 0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus 0.44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets in excess of $21.0 billion;


New World Fund: 0.85% on the first $500 million of net assets, plus 0.77% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.71% on net assets in excess of $1.0 billion;


Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets


                   American Funds Insurance Series -- Page 43 greater than $1.5 billion but not exceeding $2.5 billion, plus 0.38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.37% on net assets in excess of $4.0 billion;


Growth-Income Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets in excess of $21.0 billion;


Asset Allocation Fund: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.250% on net assets in excess of $8.0 billion;


Bond Fund: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.36% on net assets in excess of $3.0 billion;


High-Income Bond Fund: 0.50% of the first $600 million of net assets, plus 0.46% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.42% on net assets in excess of $2.0 billion;


U.S. Government/AAA-Rated Securities Fund: 0.46% of the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.36% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.34% on net assets in excess of $2.0 billion; and


Cash Management Fund: 0.32% on all assets.


In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.


                   American Funds Insurance Series -- Page 44

The Agreements provide for an advisory fee reduction to the extent that the annual ordinary net operating expenses of each fund, except International Fund, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof. For International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenses which are not subject to this limitation are interest, taxes and extraordinary items, such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


The investment adviser's total fees for the fiscal years ended December 31, 2004, 2003 and 2002 were:

                                                FISCAL YEAR ENDED
                                     ------------------------------------------
                                         2004          2003           2002
-------------------------------------------------------------------------------
GLOBAL DISCOVERY FUND                $   316,000   $   158,000    $   103,000
-------------------------------------------------------------------------------
GLOBAL GROWTH FUND                     9,639,000     5,992,000      5,127,000
-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND       8,294,000     4,277,000      3,411,000
-------------------------------------------------------------------------------
GROWTH FUND                           46,878,000    29,609,000     26,296,000
-------------------------------------------------------------------------------
INTERNATIONAL FUND                    18,618,000    12,178,000     12,312,000
-------------------------------------------------------------------------------
NEW WORLD FUND                         2,826,000     1,653,000      1,388,000
-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND       9,011,000     4,707,000      1,574,000
-------------------------------------------------------------------------------
GROWTH-INCOME FUND                    43,883,000    29,648,000     26,789,000
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                 14,313,000     9,628,000      7,632,000
-------------------------------------------------------------------------------
BOND FUND                              7,486,000     5,537,000      3,330,000
-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                  3,846,000     3,141,000      2,579,000
-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED              2,893,000     3,428,000      2,893,000
SECURITIES FUND
-------------------------------------------------------------------------------
CASH MANAGEMENT FUND                     808,000     1,207,000      1,454,000
-------------------------------------------------------------------------------


For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all funds.


                   American Funds Insurance Series -- Page 45

For the period ended December 31, 2004, management fees were reduced by the following as a result of this waiver:




                                                        WAIVER REDUCTION
-----------------------------------------------------------------------------
 GLOBAL DISCOVERY FUND                                      $  6,000
-----------------------------------------------------------------------------
 GLOBAL GROWTH FUND                                          179,000
-----------------------------------------------------------------------------
 GLOBAL SMALL CAPITALIZATION FUND                            154,000
-----------------------------------------------------------------------------
 GROWTH FUND                                                 846,000
-----------------------------------------------------------------------------
 INTERNATIONAL FUND                                          342,000
-----------------------------------------------------------------------------
 NEW WORLD FUND                                               53,000
-----------------------------------------------------------------------------
 BLUE CHIP INCOME AND GROWTH FUND                            167,000
-----------------------------------------------------------------------------
 GROWTH-INCOME FUND                                          788,000
-----------------------------------------------------------------------------
 ASSET ALLOCATION FUND                                       260,000
-----------------------------------------------------------------------------
 BOND FUND                                                   135,000
-----------------------------------------------------------------------------
 HIGH-INCOME BOND FUND                                        66,000
-----------------------------------------------------------------------------
 U.S. GOVERNMENT/AAA-RATED SECURITIES FUND                    47,000
-----------------------------------------------------------------------------
 CASH MANAGEMENT FUND                                         12,000
-----------------------------------------------------------------------------




PLANS OF DISTRIBUTION - The Series has adopted Plans of Distribution (the "Plans") for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Series is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the Board of Trustees.


Under the Plans, the Series will pay to insurance company contract issuers 0.25% of each fund's average net assets annually (Class 2 shares) or 0.18% of each fund's average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the Board of Trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the


                   American Funds Insurance Series -- Page 46 fiscal year ended December 31, 2004, the Series incurred distribution expenses for Class 2 shares of $77,896,000 and Class 3 shares of $2,378,000, payable to certain life insurance companies under the Plan. Class 3 distribution fees were reduced for Growth Fund, as necessary, to maintain the expense level in the class, stipulated by the terms of the exemptive order granted by the U.S. Securities and Exchange Commission relating to the substitution of Class 3 shares of Growth Fund for shares of Anchor Pathway Fund Growth Series. As a result, for the year ended December 31, 2004, the distribution fee was reduced by $13,000 to $2,365,000. Accrued and unpaid distribution expenses were $8,242,000 for Class 2 shares and $206,000 for Class 3 shares.


COMPENSATION TO INSURANCE COMPANIES -- American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces. The total payments made to all insurance companies during the 2005 calendar year will not exceed .0006% of the assets of the Series.


     AEGON, N.V.
     AIG SunAmerica Life Assurance Company
     Hartford Life Insurance Company
     ING Life Insurance and Annuity Company
     Jefferson Pilot Financial Insurance Company/Jefferson Pilot LifeAmerica Insurance Company
     John Hancock Life Insurance Company (U.S.A.)
     The Lincoln National Life Insurance Company
     The Manufacturers Life Insurance Company (U.S.A.)
     Massachusetts Mutual Life Insurance Company
     Merrill Lynch Life Insurance Company
     Metropolitan Life Insurance Company
     Nationwide Mutual Insurance Company
     New England Life Insurance Company
     Pacific Life Insurance Company
     Travelers Insurance Company


                    EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the Series' portfolio transactions. The investment adviser strives to obtain best execution on each fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The Series does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the Series' portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the Series' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the Series' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the Series' portfolio transactions.


                   American Funds Insurance Series -- Page 47

Portfolio transactions for the Series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


Brokerage commissions and concessions (commissions built into the price of bonds) paid on portfolio transactions for the fiscal years ended December 31, 2004, 2003, and 2002 were:


                                                FISCAL YEAR ENDED
                                     ------------------------------------------
                                         2004          2003           2002
-------------------------------------------------------------------------------
GLOBAL DISCOVERY FUND                $    79,000   $    50,000    $    32,000
-------------------------------------------------------------------------------
GLOBAL GROWTH FUND                     1,909,000     1,074,000      1,005,000
-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND       4,672,000     3,399,000      1,807,000
GROWTH FUND                           13,718,000    12,922,000     10,480,000
-------------------------------------------------------------------------------
INTERNATIONAL FUND                     5,149,000     3,359,000      2,730,000
-------------------------------------------------------------------------------
NEW WORLD FUND                           496,000       264,000        215,000
-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND       1,215,000     1,199,000        722,000
-------------------------------------------------------------------------------
GROWTH-INCOME FUND                    11,022,000     7,247,000      8,294,000
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                  3,419,000     2,876,000      2,375,000
-------------------------------------------------------------------------------
BOND FUND                              1,585,000     2,791,000      1,277,000
-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                  1,362,000     2,395,000      1,270,000
-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED                 45,000        70,000        182,000
SECURITIES FUND
-------------------------------------------------------------------------------



With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity by Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund and Asset Allocation Fund increased during the year, resulting in an increase in brokerage commissions and concessions paid on portfolio transactions. The volume of trading activity by Bond Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund decreased during the year, resulting in a decrease in brokerage concessions paid on portfolio transactions.


The Series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than


                   American Funds Insurance Series -- Page 48

15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series' portfolio transactions during the Series' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year.


At the end of the Series' most recent fiscal year, the Series' regular broker-dealers included Banc of America Securities, LLC, Deutsche Bank AG, J.P. Morgan Securities Inc., State Street Bank & Trust Company and Citigroup Global Markets Inc. As of the Series' fiscal year-end, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:





                            AFFILIATED COMPANY OF     TYPE OF
                            REGULAR BROKER-DEALER    SECURITY        AMOUNT
-------------------------------------------------------------------------------
Global Discovery Fund        Citigroup Inc.           equity      $  1,325,000
-------------------------------------------------------------------------------
Global Growth Fund          J.P. Morgan Chase &       equity         7,802,000
                            Co.
-------------------------------------------------------------------------------
                            Citigroup Inc.            equity         7,227,000
-------------------------------------------------------------------------------
                            Deutsche Bank AG           debt          1,769,000
-------------------------------------------------------------------------------
Growth Fund                 Citigroup Inc.            equity        75,884,000
-------------------------------------------------------------------------------
                            State Street Bank &        debt         40,000,000
                            Trust Company
-------------------------------------------------------------------------------
                            Bank of America Corp.      debt         24,908,000
-------------------------------------------------------------------------------
Blue Chip Income and        J.P. Morgan Chase &       equity        63,976,000
Growth Fund                 Co.
-------------------------------------------------------------------------------
                            Bank of America Corp.     equity        32,893,000
-------------------------------------------------------------------------------
                            Citigroup Inc.            equity        12,045,000
-------------------------------------------------------------------------------
Growth-Income Fund          Bank of America Corp.     equity       144,182,000
-------------------------------------------------------------------------------
                                                       debt        119,673,000
-------------------------------------------------------------------------------
                            J.P. Morgan Chase &       equity       153,289,000
                            Co.
-------------------------------------------------------------------------------
                                                       debt         49,851,000
-------------------------------------------------------------------------------
                            Citigroup Inc.            equity       156,775,000
-------------------------------------------------------------------------------
Asset Allocation Fund       J.P. Morgan Chase &       equity        94,560,000
                            Co.
-------------------------------------------------------------------------------
                            Bank of America Corp.     equity        89,580,000
-------------------------------------------------------------------------------
                            Citigroup Inc.            equity        74,679,000
-------------------------------------------------------------------------------
Bond Fund                   Citigroup Inc.             debt          3,035,000
-------------------------------------------------------------------------------
                            Bank of America Corp.      debt          3,013,000
-------------------------------------------------------------------------------
                            J.P. Morgan Chase &        debt          2,919,000
                            Co.
-------------------------------------------------------------------------------





                   American Funds Insurance Series -- Page 49

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds' portfolio securities. These policies and procedures have been reviewed by the Series' Board of Trustees and compliance will be periodically assessed by the Board in connection with reporting from the Series' Chief Compliance Officer.


Under these policies and procedures, the funds' complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In addition, the funds' list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. Affiliates of the Series (including the Series' Board members and officers, and certain personnel of the Series' investment adviser and its affiliates) and certain service providers (such as the Series' custodian, insurance companies and outside counsel) who require such information for legitimate business and fund oversight purposes may receive such information earlier.


Affiliated persons of the Series as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable. Third party service providers of the Series receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.


The authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the Investment Committee of the Series' investment adviser. In exercising its authority, the Investment Committee determines whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been made public on the American Funds website, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.


                   American Funds Insurance Series -- Page 50

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, a fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by a fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, any fund may determine that it is in the interest of shareholders to distribute a lesser amount.


In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more


                   American Funds Insurance Series -- Page 51
than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.


     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If a fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, each fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


                   American Funds Insurance Series -- Page 52

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.


     In addition, some of the bonds may be purchased by the funds at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If a fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the funds from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the funds.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.


                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.


The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the


                   American Funds Insurance Series -- Page 53 following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of a fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Series' Board. Subject to Board oversight, the Series' Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the Series' investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what a fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open



                   American Funds Insurance Series -- Page 54 and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02105, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.


TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $13,723 for Class 1 shares, $34,190 for Class 2 shares and $1,256 for Class 3 shares for the 2004 fiscal year.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent registered public accounting firm providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the Series' independent registered public accounting firm is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105, serves as counsel for the Series and for Trustees who are not interested persons (as defined by the 1940 Act) of the Series. Certain legal matters in connection


                   American Funds Insurance Series -- Page 55 with the shares of beneficial interest offered by the prospectus have been passed upon for the Series by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the Series' "independent legal counsel" will be made at least annually by the independent Trustees of the Series, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends on December 31. Contract owners are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The Series' annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.


PERSONAL INVESTING POLICY -- The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.


LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the American Funds Distributors, Inc. The complaint alleges violations of certain NASD rules by the American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.


On March 24, 2005, the investment adviser and American Funds Distributors, Inc. filed a complaint against the Attorney General of the State of California in Los Angeles County Superior


                   American Funds Insurance Series -- Page 56

Court. The complaint alleges that the Attorney General threatened to take enforcement actions against the investment adviser and American Funds Distributors, Inc. that are without merit and preempted by federal law. The complaint seeks injunctive and declaratory relief. On the same day, following the filing of the investment adviser's and American Funds Distributors, Inc.'s complaint, the Attorney General of the State of California filed a complaint against the American Funds Distributors, Inc. and investment adviser. Filed in Los Angeles County Superior Court, the Attorney General's complaint alleges violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. The complaint seeks injunctive relief, penalties, restitution and disgorgement.


The investment adviser and American Funds Distributors, Inc. believe that these matters are not likely to have a material adverse effect on the funds or on the ability of the investment adviser or American Funds Distributors, Inc. to perform its contract with the funds. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and American Funds Distributors, Inc. are cooperating fully. In addition, a series of class action lawsuits have been filed in the U.S. District Court, Central District of California, raising issues related to so-called "directed brokerage" and "revenue sharing" practices. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American Funds regulatory matters."


REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.


AUTHORIZED SHARES -- The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.


                   American Funds Insurance Series -- Page 57

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.


                        DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                   American Funds Insurance Series -- Page 58

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated CC is currently highly vulnerable to nonpayment.


                   American Funds Insurance Series -- Page 59

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                  DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                   American Funds Insurance Series -- Page 60

[logo - American Funds (r)]

AMERICAN FUNDS INSURANCE SERIES
GLOBAL DISCOVERY FUND

Investment portfolio
December 31, 2004

                                                                                                                        Market value
Common stocks -- 76.96%                                                                                       Shares         (000)

TELECOMMUNICATION SERVICES -- 9.81%
Royal KPN NV                                                                                                140,900        $1,334
Qwest Communications International Inc. (1)                                                                 240,000         1,066
France Telecom, SA                                                                                           26,000           857
Telefonica, SA                                                                                               44,000           826
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                                   1,574,000           819
Telephone and Data Systems, Inc.                                                                              6,500           500
MobileOne Ltd                                                                                               372,000           415
Telekom Austria AG                                                                                           17,143           324
China Unicom Ltd.                                                                                           400,000           317
CenturyTel, Inc.                                                                                              7,000           248
Vodafone Group PLC                                                                                           82,000           222
Telecom Italia SpA, nonvoting                                                                                18,300            59
                                                                                                                            6,987

SOFTWARE & SERVICES -- 9.53%
First Data Corp.                                                                                             32,210         1,370
NHN Corp.                                                                                                    14,660         1,183
Microsoft Corp.                                                                                              34,500           921
Yahoo! Inc. (1)                                                                                              23,200           874
Paychex, Inc.                                                                                                16,200           552
Automatic Data Processing, Inc.                                                                              11,300           501
BEA Systems, Inc. (1)                                                                                        50,000           443
Intuit Inc. (1)                                                                                              10,000           440
Compuware Corp. (1)                                                                                          43,000           278
NAVTEQ Corp. (1)                                                                                              4,900           227
                                                                                                                            6,789

RETAILING -- 9.00%
IAC/InterActiveCorp (1)                                                                                      53,200         1,469
Best Buy Co., Inc.                                                                                           20,200         1,200
Lowe's Companies, Inc.                                                                                       18,800         1,083
eBay Inc. (1)                                                                                                 7,000           814
CarMax, Inc. (1)                                                                                             22,000           683
Target Corp.                                                                                                 11,500           597
Ross Stores, Inc.                                                                                            11,000           318
Kohl's Corp. (1)                                                                                              5,000           246
                                                                                                                            6,410


                                                                                                                        Market value
Common stocks                                                                                                Shares         (000)

BANKS -- 8.54%
Wells Fargo & Co.                                                                                            16,750        $1,041
Freddie Mac                                                                                                  11,000           811
Societe Generale                                                                                              6,000           605
UFJ Holdings, Inc. (1)                                                                                          100           604
Royal Bank of Scotland Group PLC                                                                             17,600           591
DEPFA BANK PLC                                                                                               27,000           452
ABN AMRO Holding NV                                                                                          15,827           418
Mizuho Financial Group, Inc.                                                                                     75           377
Chinatrust Financial Holding Co., Ltd.                                                                      254,304           304
City National Corp.                                                                                           4,200           297
HSBC Holdings PLC (United Kingdom)                                                                           13,896           238
Malayan Banking Bhd.                                                                                         76,500           238
Fannie Mae                                                                                                    1,550           110
                                                                                                                            6,086

MEDIA -- 5.11%
Liberty Media Corp., Class A (1)                                                                            112,000         1,230
Time Warner Inc. (1)                                                                                         62,500         1,215
Liberty Media International, Inc., Class A (1)                                                               13,720           634
Reader's Digest Assn., Inc., Class A                                                                         40,500           563
                                                                                                                            3,642

HEALTH CARE EQUIPMENT & SERVICES -- 4.84%
Express Scripts, Inc. (1)                                                                                    11,000           841
Caremark Rx, Inc. (1)                                                                                        17,000           670
HCA Inc.                                                                                                     15,500           619
Aetna Inc.                                                                                                    4,900           611
Alfresa Holdings Corp.                                                                                       14,500           531
Service Corp. International (1)                                                                              23,600           176
                                                                                                                            3,448

COMMERCIAL SERVICES & SUPPLIES -- 4.20%
Rentokil Initial PLC                                                                                        355,000         1,005
Robert Half International Inc.                                                                               24,000           706
United Stationers Inc. (1)                                                                                   10,000           462
ServiceMaster Co.                                                                                            30,000           414
Adecco SA                                                                                                     8,000           402
                                                                                                                            2,989

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.30%
Applied Materials, Inc. (1)                                                                                  42,000           718
Texas Instruments Inc.                                                                                       25,000           616
Rohm Co., Ltd.                                                                                                3,100           320
Taiwan Semiconductor Manufacturing Co. Ltd.                                                                 129,374           206
Xilinx, Inc.                                                                                                  6,000           178
Maxim Integrated Products, Inc.                                                                               4,000           170
Altera Corp. (1)                                                                                              7,000           145
                                                                                                                            2,353

TECHNOLOGY HARDWARE & EQUIPMENT -- 3.09%
Cisco Systems, Inc. (1)                                                                                      52,600         1,015
Symbol Technologies, Inc.                                                                                    25,000           433
Murata Manufacturing Co., Ltd.                                                                                5,800           323
CIENA Corp. (1)                                                                                              70,000           234
International Business Machines Corp.                                                                         2,000           197
                                                                                                                            2,202


                                                                                                                        Market value
Common stocks                                                                                                Shares         (000)

DIVERSIFIED FINANCIALS -- 2.69%
Citigroup Inc.                                                                                               27,500      $  1,325
Capital One Financial Corp.                                                                                   7,000           589
                                                                                                                            1,914

INSURANCE -- 2.09%
American International Group, Inc.                                                                           17,375         1,141
Mitsui Sumitomo Insurance Co., Ltd.                                                                          40,000           347
                                                                                                                            1,488

TRANSPORTATION -- 2.07%
Qantas Airways Ltd.                                                                                         143,320           415
Singapore Post Private Ltd.                                                                                 745,000           406
SIRVA, Inc. (1)                                                                                              20,000           384
Southwest Airlines Co.                                                                                        8,800           143
Ryanair Holdings PLC (ADR) (1)                                                                                3,100           126
                                                                                                                            1,474

FOOD & STAPLES RETAILING -- 1.91%
Wal-Mart de Mexico, SA de CV, Series V                                                                      169,300           582
Walgreen Co.                                                                                                 11,500           441
Costco Wholesale Corp.                                                                                        7,000           339
                                                                                                                            1,362

HOTELS, RESTAURANTS & LEISURE -- 1.45%
Carnival Corp., units                                                                                        10,000           576
Outback Steakhouse, Inc.                                                                                     10,000           458
                                                                                                                            1,034

ENERGY -- 1.10%
Schlumberger Ltd.                                                                                             6,000           402
Baker Hughes Inc.                                                                                             9,000           384
                                                                                                                              786

CONSUMER DURABLES & APPAREL -- 0.94%
Garmin Ltd.                                                                                                  11,000           669


CAPITAL GOODS -- 0.86%
Hagemeyer NV (1)                                                                                            267,000           615


MATERIALS -- 0.81%
Nitto Denko Corp.                                                                                            10,500           574


UTILITIES -- 0.74%
Hong Kong and China Gas Co. Ltd.                                                                            150,000           310
Scottish Power PLC                                                                                           23,500           182
AES Corp. (1)                                                                                                 2,300            31
                                                                                                                              523

MISCELLANEOUS -- 4.88%
Other common stocks in initial period of acquisition                                                                        3,476


Total common stocks (cost: $46,731,000)                                                                                    54,821



                                                                                                          Shares or     Market value
Convertible securities -- 1.90%                                                                     principal amount         (000)

BANKS -- 0.88%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units (Japan)                  27,000,000     $     625


TECHNOLOGY HARDWARE & EQUIPMENT -- 0.78%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                         $500,000           559


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.24%
Agere Systems Inc. 6.50% convertible notes 2009                                                            $160,000           170


Total convertible securities (cost: $934,000)                                                                               1,354


                                                                                                  Principal amount
Short-term securities -- 20.95%                                                                                (000)

U.S. Treasury Bills 1.79%-2.05% due 1/20-3/10/2005                                                           $4,500         4,491
Coca-Cola Co. 2.11%-2.17% due 1/24-1/28/2005                                                                  1,700         1,697
Abbott Laboratories Inc. 2.25% due 1/20/2005 (2)                                                              1,300         1,299
Hershey Foods Corp. 2.18% due 1/26/2005 (2)                                                                   1,200         1,198
International Bank for Reconstruction and Development 2.08% due 1/3/2005                                      1,100         1,100
IBM Credit Corp. 2.20% due 1/28/2005                                                                          1,100         1,098
PepsiCo Inc. 2.24% due 1/13/2005 (2)                                                                          1,000           999
Harley-Davidson Funding Corp. 2.26% due 1/27/2005 (2)                                                         1,000           998
Freddie Mac 2.27% due 2/1/2005                                                                                  900           898
Pfizer Inc 2.15%-2.17% due 1/18-1/24/2005 (2)                                                                   650           650
BellSouth Corp. 2.27% due 1/24/2005 (2)                                                                         500           499

Total short-term securities (cost: $14,927,000)                                                                            14,927


Total investment securities (cost: $62,592,000)                                                                            71,102
Other assets less liabilities                                                                                                 136

Net assets                                                                                                                $71,238



"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.


(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,643,000, which represented 7.92% of the net assets of the fund.

ADR = American Depositary Receipts




GLOBAL GROWTH FUND

Investment portfolio
December 31, 2004

                                                                                                                        Market value
Common stocks -- 84.83%                                                                                       Shares         (000)

CONSUMER DISCRETIONARY -- 14.52%
Time Warner Inc. (1)                                                                                      1,717,000     $  33,378
News Corp. Inc., Class A                                                                                  1,119,173        20,884
News Corp. Inc., Class B                                                                                    427,507         8,208
Toyota Motor Corp.                                                                                          710,000        28,817
Cie. Financiere Richemont AG, units, Class A                                                                478,000        15,863
Starbucks Corp. (1)                                                                                         220,000        13,719
Target Corp.                                                                                                260,000        13,502
Clear Channel Communications, Inc.                                                                          380,000        12,726
eBay Inc. (1)                                                                                               104,800        12,186
Michaels Stores, Inc.                                                                                       390,000        11,688
Lowe's Companies, Inc.                                                                                      190,000        10,942
Carnival Corp., units                                                                                       183,000        10,546
Grupo Televisa, SA, ordinary participation certificates (ADR)                                               165,000         9,982
Honda Motor Co., Ltd.                                                                                       175,000         9,045
Limited Brands, Inc.                                                                                        370,000         8,517
Comcast Corp., Class A (1)                                                                                  225,000         7,488
IAC/InterActiveCorp (1)                                                                                     260,000         7,181
Suzuki Motor Corp.                                                                                          313,000         5,703
Bayerische Motoren Werke AG                                                                                 120,000         5,396
Renault SA                                                                                                   60,450         5,039
Dixons Group PLC                                                                                          1,691,929         4,928
Mediaset SpA                                                                                                375,000         4,739
Kingfisher PLC                                                                                              759,422         4,508
Hyundai Motor Co.                                                                                            76,000         4,075
Fox Entertainment Group, Inc., Class A (1)                                                                  125,000         3,908
FAST RETAILING CO., LTD.                                                                                     40,000         3,037
Kesa Electricals PLC                                                                                        517,568         2,802
Viacom Inc., Class B, nonvoting                                                                              75,000         2,729
Reuters Group PLC                                                                                           320,000         2,315
Univision Communications Inc., Class A (1)                                                                   70,000         2,049
Koninklijke Philips Electronics NV                                                                           70,000         1,850
Thomson Corp.                                                                                                40,000         1,409
SET Satellite (Singapore) Pte. Ltd. (1),(2),(3)                                                             155,973           491
Liberty Media Corp., Class A (1)                                                                             25,000           275
SET India Ltd. (1),(2),(3)                                                                                    6,400           254
KirchMedia GmbH & Co. KGaA, nonvoting (1),(2),(3)                                                            42,000             --
                                                                                                                          290,179

INFORMATION TECHNOLOGY -- 11.62%
Samsung Electronics Co., Ltd.                                                                                48,170        20,965
Rohm Co., Ltd.                                                                                              192,000        19,809
Taiwan Semiconductor Manufacturing Co. Ltd.                                                              12,308,463        19,583


                                                                                                                        Market value
Common stocks                                                                                                Shares         (000)

INFORMATION TECHNOLOGY (continued)
Murata Manufacturing Co., Ltd.                                                                              312,000     $  17,401
Texas Instruments Inc.                                                                                      703,500        17,320
Microsoft Corp.                                                                                             622,000        16,614
Xilinx, Inc.                                                                                                440,000        13,046
Applied Materials, Inc. (1)                                                                                 700,000        11,970
Fujitsu Ltd.                                                                                              1,810,000        11,751
ASML Holding NV (New York registered) (1)                                                                   471,800         7,506
ASML Holding NV (1)                                                                                         125,000         1,999
Semiconductor Manufacturing International Corp (ADR) (1)                                                    665,200         7,164
Semiconductor Manufacturing International Corp. (1)                                                       4,700,000         1,022
Micron Technology, Inc. (1)                                                                                 545,000         6,731
Venture Corp. Ltd.                                                                                          680,000         6,624
Compuware Corp. (1)                                                                                       1,000,000         6,470
Altera Corp. (1)                                                                                            300,000         6,210
Samsung Electro-Mechanics Co., Ltd. (1)                                                                     238,000         5,978
Canon, Inc.                                                                                                 103,000         5,544
Mediatek Incorporation                                                                                      808,199         5,500
QUALCOMM Inc.                                                                                               120,000         5,088
Hon Hai Precision Industry Co., Ltd.                                                                        856,979         3,969
Tokyo Electron Ltd.                                                                                          50,000         3,071
TDK Corp.                                                                                                    40,000         2,955
Cisco Systems, Inc. (1)                                                                                     151,500         2,924
Samsung SDI Co., Ltd.                                                                                        24,090         2,630
Sabre Holdings Corp., Class A                                                                               100,000         2,216
                                                                                                                          232,060

FINANCIALS -- 11.44%
Societe Generale                                                                                            402,400        40,576
UFJ Holdings, Inc. (1)                                                                                        4,933        29,817
HSBC Holdings PLC                                                                                         1,715,648        28,899
Kookmin Bank (1)                                                                                            684,710        26,790
Erste Bank der oesterreichischen Sparkassen AG                                                              238,800        12,711
American International Group, Inc.                                                                          175,000        11,492
Westpac Banking Corp.                                                                                       660,449        10,051
Bayerische Hypo- und Vereinsbank AG (1)                                                                     435,000         9,839
Banco Santander Central Hispano, SA                                                                         633,200         7,830
J.P. Morgan Chase & Co.                                                                                     200,000         7,802
Citigroup Inc.                                                                                              150,000         7,227
ING Groep NV                                                                                                215,172         6,487
Allianz AG                                                                                                   39,000         5,155
Marsh & McLennan Companies, Inc.                                                                            150,000         4,935
Bank of Nova Scotia                                                                                         140,000         4,748
Shinhan Financial Group Co., Ltd.                                                                           152,000         3,436
Capital One Financial Corp.                                                                                  38,000         3,200
Mitsui Sumitomo Insurance Co., Ltd.                                                                         350,000         3,032
Royal Bank of Canada                                                                                         50,000         2,677
Deutsche Bank AG                                                                                             20,000         1,769
                                                                                                                          228,473

TELECOMMUNICATION SERVICES -- 10.60%
Vodafone Group PLC                                                                                       10,820,000        29,287
Vodafone Group PLC (ADR)                                                                                    375,000        10,268
Telekom Austria AG                                                                                        1,789,384        33,808
Telefonica, SA                                                                                            1,602,771        30,087


                                                                                                                        Market value
Common stocks                                                                                                Shares         (000)

TELECOMMUNICATION SERVICES (continued)
Royal KPN NV                                                                                              3,125,000     $  29,585
KDDI Corp.                                                                                                    3,760        20,202
France Telecom, SA                                                                                          385,000        12,702
mm02 PLC (1)                                                                                              4,672,400        10,991
America Movil SA de CV, Series L (ADR)                                                                      175,500         9,187
Swisscom AG                                                                                                  22,200         8,720
Deutsche Telekom AG (1)                                                                                     300,000         6,765
China Unicom Ltd.                                                                                         5,000,000         3,956
Telecom Italia SpA, nonvoting                                                                             1,120,000         3,621
Telefonos de Mexico, SA de CV, Class L (ADR)                                                                 70,000         2,682
                                                                                                                          211,861

HEALTH CARE -- 8.06%
AstraZeneca PLC                                                                                             293,960        10,641
AstraZeneca PLC (Sweden)                                                                                    222,405         8,070
AstraZeneca PLC (ADR)                                                                                         3,000           109
Shionogi & Co., Ltd.                                                                                      1,279,000        17,640
Rhon-Klinikum AG                                                                                            165,512        10,155
Rhon-Klinikum AG, nonvoting preferred                                                                       108,400         6,619
Novo Nordisk A/S, Class B                                                                                   301,000        16,397
Sanofi-Aventis                                                                                              200,000        15,928
Fresenius Medical Care AG, preferred                                                                        269,000        15,539
UCB NV                                                                                                      233,320        11,819
Eli Lilly and Co.                                                                                           200,000        11,350
Synthes, Inc.                                                                                                95,000        10,620
Forest Laboratories, Inc. (1)                                                                               194,800         8,739
Chugai Pharmaceutical Co., Ltd.                                                                             333,000         5,491
Elan Corp., PLC (ADR) (1)                                                                                   175,000         4,769
H. Lundbeck A/S                                                                                             145,350         3,231
Smith & Nephew PLC                                                                                          205,000         2,094
Pfizer Inc                                                                                                   70,000         1,882
                                                                                                                          161,093

CONSUMER STAPLES -- 6.98%
Shiseido Co., Ltd.                                                                                        1,211,000        17,492
Nestle SA                                                                                                    66,900        17,451
Altria Group, Inc.                                                                                          250,000        15,275
Orkla AS                                                                                                    378,178        12,381
Avon Products, Inc.                                                                                         255,800         9,899
PepsiCo, Inc.                                                                                               155,000         8,091
Nissin Food Products Co., Ltd.                                                                              320,300         8,012
Anheuser-Busch Companies, Inc.                                                                              125,000         6,341
Groupe Danone                                                                                                65,000         5,982
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                          1,540,000         5,321
Procter & Gamble Co.                                                                                         96,000         5,288
Heineken NV                                                                                                 158,781         5,275
Kraft Foods Inc., Class A                                                                                   140,000         4,985
Unilever PLC                                                                                                422,317         4,139
Unilever NV                                                                                                  60,000         4,009
Woolworths Ltd.                                                                                             301,040         3,528
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                                100,000         3,430
Nestle India Ltd.                                                                                           192,832         2,608
                                                                                                                          139,507


                                                                                                                        Market value
Common stocks                                                                                                Shares         (000)

ENERGY -- 6.68%
"Shell" Transport and Trading Co., PLC                                                                    2,000,000     $  17,017
"Shell" Transport and Trading Co., PLC (ADR)                                                                150,000         7,710
Husky Energy Inc.                                                                                           675,000        19,266
Reliance Industries Ltd.                                                                                  1,435,500        17,722
Norsk Hydro ASA                                                                                             176,000        13,811
ENI SpA                                                                                                     510,000        12,724
Schlumberger Ltd.                                                                                           165,000        11,047
Canadian Natural Resources, Ltd.                                                                            210,000         8,969
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                               150,000         5,967
Baker Hughes Inc.                                                                                           125,000         5,334
Noble Corp. (1)                                                                                              95,000         4,725
Imperial Oil Ltd.                                                                                            76,776         4,560
Petro-Canada                                                                                                 48,000         2,447
Apache Corp.                                                                                                 41,500         2,099
                                                                                                                          133,398

MATERIALS -- 4.62%
Nitto Denko Corp.                                                                                           386,400        21,137
Ivanhoe Mines Ltd. (1)                                                                                    2,475,000        17,841
Placer Dome Inc.                                                                                            750,000        14,113
Dow Chemical Co.                                                                                            205,900        10,194
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                            180,000         5,222
Cia. Vale do Rio Doce, preferred nominative, Class A                                                        105,000         2,537
Holcim Ltd.                                                                                                  80,000         4,805
BASF AG                                                                                                      57,000         4,092
Formosa Plastics Corp.                                                                                    2,000,000         3,434
Stora Enso Oyj, Class R                                                                                     150,000         2,290
AngloGold Ashanti Ltd.                                                                                       60,000         2,125
Weyerhaeuser Co.                                                                                             25,000         1,681
Valspar Corp.                                                                                                30,000         1,500
L'Air Liquide                                                                                                 7,700         1,418
                                                                                                                           92,389

INDUSTRIALS -- 3.27%
Tyco International Ltd.                                                                                     570,000        20,372
General Electric Co.                                                                                        489,155        17,854
United Parcel Service, Inc., Class B                                                                        119,000        10,170
Ryanair Holdings PLC (ADR) (1)                                                                              203,900         8,309
Ryanair Holdings PLC (1)                                                                                     67,300           479
Asahi Glass Co., Ltd.                                                                                       585,000         6,434
Adecco SA                                                                                                    34,500         1,732
                                                                                                                           65,350

UTILITIES -- 2.41%
Veolia Environnement                                                                                        478,071        17,243
Scottish Power PLC                                                                                        1,876,000        14,497
E.ON AG                                                                                                     100,000         9,083
National Grid Transco PLC                                                                                   760,000         7,224
                                                                                                                           48,047

MISCELLANEOUS -- 4.63%
Other common stocks in initial period of acquisition                                                                       92,581


Total common stocks (cost: $1,342,179,000)                                                                              1,694,938



                                                                                                                        Market value
Rights & warrants -- 0.00%                                                                                    Shares         (000)

INFORMATION TECHNOLOGY -- 0.00%
Lucent Technologies Inc., warrants, expire 2007 (1)                                                           6,337       $    10

Total rights & warrants (cost: $9,000)                                                                                         10


                                                                                                   Principal amount
Short-term securities -- 15.89%                                                                                (000)

Danske Corp. 2.20% due 1/3/2005                                                                             $25,000        24,995
Allied Irish Banks N.A. Inc. 2.03% due 1/10/2005 (2)                                                         25,000        24,985
American Honda Finance Corp. 2.05%-2.31% due 1/12-1/19/2005                                                  25,000        24,973
Canadian Imperial Holdings Inc. 2.24%-2.31% due 2/3/2005                                                     25,000        24,947
Dexia Delaware LLC 2.22%-2.33% due 1/20-1/27/2005                                                            22,700        22,666
Old Line Funding, LLC 2.33% due 2/1/2005 (2)                                                                 15,000        14,969
Thunder Bay Funding, LLC 2.00% due 1/13/2005 (2)                                                              5,388         5,384
Spintab AB (Swedmortgage) 2.39% due 2/22/2005                                                                20,000        19,930
DaimlerChrysler Revolving Auto Conduit LLC II 2.25% due 1/19/2005                                            15,100        15,082
CBA (Delaware) Finance Inc. 2.255% due 1/12/2005                                                             15,000        14,989
Clipper Receivables Co., LLC 2.33% due 2/1/2005 (2)                                                          15,000        14,969
Westpac Capital Corp. 2.14% due 1/6/2005                                                                      9,100         9,097
Westpac Trust Securities NZ Ltd. 2.20% due 1/21/2005                                                          5,559         5,552
Royal Bank of Scotland PLC 2.29% due 1/24/2005                                                               14,100        14,078
Stadshypotek Delaware Inc. 2.26% due 1/28/2005 (2)                                                           13,400        13,376
BNP Paribas Finance Inc. 2.29% due 1/13/2005                                                                 13,100        13,089
Sheffield Receivables Corp. 2.23% due 1/4/2005 (2)                                                           12,100        12,097
U.S. Treasury Bills 2.155% due 2/24/2005                                                                     10,500        10,470
New Center Asset Trust 2.24% due 1/13/2005                                                                    8,800         8,793
Federal Home Loan Bank 2.24% due 1/7/2005                                                                     8,400         8,396
Calyon North America Inc. 2.37% due 3/2/2005                                                                  5,400         5,378
Amsterdam Funding Corp. 2.25% due 1/18/2005 (2)                                                               5,000         4,994
Park Avenue Receivables Corp. 2.18% due 1/12/2005 (2)                                                         4,200         4,197

Total short-term securities (cost: $317,402,000)                                                                          317,406


Total investment securities (cost: $1,659,590,000)                                                                      2,012,354
Other assets less liabilities                                                                                             (14,360)

Net assets                                                                                                             $1,997,994




"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.


(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $95,716,000, which represented 4.79% of the net assets of the fund.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts







GLOBAL SMALL CAPITALIZATION FUND

Investment portfolio
December 31, 2004

                                                                                                                        Market value
Common stocks -- 92.49%                                                                                       Shares         (000)

INFORMATION TECHNOLOGY -- 21.48%
Ask Jeeves, Inc. (1)                                                                                      1,067,971       $28,568
CNET Networks, Inc. (1)                                                                                   2,475,000        27,794
Kingboard Chemical Holdings Ltd.                                                                          9,616,000        20,351
Mentor Graphics Corp. (1)                                                                                 1,155,000        17,660
Integrated Circuit Systems, Inc. (1)                                                                        650,000        13,598
O2Micro International Ltd. (1)                                                                            1,145,000        13,099
Semtech Corp. (1)                                                                                           500,000        10,935
Jahwa Electronics Co., Ltd. (2)                                                                           1,039,000        10,740
Intersil Corp., Class A                                                                                     550,443         9,214
ACTIVISION, Inc. (1)                                                                                        450,000         9,081
NHN Corp.                                                                                                   111,000         8,954
Sohu.com Inc. (1)                                                                                           500,000         8,855
Power Integrations, Inc. (1)                                                                                375,000         7,417
PDF Solutions, Inc. (1)                                                                                     420,000         6,766
PMC-Sierra, Inc. (1)                                                                                        550,000         6,187
lastminute.com PLC (1)                                                                                    2,290,000         5,310
Digital River, Inc. (1)                                                                                     120,000         4,993
SkillSoft PLC (ADR) (1)                                                                                     833,600         4,710
Parametric Technology Corp. (1)                                                                             779,922         4,594
Brocade Communications Systems, Inc. (1)                                                                    600,000         4,584
Moser Baer India Ltd.                                                                                       820,000         4,443
National Instruments Corp.                                                                                  162,750         4,435
Leitch Technology Corp. (1)                                                                                 586,000         4,375
Veeco Instruments, Inc. (1)                                                                                 190,000         4,003
BOWE SYSTEC AG                                                                                               74,800         3,966
Faraday Technology Corp.                                                                                  2,262,288         3,956
Brooks Automation, Inc. (1)                                                                                 200,000         3,444
Atheros Communications, Inc. (1)                                                                            309,442         3,172
Vanguard International Semiconductor Corp. (1)                                                            4,423,064         3,080
Creo Inc. (1)                                                                                               200,000         2,994
Micronas Semiconductor Holding AG (1)                                                                        58,758         2,872
Littelfuse, Inc. (1)                                                                                         83,800         2,863
Venture Corp. Ltd.                                                                                          258,000         2,513
Manhattan Associates, Inc. (1)                                                                              100,000         2,388
Citizen Electronics Co., Ltd.                                                                                45,000         2,365
Baycorp Advantage Ltd. (1)                                                                                  901,766         2,169
ValueClick, Inc. (1)                                                                                        150,000         1,999
Advanced Energy Industries, Inc. (1)                                                                        200,000         1,826
King Yuan Electronics Co., Ltd.                                                                           2,573,520         1,751
Renishaw PLC                                                                                                130,288         1,585


                                                                                                                        Market value
Common stocks                                                                                                Shares         (000)

INFORMATION TECHNOLOGY (continued)
Taiflex Scientific Co., Ltd.                                                                              1,193,368      $  1,508
E. piphany, Inc. (1)                                                                                        296,500         1,432
Interflex Co., Ltd.                                                                                          82,000         1,374
Rotork PLC                                                                                                  167,340         1,326
Optimax Technology Corp.                                                                                    500,000         1,276
Aspen Technology, Inc. (1)                                                                                  200,000         1,242
MatrixOne, Inc. (1)                                                                                         150,000           982
Knot, Inc. (1),(3)                                                                                          100,000           505
Knot, Inc. (1)                                                                                               80,750           408
Anoto Group AB (1)                                                                                          536,453           887
KEC Corp. (1)                                                                                                45,070           845
Agile Software Corp. (1)                                                                                    100,000           817
Pinnacle Systems, Inc. (1)                                                                                  113,300           691
Homestore, Inc. (1)                                                                                         208,900           633
Hana Microelectronics PCL                                                                                 1,150,000           577
Daum Communications Corp. (1)                                                                                25,448           570
VIA Technologies, Inc. (1)                                                                                  236,000           129
Infoteria Corp. (1),(3),(4)                                                                                     128            78
                                                                                                                          298,889

CONSUMER DISCRETIONARY -- 20.06%
Lions Gate Entertainment Corp. (USD denominated) (1)                                                      1,100,000        11,682
Lions Gate Entertainment Corp. (1)                                                                          814,374         8,653
Kumho Industrial Co., Ltd.                                                                                1,500,000        19,491
Pantaloon Retail (India) Ltd. (2)                                                                         1,057,300        17,865
Schibsted ASA                                                                                               454,000        12,846
CarMax, Inc. (1)                                                                                            310,000         9,625
Alma Media Oyj                                                                                              632,500         9,380
Alma Media Oyj                                                                                                6,000            97
Sonic Corp. (1)                                                                                             292,500         8,921
GSI Commerce, Inc. (1)                                                                                      500,000         8,890
Clear Media Ltd. (1)                                                                                      7,500,000         6,996
Cedar Fair, L.P.                                                                                            200,000         6,580
Aristocrat Leisure Ltd.                                                                                     817,194         6,349
Fourlis (1)                                                                                                 800,000         6,306
Orient-Express Hotels Ltd., Class A                                                                         300,000         6,171
SBS Broadcasting SA (1)                                                                                     150,000         6,035
Gemstar-TV Guide International, Inc. (1)                                                                  1,018,900         6,032
Pinnacle Entertainment, Inc. (1)                                                                            300,000         5,934
Culture Convenience Club Co., Ltd.                                                                          430,000         5,374
J D Wetherspoon PLC                                                                                       1,050,000         5,131
California Pizza Kitchen, Inc. (1)                                                                          220,000         5,060
Valora Holding AG                                                                                            19,500         4,787
Sharper Image Corp. (1)                                                                                     250,000         4,713
Kuoni Reisen Holding AG, Class B                                                                             10,250         4,494
Vail Resorts, Inc. (1)                                                                                      200,000         4,484
Salem Communications Corp., Class A (1)                                                                     175,000         4,366
Photo-Me International PLC                                                                                2,400,000         4,277
Sanctuary Group PLC                                                                                       4,978,000         4,173
Greene King PLC                                                                                             160,000         4,096
Paddy Power PLC                                                                                             264,200         3,882
UnitedGlobalCom, Inc., Class A (1)                                                                          384,000         3,709
Children's Place Retail Stores, Inc. (1)                                                                    100,000         3,703
Reins International Inc.                                                                                        880         3,683
Restaurant Group PLC                                                                                      1,450,000         3,248
MatchNet PLC (1),(3),(4)                                                                                    258,580         2,020
MatchNet PLC (GDR) (1)                                                                                      129,800         1,127


                                                                                                                        Market value
Common stocks                                                                                                Shares         (000)

CONSUMER DISCRETIONARY (continued)
Astral Media Inc., Class A                                                                                  100,000    $    2,715
Columbia Sportswear Co. (1)                                                                                  45,000         2,682
Nitori Co., Ltd.                                                                                             40,000         2,605
Stanley Leisure PLC                                                                                         305,000         2,507
Gigas K's Denki Corp.                                                                                        75,000         2,351
Central European Media Enterprises Ltd., Class A (1)                                                         60,000         2,339
Bloomsbury Publishing PLC                                                                                   400,000         2,334
Phoenix Satellite Television Holdings Ltd. (1)                                                           12,775,000         2,285
Nishimatsuya Chain Co., Ltd.                                                                                 60,000         2,266
Next Media Ltd. (1)                                                                                       4,534,000         2,260
Hyatt Regency SA                                                                                            190,000         2,162
GEOX SpA (1)                                                                                                257,000         1,994
O'Charley's Inc. (1)                                                                                        100,000         1,955
Touei Housing Corp.                                                                                          71,500         1,949
BKN International AG (1)                                                                                    219,657         1,547
BKN International AG (1),(3)                                                                                 47,010           331
Restoration Hardware, Inc. (1)                                                                              319,051         1,831
Warehouse Group Ltd.                                                                                        655,000         1,708
Haseko Corp. (1)                                                                                            800,000         1,588
Cheil Industries Inc.                                                                                        95,000         1,464
Cheng Shin Rubber (Xiamen) Ind., Ltd.                                                                       849,360         1,084
Nien Hsing Textile Co., Ltd.                                                                              1,059,000         1,078
Corus Entertainment Inc., Class B, nonvoting                                                                 50,000         1,042
Munchener Ruckversicherungs-Gesellschaft AG (1)                                                              46,000           923
Zhejiang Glass Co. Ltd., Class H                                                                          2,788,600           888
Rational AG                                                                                                   9,500           881
Toei Animation Co., Ltd.                                                                                     20,000           837
Build-A-Bear Workshop, Inc. (1)                                                                              21,500           756
Texas Roadhouse, Inc. (1)                                                                                    17,000           502
                                                                                                                          279,044

INDUSTRIALS -- 12.82%
Laureate Education, Inc. (1)                                                                                310,000        13,668
Techem AG (1)                                                                                               280,115        10,149
Hyundai Mipo Dockyard Co., Ltd. (1)                                                                         294,000         9,941
Downer EDI Ltd.                                                                                           2,664,399         9,840
LG Engineering & Construction Co., Ltd.                                                                     350,000         9,637
Korea Development Corp.                                                                                     530,400         9,352
Daelim Industrial Co., Ltd.                                                                                 170,110         8,842
MSC Industrial Direct Co., Inc., Class A                                                                    205,000         7,376
Koninklijke BAM Groep NV                                                                                    143,000         7,162
Heijmans NV                                                                                                 179,500         5,859
Corrections Corporation of America (1)                                                                      140,000         5,663
Container Corp. of India Ltd.                                                                               240,763         5,105
International Container Terminal Services, Inc. (1)                                                      47,285,000         4,977
John H. Harland Co.                                                                                         125,000         4,513
Hudson Highland Group, Inc. (1)                                                                             150,000         4,320
Zhejiang Expressway Co. Ltd., Class H                                                                     5,500,000         3,786
KCI Konecranes International Corp.                                                                           85,000         3,743
Krones AG                                                                                                    31,000         3,633
Education Management Corp. (1)                                                                              110,000         3,631
Masonite International Corp. (1)                                                                            100,000         3,440
Corus Group PLC                                                                                              98,500         3,322
School Specialty, Inc. (1)                                                                                   82,900         3,197
Northgate PLC                                                                                               160,000         2,618
LG Industrial Systems Co., Ltd. (1)                                                                         150,000         2,608
Anhui Expressway Co. Ltd., Class H (1)                                                                    5,000,000         2,589


                                                                                                                        Market value
Common stocks                                                                                                Shares         (000)

INDUSTRIALS (continued)
Hughes Supply, Inc.                                                                                          80,000    $    2,588
United Stationers Inc. (1)                                                                                   55,000         2,541
Uponor Oyj                                                                                                  120,000         2,236
Moatech Co., Ltd.                                                                                           304,000         2,073
Hagemeyer NV (1)                                                                                            900,000         2,072
Federal Signal Corp.                                                                                        116,500         2,057
Permasteelisa SpA                                                                                           120,000         2,051
Noritz Corp.                                                                                                125,000         1,947
SembCorp Logistics Ltd.                                                                                   1,769,000         1,875
Lincoln Electric Holdings, Inc.                                                                              50,000         1,727
SIRVA, Inc. (1)                                                                                              79,400         1,526
Geberit AG                                                                                                    2,050         1,495
ZENON Environmental Inc. (1)                                                                                 75,000         1,466
Taeyoung Corp.                                                                                               40,000         1,449
Singapore Post Private Ltd.                                                                               2,200,000         1,200
Kaulin Manufacturing Co. Ltd.                                                                               607,200           597
Ultraframe PLC                                                                                              350,000           431
                                                                                                                          178,302

ENERGY -- 9.60%
First Calgary Petroleums Ltd. (1)                                                                         1,135,000        17,782
Regal Petroleum PLC (1)                                                                                   2,463,000        16,472
Spinnaker Exploration Co. (1)                                                                               400,000        14,028
Quicksilver Resources Inc. (1)                                                                              378,700        13,929
TODCO, Class A (1)                                                                                          735,000        13,539
Helmerich & Payne, Inc.                                                                                     270,000         9,191
Oilexco Inc. (1),(3)                                                                                      2,900,000         7,443
OPTI Canada Inc. (1)                                                                                        422,350         6,839
Magnum Hunter Resources, Inc. (1)                                                                           500,000         6,450
CARBO Ceramics Inc.                                                                                          90,000         6,210
Patina Oil & Gas Corp.                                                                                      150,000         5,625
Hydril Co. (1)                                                                                              115,000         5,234
Equator Exploration Ltd. (1)                                                                              2,000,000         3,526
Harvest Natural Resources, Inc. (1)                                                                         150,000         2,591
WorleyParsons Ltd.                                                                                          375,000         1,660
Thai Oil PCL (1)                                                                                          1,033,700         1,357
China Oilfield Services Ltd., Class H                                                                     3,099,900           948
San Juan Basin Royalty Trust                                                                                 26,700           786
                                                                                                                          133,610

FINANCIALS -- 9.43%
NETeller PLC (1)                                                                                          2,700,000        18,135
UTI Bank Ltd. (1)                                                                                         2,830,000        12,124
Kotak Mahindra Bank Ltd. (1)                                                                              1,400,000         9,278
Converium Holding AG (1)                                                                                    990,000         8,811
Cathay General Bancorp, Inc.                                                                                218,889         8,208
ICICI Bank Ltd.                                                                                             934,200         8,025
ICICI Bank Ltd. (ADR)                                                                                         4,000            81
Sumitomo Real Estate Sales Co., Ltd.                                                                        155,000         7,453
Aareal Bank AG                                                                                              170,000         5,613
PT Bank Rakyat Indonesia                                                                                 18,084,500         5,609
First Regional Bancorp (1),(3)                                                                              100,800         5,408
Capital Lease Funding, Inc.                                                                                 410,000         5,125
Hellenic Exchanges SA (1)                                                                                   458,687         4,721
Pusan Bank                                                                                                  575,000         4,416
United Bankshares, Inc.                                                                                     105,000         4,006


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

FINANCIALS (continued)
HDFC Bank Ltd.                                                                                              326,300    $    3,928
LG Insurance Co., Ltd.                                                                                      646,390         3,559
Central Pattana Public Co., Ltd.                                                                         15,740,500         3,403
Dongbu Insurance Co., Ltd.                                                                                  460,000         3,369
Advance America, Cash Advance Centers, Inc. (1)                                                              99,200         2,272
Golden Land Property Development PLC, nonvoting depositary receipt (1)                                    9,600,000         2,100
Federal Agricultural Mortgage Corp., Class C                                                                 75,000         1,748
Ascendas Real Estate Investment Trust                                                                     1,451,000         1,520
Ascendas Real Estate Investment Trust (1)                                                                   221,000           222
Saxon Capital, Inc.                                                                                          50,000         1,200
China Insurance International Holdings Co. Ltd. (1)                                                       2,086,000           859
                                                                                                                          131,193

HEALTH CARE -- 6.15%
Eyetech Pharmaceuticals, Inc. (1)                                                                           380,000        17,290
Amylin Pharmaceuticals, Inc. (1)                                                                            715,100        16,705
Wilson Greatbatch Technologies, Inc. (1)                                                                    260,000         5,829
Ondine Biopharma Corp. (1),(2),(3)                                                                        1,660,000         4,496
Ondine Biopharma Corp. (1),(2)                                                                              400,000         1,083
CTI Molecular Imaging, Inc. (1)                                                                             360,000         5,108
Integrated Distribution Services Group Ltd. (1)                                                           7,466,000         4,850
OSI Pharmaceuticals, Inc. (1)                                                                                60,000         4,491
Cochlear Ltd.                                                                                               215,700         4,253
Tecan Group Ltd., Mannedorf                                                                                 125,855         3,862
Incyte Corp. (1)                                                                                            365,000         3,646
Sonic Healthcare Ltd.                                                                                       360,000         3,424
Advanced Medical Optics, Inc. (1)                                                                            75,000         3,086
Toho Pharmaceutical Co., Ltd.                                                                               220,000         2,154
Inspire Pharmaceuticals, Inc. (1)                                                                           116,000         1,945
Golden Meditech Co. Ltd.                                                                                  5,600,000         1,412
TriPath Imaging, Inc. (1)                                                                                    94,836           851
Lumenis Ltd. (1)                                                                                            300,000           582
Cytokinetics, Inc. (1)                                                                                       50,600           519
                                                                                                                           85,586

MATERIALS -- 4.17%
Kirkland Lake Gold Inc. (1),(2)                                                                           2,081,000         9,538
First Quantum Minerals Ltd. (1)                                                                             392,200         6,095
Kenmare Resources PLC (1)                                                                                15,200,000         5,243
Oriel Resources PLC (1)                                                                                   5,052,000         5,034
Energem Resources Inc. (1)                                                                                2,390,000         3,784
Energem Resources Inc. (1),(3)                                                                              240,000           380
European Goldfields Ltd. (1)                                                                              1,650,000         3,794
Adastra Minerals Inc. (1)                                                                                 1,250,000         2,031
Adastra Minerals Inc. (1),(3)                                                                               875,000         1,422
Hanil Cement Co., Ltd.                                                                                       57,200         3,316
Cleveland-Cliffs Inc.                                                                                        30,000         3,116
Sino-Forest Corp., Class A (1)                                                                              895,000         2,559
Chung Hwa Pulp Corp.                                                                                      4,620,000         2,431
Yanzhou Coal Mining Co. Ltd., Class H                                                                     1,500,000         2,142
Northern Orion Resources Inc. (1),(3)                                                                       666,600         1,939
M-real Oyj, Class B                                                                                         257,000         1,636
Gabriel Resources Ltd. (1)                                                                                1,134,300         1,475
Hanwha Chemical Corp.                                                                                       135,000         1,363
Sungshin Cement Co., Ltd.                                                                                    38,150           645
Thistle Mining Inc., (GBP denominated) (1)                                                                2,100,000            40
Thistle Mining Inc. (1)                                                                                   3,660,000            15
                                                                                                                           57,998


                                                                                                                        Market value
Common stocks                                                                                                Shares         (000)

CONSUMER STAPLES -- 1.87%
Efes Breweries International NV (GDR) (1),(3)                                                               250,000    $    7,500
Mandom Corp.                                                                                                140,500         3,802
CP Seven Eleven PCL                                                                                       2,358,000         3,460
Binggrae Co., Ltd.                                                                                          100,000         3,014
Cawachi Ltd.                                                                                                 62,000         2,824
China Mengniu Dairy Co. (1)                                                                               2,987,000         2,344
Nutreco Holding NV                                                                                           72,400         1,984
Natura Cosmeticos SA                                                                                         36,000         1,051
                                                                                                                           25,979

TELECOMMUNICATION SERVICES -- 1.24%
TIM Participacoes SA (ADR)                                                                                  651,220        10,042
LG Telecom Ltd. (1)                                                                                       1,100,000         4,251
Unwired Group Ltd. (1),(3)                                                                                4,433,334         2,112
Unwired Group Ltd. (1)                                                                                    1,639,000           781
                                                                                                                           17,186

UTILITIES -- 0.97%
Xinao Gas Holdings Ltd. (1)                                                                              11,855,000         6,787
Aboitiz Equity Ventures                                                                                  48,700,000         2,520
Reliance Energy Ltd.                                                                                        207,300         2,516
Tata Power Co. Ltd.                                                                                         178,953         1,620
                                                                                                                           13,443

MISCELLANEOUS -- 4.70%
Other common stocks in initial period of acquisition                                                                       65,413


Total common stocks (cost: $982,537,000)                                                                                1,286,643


Rights & warrants -- 0.25%

CONSUMER DISCRETIONARY -- 0.10%
Lions Gate Entertainment Corp., warrants, expire 2004 (1),(3),(4)                                           237,150        $1,334


ENERGY -- 0.07%
Oilexco Inc., warrants, expire 2008 (1),(3),(4)                                                             725,000           998

MATERIALS -- 0.06%
Northern Orion Resources Inc., warrants, expires 2008 (1),(3)                                               333,000           500
Energem Resources Inc., warrants, expire 2005 (1),(4)                                                     1,195,000           267
Energem Resources Inc., warrants, expire 2007 (1),(3),(4)                                                   240,000            30
Kenmare Resources PLC, warrants, expire 2009 (1)                                                            525,000            52
Thistle Mining Inc., warrants, expire 2009 (1),(3),(4)                                                    1,830,000             --
Namibian Minerals Corp., warrants, expire 2006 (1),(4)                                                      950,000             --
                                                                                                                              849

INFORMATION TECHNOLOGY -- 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006 (1)                                                 666,000           353


Total rights & warrants (cost: $255,000)                                                                                    3,534




                                                                                                                        Market value
Convertible securities -- 0.00%                                                                               Shares         (000)

INFORMATION TECHNOLOGY -- 0.00%
Socratic Technologies, Inc., Series A, convertible preferred (1),(3),(4)                                    125,000     $       --


Total convertible securities (cost: $625,000)                                                                                   --


                                                                                                   Principal amount
Short-term securities -- 7.46%                                                                                 (000)

Canadian Imperial Holdings Inc. 2.24%-2.31% due 2/3/2005                                                    $15,000        14,968
Sheffield Receivables Corp. 2.17% due 1/10/2005 (3)                                                          14,200        14,191
Thunder Bay Funding, LLC 2.33% due 2/1/2005 (3)                                                              13,600        13,572
BNP Paribas Finance Inc. 2.29% due 1/13/2005                                                                 13,000        12,989
Dexia Delaware LLC 2.33% due 1/20/2005                                                                       10,000         9,987
Freddie Mac 2.22% due 2/2/2005                                                                                9,400         9,380
Spintab AB (Swedmortgage) 2.08% due 1/3/2005                                                                  8,300         8,299
American Honda Finance Corp. 2.05% due 1/12/2005                                                              7,000         6,995
Calyon North America Inc. 2.37% due 3/2/2005                                                                  6,400         6,374
International Bank for Reconstruction and Development 2.269% due 3/1/2005                                     4,400         4,384
Barton Capital Corp. 2.21% due 1/3/2005 (3)                                                                   2,600         2,599

Total short-term securities (cost: $103,739,000)                                                                          103,738


Total investment securities (cost: $1,087,156,000)                                                                      1,393,915
Other assets less liabilities                                                                                              (2,717)

Net assets                                                                                                             $1,391,198



"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.


(1)  Security did not produce income during the last 12 months.
(2) The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $66,858,000, which represented 4.81% of the net assets of the fund.
(4) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts



Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the year ended December 31, 2004 appear below.

                                                                                                   Dividend       Market
                                   Beginning                                       Ending           income        value
Company                              shares         Purchases       Sales          shares            (000)        (000)

Pantaloon Retail                   1,057,300               --          --         1,057,300         $  36        $17,865
Jahwa Electronics                         --        1,039,000          --         1,039,000           142         10,740
Kirkland Lake Gold                        --        2,081,000          --         2,081,000             --         9,538
Ondine Biopharma                          --        1,660,000          --         1,660,000             --         4,496
Ondine Biopharma                          --          400,000          --           400,000             --         1,083
                                                                                                      $178       $43,722





GROWTH FUND

Investment portfolio
December 31, 2004

                                                                                                                        Market value
Common stocks -- 90.86%                                                                                       Shares         (000)

CONSUMER DISCRETIONARY -- 22.28%
Time Warner Inc. (1)                                                                                     25,553,975  $    496,769
IAC/InterActiveCorp (1)                                                                                  14,293,800       394,795
Carnival Corp.                                                                                            5,076,100       292,536
Target Corp.                                                                                              5,490,000       285,096
News Corp. Inc., Class A                                                                                 14,080,000       262,733
Lowe's Companies, Inc.                                                                                    3,655,500       210,520
Liberty Media Corp., Class A (1)                                                                         14,670,000       161,077
UnitedGlobalCom, Inc., Class A (1)                                                                       15,435,109       149,103
Starbucks Corp. (1)                                                                                       2,330,000       145,299
Comcast Corp., Class A (1)                                                                                2,268,615        75,500
Comcast Corp., Class A, special nonvoting stock (1)                                                       2,090,000        68,636
Harrah's Entertainment, Inc.                                                                              1,964,900       131,432
eBay Inc. (1)                                                                                             1,072,700       124,734
Michaels Stores, Inc.                                                                                     4,070,000       121,978
Clear Channel Communications, Inc.                                                                        2,362,500        79,120
Applebee's International, Inc.                                                                            2,610,000        69,034
Ross Stores, Inc.                                                                                         2,075,000        59,905
Fox Entertainment Group, Inc., Class A (1)                                                                1,800,000        56,268
Magna International Inc., Class A                                                                           650,000        53,657
Yamada Denki Co., Ltd.                                                                                    1,170,000        49,993
Liberty Media International, Inc., Class A (1)                                                            1,064,200        49,198
Kohl's Corp. (1)                                                                                            965,000        47,449
Toys "R" Us, Inc. (1)                                                                                     2,000,000        40,940
Harley-Davidson Motor Co.                                                                                   672,800        40,873
Gemstar-TV Guide International, Inc. (1)                                                                  5,702,500        33,759
Gentex Corp.                                                                                                900,000        33,318
Best Buy Co., Inc.                                                                                          525,000        31,195
Outback Steakhouse, Inc.                                                                                    550,000        25,179
Limited Brands, Inc.                                                                                      1,087,457        25,033
Viacom Inc., Class B, nonvoting                                                                             550,000        20,014
                                                                                                                        3,635,143

INFORMATION TECHNOLOGY -- 16.54%
Yahoo! Inc. (1)                                                                                           7,226,500       272,295
Microsoft Corp.                                                                                           9,815,000       262,159
Texas Instruments Inc.                                                                                    8,526,000       209,910
Corning Inc. (1)                                                                                         13,650,000       160,661
Maxim Integrated Products, Inc.                                                                           3,755,000       159,174
First Data Corp.                                                                                          3,025,000       128,684
Xilinx, Inc.                                                                                              3,915,583       116,097


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

INFORMATION TECHNOLOGY (continued)
Applied Materials, Inc. (1)                                                                               6,605,000  $    112,946
Linear Technology Corp.                                                                                   2,895,000       112,210
Taiwan Semiconductor Manufacturing Co., Ltd.                                                             69,915,553       111,239
Analog Devices, Inc.                                                                                      2,275,000        83,993
Compuware Corp. (1)                                                                                      11,635,000        75,278
Ask Jeeves, Inc. (1)                                                                                      2,426,950        64,921
Altera Corp. (1)                                                                                          3,100,000        64,170
Samsung Electronics Co., Ltd.                                                                               125,000        54,403
KLA-Tencor Corp. (1)                                                                                      1,155,000        53,800
VeriSign, Inc. (1)                                                                                        1,431,300        47,977
Microchip Technology Inc.                                                                                 1,775,000        47,321
Cadence Design Systems, Inc. (1)                                                                          3,085,200        42,607
Cisco Systems, Inc. (1)                                                                                   2,197,400        42,410
Intuit Inc. (1)                                                                                             924,200        40,674
Sabre Holdings Corp., Class A                                                                             1,760,126        39,004
SINA Corp. (1)                                                                                            1,150,000        36,869
Freescale Semiconductor, Inc., Class A (1)                                                                2,000,000        35,640
QUALCOMM Inc.                                                                                               800,000        33,920
Mentor Graphics Corp. (1)                                                                                 1,850,000        28,286
Fujitsu Ltd.                                                                                              4,180,000        27,137
Paychex, Inc.                                                                                               767,639        26,161
Micron Technology, Inc. (1)                                                                               2,050,000        25,318
Solectron Corp. (1)                                                                                       4,700,000        25,051
Flextronics International Ltd. (1)                                                                        1,500,000        20,730
Ceridian Corp. (1)                                                                                        1,000,000        18,280
Automatic Data Processing, Inc.                                                                             400,000        17,740
Hon Hai Precision Industry Co., Ltd.                                                                      3,277,496        15,179
International Business Machines Corp.                                                                       145,000        14,294
Oracle Corp. (1)                                                                                            950,000        13,034
Sanmina-SCI Corp. (1)                                                                                     1,430,000        12,112
Murata Manufacturing Co., Ltd.                                                                              180,000        10,039
Hirose Electric Co., Ltd.                                                                                    75,000         8,745
Sun Microsystems, Inc. (1)                                                                                1,500,000         8,070
Dell Inc. (1)                                                                                               160,000         6,742
Hewlett-Packard Co.                                                                                         284,625         5,969
VIA Technologies, Inc. (1)                                                                                6,032,000         3,307
Homestore, Inc. (1)                                                                                       1,001,268         3,034
Jabil Circuit, Inc. (1)                                                                                      60,000         1,535
Computer Associates International, Inc.                                                                       6,760           210
                                                                                                                        2,699,335

ENERGY -- 12.24%
Schlumberger Ltd.                                                                                         3,175,000       212,566
Devon Energy Corp.                                                                                        4,209,072       163,817
Burlington Resources Inc.                                                                                 3,720,000       161,820
Murphy Oil Corp.                                                                                          1,449,400       116,604
Transocean Inc. (1)                                                                                       2,731,400       115,784
Premcor Inc.                                                                                              2,625,000       110,696
Noble Corp. (1)                                                                                           2,225,000       110,672
Diamond Offshore Drilling, Inc.                                                                           2,660,000       106,533
Halliburton Co.                                                                                           2,680,000       105,163
Newfield Exploration Co. (1)                                                                              1,658,600        97,940
EOG Resources, Inc.                                                                                       1,325,000        94,552
Rowan Companies, Inc. (1)                                                                                 3,425,000        88,708
BJ Services Co.                                                                                           1,675,000        77,955
ENSCO International Inc.                                                                                  2,444,900        77,601


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

ENERGY (continued)
Cross Timbers Oil Co.                                                                                     2,000,000 $      70,760
Petro-Canada                                                                                              1,350,000        68,816
Canadian Natural Resources, Ltd.                                                                          1,080,000        46,125
Pogo Producing Co.                                                                                          927,500        44,975
Norsk Hydro ASA                                                                                             490,000        38,451
Baker Hughes Inc.                                                                                           900,000        38,403
Exxon Mobil Corp.                                                                                           550,000        28,193
BG Group PLC                                                                                              3,050,000        20,690
                                                                                                                        1,996,824

HEALTH CARE -- 10.02%
Sanofi-Aventis                                                                                            3,483,900       277,453
Forest Laboratories, Inc. (1)                                                                             3,142,900       140,990
Express Scripts, Inc. (1)                                                                                 1,724,000       131,783
Kinetic Concepts, Inc. (1)                                                                                1,466,800       111,917
Wellpoint, Inc. (1)                                                                                         950,000       109,250
Guidant Corp.                                                                                             1,450,000       104,545
Amgen Inc. (1)                                                                                            1,575,000       101,036
Gilead Sciences, Inc. (1)                                                                                 2,620,000        91,674
Medtronic, Inc.                                                                                           1,800,000        89,406
Sepracor Inc. (1)                                                                                         1,500,000        89,055
Eli Lilly and Co.                                                                                         1,070,000        60,723
Biogen Idec Inc. (1)                                                                                        835,000        55,619
St. Jude Medical, Inc. (1)                                                                                1,230,000        51,574
American Pharmaceutical Partners, Inc. (1)                                                                1,275,000        47,698
AstraZeneca PLC (Sweden)                                                                                  1,200,000        43,541
Boston Scientific Corp. (1)                                                                               1,180,000        41,949
Chugai Pharmaceutical Co., Ltd.                                                                           2,200,000        36,274
Elan Corp., PLC (ADR) (1)                                                                                   800,000        21,800
Pfizer Inc                                                                                                  550,000        14,790
Allergan, Inc.                                                                                              160,000        12,971
                                                                                                                        1,634,048

INDUSTRIALS -- 7.24%
Tyco International Ltd.                                                                                   7,765,000       277,521
Southwest Airlines Co.                                                                                    8,170,300       133,012
General Electric Co.                                                                                      3,150,000       114,975
Monster Worldwide Inc. (1)                                                                                3,100,000       104,284
Illinois Tool Works Inc.                                                                                  1,059,800        98,222
United Parcel Service, Inc., Class B                                                                        821,200        70,180
Ryanair Holdings PLC (ADR) (1)                                                                            1,610,000        65,608
Boeing Co.                                                                                                1,165,000        60,312
Northrop Grumman Corp.                                                                                      800,000        43,488
FedEx Corp.                                                                                                 335,000        32,994
3M Co.                                                                                                      395,000        32,418
Allied Waste Industries, Inc. (1)                                                                         3,423,400        31,769
MSC Industrial Direct Co., Inc., Class A                                                                    850,000        30,583
JetBlue Airways Corp. (1)                                                                                 1,250,000        29,025
Robert Half International Inc.                                                                              800,000        23,544
General Dynamics Corp.                                                                                      150,000        15,690
Raytheon Co.                                                                                                246,000         9,552
United Rentals, Inc. (1)                                                                                    385,600         7,288
                                                                                                                        1,180,465


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

FINANCIALS -- 6.22%
Fannie Mae                                                                                                2,685,000  $    191,199
American International Group, Inc.                                                                        2,650,000       174,026
Freddie Mac                                                                                               2,297,700       169,340
XL Capital Ltd., Class A                                                                                  1,160,000        90,074
Chubb Corp.                                                                                               1,000,000        76,900
Citigroup Inc.                                                                                            1,575,000        75,884
Mizuho Financial Group, Inc.                                                                                  9,500        47,713
Sumitomo Realty & Development Co., Ltd.                                                                   3,000,000        39,011
Bank of New York Co., Inc.                                                                                  900,000        30,078
Mitsubishi Estate Co., Ltd.                                                                               2,475,000        28,908
UFJ Holdings, Inc. (1)                                                                                        4,350        26,293
Wells Fargo & Co.                                                                                           400,000        24,860
American Express Co.                                                                                        420,000        23,675
Arthur J. Gallagher & Co.                                                                                   270,000         8,775
Marsh & McLennan Companies, Inc.                                                                            253,600         8,343
                                                                                                                        1,015,079

CONSUMER STAPLES -- 6.17%
Altria Group, Inc.                                                                                        7,380,000       450,918
Anheuser-Busch Companies, Inc.                                                                            2,175,000       110,338
PepsiCo, Inc.                                                                                             1,720,000        89,784
Walgreen Co.                                                                                              2,250,000        86,333
Coca-Cola Co.                                                                                             1,785,000        74,310
Whole Foods Market, Inc.                                                                                    525,000        50,059
Performance Food Group Co. (1)                                                                            1,650,000        44,401
Constellation Brands, Inc., Class A (1)                                                                     775,000        36,045
Wm. Wrigley Jr. Co.                                                                                         450,000        31,136
Procter & Gamble Co.                                                                                        380,000        20,930
General Mills, Inc.                                                                                         265,000        13,173
                                                                                                                        1,007,427

TELECOMMUNICATION SERVICES -- 3.36%
Vodafone Group PLC (ADR)                                                                                  8,185,000       224,105
Vodafone Group PLC                                                                                       34,352,000        92,983
Telefonica, SA (ADR)                                                                                      1,500,000        84,750
Telephone and Data Systems, Inc.                                                                            560,000        43,092
France Telecom, SA                                                                                          865,000        28,539
France Telecom, SA                                                                                          285,000         9,403
Sprint Corp. -- FON Group                                                                                  1,400,000        34,790
Telenor ASA                                                                                               3,350,000        30,312
                                                                                                                          547,974

MATERIALS -- 2.13%
USX-U.S. Steel Group                                                                                      2,147,000       110,034
Rio Tinto PLC                                                                                             2,400,000        70,504
Freeport-McMoRan Copper & Gold Inc., Class B                                                              1,404,500        53,694
Inco Ltd. (1)                                                                                             1,000,000        36,780
Kinross Gold Corp (1)                                                                                     5,000,000        35,208
Valspar Corp.                                                                                               466,100        23,310
Newmont Mining Corp.                                                                                        400,000        17,764
                                                                                                                          347,294

UTILITIES -- 0.19%
Questar Corp.                                                                                               600,000        30,576



                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

MISCELLANEOUS -- 4.47%
Other common stocks in initial period of acquisition                                                                $     728,454


Total common stocks (cost: $11,642,017,000)                                                                            14,822,619



Rights & warrants -- 0.00%

CONSUMER DISCRETIONARY -- 0.00%
NTL Inc., Series A, warrants, expire 2011 (1)                                                                43,375           173


Total rights & warrants (cost: $43,901,000)                                                                                   173


                                                                                                         Shares or
Convertible securities -- 0.40%                                                                     principal amount

FINANCIALS -- 0.40%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units (Japan)               2,856,000,000        66,090


Total convertible securities (cost: $26,264,000)                                                                           66,090


                                                                                                  Principal amount
Bonds & notes -- 0.15%                                                                                         (000)

TELECOMMUNICATION SERVICES -- 0.14%
U S WEST Capital Funding, Inc. 6.875% 2028                                                                $  12,500        10,250
U S WEST Capital Funding, Inc. 6.50% 2018                                                                     8,750         7,306
Qwest Capital Funding, Inc. 7.75% 2031                                                                        5,200         4,563
Qwest Capital Funding, Inc. 7.625% 2021                                                                       1,000           898
                                                                                                                           23,017

CONSUMER DISCRETIONARY -- 0.01%
AOL Time Warner Inc. 5.625% 2005                                                                              1,960         1,978


Total bonds & notes (cost: $22,975,000)                                                                                    24,995



Short-term securities -- 8.64%

Park Avenue Receivables Co., LLC 2.36% due 2/17/2005 (2)                                                     65,000        64,793
Preferred Receivables Funding Corp. 2.35% due 2/15/2005 (2)                                                  50,000        49,850
Variable Funding Capital Corp. 2.05%-2.32% due 1/10-2/2/2005 (2)                                            102,500       102,402
Three Pillars Funding, LLC 2.24%-2.35% due 1/3-1/28/2005 (2)                                                 98,109        98,011
State Street Bank & Trust 2.12% due 1/11/2005                                                                40,000        40,000
Clipper Receivables Co., LLC 2.33%-2.34% due 2/4-2/9/2005 (2)                                                55,750        55,610
IBM Capital Inc. 1.96%-2.30% due 1/7-1/27/2005 (2)                                                           61,600        61,520
IBM Corp. 2.20%-2.26% due 2/2-2/18/2005                                                                      28,800        28,715
FCAR Owner Trust I 2.24%-2.36% due 2/3-2/10/2005                                                             85,000        84,789
CAFCO, LLC 2.05%-2.36% due 1/5-2/22/2005 (2)                                                                 60,000        59,950


                                                                                                   Principal amount  Market value
Short-term securities                                                                                         (000)         (000)

Ciesco LLC 2.00% due 1/6/2005 (2)                                                                           $20,000   $    19,993
Coca-Cola Co. 2.00%-2.30% due 1/10-2/18/2005                                                                 75,000        74,885
Household Finance Corp. 2.18% due 1/14-1/20/2005                                                             70,000        69,922
Eli Lilly and Co. 2.03%-2.27% due 1/11-2/1/2005 (2)                                                          70,000        69,904
Triple-A One Funding Corp. 2.29%-2.43% due 1/21-3/14/2005 (2)                                                62,854        62,642
Procter & Gamble Co. 2.20%-2.24% due 2/1-2/16/2005 (2)                                                       55,000        54,878
Wells Fargo & Co. 2.27% due 1/27/2005                                                                        50,000        50,000
Anheuser-Busch Cos. Inc. 2.24%-2.36% due 1/7-3/8/2005 (2)                                                    49,400        49,260
SBC Communications Inc. 2.32%-2.34% due 2/8-2/14/2005 (2)                                                    41,300        41,193
Bank of America Corp. 2.37% due 2/25/2005                                                                    25,000        24,908
Ranger Funding Co. LLC 2.22% due 1/13/2005 (2)                                                               13,700        13,689
BellSouth Corp. 2.22% due 1/12/2005 (2)                                                                      34,600        34,574
Freddie Mac 2.10%-2.27% due 1/10-2/1/2005                                                                    26,700        26,660
Caterpillar Financial Services Corp. 2.33% due 2/14/2005                                                     25,000        24,927
Federal Home Loan Bank 2.155%-2.22% due 1/21-2/4/2005                                                        23,700        23,663
Pfizer Inc 2.15%-2.23% due 1/18-2/2/2005 (2)                                                                 23,151        23,122
NetJets Inc. 2.35% due 2/23/2005 (2)                                                                         22,000        21,922
New Center Asset Trust 2.34% due 2/16/2005                                                                   21,500        21,433
Harley-Davidson Funding Corp. 2.33% due 2/18/2005 (2)                                                        20,000        19,937
Colgate-Palmolive Co. 2.25% due 1/26/2005 (2)                                                                15,000        14,976
Gannett Co. 2.20% due 1/28/2005 (2)                                                                          14,000        13,976
Abbott Laboratories Inc. 2.21% due 2/8/2005 (2)                                                               7,200         7,183

Total short-term securities (cost: $1,409,301,000)                                                                      1,409,287


Total investment securities (cost: $13,144,458,000)                                                                    16,323,164
Other assets less liabilities                                                                                              (8,600)

Net assets                                                                                                            $16,314,564




"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.


(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $939,385,000, which represented 5.76% of the net assets of the fund.


ADR = American Depositary Receipts





INTERNATIONAL FUND

Investment portfolio
December 31, 2004

                                                                                                                        Market value
Common stocks -- 85.29%                                                                                       Shares         (000)

FINANCIALS -- 14.71%
UFJ Holdings, Inc. (1)                                                                                       13,280     $  80,269
Societe Generale                                                                                            513,000        51,728
Banco Santander Central Hispano, SA                                                                       3,851,100        47,621
HSBC Holdings PLC (United Kingdom)                                                                        1,715,375        28,894
HSBC Holdings PLC (Hong Kong)                                                                             1,018,097        17,421
ABN AMRO Holding NV                                                                                       1,474,860        38,932
ICICI Bank Ltd.                                                                                           4,400,000        37,796
Bayerische Hypo- und Vereinsbank AG (1)                                                                   1,525,000        34,493
Housing Development Finance Corp. Ltd.                                                                    1,866,000        33,196
Malayan Banking Bhd.                                                                                      9,500,000        29,500
Mitsui Sumitomo Insurance Co., Ltd.                                                                       3,180,000        27,547
Shinhan Financial Group Co., Ltd.                                                                         1,213,070        27,423
St. George Bank Ltd.                                                                                      1,364,000        26,892
PartnerRe Holdings Ltd.                                                                                     416,300        25,786
ING Groep NV                                                                                                759,310        22,892
Kookmin Bank (1)                                                                                            580,000        22,693
Hypo Real Estate Holding AG (1)                                                                             510,000        21,068
Royal Bank of Scotland Group PLC                                                                            610,000        20,480
Bank of Nova Scotia                                                                                         600,000        20,350
Westpac Banking Corp.                                                                                       962,514        14,647
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                        381,300        12,095
                                                                                                                          641,723

TELECOMMUNICATION SERVICES -- 13.37%
Telekom Austria AG                                                                                        5,944,899       112,322
Royal KPN NV                                                                                              8,235,600        77,969
Telefonica, SA                                                                                            3,053,402        57,318
France Telecom, SA (1)                                                                                    1,725,000        56,913
Telenor ASA                                                                                               5,830,100        52,752
Vodafone Group PLC                                                                                       19,170,000        51,889
Deutsche Telekom AG (1)                                                                                   1,200,000        27,061
Tele2 AB (1)                                                                                                686,200        26,909
America Movil SA de CV, Series L (ADR)                                                                      480,000        25,128
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                                  47,025,000        24,476
Belgacom SA (1)                                                                                             510,000        21,966
China Unicom Ltd.                                                                                        24,778,200        19,605
KDDI Corp.                                                                                                    2,130        11,444


                                                                                                                        Market value
Common stocks                                                                                                Shares         (000)

TELECOMMUNICATION SERVICES (continued)
Telefonos de Mexico, SA de CV, Class L (ADR)                                                                230,000   $     8,814
SK Telecom Co., Ltd. (ADR)                                                                                  220,500         4,906
Singapore Telecommunications Ltd.                                                                         1,439,290         2,099
mm02 PLC (1)                                                                                                711,700         1,674
Bayan Telecommunications Holdings Corp., Class A (1),(2),(3)                                                 43,010             --
Bayan Telecommunications Holdings Corp., Class B (1),(2),(3)                                                 14,199             --
                                                                                                                          583,245

CONSUMER DISCRETIONARY -- 10.91%
Cie. Financiere Richemont AG, units, Class A                                                              2,683,006        89,041
News Corp. Inc., Class B (1)                                                                                974,283        18,706
News Corp. Inc., Class A (1)                                                                                687,292        12,825
Honda Motor Co., Ltd.                                                                                       604,500        31,243
Reed Elsevier PLC                                                                                         3,229,900        29,740
Kingfisher PLC                                                                                            4,953,645        29,404
Grupo Televisa, SA, ordinary participation certificates (ADR)                                               395,000        23,898
Hilton Group PLC                                                                                          4,323,100        23,569
Accor SA (1)                                                                                                440,000        19,195
Dixons Group PLC                                                                                          6,342,341        18,474
Yamada Denki Co., Ltd.                                                                                      425,000        18,160
Suzuki Motor Corp.                                                                                          870,000        15,852
Mediaset SpA                                                                                              1,250,000        15,796
Bayerische Motoren Werke AG                                                                                 340,000        15,288
Marui Co., Ltd. (1)                                                                                       1,090,000        14,556
INDITEX SA                                                                                                  424,451        12,475
Industria de Diseno Textil, SA                                                                               68,326         2,008
FAST RETAILING CO., LTD.                                                                                    180,100        13,673
Daiwa House Industry Co., Ltd.                                                                            1,090,000        12,360
Toyota Motor Corp.                                                                                          230,000         9,335
Pearson PLC                                                                                                 750,000         9,033
Sony Corp.                                                                                                  200,000         7,709
Reed Elsevier NV                                                                                            501,319         6,810
Nippon Television Network Corp.                                                                              42,000         6,291
Publishing & Broadcasting Ltd.                                                                              375,000         5,124
Renault SA                                                                                                   60,650         5,056
Daito Trust Construction Co., Ltd.                                                                           76,000         3,603
SET Satellite (Singapore) Pte. Ltd. (1),(2),(3)                                                             800,276         2,522
Fuji Heavy Industries Ltd.                                                                                  500,000         2,433
SET India Ltd. (1),(2),(3)                                                                                   32,200         1,277
Kesa Electricals PLC                                                                                         96,950           525
KirchMedia GmbH & Co. KGaA, nonvoting (1),(2),(3)                                                           675,511            --
                                                                                                                          475,981

INFORMATION TECHNOLOGY -- 9.68%
Murata Manufacturing Co., Ltd.                                                                              838,900        46,787
Rohm Co., Ltd.                                                                                              440,700        45,468
Taiwan Semiconductor Manufacturing Co. Ltd.                                                              23,893,104        38,015
Samsung Electronics Co., Ltd.                                                                                84,210        36,650
Tokyo Electron Ltd.                                                                                         541,000        33,227
Hirose Electric Co., Ltd.                                                                                   238,300        27,787
Semiconductor Manufacturing International Corp. (1)                                                     101,000,000        21,960
Samsung Electro-Mechanics Co., Ltd. (1)                                                                     830,000        20,848
Hoya Corp.                                                                                                  183,400        20,653
Samsung SDI Co., Ltd.                                                                                       178,940        19,535
Fujitsu Ltd.                                                                                              3,000,000        19,476
Mediatek Incorporation                                                                                    2,245,023        15,278
Oki Electric Industry Co., Ltd. (1)                                                                       3,300,000        14,165


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

INFORMATION TECHNOLOGY (continued)
Hon Hai Precision Industry Co., Ltd.                                                                      2,759,996     $  12,783
Nippon Electric Glass Co., Ltd.                                                                             500,000        12,751
Canon, Inc.                                                                                                 200,000        10,765
Quanta Computer Inc. (GDR) (2)                                                                              787,907         6,894
Quanta Computer Inc.                                                                                      2,033,848         3,652
STMicroelectronics NV                                                                                       450,000         8,746
TDK Corp.                                                                                                    90,000         6,649
                                                                                                                          422,089

MATERIALS -- 6.96%
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                          1,345,500        39,033
Cia. Vale do Rio Doce, preferred nominative, Class A                                                        894,000        21,601
Nitto Denko Corp.                                                                                           949,900        51,961
Potash Corp. of Saskatchewan Inc.                                                                           370,000        30,732
Siam Cement PCL                                                                                           3,498,500        24,854
Gold Fields Ltd.                                                                                          1,779,000        22,000
Placer Dome Inc.                                                                                          1,160,300        21,833
BHP Billiton PLC                                                                                          1,500,000        17,549
Holcim Ltd.                                                                                                 285,714        17,160
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                           450,937        16,423
Rio Tinto PLC                                                                                               487,500        14,321
L'Air Liquide                                                                                                72,000        13,262
WMC Resources Ltd                                                                                         2,304,495        12,991
                                                                                                                          303,720

HEALTH CARE -- 6.75%
Sanofi-Aventis                                                                                            1,004,400        79,989
Novo Nordisk A/S, Class B                                                                                 1,076,000        58,616
AstraZeneca PLC (Sweden)                                                                                    510,500        18,523
AstraZeneca PLC                                                                                             322,500        11,674
Fresenius Medical Care AG, preferred                                                                        519,000        29,980
Shionogi & Co., Ltd.                                                                                      1,979,000        27,295
UCB NV                                                                                                      478,924        24,260
Ranbaxy Laboratories Ltd.                                                                                   588,000        17,018
Elan Corp., PLC (ADR) (1)                                                                                   370,000        10,083
H. Lundbeck A/S                                                                                             420,953         9,357
Roche Holding AG                                                                                             62,500         7,173
Lumenis Ltd. (1)                                                                                            355,000           689
                                                                                                                          294,657

ENERGY -- 6.68%
Husky Energy Inc.                                                                                         1,872,500        53,444
"Shell" Transport and Trading Co., PLC                                                                    3,015,000        25,653
"Shell" Transport and Trading Co., PLC (ADR)                                                                320,000        16,448
Oil & Natural Gas Corp. Ltd.                                                                              2,033,000        38,560
Canadian Natural Resources, Ltd.                                                                            800,000        34,167
Norsk Hydro ASA                                                                                             360,000        28,250
Petro-Canada                                                                                                540,000        27,527
Reliance Industries Ltd. (1)                                                                              2,097,000        25,889
Nexen Inc.                                                                                                  427,211        17,338
ENI SpA                                                                                                     550,000        13,721
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                               255,000        10,144
                                                                                                                          291,141


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

CONSUMER STAPLES -- 6.13%
Orkla AS                                                                                                  1,242,699    $   40,683
Nestle SA                                                                                                   147,820        38,559
Southcorp Ltd. (1)                                                                                       11,344,222        37,999
Royal Numico NV (1)                                                                                         944,900        33,952
Koninklijke Ahold NV (1)                                                                                  4,230,700        32,661
Groupe Danone                                                                                               242,400        22,308
Unilever NV                                                                                                 294,000        19,643
Heineken NV                                                                                                 425,000        14,120
Wal-Mart de Mexico, SA de CV, Series V                                                                    3,090,120        10,619
Woolworths Ltd.                                                                                             580,491         6,803
Coca-Cola HBC SA                                                                                            250,000         6,088
Uni-Charm Corp.                                                                                              78,500         3,752
Nissin Food Products Co., Ltd.                                                                                6,200           155
                                                                                                                          267,342

INDUSTRIALS -- 3.72%
Qantas Airways Ltd.                                                                                       9,251,305        26,799
Bharat Heavy Electricals Ltd.                                                                             1,403,400        24,895
Asahi Glass Co., Ltd.                                                                                     2,120,000        23,317
Adecco SA                                                                                                   397,447        19,951
Mitsubishi Corp.                                                                                          1,500,000        19,330
Toto Ltd                                                                                                  1,600,000        15,231
Metso Oyj                                                                                                   630,000         9,949
ASSA ABLOY AB, Class B                                                                                      500,000         8,526
FANUC LTD                                                                                                   116,000         7,565
Vedior NV                                                                                                   270,200         4,388
Volvo AB, Class B                                                                                            39,425         1,561
Securitas AB, Class B                                                                                        55,000           942
                                                                                                                          162,454

UTILITIES -- 3.10%
Veolia Environnement (1)                                                                                  1,088,200        39,249
Scottish Power PLC                                                                                        4,487,424        34,677
National Grid Transco PLC                                                                                 2,100,000        19,960
E.ON AG                                                                                                     215,000        19,528
Gas Natural SDG, SA                                                                                         386,100        11,902
Hong Kong and China Gas Co. Ltd.                                                                          4,700,000         9,705
                                                                                                                          135,021

MISCELLANEOUS -- 3.28%
Other common stocks in initial period of acquisition                                                                      143,195


Total common stocks (cost: $2,743,331,000)                                                                              3,720,568


                                                                                                         Shares or
Convertible securities -- 0.28%                                                                     principal amount


FINANCIALS -- 0.19%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                         360,000,000         8,331


TELECOMMUNICATION SERVICES -- 0.09%
COLT Telecom Group PLC 2.00% convertible note 2006                                                  (euro)2,400,000         3,730


Total convertible securities (cost: $6,941,000)                                                                            12,061



                                                                                                   Principal amount     Market value
Short-term securities -- 14.46%                                                                                (000)         (000)

U.S. Treasury Bills 2.035%-2.065% due 1/6-2/3/2005                                                          $53,900  $     53,847
BNP Paribas Finance Inc. 2.29% due 1/13/2005                                                                 34,200        34,172
Stadshypotek Delaware Inc. 2.23% due 1/24/2005 (2)                                                           32,900        32,851
Canadian Imperial Holdings Inc. 2.37% due 2/28/2005                                                          30,000        29,882
Nestle Capital Corp. 2.22%-2.25% due 1/10-1/11/2005 (2)                                                      28,100        28,081
Old Line Funding, LLC 2.28%-2.32% due 1/18-1/24/2005 (2)                                                     28,002        27,965
Toronto-Dominion Bank 2.35% due 2/15/2005                                                                    25,000        24,999
Allied Irish Banks N.A. Inc. 2.26%-2.30% due 1/6/2005 (2)                                                    25,000        24,991
Canadian Wheat Board 2.15% due 1/18/2005                                                                     25,000        24,973
HBOS Treasury Services PLC 2.33% due 1/20/2005                                                               25,000        24,968
Dexia Delaware LLC 2.35% due 2/11/2005                                                                       25,000        24,931
Bank of Ireland 2.355% due 2/22/2005 (2)                                                                     25,000        24,912
GlaxoSmithKline Finance PLC 2.37% due 3/3/2005 (2)                                                           25,000        24,897
Freddie Mac 2.15%-2.22% due 1/26-2/2/2005                                                                    23,400        23,360
Royal Bank of Scotland PLC 2.12% due 1/11/2005                                                               22,100        22,085
Calyon North America Inc. 2.38% due 3/2/2005                                                                 20,300        20,217
IXIS Commercial Paper Corp. 2.14% due 1/7/2005 (2)                                                           20,100        20,092
Ranger Funding Co. LLC 2.33% due 1/18/2005 (2)                                                               20,000        19,977
BMW U.S. Capital Corp. 2.33% due 2/16/2005 (2)                                                               20,000        19,938
Barclays U.S. Funding LLC 2.25% due 2/2/2005                                                                 10,000         9,979
Sheffield Receivables Corp. 2.23% due 1/4/2005 (2)                                                            8,700         8,698
Danske Corp. 2.21% due 1/4/2005                                                                              16,600        16,596
DaimlerChrysler Revolving Auto Conduit LLC II 2.09% due 1/3/2005                                             15,500        15,497
Toyota Credit de Puerto Rico Corp. 2.21%-2.38% due 1/10-2/28/2005                                            15,000        14,974
International Bank for Reconstruction and Development 2.269% due 3/1/2005                                    14,000        13,948
Federal Home Loan Bank 2.205% due 2/4/2005                                                                   13,300        13,272
Statoil 2.24% due 1/10/2005 (2)                                                                              11,500        11,493
CBA (Delaware) Finance Inc. 2.255% due 1/12/2005                                                             10,000         9,993
Spintab AB (Swedmortgage) 2.08% due 1/3/2005                                                                  9,200         9,198

Total short-term securities (cost: $630,794,000)                                                                          630,786


Total investment securities (cost: $3,381,066,000)                                                                      4,363,415
Other assets less liabilities                                                                                              (1,154)

Net assets                                                                                                             $4,362,261




"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.


(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $229,691,000, which represented 5.27% of the net assets of the fund.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts





NEW WORLD FUND

Investment portfolio
December 31, 2004

                                                                                                                        Market value
Common stocks -- 76.47%                                                                                       Shares         (000)

FINANCIALS -- 11.29%
Housing Development Finance Corp. Ltd.                                                                      435,100      $  7,740
OTP Bank Rt.                                                                                                205,000         6,300
PT Bank Rakyat Indonesia                                                                                 17,108,150         5,306
Erste Bank der oesterreichischen Sparkassen AG                                                               85,600         4,556
HSBC Holdings PLC (United Kingdom)                                                                          185,400         3,172
Bank Polska Kasa Opieki SA                                                                                   66,000         3,018
Bank Zachodni WBK SA                                                                                         89,697         2,883
Banco Itau Holding Financeira SA, preferred nominative                                                       16,400         2,465
Yapi ve Kredi Bankasi AS (1)                                                                            735,000,000         2,317
ICICI Bank Ltd.                                                                                             229,174         1,968
ICICI Bank Ltd. (ADR)                                                                                         8,000           161
Unibanco -- Uniao de Bancos Brasileiros SA, units (GDR)                                                      60,000         1,903
Bank of the Philippine Islands                                                                            1,844,616         1,728
Itausa -- Investimentos Itau SA, preferred nominative                                                       896,838         1,553
American International Group, Inc.                                                                           20,000         1,313
Kookmin Bank (1)                                                                                             23,000           900
United Overseas Bank Ltd.                                                                                   100,000           845
SM Prime Holdings, Inc.                                                                                   4,610,000           633
HDFC Bank Ltd.                                                                                               36,500           439
                                                                                                                           49,200

CONSUMER STAPLES -- 11.20%
Avon Products, Inc.                                                                                         125,600         4,861
Cia. de Bebidas das Americas -- AmBev, preferred nominative (ADR)                                           170,000         4,816
Oriflame Cosmetics SA (1)                                                                                   200,000         4,628
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                                 84,000         2,881
Wal-Mart de Mexico, SA de CV, Series V                                                                      200,000           687
Orkla AS                                                                                                     96,142         3,148
Hindustan Lever Ltd.                                                                                        887,590         2,944
Nestle India Ltd.                                                                                           213,300         2,885
Fomento Economico Mexicano, SA de CV (ADR)                                                                   52,000         2,736
Anheuser-Busch Companies, Inc.                                                                               45,000         2,283
Unilever PLC                                                                                                215,000         2,107
Unilever NV                                                                                                  31,500         2,105
Migros Turk TAS                                                                                         237,147,000         1,975
PepsiCo, Inc.                                                                                                33,900         1,770
Nestle SA                                                                                                     6,655         1,736
Coca-Cola Co.                                                                                                34,000         1,415
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                            400,000         1,382


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

CONSUMER STAPLES (continued)
Groupe Danone                                                                                                14,982      $  1,379
Controladora Comercial Mexicana, SA de CV, units                                                            970,000         1,088
Heineken NV                                                                                                  31,250         1,038
Coca-Cola HBC SA                                                                                             40,000           974
                                                                                                                           48,838

MATERIALS -- 9.65%
Cia. Vale do Rio Doce, Class A, preferred nominative                                                        183,000         4,422
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                             65,700         1,906
Cia. Vale do Rio Doce, preferred nominative, Class A                                                         30,000           725
Votorantim Celulose e Papel SA, preferred nominative (ADR)                                                  325,000         5,265
Phelps Dodge Corp.                                                                                           45,000         4,451
Associated Cement Companies Ltd.                                                                            470,000         3,682
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                            96,225         3,505
Harmony Gold Mining Co. Ltd.                                                                                305,000         2,779
Siam Cement PCL                                                                                             308,000         2,188
Ivanhoe Mines Ltd. (1)                                                                                      303,100         2,185
AngloGold Ashanti Ltd.                                                                                       49,500         1,753
BHP Billiton PLC                                                                                            142,664         1,669
Holcim Ltd.                                                                                                  24,000         1,441
Freeport-McMoRan Copper & Gold Inc., Class B                                                                 31,000         1,185
Sappi Ltd.                                                                                                   76,000         1,122
Aracruz Celulose SA, Class B, preferred nominative (ADR)                                                     21,300           803
Anglo American PLC                                                                                           29,467           700
Hyosung Corp.                                                                                                67,491           665
Asian Paints Ltd.                                                                                            77,900           577
Formosa Plastics Corp.                                                                                      312,700           537
Siam City Cement PCL                                                                                         80,000           502
                                                                                                                           42,062

TELECOMMUNICATION SERVICES -- 9.09%
Telefonica, SA                                                                                              204,172         3,833
Portugal Telecom, SGPS, SA                                                                                  305,000         3,759
America Movil SA de CV, Series L (ADR)                                                                       70,000         3,665
Partner Communications Co. Ltd. (1)                                                                         375,500         3,218
Partner Communications Co. Ltd. (ADR) (1)                                                                    10,000            86
China Unicom Ltd.                                                                                         4,108,000         3,250
Philippine Long Distance Telephone Co. (1)                                                                  130,000         3,154
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                                   5,812,500         3,025
Telenor ASA                                                                                                 292,500         2,647
Maxis Communications Bhd.                                                                                   969,000         2,385
Telesp Celular Participacoes SA, preferred nominative (ADR) (1)                                             318,700         2,167
CESKY TELECOM, AS                                                                                           125,000         2,060
Magyar Tavkozlesi Rt. (ADR)                                                                                  60,000         1,465
GLOBE TELECOM, Inc.                                                                                          82,000         1,397
China Mobile (Hong Kong) Ltd.                                                                               330,000         1,119
KT Corp. (ADR)                                                                                               50,000         1,091
Telefonos de Mexico, SA de CV, Class L (ADR)                                                                 25,000           958
Advanced Info Service PCL                                                                                   122,000           336
                                                                                                                           39,615

INFORMATION TECHNOLOGY -- 7.73%
Mediatek Incorporation                                                                                      661,342         4,501
NHN Corp.                                                                                                    52,000         4,195
Kingboard Chemical Holdings Ltd.                                                                          1,690,000         3,577
Hon Hai Precision Industry Co., Ltd.                                                                        745,095         3,451


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

INFORMATION TECHNOLOGY (continued)
Optimax Technology Corp.                                                                                    900,000      $  2,297
Venture Corp. Ltd.                                                                                          201,000         1,958
QUALCOMM Inc.                                                                                                42,000         1,781
Motorola, Inc.                                                                                              100,000         1,720
ASE Test Ltd. (1)                                                                                           239,800         1,621
Uniden Corp.                                                                                                 80,000         1,573
Sunplus Technology Co., Ltd.                                                                                990,000         1,391
Samsung SDI Co., Ltd.                                                                                        10,680         1,166
Samsung Electronics Co., Ltd.                                                                                 2,000           870
NetEase.com, Inc. (ADR) (1)                                                                                  15,000           792
Quanta Computer Inc.                                                                                        234,831           422
Quanta Computer Inc. (GDR) (2)                                                                               27,510           241
Samsung Electro-Mechanics Co., Ltd. (1)                                                                      26,000           653
Sabre Holdings Corp., Class A                                                                                24,155           535
SINA Corp. (1)                                                                                               16,000           513
Sohu.com Inc. (1)                                                                                            24,000           425
                                                                                                                           33,682

INDUSTRIALS -- 6.74%
Daelim Industrial Co., Ltd.                                                                                 144,000         7,485
Bharat Heavy Electricals Ltd.                                                                               375,000         6,652
3M Co.                                                                                                       53,200         4,366
Laureate Education, Inc. (1)                                                                                 75,000         3,307
AGCO Corp. (1)                                                                                              120,000         2,627
Kumgang Korea Chemical Co., Ltd.                                                                             18,000         2,269
Asahi Glass Co., Ltd.                                                                                       140,000         1,540
Hyundai Development Co.                                                                                      70,000         1,116
                                                                                                                           29,362

CONSUMER DISCRETIONARY -- 6.16%
Honda Motor Co., Ltd.                                                                                        94,000         4,858
Astro All Asia Networks PLC (1)                                                                           2,745,900         3,902
Suzuki Motor Corp.                                                                                          193,000         3,517
Grupo Televisa, SA, ordinary participation certificates (ADR)                                                53,900         3,261
Makita Corp.                                                                                                130,000         2,268
Kia Motors Corp.                                                                                            200,000         2,106
LG Electronics Inc.                                                                                          29,680         1,838
Yue Yuen Industrial (Holdings) Ltd.                                                                         549,500         1,513
Li & Fung Ltd.                                                                                              806,000         1,358
Toyota Motor Corp.                                                                                           29,500         1,197
Maruti Udyog Ltd.                                                                                            59,000           630
Koninklijke Philips Electronics NV                                                                           16,000           423
                                                                                                                           26,871

ENERGY -- 5.15%
MOL Magyar Olaj- es Gazipari Rt., Class A                                                                    80,841         5,669
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                               90,000         3,580
FMC Technologies, Inc. (1)                                                                                   76,200         2,454
Harvest Natural Resources, Inc. (1)                                                                         125,000         2,159
Oil & Natural Gas Corp. Ltd.                                                                                 85,300         1,618
Pogo Producing Co.                                                                                           32,000         1,552
Noble Energy, Inc.                                                                                           23,000         1,418
"Shell" Transport and Trading Co., PLC (ADR)                                                                 25,000         1,285
Nexen Inc.                                                                                                   31,523         1,279
Sasol Ltd.                                                                                                   50,000         1,077
China Oilfield Services Ltd., Class H                                                                     1,093,300           334
                                                                                                                           22,425


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

HEALTH CARE -- 3.96%
Ranbaxy Laboratories Ltd.                                                                                   179,000    $    5,181
Novo Nordisk A/S, Class B                                                                                    59,060         3,217
Dr. Reddy's Laboratories Ltd.                                                                               120,000         2,402
Gedeon Richter Ltd.                                                                                          17,500         2,192
Teva Pharmaceutical Industries Ltd. (ADR)                                                                    64,000         1,911
PLIVA d.d. (GDR)                                                                                            120,000         1,500
AstraZeneca PLC (Sweden)                                                                                     23,300           845
Lumenis Ltd. (1)                                                                                             13,000            25
                                                                                                                           17,273

UTILITIES -- 3.94%
Gas Natural SDG, SA                                                                                         160,600         4,951
CPFL Energia SA (ADR) (1)                                                                                   150,000         2,979
AES Corp. (1)                                                                                               200,000         2,734
GAIL Ltd.                                                                                                   338,000         1,806
Reliance Energy Ltd.                                                                                        138,722         1,684
Cheung Kong Infrastructure Holdings Ltd.                                                                    540,000         1,560
Veolia Environnement                                                                                         40,400         1,457
                                                                                                                           17,171

MISCELLANEOUS -- 1.56%
Other common stocks in initial period of acquisition                                                                        6,814


Total common stocks (cost: $235,315,000)                                                                                  333,313


Rights & warrants -- 0.02%


INFORMATION TECHNOLOGY -- 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006 (1)                                                 169,000            90
Lucent Technologies Inc., warrants, expire 2007 (1)                                                           1,630             2

Total rights & warrants (cost: $2,000)                                                                                         92


Convertible securities -- 0.36%                                                                     Principal amount

FINANCIALS -- 0.36%
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 20091                                  KRW 1,940,000,000         1,574


Total convertible securities (cost: $1,637,000)                                                                             1,574


                                                                                                   Principal amount
Bonds & notes -- 11.64%                                                                                        (000)

GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS -- 11.16%
United Mexican States Government 9.875% 2010                                                                 $4,125         5,080
United Mexican States Government 8.00% 2023                                                               MXP22,399         1,583
United Mexican States Government Eurobonds 11.375% 2016                                                     $   908         1,342
United Mexican States Government Global 8.625% 2008                                                           1,154         1,313
United Mexican States Government Eurobonds, Global 6.375% 2013                                                1,000         1,067

                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
United Mexican States Government Global 10.375% 2009                                                       $    750       $   919
United Mexican States Government, Series MI10, 8.00% 2013                                               MXP  10,102           812
Russian Federation 8.25% 2010                                                                                $6,200         6,893
Russian Federation 5.00% 2030 (2),(3)                                                                         3,406         3,525
Russian Federation 5.00% 2030 (4)                                                                               750           776
Russian Federation 8.25% 2010 (2)                                                                               566           629
Brazil (Federal Republic of) Global 9.25% 2010                                                                2,200         2,471
Brazil (Federal Republic of) Global 10.125% 2027                                                              1,175         1,344
Brazil (Federal Republic of) Bearer 8.00% 2014 (5)                                                            1,198         1,227
Brazil (Federal Republic of) 14.50% 2009                                                                        450           602
Brazil (Federal Republic of) 11.00% 2040                                                                        375           445
Brazil (Federal Republic of) 3.125% 2009 (3)                                                                    421           418
Panama (Republic of) 8.25% 2008                                                                               3,500         3,902
Panama (Republic of) Global 9.375% 2029                                                                         905         1,068
Panama (Republic of) Global 9.375% 2023                                                                         723           839
Panama (Republic of) Global 9.625% 2011                                                                          65            77
Panama (Republic of) 9.375% 2012                                                                                 65            77
Peru (Republic of) 9.125% 2012                                                                                1,750         2,048
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017 (3)                                                    946           913
Peru (Republic of) 8.375% 2016                                                                                  675           759
Colombia (Republic of) Global 10.00% 2012                                                                     1,350         1,566
Colombia (Republic of) Global 10.75% 2013                                                                     1,060         1,272
Turkey (Republic of) 11.875% 2030                                                                             1,225         1,770
Turkey (Republic of) Treasury Bill 0% 2005                                                         TRL  750,000,000           503
Turkey (Republic of) 20.00% 2007                                                                   TRL  250,000,000           199
Philippines (Republic of) 8.375% 2009                                                                        $1,665         1,759
Philippines (Republic of) Global 10.625% 2025                                                                   600           644
Argentina (Republic of) Global 12.25% 2018 (5),(6)                                                            1,050           349
Argentina (Republic of) Global 15.50% 2008 (4),(6)                                                              389           130
Argentina (Republic of) Global 12.00% 2031 (5),(6)                                                              305           102
Venezuela (Republic of) 9.25% 2027                                                                              200           212
                                                                                                                           48,635

UTILITIES -- 0.26%
Enersis SA 7.375% 2014                                                                                          650           710
AES Gener SA 7.50% 2014 (2)                                                                                     400           422
                                                                                                                            1,132

TELECOMMUNICATION SERVICES -- 0.08%
Cellco Finance NV 12.75% 2005                                                                                   350           366

ENERGY -- 0.07%
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)                                                              200           201
Petrozuata Finance, Inc., Series B, 8.22% 2017                                                                  100           100
                                                                                                                              301

MATERIALS -- 0.07%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                                250           287


Total bonds & notes (cost: $46,128,000)                                                                                    50,721



                                                                                                   Principal amount   Market value
Short-term securities -- 10.96%                                                                                (000)         (000)

Federal Home Loan Bank 2.24% due 1/7/2005                                                                    $9,200    $    9,196
U.S. Treasury Bills 1.9675% due 1/20/2005                                                                     5,200         5,194
BNP Paribas Finance Inc. 2.29% due 1/13/2005                                                                  4,400         4,397
Sheffield Receivables Corp. 2.23% due 1/4/2005 (2)                                                            3,700         3,699
Amsterdam Funding Corp. 2.34% due 1/19/2005 (2)                                                               3,500         3,496
Clipper Receivables Co., LLC 2.33% due 1/12/2005 (2)                                                          3,400         3,397
Freddie Mac 2.22% due 2/2/2005                                                                                3,400         3,393
ANZ (Delaware) Inc. 2.04% due 1/4/2005                                                                        3,000         2,999
Dexia Delaware LLC 2.32% due 1/27/2005                                                                        2,800         2,795
Stadshypotek Delaware Inc. 2.30%-2.33% due 2/2-2/4/2005 (2)                                                   2,300         2,295
General Electric Capital Corp. 2.20% due 1/3/2005                                                             2,200         2,200
Royal Bank of Scotland PLC 2.12% due 1/11/2005                                                                1,600         1,599
Thunder Bay Funding, LLC 2.33% due 2/1/2005 (2)                                                               1,400         1,397
Ranger Funding Co. LLC 2.25% due 1/14/2005 (2)                                                                1,300         1,299
Bank of Montreal 2.29% due 1/25/2005                                                                            400           399

Total short-term securities (cost: $47,755,000)                                                                            47,755


Total investment securities (cost: $330,837,000)                                                                          433,455
Other assets less liabilities                                                                                               2,411

Net assets                                                                                                               $435,866




"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.


(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $20,601,000, which represented 4.73% of the net assets of the fund.
(3)  Coupon rate may change periodically.
(4)  Step bond; coupon rate will increase at a later date.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6)  Scheduled interest payments not made: reorganization pending.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts






BLUE CHIP INCOME AND GROWTH FUND

Investment portfolio
December 31, 2004

                                                                                                                        Market value
Common stocks -- 92.83%                                                                                       Shares         (000)

FINANCIALS -- 19.46%
Fannie Mae                                                                                                1,620,000      $115,360
American International Group, Inc.                                                                          975,000        64,028
J.P. Morgan Chase & Co.                                                                                   1,640,000        63,977
Capital One Financial Corp.                                                                                 700,000        58,947
Bank of America Corp.                                                                                       699,990        32,893
MBNA Corp.                                                                                                1,000,000        28,190
SLM Corp.                                                                                                   420,000        22,424
XL Capital Ltd., Class A                                                                                    225,000        17,471
AFLAC Inc.                                                                                                  435,000        17,330
HSBC Holdings PLC (ADR) (United Kingdom)                                                                    200,000        17,028
Bank of New York Co., Inc.                                                                                  400,000        13,368
Jefferson-Pilot Corp.                                                                                       250,000        12,990
Citigroup Inc.                                                                                              250,000        12,045
Wells Fargo & Co.                                                                                           100,000         6,215
                                                                                                                          482,266

CONSUMER DISCRETIONARY -- 14.07%
Target Corp.                                                                                              1,370,000        71,144
General Motors Corp.                                                                                      1,600,000        64,096
Lowe's Companies, Inc.                                                                                      745,000        42,905
Mattel, Inc.                                                                                              2,000,000        38,980
Toyota Motor Corp. (ADR)                                                                                    265,000        21,696
McDonald's Corp.                                                                                            650,000        20,839
TJX Companies, Inc.                                                                                         750,000        18,847
Kohl's Corp. (1)                                                                                            370,000        18,193
Carnival Corp., units                                                                                       275,000        15,848
Harley-Davidson Motor Co.                                                                                   250,000        15,187
Limited Brands, Inc.                                                                                        525,000        12,086
Time Warner Inc. (1)                                                                                        450,000         8,748
                                                                                                                          348,569

HEALTH CARE -- 12.94%
Cardinal Health, Inc.                                                                                     1,550,000        90,132
Aetna Inc.                                                                                                  400,000        49,900
AstraZeneca PLC (ADR) (United Kingdom)                                                                    1,190,000        43,304
HCA Inc.                                                                                                  1,000,000        39,960
Bristol-Myers Squibb Co.                                                                                  1,550,000        39,711
Eli Lilly and Co.                                                                                           485,000        27,524
Schering-Plough Corp.                                                                                       750,000        15,660
Pfizer Inc                                                                                                  300,000         8,067
Applera Corp. -- Applied Biosystems Group                                                                    300,000         6,273
                                                                                                                          320,531


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

INFORMATION TECHNOLOGY -- 9.43%
Hewlett-Packard Co.                                                                                       4,800,000      $100,656
International Business Machines Corp.                                                                       445,000        43,868
Texas Instruments Inc.                                                                                    1,310,000        32,252
Microsoft Corp.                                                                                             540,000        14,423
Applied Materials, Inc. (1)                                                                                 700,000        11,970
Intel Corp.                                                                                                 500,000        11,695
Automatic Data Processing, Inc.                                                                             250,000        11,088
Cisco Systems, Inc. (1)                                                                                     400,000         7,720
                                                                                                                          233,672

ENERGY -- 8.42%
ChevronTexaco Corp.                                                                                       1,200,000        63,012
Marathon Oil Corp.                                                                                        1,050,000        39,491
Exxon Mobil Corp.                                                                                           640,000        32,806
Schlumberger Ltd.                                                                                           395,000        26,445
Royal Dutch Petroleum Co. (New York registered)                                                             400,000        22,952
ConocoPhillips                                                                                              150,000        13,025
Unocal Corp.                                                                                                250,000        10,810
                                                                                                                          208,541

INDUSTRIALS -- 7.90%
General Electric Co.                                                                                      1,640,000        59,860
United Technologies Corp.                                                                                   380,000        39,273
United Parcel Service, Inc., Class B                                                                        400,000        34,184
Caterpillar Inc.                                                                                            170,000        16,577
Southwest Airlines Co.                                                                                    1,000,000        16,280
Deere & Co.                                                                                                 200,000        14,880
Emerson Electric Co.                                                                                        150,000        10,515
Pitney Bowes Inc.                                                                                            90,000         4,165
                                                                                                                          195,734

TELECOMMUNICATION SERVICES -- 5.69%
BellSouth Corp.                                                                                           1,925,000        53,496
Sprint Corp. -- FON Group                                                                                  1,350,000       33,547
Verizon Communications Inc.                                                                                 600,000        24,306
SBC Communications Inc.                                                                                     875,000        22,549
AT&T Corp.                                                                                                  370,000         7,052
                                                                                                                          140,950

CONSUMER STAPLES -- 5.51%
Unilever NV (New York registered)                                                                           900,000        60,039
General Mills, Inc.                                                                                         375,000        18,641
Walgreen Co.                                                                                                480,000        18,418
Kimberly-Clark Corp.                                                                                        255,000        16,782
PepsiCo, Inc.                                                                                               250,000        13,050
Kraft Foods Inc., Class A                                                                                   180,000         6,410
H.J. Heinz Co.                                                                                               80,000         3,119
                                                                                                                          136,459

MATERIALS -- 3.92%
Dow Chemical Co.                                                                                            675,000        33,419
Alcoa Inc.                                                                                                1,000,000        31,420
Weyerhaeuser Co.                                                                                            200,000        13,444
Air Products and Chemicals, Inc.                                                                            200,000        11,594
E.I. du Pont de Nemours and Co.                                                                             150,000         7,358
                                                                                                                           97,235


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

UTILITIES -- 1.09%
FPL Group, Inc.                                                                                             200,000        14,950
Duke Energy Corp.                                                                                           260,000         6,586
Xcel Energy Inc.                                                                                            250,000         4,550
FirstEnergy Corp.                                                                                            25,901         1,023
                                                                                                                           27,109

MISCELLANEOUS -- 4.40%
Other common stocks in initial period of acquisition                                                                      108,938


Total common stocks (cost: $1,934,276,000)                                                                              2,300,004


                                                                                                   Principal amount
Short-term securities -- 7.48%                                                                                 (000)

Procter & Gamble Co. 1.97% due 1/21/2005 (2)                                                                $29,500        29,463
Coca-Cola Co. 2.11%-2.26% due 1/12-1/28/2005                                                                 28,500        28,463
Freddie Mac 2.27%-2.373% due 2/1-3/8/2005                                                                    20,500        20,439
Pfizer Inc 2.13%-2.17% due 1/18-1/24/2005 (2)                                                                16,600        16,578
Hershey Foods Corp. 2.18% due 1/10-1/26/2005 (2)                                                             16,500        16,475
Harley-Davidson Funding Corp. 2.31% due 2/24/2005 (2)                                                        10,700        10,662
U.S. Treasury Bills 1.785%-1.833% due 1/20/2005                                                               9,300         9,291
CAFCO, LLC 2.34% due 2/1/2005 (2)                                                                             8,100         8,083
Wal-Mart Stores Inc. 2.13% due 1/11/2005 (2)                                                                  7,000         6,996
Park Avenue Receivables Corp. LLC 2.22% due 1/18/2005 (2)                                                     3,800         3,796
Preferred Receivables Funding Corp. 2.20% due 1/3/2005 (2)                                                    3,100         3,099
Three Pillars Funding, LLC 2.34% due 1/12/2005 (2)                                                            6,700         6,695
BellSouth Corp. 2.27% due 1/24/2005 (2)                                                                       5,800         5,791
3M Co. 2.06% due 1/3/2005                                                                                     5,100         5,099
Eli Lilly and Co. 2.03% due 1/12/2005 (2)                                                                     5,000         4,996
General Electric Capital Corp. 2.20% due 1/3/2005                                                             4,200         4,199
Abbott Laboratories Inc. 2.16% due 1/20/2005 (2)                                                              2,700         2,697
Netjets Inc. 1.95% due 1/11/2005 (2)                                                                          2,500         2,498

Total short-term securities (cost: $185,320,000)                                                                          185,320


Total investment securities (cost: $2,119,596,000)                                                                      2,485,324
Other assets less liabilities                                                                                              (7,630)

Net assets                                                                                                             $2,477,694





"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.


(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $117,829,000, which represented 4.76% of the net assets of the fund.



ADR = American Depositary Receipts





GROWTH-INCOME FUND

Investment portfolio
December 31, 2004

                                                                                                                        Market value
Common stocks -- 84.32%                                                                                       Shares         (000)

FINANCIALS -- 13.49%
Fannie Mae                                                                                                4,350,000   $   309,763
American International Group, Inc.                                                                        3,700,000       242,979
Bank of New York Co., Inc.                                                                                4,775,000       159,580
Citigroup Inc.                                                                                            3,253,950       156,775
Capital One Financial Corp.                                                                               1,850,000       155,788
J.P. Morgan Chase & Co.                                                                                   3,929,475       153,289
Bank of America Corp.                                                                                     3,068,364       144,182
Wells Fargo & Co.                                                                                         2,090,000       129,893
St. Paul Travelers Companies, Inc.                                                                        3,000,000       111,210
Freddie Mac                                                                                               1,365,000       100,600
HSBC Holdings PLC (ADR)                                                                                   1,086,050        92,466
Washington Mutual, Inc.                                                                                   2,000,000        84,560
Allstate Corp.                                                                                            1,210,000        62,581
XL Capital Ltd., Class A                                                                                    780,000        60,567
MBNA Corp.                                                                                                2,000,000        56,380
SunTrust Banks, Inc.                                                                                        700,000        51,716
Manulife Financial Corp.                                                                                  1,000,000        46,200
Marsh & McLennan Companies, Inc.                                                                          1,400,000        46,060
American Express Co.                                                                                        750,000        42,277
City National Corp.                                                                                         535,000        37,798
Jefferson-Pilot Corp.                                                                                       660,000        34,294
Genworth Financial, Inc., Class A                                                                         1,200,000        32,400
Wachovia Corp.                                                                                              555,000        29,193
Providian Financial Corp. (1)                                                                             1,300,000        21,411
Principal Financial Group, Inc.                                                                             500,000        20,470
UnumProvident Corp.                                                                                       1,000,000        17,940
Royal & Sun Alliance Insurance Group PLC                                                                  5,100,000         7,574
                                                                                                                        2,407,946

INFORMATION TECHNOLOGY -- 13.24%
Hewlett-Packard Co.                                                                                      12,300,000       257,931
International Business Machines Corp.                                                                     2,035,000       200,610
Flextronics International Ltd. (1)                                                                       12,000,000       165,840
Cisco Systems, Inc. (1)                                                                                   8,542,600       164,872
Microsoft Corp.                                                                                           6,005,000       160,394
Texas Instruments Inc.                                                                                    5,700,000       140,334
First Data Corp.                                                                                          2,785,000       118,474
ASML Holding NV (1)                                                                                       5,000,000        79,977
ASML Holding NV (New York registered) (1)                                                                 1,500,000        23,865
Yahoo! Inc. (1)                                                                                           2,750,000       103,620


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

INFORMATION TECHNOLOGY (continued)
Applied Materials, Inc. (1)                                                                               5,660,000  $     96,786
Intel Corp.                                                                                               3,700,000        86,543
Nokia Corp. (ADR)                                                                                         5,425,000        85,010
Taiwan Semiconductor Manufacturing Co. Ltd.                                                              47,113,003        74,959
Oracle Corp. (1)                                                                                          4,910,000        67,365
Micron Technology, Inc. (1)                                                                               4,200,000        51,870
Sanmina-SCI Corp (1)                                                                                     5,500,000        46,585
Ceridian Corp. (1)                                                                                        2,545,000        46,523
Corning Inc. (1)                                                                                          3,950,000        46,491
Dell Inc. (1)                                                                                             1,000,000        42,140
EMC Corp. (1)                                                                                             2,500,000        37,175
Automatic Data Processing, Inc.                                                                             800,000        35,480
Solectron Corp. (1)                                                                                       6,250,000        33,312
Advanced Micro Devices, Inc. (1)                                                                          1,500,000        33,030
KLA-Tencor Corp. (1)                                                                                        690,000        32,140
Analog Devices, Inc.                                                                                        800,000        29,536
Avnet, Inc. (1)                                                                                           1,500,000        27,360
Jabil Circuit, Inc. (1)                                                                                   1,000,000        25,580
Sabre Holdings Corp., Class A                                                                               900,000        19,944
Teradyne, Inc. (1)                                                                                          925,000        15,790
Altera Corp. (1)                                                                                            700,000        14,490
Maxim Integrated Products, Inc.                                                                              17,200           729
Computer Associates International, Inc.                                                                       3,022            94
                                                                                                                        2,364,849

CONSUMER DISCRETIONARY -- 11.51%
Lowe's Companies, Inc.                                                                                    4,080,000       234,967
Target Corp.                                                                                              3,750,000       194,737
Time Warner Inc. (1)                                                                                      9,120,000       177,293
Best Buy Co., Inc.                                                                                        2,250,000       133,695
Magna International Inc., Class A                                                                         1,540,000       127,127
Walt Disney Co.                                                                                           4,400,000       122,320
Garmin Ltd.                                                                                               1,992,400       121,218
News Corp. Inc.                                                                                           4,910,000        91,621
Carnival Corp., units                                                                                     1,582,100        91,176
Clear Channel Communications, Inc.                                                                        1,865,000        62,459
Federated Department Stores, Inc.                                                                         1,020,000        58,946
Gentex Corp.                                                                                              1,500,000        55,530
Kohl's Corp. (1)                                                                                          1,100,000        54,087
Home Depot, Inc.                                                                                          1,200,000        51,288
IAC/InterActiveCorp (1)                                                                                   1,808,589        49,953
Dana Corp.                                                                                                2,606,800        45,176
VF Corp.                                                                                                    800,000        44,304
Harley-Davidson Motor Co.                                                                                   700,000        42,525
General Motors Corp.                                                                                      1,050,000        42,063
Gannett Co., Inc.                                                                                           500,000        40,850
Limited Brands, Inc.                                                                                      1,725,000        39,710
NIKE, Inc., Class B                                                                                         390,000        35,369
Starbucks Corp. (1)                                                                                         490,000        30,556
Jones Apparel Group, Inc.                                                                                   800,000        29,256
Interpublic Group of Companies, Inc. (1)                                                                  1,800,000        24,120
Mattel, Inc.                                                                                              1,000,000        19,490
Fox Entertainment Group, Inc., Class A (1)                                                                  500,000        15,630
May Department Stores Co.                                                                                   400,000        11,760
Dow Jones & Co., Inc.                                                                                       197,800         8,517
                                                                                                                        2,055,743


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

HEALTH CARE -- 11.08%
Eli Lilly and Co.                                                                                         3,185,000  $    180,749
Aetna Inc.                                                                                                1,200,000       149,700
Wellpoint Inc. (1)                                                                                        1,300,000       149,500
Merck & Co., Inc.                                                                                         3,500,000       112,490
AstraZeneca PLC (ADR)                                                                                     2,572,050        93,597
AstraZeneca PLC (Sweden)                                                                                    292,000        10,595
Abbott Laboratories                                                                                       2,181,000       101,744
Pfizer Inc                                                                                                3,641,500        97,920
Biogen Idec Inc. (1)                                                                                      1,416,250        94,336
AmerisourceBergen Corp.                                                                                   1,600,000        93,888
Cardinal Health, Inc.                                                                                     1,600,000        93,040
St. Jude Medical, Inc. (1)                                                                                2,142,800        89,848
McKesson Corp.                                                                                            2,600,000        81,796
Bristol-Myers Squibb Co.                                                                                  3,080,000        78,910
Medco Health Solutions, Inc. (1)                                                                          1,800,000        74,880
Johnson & Johnson                                                                                         1,100,000        69,762
Smith & Nephew PLC                                                                                        5,735,000        58,577
Guidant Corp.                                                                                               800,000        57,680
Forest Laboratories, Inc. (1)                                                                             1,234,800        55,393
CIGNA Corp.                                                                                                 555,000        45,271
Schering-Plough Corp.                                                                                     1,844,800        38,519
Applera Corp. -- Applied Biosystems Group                                                                 1,784,600        37,316
Service Corp. International (1)                                                                           4,600,000        34,270
Amgen Inc. (1)                                                                                              500,000        32,075
HCA Inc.                                                                                                    750,000        29,970
Becton, Dickinson and Co.                                                                                   293,400        16,665
                                                                                                                        1,978,491

INDUSTRIALS -- 9.84%
General Electric Co.                                                                                      6,305,000       230,133
Tyco International Ltd.                                                                                   5,800,000       207,292
United Technologies Corp.                                                                                 1,637,100       169,194
Norfolk Southern Corp.                                                                                    3,551,200       128,518
Lockheed Martin Corp.                                                                                     2,050,000       113,878
Avery Dennison Corp.                                                                                      1,590,000        95,352
General Dynamics Corp.                                                                                      900,000        94,140
Allied Waste Industries, Inc. (1)                                                                         9,421,800        87,434
ServiceMaster Co.                                                                                         5,320,000        73,363
Pitney Bowes Inc.                                                                                         1,552,200        71,836
IKON Office Solutions, Inc.                                                                               5,885,000        68,031
Northrop Grumman Corp.                                                                                    1,092,836        59,407
Asahi Glass Co., Ltd.                                                                                     4,900,000        53,893
Ingersoll-Rand Co. Ltd., Class A                                                                            645,000        51,794
Burlington Northern Santa Fe Corp.                                                                        1,000,000        47,310
Deere & Co.                                                                                                 500,000        37,200
Caterpillar Inc.                                                                                            375,000        36,566
Waste Management, Inc.                                                                                    1,000,000        29,940
Robert Half International Inc.                                                                            1,000,000        29,430
Southwest Airlines Co.                                                                                    1,650,000        26,862
Emerson Electric Co.                                                                                        375,000        26,288
Union Pacific Corp.                                                                                         150,000        10,088
United Parcel Service, Inc., Class B                                                                        100,000         8,546
                                                                                                                        1,756,495


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

ENERGY -- 6.84%
Royal Dutch Petroleum Co. (New York registered)                                                           2,850,000   $   163,533
"Shell" Transport and Trading Co., PLC (ADR)                                                                568,900        29,241
"Shell" Transport and Trading Company, PLC                                                                  486,600         4,140
Marathon Oil Corp.                                                                                        4,730,000       177,895
Petro-Canada                                                                                              2,860,000       145,789
Devon Energy Corp.                                                                                        3,740,000       145,561
ChevronTexaco Corp.                                                                                       2,463,200       129,343
Schlumberger Ltd.                                                                                         1,570,000       105,112
Exxon Mobil Corp.                                                                                         1,700,000        87,142
Husky Energy Inc.                                                                                         2,742,800        78,284
Transocean Inc. (1)                                                                                       1,000,000        42,390
Sunoco, Inc.                                                                                                500,000        40,855
Unocal Corp.                                                                                                800,000        34,592
ConocoPhillips                                                                                              254,896        22,133
Halliburton Co.                                                                                             390,000        15,304
                                                                                                                        1,221,314

CONSUMER STAPLES -- 6.67%
Altria Group, Inc.                                                                                        2,925,000       178,718
Walgreen Co.                                                                                              3,900,000       149,643
Coca-Cola Co.                                                                                             3,275,000       136,338
Avon Products, Inc.                                                                                       2,850,000       110,295
Wal-Mart Stores, Inc.                                                                                     1,850,000        97,717
Anheuser-Busch Companies, Inc.                                                                            1,725,000        87,509
Sara Lee Corp.                                                                                            3,600,000        86,904
PepsiCo, Inc.                                                                                             1,130,000        58,986
Procter & Gamble Co.                                                                                        850,000        46,818
Del Monte Foods Co. (1)                                                                                   4,134,476        45,562
General Mills, Inc.                                                                                         800,000        39,768
Energizer Holdings, Inc. (1)                                                                                800,100        39,757
Albertson's, Inc.                                                                                         1,640,000        39,163
Unilever NV (New York registered)                                                                           500,000        33,355
H.J. Heinz Co.                                                                                              560,000        21,834
Kimberly-Clark Corp.                                                                                        280,000        18,427
                                                                                                                        1,190,794

MATERIALS -- 3.43%
International Paper Co.                                                                                   2,350,000        98,700
Air Products and Chemicals, Inc.                                                                          1,310,000        75,941
Rio Tinto PLC                                                                                             2,470,000        72,561
Dow Chemical Co.                                                                                          1,293,000        64,016
Phelps Dodge Corp.                                                                                          450,000        44,514
Bowater Inc.                                                                                                945,000        41,552
Rohm and Haas Co.                                                                                           900,000        39,807
Weyerhaeuser Co.                                                                                            525,000        35,291
Lyondell Chemical Co. (1)                                                                                 1,140,000        32,969
Sonoco Products Co.                                                                                       1,100,000        32,615
Crown Holdings, Inc. (1)                                                                                  1,300,000        17,862
Packaging Corp. of America                                                                                  750,000        17,663
Georgia-Pacific Corp., Georgia-Pacific Group                                                                439,660        16,478
Temple-Inland Inc.                                                                                          200,000        13,680
MeadWestvaco Corp.                                                                                          258,200         8,750
                                                                                                                          612,399


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

TELECOMMUNICATION SERVICES -- 2.31%
BellSouth Corp.                                                                                           5,162,700 $     143,471
AT&T Corp.                                                                                                4,019,000        76,602
Sprint Corp. -- FON Group                                                                                  3,000,000        74,550
Verizon Communications Inc.                                                                               1,500,000        60,765
Telephone and Data Systems, Inc.                                                                            500,000        38,475
SBC Communications Inc.                                                                                     740,000        19,070
                                                                                                                          412,933

UTILITIES -- 1.29%
Duke Energy Corp.                                                                                         2,815,000        71,304
Exelon Corp.                                                                                              1,185,000        52,223
Dominion Resources, Inc.                                                                                    700,000        47,418
FirstEnergy Corp.                                                                                           650,000        25,682
FPL Group, Inc.                                                                                             300,000        22,425
American Electric Power Co., Inc.                                                                           345,900        11,878
                                                                                                                          230,930

MISCELLANEOUS -- 4.62%
Other common stocks in initial period of acquisition                                                                      824,510


Total common stocks (cost: $12,170,882,000)                                                                            15,056,404



Rights & warrants -- 0.00%

INFORMATION TECHNOLOGY -- 0.00%
Lucent Technologies Inc., warrants, expire 2007 (1)                                                         101,432           160


Total rights & warrants (cost: $149,000)                                                                                      160



Convertible securities -- 0.94%                                                                     Principal amount

INFORMATION TECHNOLOGY -- 0.56%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                    $  90,123,000       100,712


MATERIALS -- 0.28%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred (2)                                          50,000        48,938


FINANCIALS -- 0.10%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                         780,000,000        18,050


Total convertible securities (cost: $152,976,000)                                                                         167,700



                                                                                                  Principal amount   Market value
Short-term securities -- 15.04%                                                                                (000)         (000)

Clipper Receivables Co., LLC 2.25%-2.33% due 1/31-2/10/2005 (2)                                            $179,800    $  179,386
Federal Home Loan Bank 2.07%-2.355% due 1/12-3/4/2005                                                       159,350       158,935
Bank of America Corp. 2.00%-2.37% due 1/18-2/25/2005                                                        120,000       119,673
Ranger Funding Co. LLC 2.22% due 1/13/2005 (2)                                                               31,300        31,275
Pfizer Inc 2.01%-2.31% due 1/4-2/8/2005 (2)                                                                 134,730       134,505
Gannett Co. 2.06%-2.25% due 1/13-1/24/2005 (2)                                                              127,700       127,553
Variable Funding Capital Corp. 2.08%-2.33 due 1/10-2/3/2005 (2)                                             120,000       119,813
Procter & Gamble Co. 2.00%-2.27% due 1/18-2/16/2005 (2)                                                     118,140       117,923
U.S. Treasury Bills 2.03%-2.04% due 1/6-2/3/2005                                                            115,600       115,461
Freddie Mac 1.99%-2.27% due 1/10-2/2/2005                                                                   112,200       112,060
Triple-A One Funding Corp. 2.08%-2.33% due 1/6-2/3/2005 (2)                                                 102,090       101,981
Eli Lilly and Co. 2.01%-2.27% due 1/13-2/1/2005 (2)                                                         100,000        99,851
FCAR Owner Trust I 2.19%-2.30% due 1/21-2/11/2005                                                            95,000        94,794
Ciesco LLC 2.17% due 1/14/2005 (2)                                                                           50,000        49,958
CAFCO, LLC 2.25%-2.36% due 1/4-2/22/2005 (2)                                                                 44,000        43,887
Private Export Funding Corp. 2.07%-2.26% due 1/18-2/14/2005 (2)                                              93,900        93,679
SBC Communications Inc. 2.15%-2.35% due 1/6-3/7/2005 (2)                                                     82,800        82,680
BellSouth Corp. 2.20%-2.28% due 1/14-1/31/2005 (2)                                                           79,100        78,972
Wells Fargo & Co. 2.03%-2.27% due 1/12-1/27/2005                                                             78,000        77,998
Coca-Cola Co. 2.20%-2.28 due 2/7-2/18/2005                                                                   77,100        76,880
J.P. Morgan Chase & Co. 2.33% due 2/15/2005                                                                  50,000        49,851
Park Avenue Receivables Co., LLC 2.23% due 1/5/2005 (2)                                                      25,589        25,581
Caterpillar Financial Services Corp. 2.05%-2.33% due 1/4-2/14/2005                                           75,000        74,913
Anheuser-Busch Cos. Inc. 2.00%-2.36% due 1/19-3/8/2005 (2)                                                   71,840        71,591
IBM Capital Inc. 1.96%-2.30% due 1/7-1/27/2005 (2)                                                           56,297        56,224
IBM Corp. 2.20% due 2/2/2005                                                                                 11,400        11,377
Three Pillars Funding, LLC 2.02%-2.24%due 1/3-1/20/2005 (2)                                                  65,000        64,956
Household Finance Corp. 2.18%-2.25% due 1/20-2/1/2005                                                        65,000        64,897
PepsiCo Inc. 2.20%-2.24% due 1/26-1/31/2005 (2)                                                              45,100        45,021
New Center Asset Trust Plus 2.10%-2.27% due 1/7-2/1/2005                                                     45,000        44,941
Edison Asset Securitization, LLC 2.33% due 2/10/2005 (2)                                                     37,086        36,988
United Parcel Service Inc. 2.27% due 2/3-2/8/2005                                                            35,000        34,918
Harley-Davidson Funding Corp. 2.30% due 2/9-2/17/2005 (2)                                                    26,100        26,027
Exxon Asset Management Co. 2.28% due 1/27/2005 (2)                                                           25,000        24,957
Netjets Inc. 2.27% due 2/16/2005 (2)                                                                         20,000        19,939
Colgate-Palmolive Co. 2.24% due 1/19/2005 (2)                                                                10,000         9,988
International Bank for Reconstruction and Development 2.26% due 3/1/2005                                      6,600         6,576

Total short-term securities (cost: $2,686,042,000)                                                                      2,686,009


Total investment securities (cost: $15,010,049,000)                                                                    17,910,273
Other assets less liabilities                                                                                             (54,865)

Net assets                                                                                                            $17,855,408




"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.


(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,691,673,000, which represented 9.47% of the net assets of the fund.


ADR = American Depositary Receipts





ASSET ALLOCATION FUND

Investment portfolio
December 31, 2004

                                                                                                                        Market value
Common stocks -- 68.15%                                                                                       Shares         (000)

FINANCIALS -- 12.58%
J.P. Morgan Chase & Co.                                                                                   2,424,000     $  94,560
Bank of America Corp.                                                                                     1,906,360        89,580
Fannie Mae                                                                                                1,100,000        78,331
Citigroup Inc.                                                                                            1,550,000        74,679
Freddie Mac                                                                                                 800,000        58,960
Societe Generale                                                                                            465,000        46,888
American International Group, Inc.                                                                          675,000        44,327
Genworth Financial, Inc., Class A                                                                         1,200,000        32,400
Allstate Corp.                                                                                              540,000        27,929
AFLAC Inc.                                                                                                  700,000        27,888
HSBC Holdings PLC (ADR)                                                                                     300,000        25,542
                                                                                                                          601,084

ENERGY -- 8.42%
ChevronTexaco Corp.                                                                                       1,750,000        91,892
Schlumberger Ltd.                                                                                         1,100,000        73,645
Royal Dutch Petroleum Co. (New York registered)                                                           1,200,000        68,856
Suncor Energy Inc.                                                                                        1,750,000        61,833
Petro-Canada                                                                                              1,100,000        56,073
Marathon Oil Corp.                                                                                        1,325,000        49,833
                                                                                                                          402,132

CONSUMER DISCRETIONARY -- 8.41%
Carnival Corp., units                                                                                     1,760,000       101,429
Lowe's Companies, Inc.                                                                                    1,000,000        57,590
Time Warner Inc. (1)                                                                                      2,800,000        54,432
Target Corp.                                                                                                750,000        38,948
Genuine Parts Co.                                                                                           795,000        35,028
Kohl's Corp. (1)                                                                                            700,000        34,419
Jones Apparel Group, Inc.                                                                                   750,000        27,427
Toyota Motor Corp.                                                                                          600,000        24,353
Magna International Inc., Class A                                                                           220,000        18,161
Limited Brands, Inc.                                                                                        423,127         9,740
                                                                                                                          401,527

CONSUMER STAPLES -- 6.86%
Walgreen Co.                                                                                              2,150,000        82,495
Altria Group, Inc.                                                                                        1,300,000        79,430
Unilever NV (New York registered)                                                                           950,000        63,374


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

CONSUMER STAPLES (continued)
PepsiCo, Inc.                                                                                               600,000     $  31,320
General Mills, Inc.                                                                                         600,000        29,826
Anheuser-Busch Companies, Inc.                                                                              550,000        27,902
Sara Lee Corp.                                                                                              550,000        13,277
                                                                                                                          327,624

INFORMATION TECHNOLOGY -- 6.73%
Microsoft Corp.                                                                                           3,000,000        80,130
Hewlett-Packard Co.                                                                                       1,800,000        37,746
Automatic Data Processing, Inc.                                                                             850,000        37,698
International Business Machines Corp.                                                                       300,000        29,574
Avnet, Inc. (1)                                                                                           1,400,000        25,536
Xilinx, Inc.                                                                                                800,000        23,720
Advanced Micro Devices, Inc. (1)                                                                          1,000,000        22,020
Cisco Systems, Inc. (1)                                                                                   1,000,000        19,300
Texas Instruments Inc.                                                                                      773,700        19,048
Micron Technology, Inc. (1)                                                                               1,500,000        18,525
Ceridian Corp. (1)                                                                                          457,000         8,354
                                                                                                                          321,651

INDUSTRIALS -- 6.56%
General Electric Co.                                                                                      2,300,000        83,950
Pitney Bowes Inc.                                                                                           900,000        41,652
Boeing Co.                                                                                                  800,000        41,416
Raytheon Co.                                                                                              1,040,000        40,383
Lockheed Martin Corp.                                                                                       700,000        38,885
Deere & Co.                                                                                                 500,000        37,200
United Technologies Corp.                                                                                   275,000        28,421
DigitalGlobe, Inc. (1),(2),(3)                                                                            1,225,858         1,226
Delta Air Lines, Inc. (1),(2),(3)                                                                            48,101           306
                                                                                                                          313,439

HEALTH CARE -- 6.44%
Bristol-Myers Squibb Co.                                                                                  2,600,000        66,612
Medtronic, Inc.                                                                                           1,282,700        63,712
Eli Lilly and Co.                                                                                           975,000        55,331
Cardinal Health, Inc.                                                                                       600,000        34,890
AstraZeneca PLC (ADR)                                                                                       700,000        25,473
AstraZeneca PLC (Sweden)                                                                                    106,000         3,846
Sanofi-Aventis                                                                                              360,000        28,670
Schering-Plough Corp.                                                                                       800,000        16,704
CIGNA Corp.                                                                                                 150,000        12,236
                                                                                                                          307,474

TELECOMMUNICATION SERVICES -- 5.92%
Verizon Communications Inc.                                                                               1,200,000        48,612
France Telecom, SA                                                                                        1,300,000        42,891
CenturyTel, Inc.                                                                                          1,200,000        42,564
Sprint Corp. -- FON Group                                                                                 1,500,000        37,275
BellSouth Corp.                                                                                           1,290,000        35,849
Telephone and Data Systems, Inc.                                                                            325,000        25,009
AT&T Corp.                                                                                                1,290,000        24,587
ALLTEL Corp.                                                                                                375,000        22,035
NTELOS Inc. (1),(2),(3)                                                                                     107,737         3,938
COLT Telecom Group PLC (ADR) (1)                                                                             38,400           141
                                                                                                                          282,901


                                                                                                                     Market value
Common stocks                                                                                                Shares         (000)

MATERIALS -- 3.83%
Alcan Inc.                                                                                                  875,000  $     42,910
Dow Chemical Co.                                                                                            825,000        40,846
Alcoa Inc.                                                                                                1,100,000        34,562
Rio Tinto PLC                                                                                             1,100,000        32,314
Weyerhaeuser Co.                                                                                            480,000        32,266
                                                                                                                          182,898

UTILITIES -- 0.42%
Duke Energy Corp.                                                                                           500,000        12,665
American Electric Power Co., Inc.                                                                           220,000         7,555
                                                                                                                           20,220

MISCELLANEOUS -- 1.98%
Other common stocks in initial period of acquisition                                                                       94,346


Total common stocks (cost: $2,727,583,000)                                                                              3,255,296


Preferred stocks -- 0.19%

FINANCIALS -- 0.19%
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated) (2),(4)                  2,250,000         2,550
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (2)                              250,000           293
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred (undated) (2),(4)                2,000,000         2,339
Fannie Mae, Series O, 7.00% preferred 2007 (1),(2)                                                           40,000         2,240
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                   60,000         1,668
                                                                                                                            9,090

TELECOMMUNICATION SERVICES -- 0.00%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009 (3)                                       516           232


Total preferred stocks (cost: $8,728,000)                                                                                   9,322


Rights & warrants -- 0.00%

TELECOMMUNICATION SERVICES -- 0.00%
American Tower Corp., warrants, expire 2008 (1),(2)                                                             500           115
GT Group Telecom Inc., warrants, expire 2010 (1),(2),(3)                                                      2,250            --

Total rights & warrants (cost: $117,000)                                                                                      115


Convertible securities -- 0.02%

CONSUMER DISCRETIONARY -- 0.02%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                            14,100           744


Total convertible securities (cost: $705,000)                                                                                 744


                                                                                                   Principal amount     Market value
Bonds & notes -- 20.96%                                                                                        (000)         (000)

CONSUMER DISCRETIONARY -- 3.70%
Ford Motor Credit Co. 7.375% 2009                                                                            $2,000        $2,160
Ford Motor Credit Co. 7.875% 2010                                                                             6,325         6,976
Ford Motor Credit Co. 7.375% 2011                                                                             4,000         4,316
General Motors Acceptance Corp. 6.875% 2011                                                                   5,000         5,131
General Motors Acceptance Corp. 7.25% 2011                                                                    5,000         5,241
Cox Communications, Inc. 7.875% 2009                                                                          4,000         4,544
Cox Communications, Inc. 5.45% 2014 (2)                                                                       2,000         2,004
Viacom Inc. 7.70% 2010                                                                                        2,000         2,343
Viacom Inc. 6.625% 2011                                                                                       3,000         3,373
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                        2,000         2,081
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                        2,000         2,228
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                        1,000         1,155
Six Flags, Inc. 9.50% 2009                                                                                    1,000         1,045
Six Flags, Inc. 8.875% 2010                                                                                   1,450         1,475
Six Flags, Inc. 9.75% 2013                                                                                    1,375         1,402
Six Flags, Inc. 9.625% 2014                                                                                   1,000         1,010
Toll Brothers, Inc. 4.95% 2014                                                                                5,000         4,904
AOL Time Warner Inc. 6.875% 2012                                                                              4,000         4,562
Comcast Cable Communications, Inc. 6.875% 2009                                                                4,000         4,448
Young Broadcasting Inc. 8.50% 2008                                                                            1,250         1,344
Young Broadcasting Inc. 10.00% 2011                                                                           2,867         3,075
LBI Media, Inc. 10.125% 2012                                                                                  3,900         4,373
Clear Channel Communications, Inc. 6.625% 2008                                                                3,000         3,209
Clear Channel Communications, Inc. 5.75% 2013                                                                 1,000         1,035
Quebecor Media Inc. 11.125% 2011                                                                              1,575         1,807
Sun Media Corp. 7.625% 2013                                                                                   2,000         2,192
Cinemark USA, Inc. 9.00% 2013                                                                                 2,750         3,152
Cinemark, Inc. 0%/9.75% 2014 (5)                                                                              1,000           760
Telenet Communications NV 9.00% 2013                                                                    (euro)1,900         2,882
Telenet Group Holding NV 0%/11.50% 2014 (2),(5)                                                              $1,290           987
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 10.75% 2009            1,600         1,464
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                              2,025         2,157
Antenna TV SA 9.75% 2008                                                                                (euro)2,500         3,538
Liberty Media Corp. 7.875% 2009                                                                              $3,000         3,347
Stoneridge, Inc. 11.50% 2012                                                                                  2,850         3,327
Carnival Corp. 6.15% 2008                                                                                     3,000         3,216
Carmike Cinemas, Inc. 7.50% 2014                                                                              3,000         3,086
Pulte Homes, Inc. 4.875% 2009                                                                                 3,000         3,043
CanWest Media Inc. 8.00% 2012 (2)                                                                             2,687         2,895
Kabel Deutschland GmbH 10.625% 2014 (2)                                                                       2,475         2,859
William Lyon Homes, Inc. 10.75% 2013                                                                          2,500         2,822
Technical Olympic USA, Inc. 10.375% 2012                                                                      2,500         2,812
May Department Stores Co. 4.80% 2009                                                                          2,500         2,545
Payless ShoeSource, Inc. 8.25% 2013                                                                           2,225         2,283
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                            2,250         2,270
Gray Communications Systems, Inc. 9.25% 2011                                                                  2,000         2,250
Dillard's, Inc. 6.69% 2007                                                                                    1,090         1,147
Dillard's, Inc. 6.30% 2008                                                                                    1,049         1,086
K. Hovnanian Enterprises, Inc. 8.875% 2012                                                                      780           866
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                                     1,250         1,356
Fisher Communications, Inc. 8.625% 2014 (2)                                                                   2,000         2,170
AMC Entertainment Inc. 9.50% 2011                                                                             1,080         1,122
AMC Entertainment Inc. 9.875% 2012                                                                              500           548
AMC Entertainment Inc. 8.00% 2014                                                                               500           500
Buffets, Inc. 11.25% 2010                                                                                     2,000         2,150
Radio One, Inc., Series B, 8.875% 2011                                                                        1,935         2,116

                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

CONSUMER DISCRETIONARY (continued)
Hyatt Equities, LLC 6.875% 2007 (2)                                                                          $2,000    $    2,105
NTL Cable PLC 8.75% 2014 (2)                                                                                  1,750         1,982
Univision Communications Inc. 2.875% 2006                                                                     2,000         1,974
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                                1,750         1,912
Dex Media, Inc., Series B, 8.00% 2013                                                                         1,750         1,903
Blockbuster Inc. 9.00% 2012 (2)                                                                               1,825         1,811
NextMedia Operating, Inc. 10.75% 2011                                                                         1,600         1,800
Sealy Mattress Co. 8.25% 2014                                                                                 1,650         1,757
Riddell Bell Holdings, Inc. 8.375% 2012 (2)                                                                   1,675         1,742
Beazer Homes USA, Inc. 8.375% 2012                                                                            1,500         1,658
Bombardier Recreational Products Inc. 8.375% 2013                                                             1,450         1,555
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                                 1,500         1,541
Saks Inc. 7.50% 2010                                                                                            825           883
Saks Inc. 9.875% 2011                                                                                           550           655
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014 (2)                          1,575         1,532
WCI Communities, Inc. 10.625% 2011                                                                              775           864
WCI Communities, Inc. 9.125% 2012                                                                               500           558
Toys "R" Us, Inc. 7.875% 2013                                                                                 1,380         1,377
Lighthouse International Co. SA 8.00% 2014                                                               (euro) 975         1,367
Warner Music Group 7.375% 2014 (2)                                                                           $1,250         1,288
Gaylord Entertainment Co. 8.00% 2013                                                                          1,185         1,286
Boyd Gaming Corp. 7.75% 2012                                                                                  1,000         1,096
Jostens IH Corp. 7.625% 2012 (2)                                                                              1,000         1,045
Argosy Gaming Co. 7.00% 2014                                                                                    380           422
Visteon Corp. 7.00% 2014                                                                                        330           317
PETCO Animal Supplies, Inc. 10.75% 2011                                                                         250           294
                                                                                                                          176,913

MORTGAGE-BACKED OBLIGATIONS6-- 3.45%
Fannie Mae 7.00% 2009                                                                                           112           119
Fannie Mae 6.00% 2013                                                                                         1,165         1,224
Fannie Mae 6.00% 2016                                                                                           683           716
Fannie Mae 5.50% 2017                                                                                         4,704         4,873
Fannie Mae 6.50% 2032                                                                                           560           588
Fannie Mae 7.00% 2032                                                                                           983         1,043
Fannie Mae 5.50% 2033                                                                                         9,560         9,716
Fannie Mae 6.50% 2033                                                                                         6,552         6,877
Fannie Mae 6.00% 2035                                                                                         5,000         5,168
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                            1,823         1,923
Freddie Mac 6.50% 2016                                                                                        2,112         2,238
Freddie Mac 5.00% 2018                                                                                        4,013         4,087
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                              2,064         2,202
Freddie Mac 5.00% 2033                                                                                        4,328         4,310
Freddie Mac 6.00% 2033                                                                                        5,491         5,676
Freddie Mac 6.00% 2033                                                                                        5,000         5,168
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.791% 2034 (4)                     3,265         3,284
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034                            4,480         4,597
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                            2,165         2,303
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                             8,000         8,798
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.784% 2033 (4)                                   1,498         1,492
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.26% 2034 (4)                                  9,535         9,649
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033 (4)                    1,555         1,530
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033 (4)                       3,058         3,028
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.669% 2034 (4)                     5,663         5,648
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.139% 2033 (4)                                            910           904
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.334% 2034 (4)                                            4,645         4,628


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

MORTGAGE-BACKED OBLIGATIONS6 (continued)
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.052% 2034 (4)                                      $  3,650    $    3,656
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033                              1,000         1,115
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                            5,000         5,510
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.078% 2016 (2),(4)                                2,904         2,919
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                        3,000         3,231
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A, 5.00% 2034                         6,183         6,145
Government National Mortgage Assn. 8.00% 2020                                                                    76            82
Government National Mortgage Assn. 8.50% 2021                                                                   143           157
Government National Mortgage Assn. 7.00% 2022                                                                   217           232
Government National Mortgage Assn. 7.00% 2022                                                                   159           170
Government National Mortgage Assn. 8.00% 2022                                                                   163           178
Government National Mortgage Assn. 8.50% 2023                                                                   126           138
Government National Mortgage Assn. 7.00% 2024                                                                   795           851
Government National Mortgage Assn. 7.50% 2029                                                                   547           591
Government National Mortgage Assn. 7.50% 2029                                                                   242           261
Government National Mortgage Assn. 8.00% 2030                                                                   281           307
Government National Mortgage Assn. 8.00% 2030                                                                   134           146
Government National Mortgage Assn. 6.50% 2031                                                                   356           377
Government National Mortgage Assn. 6.50% 2032                                                                   514           544
Government National Mortgage Assn. 6.50% 2032                                                                   350           370
Government National Mortgage Assn. 6.00% 2033                                                                 1,360         1,408
Greenwich Capital Commercial Funding Corp., Commercial Mortgage Trust, Series 2002-C1, Class A-2, 4.112% 2017 5,777         5,798
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031                                        5,000         5,343
Merrill Lynch Mortgage Investors, Inc., Series 2002-MW1, Class A-3, 5.403% 2034                               4,000         4,217
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033 (4)                        2,608         2,610
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033 (4)                        1,236         1,230
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A-3, 6.269% 2035                                  3,338         3,682
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041                                   2,500         2,501
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                                   1,838         1,995
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034 (2)                                                  1,945         1,937
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class H, 3.948% 2016 (2),(4)               1,500         1,508
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                             1,300         1,494
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036                               1,000         1,141
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.551% 2027 (2),(4)                                995         1,060
                                                                                                                          164,693

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS -- 2.31%
U.S. Treasury Obligations 6.50% 2005                                                                         20,000        20,292
U.S. Treasury Obligations 7.00% 2006                                                                         25,000        26,508
U.S. Treasury Obligations 3.375% 2007 (7)                                                                    18,071        19,142
U.S. Treasury Obligations 2.625% 2008                                                                         5,000         4,888
U.S. Treasury Obligations 3.375% 2008                                                                         6,500         6,483
U.S. Treasury Obligations 3.625% 2008 (7)                                                                     5,907         6,438
U.S. Treasury Obligations 5.75% 2010                                                                          5,000         5,505
U.S. Treasury Obligations 11.75% 2010                                                                           500           506
U.S. Treasury Obligations 7.25% 2016                                                                          2,000         2,502
U.S. Treasury Obligations 9.250% 2016                                                                        12,500        17,842
                                                                                                                          110,106

FINANCIALS -- 2.03%
Prudential Financial, Inc. 4.104% 2006                                                                        2,000         2,023
PRICOA Global Funding I, Series 2004-4, 4.35% 2008 (2)                                                        3,000         3,047
Prudential Holdings, LLC, Series C, 8.695% 2023 (2),(6)                                                       3,000         3,819
CIT Group Inc. 6.875% 2009                                                                                    5,000         5,561
Household Finance Corp. 7.875% 2007                                                                           4,500         4,899
ACE INA Holdings Inc. 5.875% 2014                                                                             2,000         2,053


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

FINANCIALS (continued)
ACE Capital Trust II 9.70% 2030                                                                              $2,000      $  2,665
Allstate Financial Global Funding LLC 4.25% 2008 (2)                                                          2,000         2,025
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                                 2,000         2,039
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006 (2)                                             2,000         2,057
Transamerica Corp. 9.375% 2008                                                                                1,600         1,853
International Lease Finance Corp. 4.35% 2008                                                                  1,500         1,517
International Lease Finance Corp. 4.50% 2008                                                                  2,000         2,027
SLM Corp., Series A, 3.625% 2008                                                                              2,500         2,490
SLM Corp., Series A, 3.95% 2008                                                                               1,000         1,002
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010 (2)               3,500         3,466
United Dominion Realty Trust, Inc. 6.50% 2009                                                                 3,000         3,242
Colonial Realty LP 6.25% 2014                                                                                 3,000         3,159
Washington Mutual, Inc. 7.50% 2006                                                                            1,500         1,594
Washington Mutual, Inc. 4.20% 2010                                                                            1,500         1,496
Mangrove Bay Pass Through Trust 6.102% 2033 (2),(4),(6)                                                       3,100         3,086
Developers Diversified Realty Corp. 3.875% 2009                                                               3,000         2,947
FelCor Lodging LP 9.00% 2011 (4)                                                                              2,072         2,357
EOP Operating LP 7.75% 2007                                                                                   1,000         1,104
EOP Operating LP 7.25% 2018                                                                                   1,000         1,157
CNA Financial Corp. 7.25% 2023                                                                                2,050         2,220
Host Marriott, LP, Series E, 8.375% 2006                                                                        400           420
Host Marriott, LP, Series G, 9.25% 2007                                                                       1,250         1,400
Host Marriott, LP, Series I, 9.50% 2007                                                                         350           385
Capital One Financial Corp. 7.125% 2008                                                                       2,000         2,192
National Westminster Bank PLC 7.75% (undated) (4)                                                             2,000         2,190
LaBranche & Co Inc. 11.00% 2012                                                                               2,000         2,160
Genworth Financial, Inc. 4.75% 2009                                                                           2,065         2,116
HBOS PLC 5.375% (undated) (2)                                                                                 2,000         2,054
Principal Life Global Funding I 4.40% 2010 (2)                                                                2,000         1,998
Travelers Property Casualty Corp. 3.75% 2008                                                                  2,000         1,982
ING Security Life Institutional Funding 2.70% 2007 (2)                                                        2,000         1,963
Hartford Financial Services Group, Inc. 4.75% 2014                                                            2,000         1,952
Fairfax Financial Holdings Ltd. 7.75% 2012                                                                    1,800         1,845
Rouse Co. 7.20% 2012                                                                                          1,500         1,624
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (2)                                           1,500         1,560
Assurant, Inc. 5.625% 2014                                                                                    1,500         1,552
MetLife, Inc. 3.911% 2005                                                                                     1,505         1,512
Hospitality Properties Trust 6.75% 2013                                                                       1,000         1,106
Federal Realty Investment Trust 6.125% 2007                                                                   1,000         1,055
ERP Operating LP 4.75% 2009                                                                                   1,000         1,022
Abbey National PLC 6.70% (undated) (4)                                                                           15            16
                                                                                                                           97,009

ASSET-BACKED OBLIGATIONS6 -- 1.75%
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2, 2.64% 2035 (4)                       8,390         8,384
Origen Manufactured Housing Contract Trust, Series 2001-A, Class A-5, 7.08% 2032                              5,000         5,293
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035                              1,800         1,762
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009 (2)                            1,544         1,527
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011 (2)                            4,000         3,992
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 3.168% 2033 (4)                               5,000         5,027
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.038% 2035 (4)                                            5,000         5,026
Structured Asset Securities Corp., Series 2004-S2, Class A-3, 2.888% 2034 (4)                                 5,000         5,003
Metris Master Trust, Series 2001-2, Class A, 2.73% 2009 (4)                                                   5,000         4,991
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                          3,000         2,963
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033                         2,000         2,006
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 2.71% 2019 (2),(4)                               4,667         4,667

                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

ASSET-BACKED OBLIGATIONS6 (continued)
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008 (2)                          $2,250      $  2,219
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008 (2)                           1,910         1,907
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016                                3,634         3,761
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                                        3,000         3,090
Hyundai Auto Receivables Trust, Series 2001-A, Class C, 5.57% 2006 (2)                                        3,000         3,012
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 3.018% 2024 (4)                                     2,500         2,504
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010                 2,500         2,504
Impac CMB Trust, Series 2004-6, Class 1-A-1, 2.818% 2034 (4)                                                  2,357         2,357
First Investors Auto Owners Trust, Series 2002-A, Class A, MBIA insured, 3.46% 2008 (2)                         479           479
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011 (2)                       1,813         1,798
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009 (2)                   2,259         2,259
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                   1,969         1,977
Providian Master Trust, Series 2000-1, Class C, 3.568% 2009 (2),(4)                                           1,500         1,497
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007 (2)          1,000         1,045
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
     Series 1997-1, Class A-6, 6.38% 2008                                                                       831           857
NextCard Credit Card Master Note Trust, Series 2000-1, Class B, 3.203% 2006 (2),(4)                             661           663
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (2),(3),(8)                                                 5,000           469
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012 (2)                        376           377
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (2)                                    259           259
                                                                                                                           83,675

TELECOMMUNICATION SERVICES -- 1.68%
Sprint Capital Corp. 7.625% 2011                                                                              3,750         4,359
Sprint Capital Corp. 6.90% 2019                                                                               3,000         3,364
Qwest Capital Funding, Inc. 7.75% 2006                                                                        1,000         1,058
Qwest Services Corp. 13.50% 2010 (2)                                                                          3,925         4,739
Qwest Capital Funding, Inc. 7.25% 2011                                                                          725           714
Deutsche Telekom International Finance BV 8.50% 2010 (4)                                                      5,000         5,964
Crown Castle International Corp. 9.375% 2011                                                                    250           281
Crown Castle International Corp. 7.50% 2013                                                                   3,000         3,240
Crown Castle International Corp., Series B, 7.50% 2013                                                        2,200         2,376
American Tower Corp. 7.125% 2012 (2)                                                                          5,020         5,158
American Tower Corp. 7.50% 2012                                                                                 250           264
Koninklijke KPN NV 8.00% 2010                                                                                 4,000         4,727
SBC Communications Inc. 4.125% 2009                                                                           2,250         2,248
SBC Communications Inc. 5.10% 2014                                                                            2,250         2,275
British Telecommunications PLC 8.375% 2010 (4)                                                                3,500         4,208
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                               4,000         4,145
France Telecom 8.50% 2011 (4)                                                                                 3,000         3,583
Vodafone Group PLC 7.75% 2010                                                                                 3,000         3,485
American Cellular Corp., Series B, 10.00% 2011                                                                2,250         1,941
Dobson Cellular Systems, Inc. 9.875% 2012 (2)                                                                 1,250         1,237
BellSouth Corp. 4.20% 2009                                                                                    3,000         3,011
PCCW-HKT Capital Ltd. 8.00% 2011 (2),(4)                                                                      2,550         2,988
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                        1,475         1,663
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.625% 2014 (4)                                                  1,225         1,265
Western Wireless Corp. 9.25% 2013                                                                             2,450         2,677
AT&T Corp. 9.05% 2011 (4)                                                                                     1,450         1,677
Triton PCS, Inc. 8.75% 2011                                                                                     825           656
Triton PCS, Inc. 9.375% 2011                                                                                  1,250         1,006
Nextel Partners, Inc. 8.125% 2011                                                                             1,155         1,288
SBA Communications Corp. 8.50% 2012 (2)                                                                       1,225         1,256
SpectraSite, Inc. 8.25% 2010                                                                                  1,075         1,153
Nextel Communications, Inc. 6.875% 2013                                                                       1,000         1,090
FairPoint Communications, Inc. 11.875% 2010                                                                     750           881
Cincinnati Bell Inc. 7.25% 2013                                                                                 250           258
                                                                                                                           80,235

                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

INDUSTRIALS -- 1.49%
Northwest Airlines, Inc. 8.875% 2006                                                                         $1,000     $     965
Northwest Airlines, Inc. 9.875% 2007                                                                          1,675         1,520
Northwest Airlines, Inc. 10.00% 2009                                                                          1,075           911
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020 (6)                                             1,870         1,933
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (2),(6)                                       3,979         4,322
Terex Corp., Class B, 10.375% 2011                                                                            2,350         2,644
Terex Corp. 7.375% 2014                                                                                       1,500         1,616
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005                                              1,500         1,413
Continental Airlines, Inc., Series 1996-2, Class C, 10.22% 2016 (6)                                           1,530         1,151
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017 (6)                                           1,949         1,647
Jacuzzi Brands, Inc. 9.625% 2010                                                                              3,750         4,181
Tyco International Group SA 6.125% 2008                                                                       2,000         2,157
Tyco International Group SA 6.375% 2011                                                                       1,500         1,658
Cendant Corp. 6.875% 2006                                                                                     1,000         1,052
Cendant Corp. 6.25% 2008                                                                                      2,000         2,136
Allied Waste North America, Inc. 8.50% 2008                                                                     875           932
Allied Waste North America, Inc., Series B, 8.875% 2008                                                         750           806
Allied Waste North America, Inc., Series B, 5.75% 2011                                                          750           709
Allied Waste North America, Inc., Series B, 6.125% 2014                                                         750           709
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                       3,071         3,098
Raytheon Co. 4.85% 2011                                                                                       3,000         3,078
Bombardier Inc. 6.30% 2014 (2)                                                                                3,500         3,054
Delta Air Lines, Inc. 8.00% 2007 (2)                                                                          1,185           880
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014 (6)                                                         1,000           550
Delta Air Lines, Inc., Series 1993-A2, 10.50% 2016 (6)                                                        2,000         1,280
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012 (2)                                             2,500         2,700
United Rentals (North America), Inc., Series B, 6.50% 2012                                                    1,750         1,715
United Rentals (North America), Inc., Series B, 7.00% 2014                                                      750           705
Hutchison Whampoa International Ltd. 7.00% 2011 (2)                                                           2,000         2,238
Waste Management, Inc. 6.875% 2009                                                                            2,000         2,218
General Electric Capital Corp., Series A, 5.00% 2007                                                          2,000         2,069
Argo-Tech Corp. 9.25% 2011                                                                                    1,600         1,764
Nortek, Inc. 8.50% 2014 (2)                                                                                   1,645         1,727
Synagro Technologies, Inc. 9.50% 2009                                                                         1,550         1,697
NMHG Holding Co. 10.00% 2009                                                                                  1,500         1,665
United Air Lines, Inc., Series 1995-A1, 9.02% 2012 (6),(8)                                                    1,037           477
United Air Lines, Inc., Series 1996-A2, 7.87% 2019 (6),(8)                                                    2,500         1,101
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021 (6)                1,500         1,511
TFM, SA de CV 10.25% 2007                                                                                       475           508
TFM, SA de CV 11.75% 2009                                                                                       430           440
TFM, SA de CV 12.50% 2012                                                                                       435           510
DRS Technologies, Inc. 6.875% 2013 (2)                                                                        1,350         1,418
Standard Aero Holdings, Inc. 8.25% 2014 (2)                                                                   1,250         1,356
General Dynamics Corp. 4.50% 2010                                                                             1,000         1,023
                                                                                                                           71,244

MATERIALS -- 1.31%
ICI Wilmington, Inc. 4.375% 2008                                                                              1,805         1,817
ICI Wilmington, Inc. 5.625% 2013                                                                              2,500         2,594
Norske Skogindustrier ASA 7.625% 2011 (2)                                                                     1,000         1,147
Norske Skogindustrier ASA 7.125% 2033 (2)                                                                     2,200         2,409
Equistar Chemicals, LP 10.125% 2008                                                                           2,100         2,431
Equistar Chemicals, LP 8.75% 2009                                                                               500           562
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                                  375           437
Dow Chemical Co. 5.75% 2009                                                                                   3,000         3,212
Koppers Inc. 9.875% 2013                                                                                      2,325         2,662

                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

MATERIALS (continued)
KI Holdings Inc. 0%/9.875% 2014 (2),(5)                                                                     $   600     $     387
Owens-Illinois, Inc. 7.35% 2008                                                                                 750           791
Owens-Brockway Glass Container Inc. 7.75% 2011                                                                2,000         2,175
International Paper Co. 4.00% 2010                                                                            3,000         2,945
Building Materials Corp. of America 8.00% 2008                                                                  420           435
Building Materials Corp. of America 7.75% 2014 (2)                                                            2,275         2,306
Rhodia 10.25% 2010                                                                                            2,400         2,712
Abitibi-Consolidated Inc. 8.55% 2010                                                                            250           272
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                 2,500         2,397
Earle M. Jorgensen Co. 9.75% 2012                                                                             2,100         2,373
Oregon Steel Mills, Inc. 10.00% 2009                                                                          2,000         2,235
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                       1,850         2,178
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                              1,825         2,094
Norampac Inc. 6.75% 2013                                                                                      1,650         1,745
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (6)                                                   2,000         1,730
Weyerhaeuser Co. 5.95% 2008                                                                                   1,599         1,714
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014 (2),(5)                        1,200           828
BCP Caylux Holdings Luxembourg SCA 9.625% 2014 (2)                                                              775           878
Ispat Inland ULC 9.75% 2014                                                                                   1,300         1,612
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                     1,450         1,555
Longview Fibre Co. 10.00% 2009                                                                                1,250         1,372
Huntsman LLC 11.50% 2012 (2)                                                                                  1,150         1,366
Boise Cascade, LLC and Boise Cascade Fin. Corp. 7.125% 2014 (2)                                               1,235         1,312
Nalco Co. 7.75% 2011                                                                                          1,190         1,291
INVISTA 9.25% 2012 (2)                                                                                        1,075         1,204
Graphic Packaging International, Inc. 9.50% 2013                                                              1,000         1,142
Temple-Inland Inc. 7.875% 2012                                                                                  815           966
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                       1,000           955
Ainsworth Lumber Co. Ltd. 7.25% 2012 (2)                                                                        850           869
AMH Holdings, Inc. 0%/11.25% 2014 (5)                                                                         1,000           725
Rockwood Specialties Group, Inc. 7.50% 2014 (2)                                                                 675           704
                                                                                                                           62,539

UTILITIES -- 1.13%
Edison Mission Energy 10.00% 2008                                                                             2,250         2,593
Edison Mission Energy 7.73% 2009                                                                              5,750         6,210
Edison Mission Energy 9.875% 2011                                                                             1,000         1,190
AES Corp. 9.50% 2009                                                                                          2,800         3,199
AES Corp. 9.375% 2010                                                                                           112           131
AES Corp. 8.75% 2013 (2)                                                                                      2,200         2,511
Dynegy Holdings Inc. 10.125% 2013 (2)                                                                         4,600         5,290
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                   1,535         1,591
Dominion Resources, Inc., Series 2000-A, 8.125% 2010                                                          3,089         3,640
PSEG Energy Holdings Inc. 8.625% 2008                                                                         1,775         1,957
PSEG Power LLC 7.75% 2011                                                                                     2,500         2,919
Duke Capital Corp. 7.50% 2009                                                                                 4,000         4,532
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012                          1,125         1,180
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                  1,675         1,968
Sierra Pacific Resources 8.625% 2014                                                                            550           624
NiSource Finance Corp. 7.625% 2005                                                                            2,000         2,073
Israel Electric Corp. Ltd. 7.70% 2018 (2)                                                                     1,750         1,998
Exelon Generation Co., LLC 6.95% 2011                                                                         1,680         1,899
Cilcorp Inc. 9.375% 2029                                                                                      1,185         1,630
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018 (2),(6) 1,500         1,586
Texas Genco LLC and Texas Genco Fncg. Corp. 6.875% 2014 (2)                                                   1,500         1,558
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009                                                1,500         1,476
Electricidad de Caracas Finance BV 10.25% 2014 (2)                                                            1,050         1,102
Constellation Energy Group, Inc. 6.125% 2009                                                                  1,000         1,083
                                                                                                                           53,940


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

CONSUMER STAPLES -- 0.60%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                      $   500      $    555
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                       2,425         2,740
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                            4,675         5,166
Pathmark Stores, Inc. 8.75% 2012                                                                              3,225         3,096
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                             2,500         2,763
Jean Coutu Group (PJC) Inc. 7.625% 2012 (2)                                                                   2,020         2,146
Jean Coutu Group (PJC) Inc. 8.50% 2014 (2)                                                                      525           541
Rite Aid Corp. 6.875% 2013                                                                                    2,500         2,262
Gold Kist Inc. 10.25% 2014                                                                                    1,804         2,120
CVS Corp. 6.117% 2013 (2),(6)                                                                                 1,854         1,967
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                               1,550         1,647
Playtex Products, Inc. 8.00% 2011                                                                             1,500         1,646
Fage Dairy Industry SA 9.00% 2007                                                                             1,000         1,010
Winn-Dixie Stores, Inc. 8.875% 2008                                                                             950           903
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                           230           262
                                                                                                                           28,824

HEALTH CARE -- 0.49%
Health Net, Inc. 9.875% 2011 (4)                                                                              3,425         4,137
Quintiles Transnational Corp. 10.00% 2013                                                                     2,775         3,122
Concentra Operating Corp. 9.50% 2010                                                                          2,750         3,121
Aetna Inc. 7.375% 2006                                                                                        2,650         2,759
Humana Inc. 7.25% 2006                                                                                        2,500         2,633
Wyeth 5.50% 2013 (4)                                                                                          2,500         2,603
Tenet Healthcare Corp. 7.375% 2013                                                                            2,500         2,437
HCA Inc. 5.75% 2014                                                                                           2,000         1,941
Team Health, Inc. 9.00% 2012                                                                                    575           565
                                                                                                                           23,318

ENERGY -- 0.44%
Premcor Refining Group Inc. 7.75% 2012                                                                        3,000         3,323
Premcor Refining Group Inc. 7.50% 2015                                                                        1,500         1,631
General Maritime Corp. 10.00% 2013                                                                            2,300         2,656
Newfield Exploration Co. 8.375% 2012                                                                          1,175         1,322
Newfield Exploration Co. 6.625% 2014 (2)                                                                      1,225         1,302
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2),(6)                                                        2,180         2,188
Petrozuata Finance, Inc., Series B, 8.22% 2017 (6)                                                              350           351
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017 (6)                                                 1,870         2,513
Northwest Pipeline Corp. 8.125% 2010                                                                          1,850         2,056
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014 (2)                                         1,925         1,932
El Paso Corp. 7.75% 2032                                                                                      2,000         1,925
                                                                                                                           21,199

INFORMATION TECHNOLOGY -- 0.35%
Electronic Data Systems Corp. 7.125% 2009                                                                     1,600         1,764
Electronic Data Systems Corp., Series B, 6.50% 2013 (4)                                                       3,605         3,813
Motorola, Inc. 8.00% 2011                                                                                     2,500         2,994
Solectron Corp. 9.625% 2009                                                                                   2,500         2,762
Viasystems, Inc. 10.50% 2011                                                                                  2,000         1,970
MagnaChip Semiconductor, Ltd. 6.875% 2011 (2)                                                                 1,685         1,744
Sanmina-SCI Corp. 10.375% 2010                                                                                1,500         1,729
                                                                                                                           16,776


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

MUNICIPALS -- 0.17%
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2001-A, Class A, 6.36% 2025                                                                       $  3,347      $  3,298
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2002, 5.75% 2032                                                                                     2,975         2,843
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2003-A1, 6.25% 2033                                                                                  2,000         2,003
                                                                                                                            8,144

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.06%
Brazil (Federal Republic of) Global 10.25% 2013                                                               2,250         2,660


Total bonds & notes (cost: $967,534,000)                                                                                1,001,275


Short-term securities -- 12.12%

Gannett Co. 2.06%-2.20% due 1/13-1/24/2005 (2)                                                               67,800        67,720
Variable Funding Capital Corp. 2.20%-2.28% due 1/18-2/2/2005 (2)                                             50,000        49,926
Pfizer Inc 2.01%-2.23% due 1/3-2/7/2005 (2)                                                                  50,000        49,912
Three Pillars Funding, LLC 2.20%-2.35% due 1/3-1/24/2005 (2)                                                 46,100        46,061
Procter & Gamble Co. 2.15%-2.26% due 1/14-1/25/2005 (2)                                                      40,200        40,141
Coca-Cola Co. 2.20%-2.28% due 2/7-2/9/2005                                                                   30,100        30,025
Caterpillar Financial Services Corp. 2.07%-2.24% due 1/6-1/28/2005 (9)                                       26,210        26,193
Triple-A One Funding Corp. 2.26% due 1/7/2005 (2)                                                            25,000        24,989
Anheuser-Busch Cos. Inc. 2.25% due 2/8/2005 (2)                                                              25,000        24,939
SBC Communications Inc. 2.28%-2.35% due 2/14/2005 (2)                                                        25,000        24,927
PepsiCo Inc. 2.27% due 1/21/2005 (2)                                                                         23,800        23,768
Harley-Davidson Funding Corp. 2.21%-2.26% due 1/13-1/28/2005 (2)                                             23,200        23,174
Wells Fargo & Co. 2.03% due 1/12/2005                                                                        20,000        19,999
CAFCO, LLC 2.05% due 1/6/2005 (2)                                                                            20,000        19,993
Abbott Laboratories Inc. 2.11% due 1/11/2005 (2)                                                             20,000        19,987
NetJets Inc. 1.95%-2.27% due 1/3-1/26/2005 (2)                                                               20,000        19,987
Household Finance Corp. 2.18% due 1/14/2005                                                                  20,000        19,983
BellSouth Corp. 2.17% due 1/5/2005 (2)                                                                       16,100        16,095
FCAR Owner Trust I 2.24% due 2/3/2005                                                                        15,000        14,967
Eli Lilly and Co. 2.05% due 1/11/2005 (2)                                                                    10,000         9,994
Private Export Funding Corp. 2.20% due 2/14/2005 (2),(9)                                                      6,100         6,082

Total short-term securities (cost: $578,873,000)                                                                          578,862


Total investment securities (cost: $4,283,540,000)                                                                      4,845,614
Other assets less liabilities                                                                                             (68,978)

Net assets                                                                                                             $4,776,636





Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1)  Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $636,134,000, which represented 13.32% of the net assets of the fund.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4)  Coupon rate may change periodically.
(5)  Step bond; coupon rate will increase at a later date.
(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(7) Index-linked bond whose principal amount moves with a government retail price index.
(8) Company not making scheduled interest payments; bankruptcy proceedings pending.
(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


ADR = American Depositary Receipts





BOND FUND

Investment portfolio
December 31, 2004

                                                                                                   Principal amount     Market value
Bonds & notes -- 80.97%                                                                                        (000)         (000)

CONSUMER DISCRETIONARY -- 17.38%
Ford Motor Credit Co. 7.375% 2009                                                                           $19,250       $20,785
Ford Motor Credit Co. 3.93% 2010 (1)                                                                          2,500         2,500
Ford Motor Credit Co. 5.70% 2010                                                                              1,500         1,515
Ford Motor Credit Co. 7.875% 2010                                                                             5,875         6,480
Ford Motor Credit Co. 7.375% 2011                                                                             2,250         2,428
Ford Motor Co. 7.45% 2031                                                                                     1,250         1,261
General Motors Acceptance Corp. 6.125% 2007                                                                   8,000         8,242
General Motors Acceptance Corp. 7.75% 2010                                                                   12,750        13,699
General Motors Corp. 7.20% 2011                                                                               1,275         1,309
General Motors Acceptance Corp. 4.56% 2014 (1)                                                                5,000         4,914
General Motors Acceptance Corp. 8.00% 2031                                                                    1,250         1,288
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                        2,500         2,785
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                        6,325         7,319
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                        2,500         2,886
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                        1,750         1,989
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                        1,000         1,086
Cox Communications, Inc. 3.04% 2007 (1),(2)                                                                   1,750         1,754
Cox Communications, Inc. 7.875% 2009                                                                          1,500         1,704
Cox Communications, Inc. 4.625% 2010 (2)                                                                      4,450         4,445
Cox Communications, Inc. 4.625% 2013                                                                          1,250         1,198
Cox Communications, Inc. 5.45% 2014 (2)                                                                       4,250         4,258
Clear Channel Communications, Inc. 4.625% 2008                                                                  875           889
Clear Channel Communications, Inc. 6.625% 2008                                                                  750           802
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                              4,250         4,776
Clear Channel Communications, Inc. 7.65% 2010                                                                 1,500         1,709
Clear Channel Communications, Inc. 5.75% 2013                                                                   750           776
Clear Channel Communications, Inc. 5.50% 2014                                                                 1,000         1,006
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/11.75% 2011 (3)     1,225           906
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011 (3)       425           359
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012 (2)       4,000         4,180
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                   2,425         2,516
Toys "R" Us, Inc. 7.625% 2011                                                                                 1,050         1,050
Toys "R" Us, Inc. 7.875% 2013                                                                                 4,870         4,858
Toys "R" Us, Inc. 7.375% 2018                                                                                 2,160         2,009
Time Warner Inc. 7.75% 2005                                                                                     500           509
AOL Time Warner Inc. 6.125% 2006                                                                              2,250         2,331
AOL Time Warner Inc. 6.875% 2012                                                                              2,000         2,281
AOL Time Warner Inc. 7.625% 2031                                                                              2,250         2,731
Mohegan Tribal Gaming Authority 6.375% 2009                                                                   5,250         5,421
Mohegan Tribal Gaming Authority 7.125% 2014                                                                   1,750         1,851


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

CONSUMER DISCRETIONARY (continued)
J.C. Penney Co., Inc. 8.00% 2010                                                                             $5,585        $6,409
J.C. Penney Co., Inc. 7.95% 2017                                                                                500           587
Liberty Media Corp. 7.75% 2009                                                                                  750           833
Liberty Media Corp. 7.875% 2009                                                                               4,500         5,020
Liberty Media Corp. 8.25% 2030                                                                                1,000         1,140
Young Broadcasting Inc. 8.50% 2008                                                                            3,700         3,977
Young Broadcasting Inc. 10.00% 2011                                                                           2,716         2,913
D.R. Horton, Inc. 8.00% 2009                                                                                  3,700         4,158
D.R. Horton, Inc. 7.875% 2011                                                                                 1,400         1,610
Schuler Homes, Inc. 10.50% 2011                                                                                 250           286
D.R. Horton, Inc. 6.875% 2013                                                                                   600           652
Visteon Corp. 8.25% 2010                                                                                      4,100         4,315
Visteon Corp. 7.00% 2014                                                                                      2,000         1,920
MGM MIRAGE 6.00% 2009                                                                                         3,750         3,862
MGM MIRAGE 6.75% 2012                                                                                         2,000         2,115
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                       1,175         1,266
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                       1,875         2,128
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                       2,075         2,461
Harrah's Operating Co., Inc. 5.50% 2010                                                                       4,500         4,664
Harrah's Operating Co., Inc. 8.00% 2011                                                                       1,000         1,163
Dana Corp. 6.50% 2009                                                                                           325           344
Dana Corp. 5.85% 2015 (2)                                                                                     5,500         5,472
CBS Corp. 7.15% 2005                                                                                          2,000         2,030
Viacom Inc. 5.625% 2007                                                                                       1,200         1,255
Viacom Inc. 6.625% 2011                                                                                       2,000         2,249
ITT Corp. 6.75% 2005                                                                                            500           516
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                         2,730         2,925
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                         1,575         1,807
Dex Media West LLC and Dex Media West Finance Co. 5.875% 2011 (2)                                             1,650         1,650
Dex Media, Inc., Series B, 0%/9.00% 2013 (3)                                                                  1,400         1,104
Dex Media, Inc., Series B, 0%/9.00% 2013 (3)                                                                  1,250           986
Dex Media, Inc., Series B 8.00% 2013                                                                          1,250         1,359
Radio One, Inc., Series B, 8.875% 2011                                                                        4,600         5,031
NVR, Inc. 5.00% 2010                                                                                          5,000         5,025
NTL Cable PLC 8.75% 2014 (1),(2)                                                                              1,825         2,067
NTL Cable PLC 8.75% 2014                                                                                (euro)1,000         1,514
NTL Cable PLC 9.75% 2014                                                                                 (pound)700         1,435
ArvinMeritor, Inc. 6.625% 2007                                                                              $   750           787
ArvinMeritor, Inc. 8.75% 2012                                                                                 3,475         4,031
Hilton Hotels Corp. 7.625% 2008                                                                                 695           770
Hilton Hotels Corp. 7.20% 2009                                                                                  825           921
Hilton Hotels Corp. 8.25% 2011                                                                                2,522         2,988
Cinemark USA, Inc. 9.00% 2013                                                                                 4,000         4,585
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                    1,000         1,155
K. Hovnanian Enterprises, Inc. 6.00% 2010 (2)                                                                 3,225         3,261
Videotron Ltee 6.875% 2014                                                                                    4,125         4,285
Univision Communications Inc. 3.875% 2008                                                                     2,000         1,984
Univision Communications Inc. 7.85% 2011                                                                      1,925         2,274
Comcast Cable Communications, Inc. 8.375% 2007                                                                  750           830
Tele-Communications, Inc. 9.80% 2012                                                                          2,000         2,581
Comcast Corp. 6.50% 2015                                                                                        750           835
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                              3,500         3,942
Centex Corp. 4.75% 2008                                                                                       3,675         3,752
Argosy Gaming Co. 7.00% 2014                                                                                  3,070         3,408
MDC Holdings, Inc. 5.50% 2013                                                                                 3,250         3,305
News America Inc. 4.75% 2010                                                                                  2,000         2,040
News America Inc. 6.75% 2038                                                                                  1,000         1,128


                                                                                                   Principal amount     Market value
Bonds & notes                                                                                                 (000)         (000)

CONSUMER DISCRETIONARY (continued)
Six Flags, Inc. 9.50% 2009                                                                                   $1,000    $    1,045
Six Flags, Inc. 8.875% 2010                                                                                   1,000         1,017
Six Flags, Inc. 9.625% 2014                                                                                   1,000         1,010
Telenet Communications NV 9.00% 2013                                                                    (euro)1,000         1,517
Telenet Group Holding NV 0%/11.50% 2014 (2),(3)                                                              $2,000         1,530
Kabel Deutschland GmbH 10.625% 2014 (2)                                                                       2,625         3,032
Delphi Trust II, trust preferred securities, 6.197% 2033 (1)                                                  3,000         2,810
TRW Automotive Acquisition Corp. 9.375% 2013                                                                  1,690         1,969
TRW Automotive Acquisition Corp. 11.00% 2013                                                                    650           786
Jones Apparel Group, Inc. 4.25% 2009 (2)                                                                      2,750         2,743
EchoStar DBS Corp. 9.125% 2009                                                                                2,475         2,735
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014 (2)                                          2,700         2,686
Pulte Homes, Inc. 8.125% 2011                                                                                 1,395         1,661
Pulte Homes, Inc. 7.875% 2032                                                                                   750           887
Adelphia Communications Corp. 10.25% 2006 (4)                                                                 1,000           977
Adelphia Communications Corp. 10.25% 2011 (4)                                                                 1,450         1,475
Staples, Inc. 7.375% 2012                                                                                     2,000         2,331
Dillard's, Inc. 6.30% 2008                                                                                      700           724
Dillard Department Stores, Inc. 7.85% 2012                                                                    1,400         1,526
RH Donnelley Inc. 8.875% 2010 (2)                                                                             2,000         2,240
Reader's Digest Association, Inc. 6.50% 2011                                                                  2,000         2,100
Antenna TV SA 9.75% 2008                                                                                (euro)1,425         2,017
Office Depot, Inc. 6.25% 2013                                                                                $1,875         2,004
Standard Pacific Corp. 5.125% 2009                                                                            2,000         1,980
Cooper Standard Automotive Group 8.375% 2014 (2)                                                              1,750         1,754
AMC Entertainment Inc. 8.00% 2014                                                                             1,675         1,675
Toll Brothers, Inc. 6.875% 2012                                                                               1,500         1,674
Boyd Gaming Corp. 9.25% 2009                                                                                    750           810
Boyd Gaming Corp. 7.75% 2012                                                                                    750           822
Hyatt Equities, LLC 6.875% 2007 (2)                                                                           1,500         1,579
William Lyon Homes, Inc. 7.625% 2012 (2)                                                                      1,500         1,472
CanWest Media Inc. 8.00% 2012 (2)                                                                             1,358         1,463
Carnival Corp. 3.75% 2007                                                                                       500           501
Carnival Corp. 6.15% 2008                                                                                       750           804
YUM! Brands, Inc. 7.70% 2012                                                                                  1,000         1,186
Beazer Homes USA, Inc. 8.375% 2012                                                                            1,000         1,105
Regal Cinemas Corp., Series B, 9.375% 2012 (5)                                                                1,000         1,090
Buffets, Inc. 11.25% 2010                                                                                     1,000         1,075
Grupo Posadas, SA de CV 8.75% 2011 (2)                                                                        1,000         1,072
Entravision Communications Corp. 8.125% 2009                                                                  1,000         1,072
Cox Radio, Inc. 6.625% 2006                                                                                   1,000         1,031
Gray Communications Systems, Inc. 9.25% 2011                                                                    875           984
CSC Holdings, Inc., Series B, 8.125% 2009                                                                       750           824
Gannett Co., Inc. 4.95% 2005                                                                                    750           754
British Sky Broadcasting Group PLC 8.20% 2009                                                                   625           723
Ryland Group, Inc. 9.75% 2010                                                                                   500           546
Saks Inc. 7.375% 2019                                                                                           400           398
LBI Media, Inc. 10.125% 2012                                                                                    250           280
RBS-Zero Editora Jornalistica SA 11.00% 2010 (2)                                                                189           179
R.J. Tower Corp., Series B, 12.00% 2013                                                                         125            99
                                                                                                                          339,689


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS -- 13.02%
U.S. Treasury Obligations 5.75% 2005                                                                        $28,000     $  28,722
U.S. Treasury Obligations 6.75% 2005                                                                         20,000        20,308
U.S. Treasury Obligations 6.875% 2006                                                                        13,500        14,214
U.S. Treasury Obligations 3.00% 2007                                                                         34,000        33,793
U.S. Treasury Obligations 3.25% 2007                                                                          7,000         7,011
U.S. Treasury Obligations 6.25% 2007                                                                         11,500        12,239
U.S. Treasury Obligations 3.625% 2008 (6)                                                                     3,544         3,863
U.S. Treasury Obligations 4.75% 2008                                                                          4,000         4,189
U.S. Treasury Obligations 5.625% 2008                                                                        10,000        10,726
U.S. Treasury Obligations 3.875% 2009                                                                         7,500         7,611
U.S. Treasury Obligations 3.875% 2009 (6)                                                                     9,311        10,438
U.S. Treasury Obligations 5.00% 2011                                                                          2,000         2,128
U.S. Treasury Obligations 10.375% 2012 (7)                                                                    1,000         1,193
U.S. Treasury Obligations 8.875% 2017                                                                         1,750         2,479
U.S. Treasury Obligations 7.875% 2021                                                                         2,750         3,712
U.S. Treasury Obligations 6.875% 2025                                                                        44,250        55,693
Federal Home Loan Bank 2.00% 2006                                                                             8,160         8,060
Federal Home Loan Bank 2.375% 2006                                                                            6,875         6,812
Freddie Mac 4.25% 2005                                                                                        2,750         2,770
Freddie Mac 1.875% 2006                                                                                         965           953
Freddie Mac 5.25% 2006                                                                                        4,750         4,856
Freddie Mac 4.75% 2012                                                                                        5,000         4,994
Fannie Mae 6.00% 2005                                                                                         3,250         3,342
Fannie Mae 7.00% 2005                                                                                         3,500         3,580
Small Business Administration, Series 2001-20J, 5.76% 2021 (8)                                                  644           679
                                                                                                                          254,365

FINANCIALS -- 8.73%
CIT Group Inc. 5.91% 2005                                                                                     1,000         1,023
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                             1,700         1,708
CIT Group Inc. 3.65% 2007                                                                                     3,585         3,574
CIT Group Inc. 5.75% 2007                                                                                     1,500         1,578
CIT Group Inc. 7.375% 2007                                                                                    1,500         1,620
CIT Group Inc. 6.875% 2009                                                                                    2,500         2,781
CIT Group Inc. 7.75% 2012                                                                                       750           889
International Lease Finance Corp. 3.75% 2007                                                                  1,700         1,701
AIG SunAmerica Global Financing VII 5.85% 2008 (2)                                                            1,000         1,066
International Lease Finance Corp., Series O, 4.55% 2009                                                       7,000         7,081
Abbey National PLC 6.70% (undated) (1)                                                                        5,600         6,067
Abbey National PLC 7.35% (undated) (1)                                                                        3,000         3,177
Washington Mutual, Inc. 5.625% 2007                                                                             750           781
Washington Mutual, Inc. 4.375% 2008                                                                             750           762
Washington Mutual, Inc. 4.00% 2009                                                                              500           499
Washington Mutual, Inc. 2.81% 2010 (1)                                                                        5,600         5,599
Washington Mutual Bank, FA 6.875% 2011                                                                        1,250         1,409
HBOS Treasury Services PLC 3.75% 2008 (2)                                                                     1,500         1,499
HBOS PLC 5.375% (undated) (1),(2)                                                                             4,500         4,622
Bank of Scotland 7.00% (undated) (1),(2)                                                                        480           519
Household Finance Corp. 4.125% 2009                                                                           2,000         1,991
Household Finance Corp. 4.75% 2009                                                                            2,500         2,566
Household Finance Corp. 6.375% 2011                                                                           1,000         1,106
USA Education, Inc. 5.625% 2007                                                                               3,250         3,391
SLM Corp., Series A, 3.95% 2008                                                                                 500           501
SLM Corp., Series A, 4.00% 2009                                                                                 500           500
SLM Corp., Series A, 5.00% 2015                                                                               1,000           999
Host Marriott, LP, Series E, 8.375% 2006                                                                      1,500         1,575


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

FINANCIALS (continued)
Host Marriott, LP, Series L, 7.00% 2012 (2)                                                                  $2,000        $2,125
Host Marriott, LP, Series K, 7.125% 2013                                                                      1,500         1,611
CNA Financial Corp. 6.75% 2006                                                                                  230           241
CNA Financial Corp. 6.60% 2008                                                                                1,736         1,868
CNA Financial Corp. 5.85% 2014                                                                                3,125         3,124
Nationwide Life Insurance Co. 5.35% 2007 (2)                                                                  1,000         1,036
North Front Pass Through Trust 5.81% 2024 (1),(2),(8                                                          3,125         3,162
Nationwide Mutual Insurance Co. 7.875% 2033 (2)                                                                 750           896
Rouse Co. 3.625% 2009                                                                                         1,140         1,076
Rouse Co. 7.20% 2012                                                                                          3,360         3,638
Development Bank of Singapore Ltd. 7.875% 2009 (2)                                                            4,000         4,609
PRICOA Global Funding I 4.20% 2010 (2)                                                                        2,750         2,748
Prudential Holdings, LLC, Series C, 8.695% 2023 (2),(8)                                                       1,250         1,591
Capital One Bank 6.875% 2006                                                                                  1,500         1,556
Capital One Financial Corp. 8.75% 2007                                                                          800           879
Capital One Financial Corp. 7.125% 2008                                                                       1,500         1,644
Capital One Capital I 3.71% 2027 (1),(2)                                                                        250           250
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                           2,500         2,491
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                            1,700         1,655
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1),(2)                                                 3,000         3,293
Mangrove Bay Pass Through Trust 6.102% 2033 (1),(2),(8)                                                         750           747
Twin Reefs Pass Through Trust 3.37% (undated) (1),(2),(8)                                                     2,500         2,514
iStar Financial, Inc. 7.00% 2008                                                                                950         1,024
iStar Financial, Inc. 8.75% 2008                                                                                309           353
iStar Financial, Inc. 6.00% 2010                                                                                750           792
iStar Financial, Inc., Series B, 5.125% 2011                                                                  1,000         1,012
Citigroup Inc. 4.25% 2009                                                                                     3,000         3,035
Bank of America Corp. 4.375% 2010                                                                             3,000         3,013
J.P. Morgan Chase & Co. 5.75% 2013                                                                            2,750         2,919
Deutsche Bank Capital Funding Trust I, 7.872% (undated) (1),(2)                                               2,500         2,856
LaBranche & Co Inc. 9.50% 2009                                                                                2,750         2,819
Downey Financial Corp. 6.50% 2014                                                                             2,500         2,607
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                                        500           511
United Dominion Realty Trust, Inc. 6.50% 2009                                                                 1,000         1,081
United Dominion Realty Trust, Inc. 5.00% 2012                                                                 1,000           997
Monumental Global Funding II, Series 2003-F, 3.45% 2007 (2)                                                   1,800         1,796
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007 (2)                                               750           776
EOP Operating LP 8.10% 2010                                                                                     500           587
EOP Operating LP 6.75% 2012                                                                                     750           836
EOP Operating LP 4.75% 2014                                                                                   1,000           969
ProLogis Trust 7.05% 2006                                                                                       250           263
ProLogis Trust 5.50% 2013                                                                                     2,000         2,076
New York Life Global Funding 3.875% 2009 (2)                                                                  2,250         2,240
UFJ Finance Aruba AEC 6.75% 2013                                                                              2,000         2,232
Allstate Financial Global Funding LLC 5.25% 2007 (2)                                                            750           776
Allstate Financial Global Funding LLC 4.25% 2008 (2)                                                          1,250         1,266
Popular North America, Inc., Series E, 3.875% 2008                                                            2,000         1,999
Developers Diversified Realty Corp. 3.875% 2009                                                               1,000           982
Developers Diversified Realty Corp. 4.625% 2010                                                               1,000           994
John Hancock Global Funding II, Series 2004-A, 3.50% 2009 (2)                                                 2,000         1,957
Hospitality Properties Trust 6.75% 2013                                                                       1,500         1,659
MBNA Corp., Series F, 6.125% 2013                                                                             1,500         1,610
Banco Santander Chile 5.375% 2014 (2)                                                                         1,500         1,529
City National Corp. 5.125% 2013                                                                               1,500         1,518
Bayerische Landesbank, Series F, 2.50% 2006                                                                   1,500         1,484
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated) (1),(2)                                750           846


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

FINANCIALS (continued)
Barclays Bank PLC 7.375% (undated) (1),(2)                                                                $     500  $        581
First Industrial, LP 6.875% 2012                                                                              1,250         1,378
ReliaStar Financial Corp. 8.00% 2006                                                                            250           270
ING Security Life Institutional Funding 2.70% 2007 (2)                                                        1,000           982
MetLife, Inc. 3.911% 2005                                                                                     1,130         1,135
Zions Bancorporation 6.00% 2015                                                                               1,000         1,068
Chevy Chase Bank, FSB 6.875% 2013                                                                             1,000         1,037
Assurant, Inc. 5.625% 2014                                                                                    1,000         1,035
ACE INA Holdings Inc. 5.875% 2014                                                                             1,000         1,026
ERP Operating LP 4.75% 2009                                                                                   1,000         1,022
Simon Property Group, LP 4.875% 2010                                                                          1,000         1,020
US Bank National Association 2.85% 2006                                                                       1,000           992
Hartford Financial Services Group, Inc. 2.375% 2006                                                           1,000           982
Providian Financial Corp., Series A, 9.525% 2027 (2)                                                            750           772
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1),(2)                                        500           559
Kimco Realty Corp. 6.00% 2012                                                                                   500           540
Advanta Capital Trust I, Series B, 8.99% 2026                                                                   500           487
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                                350           410
National Westminster Bank PLC 7.75% (undated) (1)                                                               250           274
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                                250           272
                                                                                                                          170,594

TELECOMMUNICATION SERVICES -- 8.12%
Qwest Capital Funding, Inc. 7.75% 2006                                                                          625           661
Qwest Services Corp. 13.50% 2010 (2)                                                                          7,037         8,497
Qwest Capital Funding, Inc. 7.25% 2011                                                                        1,000           985
Qwest Corp. 9.125% 2012 (2)                                                                                   1,250         1,450
Qwest Services Corp. 14.00% 2014 (2)                                                                          4,170         5,296
AT&T Corp. 6.00% 2009                                                                                         3,500         3,671
AT&T Corp. 9.05% 2011 (1)                                                                                    10,400        12,025
Sprint Capital Corp. 4.78% 2006                                                                               5,000         5,098
Sprint Capital Corp. 6.375% 2009                                                                              5,375         5,843
Sprint Capital Corp. 6.90% 2019                                                                               3,000         3,364
Sprint Capital Corp. 6.875% 2028                                                                              1,250         1,373
Nextel Communications, Inc. 6.875% 2013                                                                       1,350         1,471
Nextel Communications, Inc. 7.375% 2015                                                                      12,250        13,536
American Tower Corp. 9.375% 2009                                                                                105           112
American Tower Corp. 7.25% 2011                                                                               1,825         1,944
American Tower Corp. 7.125% 2012 (2)                                                                          5,250         5,394
American Tower Corp. 7.50% 2012                                                                               4,500         4,747
SBC Communications Inc. 4.125% 2009                                                                           2,500         2,498
SBC Communications Inc. 5.10% 2014                                                                            5,950         6,017
Crown Castle International Corp. 9.375% 2011                                                                  1,750         1,969
Crown Castle International Corp. 10.75% 2011                                                                  2,000         2,180
Crown Castle International Corp. 7.50% 2013                                                                   1,800         1,944
Crown Castle International Corp., Series B, 7.50% 2013                                                        1,750         1,890
Dobson Communications Corp. 10.875% 2010                                                                      3,500         2,730
American Cellular Corp., Series B, 10.00% 2011                                                                4,750         4,097
Dobson Cellular Systems, Inc. 9.875% 2012 (2)                                                                   500           495
Dobson Communications Corp. 8.875% 2013                                                                         688           487
Nextel Partners, Inc. 12.50% 2009                                                                               684           778
Nextel Partners, Inc. 8.125% 2011                                                                             5,800         6,467
Rogers Wireless Inc. 7.25% 2012 (2)                                                                           3,825         4,074
Rogers Wireless Inc. 7.50% 2015 (2)                                                                           1,975         2,093
Rogers Cantel Inc. 9.75% 2016                                                                                   500           600
Telecom Italia Capital SA, Series B, 5.25% 2013                                                               2,750         2,784
Telecom Italia Capital SA 4.95% 2014 (2)                                                                      2,500         2,454


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

TELECOMMUNICATION SERVICES (continued)
Western Wireless Corp. 9.25% 2013                                                                            $4,450    $    4,862
Cingular Wireless LLC 5.625% 2006                                                                             1,000         1,039
AT&T Wireless Services, Inc. 7.875% 2011                                                                      1,890         2,230
AT&T Wireless Services, Inc. 8.125% 2012                                                                      1,110         1,344
Cincinnati Bell Inc. 7.25% 2013                                                                               4,250         4,388
France Telecom 8.50% 2011 (1)                                                                                 3,500         4,180
British Telecommunications PLC 8.375% 2010 (1)                                                                3,250         3,907
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                               3,090         3,202
BellSouth Corp. 5.20% 2016                                                                                    3,000         3,010
Centennial Cellular Corp. 10.75% 2008                                                                           672           701
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                        1,000         1,127
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.625% 2014 (1)                                                  1,000         1,032
Triton PCS, Inc. 9.375% 2011                                                                                  1,000           805
Triton PCS, Inc. 8.50% 2013                                                                                   1,250         1,212
Vodafone Group PLC 7.75% 2010                                                                                 1,125         1,307
PCCW-HKT Capital Ltd. 8.00% 2011 (1),(2)                                                                      1,000         1,172
US Unwired Inc., Series B, 10.00% 2012                                                                        1,000         1,132
Singapore Telecommunications Ltd. 7.375% 2031 (2)                                                               750           919
TELUS Corp. 8.00% 2011                                                                                          750           890
Koninklijke KPN NV 8.00% 2010                                                                                   750           886
Deutsche Telekom International Finance BV 8.50% 2010 (1)                                                        250           298
GT Group Telecom Inc. 0%/13.25% 2010 (3),(4),(5)                                                              1,000             --
                                                                                                                          158,667

MATERIALS -- 5.98%
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                                 2,500         2,459
Abitibi-Consolidated Finance LP 7.875% 2009                                                                   5,500         5,844
Abitibi-Consolidated Co. of Canada 5.99% 20111                                                                3,500         3,622
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                 2,500         2,397
Georgia-Pacific Corp. 7.50% 2006                                                                              1,380         1,452
Fort James Corp. 6.875% 2007                                                                                  1,625         1,735
Georgia-Pacific Corp. 8.875% 2010                                                                             2,050         2,396
Georgia-Pacific Corp. 8.125% 2011                                                                             2,700         3,119
Georgia-Pacific Corp. 9.50% 2011                                                                                575           712
Georgia-Pacific Corp. 7.70% 2015                                                                                600           689
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                              7,385         8,474
Packaging Corp. of America 5.75% 2013                                                                         7,500         7,748
Owens-Brockway Glass Container Inc. 8.875% 2009                                                               2,500         2,728
Owens-Brockway Glass Container Inc. 8.75% 2012                                                                2,250         2,548
Owens-Brockway Glass Container Inc. 6.75% 2014                                                          (euro)1,250         1,782
Stone Container Corp. 9.25% 2008                                                                            $   650           722
Stone Container Corp. 9.75% 2011                                                                                950         1,045
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                     2,000         2,190
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                     2,050         2,199
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009 (2),(8)                                             5,500         5,377
Lyondell Chemical Co. 9.50% 2008                                                                              2,300         2,507
Equistar Chemicals, LP 8.75% 2009                                                                               750           844
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                                1,500         1,748
Norske Skogindustrier ASA 7.625% 2011 (2)                                                                     2,500         2,867
Norske Skogindustrier ASA 6.125% 2015 (2)                                                                     1,500         1,558
Luscar Coal Ltd. 9.75% 2011                                                                                   2,750         3,135
Ainsworth Lumber Co. Ltd. 7.25% 2012 (2)                                                                        375           383
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                          2,000         1,968
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                            500           492


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

MATERIALS (continued)
Weyerhaeuser Co. 5.95% 2008                                                                                 $   533   $       571
Weyerhaeuser Co. 6.75% 2012                                                                                   2,000         2,257
Rhodia 10.25% 2010                                                                                            2,500         2,825
Boise Cascade, LLC and Boise Cascade Fin. Corp. 7.125% 2014 (2)                                               2,525         2,683
Sino-Forest Corp., 9.125% 2011 (2)                                                                            2,315         2,541
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014 (2),(3)                        2,000         1,380
BCP Caylux Holdings Luxembourg SCA 9.625% 2014 (2)                                                            1,000         1,133
Graphic Packaging International, Inc. 8.50% 2011                                                              1,750         1,921
Graphic Packaging International, Inc. 9.50% 2013                                                                500           571
United States Steel Corp. 9.75% 2010                                                                          2,103         2,408
Graham Packaging Co., LP 9.875% 2014 (2)                                                                      2,000         2,145
Rockwood Specialties Group, Inc. 7.625% 2014                                                            (euro)1,500         2,095
Norampac Inc. 6.75% 2013                                                                                     $1,975         2,089
Alcan Inc. 5.20% 2014                                                                                         2,000         2,056
Airgas, Inc. 6.25% 2014                                                                                       2,000         2,050
Building Materials Corp. of America 7.75% 2014 (2)                                                            2,000         2,028
INVISTA 9.25% 2012 (2)                                                                                        1,750         1,960
Steel Dynamics, Inc. 9.50% 2009                                                                               1,750         1,925
Crompton Corp. 7.67% 2010 (1),(2)                                                                             1,600         1,748
Ispat Inland ULC 9.75% 2014                                                                                   1,186         1,471
Oregon Steel Mills, Inc. 10.00% 2009                                                                          1,000         1,118
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (8)                                                   1,000           865
ICI Wilmington, Inc. 5.625% 2013                                                                                750           778
Allegheny Technologies, Inc. 8.375% 2011                                                                        500           558
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (9)                                                             1,500           473
Kappa Beheer BV 10.625% 2009                                                                              (euro)250           360
                                                                                                                          116,749

INDUSTRIALS -- 5.57%
Allied Waste North America, Inc., Series B, 7.625% 2006                                                      $1,500         1,553
Allied Waste North America, Inc. 8.50% 2008                                                                   1,750         1,864
Allied Waste North America, Inc., Series B, 8.875% 2008                                                       1,500         1,613
Allied Waste North America, Inc., Series B, 6.50% 2010                                                        2,250         2,216
Allied Waste North America, Inc., Series B, 5.75% 2011                                                        1,000           945
Allied Waste North America, Inc., Series B, 6.125% 2014                                                       2,000         1,890
Terex Corp. 9.25% 2011                                                                                        1,250         1,409
Terex Corp. 7.375% 2014                                                                                       6,000         6,465
Hutchison Whampoa International Ltd. 7.00% 2011 (2)                                                           1,000         1,119
Hutchison Whampoa International Ltd. 6.50% 2013 (2)                                                           2,750         2,969
Hutchison Whampoa International Ltd. 6.25% 2014 (2)                                                           3,000         3,166
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017 (2)                                                        500           566
Tyco International Group SA 6.125% 2008                                                                       2,375         2,561
Tyco International Group SA 6.125% 2009                                                                       1,000         1,080
Tyco International Group SA 6.375% 2011                                                                       3,770         4,168
Cendant Corp. 6.25% 2008                                                                                      3,000         3,204
Cendant Corp. 7.375% 2013                                                                                     3,500         4,055
Delta Air Lines, Inc. 7.70% 2005                                                                              2,000         1,860
Delta Air Lines, Inc. 8.00% 2007 (2)                                                                          1,500         1,114
Delta Air Lines, Inc. 10.00% 2008                                                                             1,750         1,299
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.85% 2009 (1),(8)                              1,325         1,334
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010                                                     1,000           773
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013 (8)                                                  417           273
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005                                                500           471
Continental Airlines, Inc. 8.00% 2005                                                                         1,000           980
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                             1,000           982
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012                                             2,070         2,079


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

INDUSTRIALS (continued)
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020 (8)                                       $     466  $        407
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022 (8)                                         1,263         1,280
TFM, SA de CV 10.25% 2007                                                                                     3,335         3,568
TFM, SA de CV 11.75% 2009                                                                                       445           456
TFM, SA de CV 12.50% 2012                                                                                     1,730         2,028
Northwest Airlines, Inc. 9.875% 2007                                                                          2,000         1,815
Northwest Airlines, Inc. 7.875% 2008                                                                          1,000           820
Northwest Airlines, Inc. 10.00% 2009                                                                          2,750         2,331
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020 (8)                                               404           443
Bombardier Inc. 6.30% 2014 (2)                                                                                6,000         5,235
General Electric Capital Corp., Series A, 5.375% 2007                                                         1,250         1,299
General Electric Capital Corp., Series A, 6.00% 2012                                                          1,000         1,092
General Electric Co. 5.00% 2013                                                                               2,750         2,826
American Standard Inc. 8.25% 2009                                                                             1,700         1,966
American Standard Inc. 7.625% 2010                                                                            2,300         2,632
Kansas City Southern Railway Co. 9.50% 2008                                                                   1,100         1,255
Kansas City Southern Railway Co. 7.50% 2009                                                                   2,650         2,796
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012 (8)                                            3,008         3,083
Waste Management, Inc. 7.00% 2006                                                                             1,000         1,060
Waste Management, Inc. 7.375% 2010                                                                              650           746
WMX Technologies, Inc. 7.10% 2026                                                                               500           567
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (2),(8)                                       1,105         1,201
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (2),(8)                           881           977
Raytheon Co. -- RC Trust I 7.00% trust preferred 2006                                                         2,000         2,109
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023 (8)                                   500           543
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024 (8)                                 1,500         1,463
Nortek, Inc. 8.50% 2014 (2)                                                                                   1,725         1,811
John Deere Capital Corp. 3.90% 2008                                                                           1,500         1,512
Deere & Co. 8.95% 2019                                                                                          250           295
H-Lines Finance Holding Corp. 0%/11% 2013 (2),(3)                                                             2,375         1,722
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006 (4),(8)                        386           160
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012 (4),(8)                                          1,675         1,489
K&F Acquisition, Inc. 7.75% 2014 (2)                                                                          1,400         1,453
Standard Aero Holdings, Inc. 8.25% 2014 (2)                                                                   1,075         1,166
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006 (8)                                               1,000         1,045
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021 (8)                1,000         1,007
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023 (2),(8)             722           751
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022 (8)                             423           463
Jet Equipment Trust, Series 1994-A, 11.79% 2013 (2),(4)                                                         250             0
                                                                                                                          108,880

MORTGAGE-BACKED OBLIGATIONS8 -- 4.49%
Fannie Mae 6.00% 2013                                                                                           139           146
Fannie Mae 6.00% 2016                                                                                           211           222
Fannie Mae 6.00% 2016                                                                                           139           146
Fannie Mae 6.00% 2017                                                                                           880           923
Fannie Mae 10.00% 2018                                                                                           24            27
Fannie Mae, Series 2001-4, Class GA, 10.239% 2025 (1)                                                           278           317
Fannie Mae 7.00% 2026                                                                                           106           113
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                               394           423
Fannie Mae 6.50% 2031                                                                                            34            36
Fannie Mae 7.50% 2031                                                                                            65            70
Fannie Mae, Series 2001-20, Class C, 12.018% 2031 (1)                                                           188           221
Fannie Mae 5.00% 2033                                                                                         3,510         3,491
Fannie Mae 6.00% 2035                                                                                        19,000        19,638
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                              274           288


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

MORTGAGE-BACKED OBLIGATIONS8 (continued)
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                            $   259       $   277
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                                386           413
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032                      1,520         1,736
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                     4,493         4,490
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035                       750           832
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                            1,000         1,021
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035                             427           432
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036                            1,226         1,303
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1, 3.883% 2037                             2,500         2,498
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26% 2040                               129           131
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040                             1,250         1,348
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015 (2)                                            5,000         4,954
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                                750           811
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                              1,101         1,183
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                             1,750         2,012
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                                 1,500         1,665
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.67% 2034 (1)                          1,929         1,928
Government National Mortgage Assn. 5.50% 2017                                                                   749           782
Government National Mortgage Assn. 7.00% 2023                                                                   104           111
Government National Mortgage Assn. 7.50% 2023                                                                    72            77
Government National Mortgage Assn. 8.00% 2023                                                                   227           247
Government National Mortgage Assn. 7.00% 2024                                                                   167           179
Government National Mortgage Assn. 7.00% 2024                                                                    60            64
Government National Mortgage Assn. 7.50% 2024                                                                    33            36
Government National Mortgage Assn. 7.00% 2025                                                                    96           103
Government National Mortgage Assn. 7.00% 2026                                                                    28            30
Government National Mortgage Assn. 7.00% 2029                                                                    67            71
Government National Mortgage Assn. 7.00% 2029                                                                    30            32
Government National Mortgage Assn. 7.50% 2030                                                                   222           239
Government National Mortgage Assn. 7.50% 2030                                                                    74            80
Government National Mortgage Assn. 7.50% 2030                                                                    45            49
Government National Mortgage Assn. 7.50% 2030                                                                    43            47
Government National Mortgage Assn. 7.50% 2030                                                                     9            10
Government National Mortgage Assn. 8.00% 2030                                                                   105           115
Government National Mortgage Assn. 8.00% 2030                                                                    73            80
Government National Mortgage Assn. 8.00% 2030                                                                    65            71
Government National Mortgage Assn. 8.00% 2031                                                                   125           137
Government National Mortgage Assn. 7.50% 2032                                                                   362           390
Government National Mortgage Assn. 6.50% 2034                                                                   261           275
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033                                               2,500         2,879
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.135% 2033 (1)                                         1,345         1,346
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.052% 2034 (1)                                         1,460         1,462
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                                   2,574         2,793
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.718% 2034 (1)                                      2,718         2,755
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034                               2,500         2,620
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.207% 2030 (1)                                     1,250         1,343
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.207% 2030 (1)                                     1,000         1,089
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008                               738           800
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033                            1,250         1,382
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029 (2)                                      1,000         1,059
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                        1,000         1,077
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034 (1)                             1,667         1,658
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                               237           240
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                           1,250         1,348
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                               1,000         1,110
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034                   1,024         1,075


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

MORTGAGE-BACKED OBLIGATIONS8 (continued)
Chase Manhattan Bank -- First Union National Bank, Commercial Mortgage Trust,
  Series 1999-1, Class B, 7.619% 2031                                                                       $   750     $     856
Freddie Mac 6.00% 2034                                                                                          750           775
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (2)                                         730           747
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033 (1)                      736           739
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                           708           734
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                         500           581
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                          500           543
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 1998-C2, Class A-1, 6.28% 2035    191           192
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.551% 2027 (1),(2)                                176           187
                                                                                                                           87,710


UTILITIES -- 4.07%
Edison Mission Energy 10.00% 2008                                                                             1,000         1,153
Mission Energy Holding Co. 13.50% 2008                                                                        1,525         1,910
Edison Mission Energy 7.73% 2009                                                                              1,500         1,620
Edison Mission Energy 9.875% 2011                                                                             3,925         4,671
Midwest Generation, LLC, Series B, 8.56% 2016 (8)                                                             1,900         2,110
Homer City Funding LLC 8.734% 2026 (8)                                                                          999         1,169
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                                  3,250         3,705
AES Corp. 9.50% 2009                                                                                            695           794
AES Corp. 9.375% 2010                                                                                         2,519         2,941
AES Corp. 8.75% 2013 (2)                                                                                      4,850         5,535
AES Gener SA 7.50% 2014 (2)                                                                                   1,000         1,055
AES Corp. 9.00% 2015 (2)                                                                                        350           403
AES Ironwood, LLC 8.857% 2025 (8)                                                                             1,197         1,365
AES Red Oak, LLC, Series B, 9.20% 2029 (8)                                                                    2,500         2,819
Dynegy Holdings Inc. 9.875% 2010 (2)                                                                          3,225         3,620
Dynegy Holdings Inc. 10.125% 2013 (2)                                                                         3,750         4,313
Southern Power Co., Series B, 6.25% 2012                                                                      6,000         6,567
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                  4,750         5,581
Nevada Power Co. 5.875% 2015 (2)                                                                                150           152
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                   2,750         2,850
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                          1,500         1,554
Commonwealth Edison Co., Series 99, 3.70% 2008                                                                1,500         1,511
Exelon Generation Co., LLC 6.95% 2011                                                                         1,300         1,469
Constellation Energy Group, Inc. 6.125% 2009                                                                  2,550         2,762
TXU Corp., Series O, 4.80% 2009 (2)                                                                           1,700         1,705
Oncor Electric Delivery Co. 6.375% 2012                                                                         800           884
American Electric Power Co., Inc., Series A, 6.125% 2006                                                      2,200         2,281
Drax Group Ltd., Class A-1, 7.418% 2015 (1),(2)                                                          (pound)242           466
Drax Group Ltd., Class A-2, units 8.918% 2015 (1),(2),(10)                                                      278         1,358
Drax Group Ltd., Class B, 6.918% 2025 (1),(2)                                                                   205           422
Duke Capital Corp. 6.25% 2013                                                                                $1,000         1,083
Duke Capital Corp. 5.50% 2014                                                                                 1,000         1,024
SP PowerAssets Ltd. 3.80% 2008 (2)                                                                            2,000         2,001
Texas Genco LLC and Texas Genco Fncg. Corp. 6.875% 2014 (2)                                                   1,900         1,974
NiSource Finance Corp. 7.625% 2005                                                                            1,250         1,296
Cilcorp Inc. 8.70% 2009                                                                                       1,000         1,179
Israel Electric Corp. Ltd. 7.70% 2018 (2)                                                                     1,000         1,142
PSEG Energy Holdings Inc. 8.625% 2008                                                                         1,000         1,103
                                                                                                                           79,547

INFORMATION TECHNOLOGY -- 2.75%
Electronic Data Systems Corp. 6.334% 2006                                                                     2,000         2,078
Electronic Data Systems Corp. 7.125% 2009                                                                     8,050         8,875
Electronic Data Systems Corp., Series B, 6.50% 2013 (1)                                                       3,900         4,125


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

INFORMATION TECHNOLOGY (continued)
Motorola, Inc. 7.625% 2010                                                                                   $1,500      $  1,742
Motorola, Inc. 8.00% 2011                                                                                     3,250         3,892
Motorola, Inc. 7.50% 2025                                                                                       500           586
Motorola, Inc. 6.50% 2028                                                                                       250           265
Motorola, Inc. 5.22% 2097                                                                                     1,000           810
Nortel Networks Ltd. 6.125% 2006                                                                              5,975         6,109
Xerox Corp. 7.125% 2010                                                                                       5,000         5,425
Sanmina-SCI Corp. 10.375% 2010                                                                                3,750         4,322
Jabil Circuit, Inc. 5.875% 2010                                                                               3,500         3,689
Solectron Corp., Series B, 7.375% 2006                                                                          625           648
Solectron Corp. 9.625% 2009                                                                                   2,750         3,039
Flextronics International Ltd. 9.75% 2010                                                               (euro)2,000         2,980
Freescale Semiconductor, Inc. 6.875% 2011                                                                    $2,400         2,586
Viasystems, Inc. 10.50% 2011                                                                                  1,500         1,478
Lucent Technologies Inc. 7.25% 2006                                                                           1,000         1,050
Exodus Communications, Inc. 11.625% 2010 (4),(5)                                                                382            --
                                                                                                                           53,699

HEALTH CARE -- 2.35%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                                      4,500         4,566
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                      2,500         2,625
Columbia/HCA Healthcare Corp. 8.85% 2007                                                                      2,000         2,158
HCA Inc. 5.50% 2009                                                                                           5,500         5,508
HCA -- The Healthcare Co. 8.75% 2010                                                                          1,250         1,430
HCA Inc. 6.25% 2013                                                                                           1,250         1,263
Concentra Operating Corp. 9.50% 2010                                                                          4,000         4,540
Concentra Operating Corp. 9.125% 2012 (2)                                                                     3,250         3,689
Universal Hospital Services, Inc., Series B, 10.125% 2011                                                     2,400         2,508
Amgen Inc. 4.00% 2009 (2)                                                                                     2,500         2,495
Triad Hospitals, Inc. 7.00% 2012                                                                              2,250         2,379
Aetna Inc. 7.375% 2006                                                                                        1,400         1,458
Aetna Inc. 7.875% 2011                                                                                          750           879
Health Net, Inc. 9.875% 2011 (1)                                                                              1,875         2,265
Tenet Healthcare Corp. 6.375% 2011                                                                            1,000           933
Tenet Healthcare Corp. 9.875% 2014 (2)                                                                        1,000         1,095
Humana Inc. 7.25% 2006                                                                                        1,500         1,580
Quintiles Transnational Corp. 10.00% 2013                                                                     1,250         1,406
Schering-Plough Corp. 5.30% 2013                                                                              1,000         1,047
UnitedHealth Group Inc. 5.20% 2007                                                                            1,000         1,036
Hospira, Inc. 4.95% 2009                                                                                      1,000         1,023
                                                                                                                           45,883

CONSUMER STAPLES -- 2.25%
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                         2,105         2,200
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                         6,005         6,831
Ahold Finance U.S.A., Inc. 6.50% 2017                                                                    (pound)525         1,001
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020 (8)                                             $   473           513
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025 (8)                                               1,075         1,178
Delhaize America, Inc. 8.125% 2011                                                                            6,400         7,493
Jean Coutu Group (PJC) Inc. 7.625% 2012 (2)                                                                     300           319
Jean Coutu Group (PJC) Inc. 8.50% 2014 (2)                                                                    6,700         6,901
CVS Corp. 6.117% 2013 (2),(8)                                                                                 1,391         1,476
CVS Corp. 5.298% 2027 (2),(8)                                                                                 3,625         3,624
Stater Bros. Holdings Inc. 5.99% 2010 (1)                                                                     2,550         2,633
Stater Bros. Holdings Inc. 8.125% 2012                                                                          500           531
Rite Aid Corp. 6.875% 2013                                                                                    2,125         1,923


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

CONSUMER STAPLES (continued)
Winn-Dixie Stores, Inc. 8.875% 2008                                                                          $2,000      $  1,900
SUPERVALU INC. 7.50% 2012                                                                                     1,500         1,753
Gold Kist Inc. 10.25% 2014                                                                                    1,371         1,611
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                        1,000         1,110
Duane Reade Inc. 7.01% 2010 (1),(2)                                                                           1,000         1,020
                                                                                                                           44,017

ENERGY -- 1.90%
Premcor Refining Group Inc. 9.25% 2010                                                                        3,750         4,256
Premcor Refining Group Inc. 6.125% 2011                                                                       2,000         2,105
Premcor Refining Group Inc. 6.75% 2011                                                                        2,700         2,923
Premcor Refining Group Inc. 9.50% 2013                                                                          650           757
Premcor Refining Group Inc. 6.75% 2014                                                                        2,000         2,135
Premcor Refining Group Inc. 7.50% 2015                                                                          275           299
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (2),(8)                                                 5,212         5,124
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (8)                                                        87            86
Newfield Exploration Co. 8.375% 2012                                                                          3,250         3,656
Newfield Exploration Co. 6.625% 2014 (2)                                                                      1,000         1,063
Tengizchevroil Finance Co. S.ar.L., Series A, 6.124% 2014 (2),(8)                                             3,250         3,274
Williams Companies, Inc. 7.125% 2011                                                                            500           549
Williams Companies, Inc. 8.125% 2012                                                                          1,830         2,123
General Maritime Corp. 10.00% 2013                                                                            2,200         2,541
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2),(8)                                                        2,500         2,509
Teekay Shipping Corp. 8.875% 2011                                                                             1,200         1,398
Devon Financing Corp., ULC 6.875% 2011                                                                          750           851
Southern Natural Gas Co. 8.00% 2032                                                                             750           822
Reliance Industries Ltd., Series B, 10.25% 2097                                                                 500           551
                                                                                                                           37,022

ASSET-BACKED OBLIGATIONS8 -- 1.82%
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016                                3,510         3,632
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020                                   3,300         3,508
CWABS, Inc., Series 2004-15, Class 2-F-4, 4.614% 2032                                                         2,000         1,994
CWABS, Inc., Series 2004-12, Class 2-AV-2, 2.698% 2033 (1)                                                    2,500         2,502
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71% 2026                           1,600         1,595
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2, 2.64% 2035 (1)                       2,500         2,498
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                                        2,500         2,777
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2-B, 2.73% 2035 (1)            2,500         2,501
Green Tree Financial Corp., Series 1995-6, Class B-2, 8.00% 2026 (4)                                            803            40
Green Tree Financial Corp., Series 1996-5, Class B-2, 8.45% 2027 (4)                                            660             3
Green Tree Financial Corp., Series 1997-8, Class B-2, 7.75% 2028 (4)                                            342             2
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029 (4)                                    1,699         1,478
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                       199           200
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007 (2)          1,500         1,568
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                                1,500         1,491
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                   1,477         1,483
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009 (2)                                        1,250         1,254
Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007 (1),(2)                                                  1,259         1,250
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                              1,000         1,006
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                         918           930
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011 (2)                         907           899
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (2)                                 750           801
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 3.103% 2010 (1),(2)                            750           756
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009 (2)                              524           526
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3, FSA insured, 2.72% 2007                     465           465
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685% 2012 (2)                         94            94
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012 (2)                        251           251
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (2)                                  96            96
                                                                                                                           35,600


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

NON-U.S. GOVERNMENT OBLIGATIONS -- 1.76%
German Government 5.25% 2008                                                                            (euro)5,650         8,203
German Government 5.25% 2011                                                                                  1,750         2,631
United Mexican States Government Global 4.625% 2008                                                          $2,735         2,773
United Mexican States Government Global 8.625% 2008                                                           2,500         2,844
United Mexican States Government Global 10.375% 2009                                                            500           613
United Mexican States Government Global 9.875% 2010                                                           1,000         1,232
United Mexican States Government Global 11.375% 2016                                                            750         1,109
Russian Federation 8.25% 2010                                                                                 3,500         3,891
Russian Federation 8.25% 2010 (2)                                                                             2,000         2,224
Panama (Republic of) Global 9.375% 2023                                                                       1,920         2,227
Panama (Republic of) Global 9.375% 2029                                                                       1,000         1,180
Brazil (Federal Republic of) 14.50% 2009                                                                      1,500         2,008
Brazil (Federal Republic of) Global 10.25% 2013                                                                 375           443
Canadian Government 4.25% 2026 (6)                                                                          C$1,200         1,395
Dominican Republic 9.04% 2013 (2)                                                                            $1,000           833
State of Qatar 9.75% 2030                                                                                       500           728
                                                                                                                           34,334

MUNICIPALS -- 0.78%
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2003, 4.375% 2019                                                                                    1,500         1,497
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2003, 6.125% 2024                                                                                      750           742
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2002, 5.75% 2032                                                                                     1,455         1,390
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
  Asset-backed Bonds, 6.125% 2027                                                                             3,210         3,206
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2003-A1, 5.00% 2021                                                                                  1,640         1,656
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2003-A1, 6.25% 2033                                                                                  1,500         1,502
State of North Carolina, Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Federally Taxable,
  Series 2003-E, 5.55% 2014                                                                                   1,625         1,623
State of South Dakota, Educational Enhancement Funding Corp. Tobacco Settlement Asset-backed Bonds,
  Series 2002-A, Class A, 6.72% 2025                                                                          1,637         1,573
State of California, Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-E, 4.33% 2006             1,500         1,516
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2001-A, Class A, 6.36% 2025                                                                            535           528
                                                                                                                           15,233


Total bonds & notes (cost: $1,517,268,000)                                                                              1,581,989


                                                                                                         Shares or
Convertible securities -- 0.96%                                                                     principal amount

CONSUMER DISCRETIONARY -- 0.40%
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                                            $648,000           652
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                                   (euro)4,300,000         5,970
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                            24,400         1,288
                                                                                                                            7,910

TELECOMMUNICATION SERVICES -- 0.24%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                                     (euro)1,750,000         2,611
American Tower Corp. 5.00% convertible debentures 2010                                                   $2,000,000         2,020
                                                                                                                            4,631

INFORMATION TECHNOLOGY -- 0.17%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                         $1,500,000         1,365
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                         $1,000,000           970
Celestica Inc. 0% convertible debentures 2020                                                            $1,700,000           948
                                                                                                                            3,283

                                                                                                         Shares or    Market amount
Convertible securities                                                                             principal amount         (000)

FINANCIALS -- 0.15%
Providian Financial Corp. 3.25% convertible debentures 2005                                              $3,000,000      $  3,011


Total convertible securities (cost: $13,420,000)                                                                           18,835


Rights & warrants -- 0.04%                                                                                    Shares

TELECOMMUNICATION SERVICES -- 0.04%
American Tower Corp., warrants, expire 2008 (2),(11)                                                          3,000           690
XO Communications, Inc., Series A, warrants, expire 2010 (11)                                                 1,698             1
XO Communications, Inc., Series B, warrants, expire 2010 (11)                                                 1,273             1
XO Communications, Inc., Series C, warrants, expire 2010 (11)                                                 1,273             0
GT Group Telecom Inc., warrants, expire 2010 (2),(5),(11)                                                     1,000            --

Total rights & warrants (cost: $54,000)                                                                                       692


Preferred stocks -- 3.02%

FINANCIALS -- 2.98%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (1),(2)                        6,430,000         7,528
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated) (1),(2)                  6,075,000         6,886
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (undated) (1),(2)     8,030,000        10,015
Fannie Mae, Series O, 7.00% preferred 2007 (2),(11)                                                         130,000         7,280
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred (undated) (1),(2)                4,650,000         5,439
ING Capital Funding Trust III 8.439% noncumulative preferred (undated) (1)                                4,250,000         5,095
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated) (1),(2)                            3,750,000         4,324
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                            2,200,000         2,288
RBS Capital Trust I noncumulative trust preferred 4.709% (undated) (1)                                    1,500,000         1,464
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (1),(2)                          1,175,000         1,300
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (1),(2)                            850,000         1,049
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities (2)                      65,000         1,763
ACE Ltd., Series C, 7.80% preferred depositary shares                                                        60,000         1,593
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares (undated) (1),(2)    750,000           868
First Republic Capital Corp., Series A, 10.50% preferred (2),(5)                                                750           789
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                   20,000           556
                                                                                                                           58,237

TELECOMMUNICATION SERVICES -- 0.04%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009 (5)                                     1,807           813


CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009 (11)                                           5,000             6


INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units (5)                                                                            55           --


Total preferred stocks (cost: $54,946,000)                                                                                 59,056



                                                                                                                       Market amount
Common stocks -- 0.22%                                                                                        Shares         (000)

TELECOMMUNICATION SERVICES -- 0.17%
NTELOS Inc.2,5,11                                                                                            67,399    $    2,463
Nextel Communications, Inc., Class A (11)                                                                    26,609           798
XO Communications, Inc. (11)                                                                                    848             3
                                                                                                                            3,264

INDUSTRIALS -- 0.04%
Delta Air Lines, Inc. (2),(5),(11)                                                                           60,887           387
DigitalGlobe, Inc. (2),(5),(11)                                                                             306,464           307
                                                                                                                              694

INFORMATION TECHNOLOGY -- 0.01%
ZiLOG, Inc. (11)                                                                                             32,500           260


HEALTH CARE -- 0.00%
Clarent Hospital Corp. (5),(11)                                                                              16,114             8


Total common stocks (cost: $4,120,000)                                                                                      4,226


                                                                                                   Principal amount
Short-term securities -- 14.57%                                                                                (000)

Pfizer Inc 2.13%-2.23% due 1/18-2/1/2005 (2),(7)                                                            $39,250        39,184
Procter & Gamble Co. 1.97%-2.14% due 1/21/2005 (2)                                                           28,500        28,464
U.S. Treasury Bills 1.785%-2.05% due 1/20-3/10/2005                                                          28,300        28,239
Coca-Cola Co. 2.15%-2.17% due 1/14-1/28/2005                                                                 17,100        17,081
Tennessee Valley Authority 2.15% due 1/20/2005                                                               16,400        16,380
NetJets Inc. 2.03% due 1/14/2005 (2)                                                                         15,600        15,587
Harley-Davidson Funding Corp. 2.26% due 1/13/2005 (2)                                                        15,250        15,238
Scripps (E.W.) Co. 2.15% due 1/12/2005 (2)                                                                   15,000        14,989
SBC Communications Inc. 2.30% due 1/26/2005 (2)                                                              15,000        14,975
Hershey Foods Corp. 2.18% due 1/26/2005 (2)                                                                  13,800        13,778
Abbott Laboratories Inc. 2.16%-2.25% due 1/18-1/20/2005 (2)                                                  12,500        12,486
Three Pillars Funding, LLC 2.34% due 1/12/2005 (2)                                                           12,000        11,991
Private Export Funding Corp. 2.08% due 2/8/2005 (2)                                                          10,000         9,975
Freddie Mac 2.27%-2.373% due 2/1-3/8/2005 (7)                                                                 9,500         9,469
Eli Lilly and Co. 2.01%-2.03% due 1/12-1/19/2005 (2)                                                          9,200         9,193
Wal-Mart Stores Inc. 2.21% due 1/26/2005 (2)                                                                  8,400         8,387
General Electric Capital Corp. 2.20% due 1/3/2005                                                             8,100         8,099
PepsiCo Inc. 2.24% due 1/13/2005 (2)                                                                          5,400         5,396
Clipper Receivables Co., LLC 2.34% due 1/13/2005 (2)                                                          4,300         4,296
CAFCO, LLC 2.36% due 2/22/2005 (2)                                                                            1,500         1,495

Total short-term securities (cost: $284,704,000)                                                                          284,702


Total investment securities (cost: $1,874,512,000)                                                                      1,949,500
Other assets less liabilities                                                                                               4,245

Net assets                                                                                                             $1,953,745





(1)  Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $508,896,000, which represented 26.05% of the net assets of the fund.
(3)  Step bond; coupon rate will increase at a later date.
(4) Company not making scheduled interest payments; bankruptcy proceedings pending.
(5) Valued under fair value procedures adopted by authority of the Board of Trustees.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(9) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(10) This unit also contains 52,000 par of Drax Group Ltd., Class A-3, 10.038% 2020 and 52,000 shares of Drax Group Ltd. common stock.
(11) Security did not produce income during the last 12 months.





HIGH INCOME BOND FUND

Investment portfolio
December 31, 2004

                                                                                                   Principal amount     Market value
Bonds & notes -- 77.67%                                                                                        (000)         (000)

CONSUMER DISCRETIONARY -- 22.73%
Ford Motor Credit Co. 7.375% 2009                                                                          $  1,750      $  1,890
Ford Motor Credit Co. 7.875% 2010                                                                            10,050        11,085
General Motors Acceptance Corp. 6.125% 2007                                                                   1,500         1,545
General Motors Acceptance Corp. 7.75% 2010                                                                    2,300         2,471
General Motors Acceptance Corp. 6.875% 2011                                                                   2,000         2,052
General Motors Corp. 7.20% 2011                                                                               1,000         1,027
General Motors Acceptance Corp. 4.56% 2014 (1)                                                                1,650         1,622
J.C. Penney Co., Inc. 7.375% 2008                                                                               250           276
J.C. Penney Co., Inc. 8.00% 2010                                                                                750           861
J.C. Penney Co., Inc. 9.00% 2012                                                                                376           465
J.C. Penney Co., Inc. 6.875% 2015                                                                             2,000         2,175
J.C. Penney Co., Inc. 7.65% 2016                                                                              1,400         1,610
J.C. Penney Co., Inc. 7.95% 2017                                                                                500           587
J.C. Penney Co., Inc. 7.625% 2097                                                                             2,300         2,461
Young Broadcasting Inc. 8.50% 2008                                                                              900           967
Young Broadcasting Inc. 10.00% 2011                                                                           6,392         6,855
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 10.75% 2009              600           549
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                              1,333         1,420
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011 (2)     1,050           887
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012 (2)    1,000           685
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012 (3)       1,975         2,064
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                   1,808         1,876
Telenet Communications NV 9.00% 2013                                                                   (euro) 2,850         4,323
Telenet Group Holding NV 0%/11.50% 2014 (2),(3)                                                              $3,275         2,505
Cinemark USA, Inc. 9.00% 2013                                                                                 4,545         5,210
Cinemark, Inc. 0%/9.75% 2014 (2)                                                                              2,000         1,520
Six Flags, Inc. 9.50% 2009                                                                                    2,000         2,090
Six Flags, Inc. 8.875% 2010                                                                                     625           636
Six Flags, Inc. 9.75% 2013                                                                                    2,125         2,167
Six Flags, Inc. 9.625% 2014                                                                                   1,500         1,515
CanWest Media Inc., Series B, 10.625% 2011                                                                      625           705
CanWest Media Inc. 8.00% 2012 (3)                                                                             3,566         3,842
CanWest Media Inc., Series B, 7.625% 2013                                                                     1,650         1,805
FrontierVision 11.00% 2006 (4)                                                                                2,650         3,485
Adelphia Communications Corp. 10.25% 2011 (4)                                                                   450           458
Century Communications Corp. 0% 2003 (5)                                                                      1,000         1,065
Quebecor Media Inc. 11.125% 2011                                                                              2,270         2,605
Sun Media Corp. 7.625% 2013                                                                                   2,000         2,192
Carmike Cinemas, Inc. 7.50% 2014                                                                              4,275         4,398
Radio One, Inc., Series B, 8.875% 2011                                                                        4,000         4,375


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

CONSUMER DISCRETIONARY (continued)
RH Donnelley Inc. 8.875% 2010 (3)                                                                            $1,000        $1,120
RH Donnelley Inc. 10.875% 2012 (3)                                                                            2,500         2,981
Kabel Deutschland GmbH 10.625% 2014 (3)                                                                       3,480         4,019
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                                           500           572
Dex Media, Inc., Series B, 0%/9.00% 2013 (2)                                                                    250           197
Dex Media, Inc., Series B, 0%/9.00% 2013 (2)                                                                    250           197
Dex Media, Inc. 8.00% 2013                                                                                    2,575         2,800
Stoneridge, Inc. 11.50% 2012                                                                                  3,150         3,678
Visteon Corp. 8.25% 2010                                                                                      3,000         3,157
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                                2,750         3,004
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                         725           781
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                       1,375         1,561
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                         275           326
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                        250           271
NTL Cable PLC 8.75% 2014 (1),(3)                                                                              1,350         1,529
NTL Cable PLC 8.75% 2014                                                                                  (euro)500           757
NTL Cable PLC 9.75% 2014                                                                                 (pound)300           615
D.R. Horton, Inc. 8.00% 2009                                                                                 $1,875         2,107
D.R. Horton, Inc. 7.875% 2011                                                                                   300           345
Schuler Homes, Inc. 10.50% 2011                                                                                 250           286
D.R. Horton, Inc. 6.875% 2013                                                                                    75            82
Technical Olympic USA, Inc. 9.00% 2010                                                                          900           967
Technical Olympic USA, Inc. 10.375% 2012                                                                      1,500         1,687
NextMedia Operating, Inc. 10.75% 2011                                                                         2,250         2,531
Toys "R" Us, Inc. 7.625% 2011                                                                                   275           275
Toys "R" Us, Inc. 7.875% 2013                                                                                 1,895         1,890
Toys "R" Us, Inc. 7.375% 2018                                                                                   330           307
Mohegan Tribal Gaming Authority 6.375% 2009                                                                   1,695         1,750
Mohegan Tribal Gaming Authority 7.125% 2014                                                                     575           608
Mirage Resorts, Inc. 6.75% 2007                                                                                 550           580
Mirage Resorts, Inc. 6.75% 2008                                                                                 500           528
MGM MIRAGE 6.00% 2009                                                                                         1,150         1,184
Boyds Collection, Ltd., Series B, 9.00% 2008                                                                  2,389         2,281
Buffets, Inc. 11.25% 2010                                                                                     2,025         2,177
Blockbuster Inc. 9.00% 2012 (3)                                                                               2,175         2,159
Tenneco Automotive Inc., Series B, 10.25% 2013                                                                1,500         1,777
Tenneco Automotive Inc. 8.625% 2014 (3)                                                                         350           366
AMC Entertainment Inc. 9.50% 2011                                                                               767           797
AMC Entertainment Inc. 9.875% 2012                                                                              375           411
AMC Entertainment Inc. 8.00% 2014                                                                               850           850
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                      625           722
K. Hovnanian Enterprises, Inc. 6.00% 2010 (3)                                                                 1,250         1,264
William Lyon Homes, Inc. 10.75% 2013                                                                          1,750         1,975
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                              1,725         1,943
ITT Corp. 6.75% 2005                                                                                          1,325         1,368
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                           500           574
Dillard's, Inc. 6.69% 2007                                                                                      790           831
Dillard's, Inc. 6.30% 2008                                                                                      700           724
Dillard Department Stores, Inc. 7.85% 2012                                                                      350           382
Boyd Gaming Corp. 9.25% 2009                                                                                    250           270
Boyd Gaming Corp. 7.75% 2012                                                                                  1,000         1,096
Boyd Gaming Corp. 8.75% 2012                                                                                    500           559
TRW Automotive Acquisition Corp. 9.375% 2013                                                                    807           940
TRW Automotive Acquisition Corp. 11.00% 2013                                                                    650           787
Argosy Gaming Co. 7.00% 2014                                                                                  1,450         1,610
PETCO Animal Supplies, Inc. 10.75% 2011                                                                       1,300         1,528


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

CONSUMER DISCRETIONARY (continued)
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                           $1,500   $     1,513
Fisher Communications, Inc. 8.625% 2014 (3)                                                                   1,360         1,476
EchoStar DBS Corp. 5.75% 2008                                                                                   600           611
EchoStar DBS Corp. 9.125% 2009                                                                                  781           863
Delphi Trust II, trust preferred securities, 6.197% 2033 (1)                                                  1,500         1,405
Beazer Homes USA, Inc. 8.375% 2012                                                                            1,250         1,381
Hilton Hotels Corp. 7.625% 2008                                                                                 265           294
Hilton Hotels Corp. 7.20% 2009                                                                                  610           681
Hilton Hotels Corp. 7.625% 2012                                                                                 225           264
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014 (3)                          1,225         1,191
Univision Communications Inc. 7.85% 2011                                                                      1,000         1,181
Lear Corp., Series B, 8.11% 2009                                                                              1,000         1,135
LBI Media, Inc. 10.125% 2012                                                                                  1,000         1,121
Regal Cinemas Corp., Series B, 9.375% 2012 (6)                                                                1,000         1,090
WCI Communities, Inc. 10.625% 2011                                                                              975         1,087
Cooper Standard Automotive Group 7.00% 2012 (3)                                                                 300           306
Cooper Standard Automotive Group 8.375% 2014 (3)                                                                750           752
Gaylord Entertainment Co. 8.00% 2013                                                                            500           543
Gaylord Entertainment Co. 6.75% 2014 (3)                                                                        500           505
Videotron Ltee 6.875% 2014                                                                                    1,000         1,039
Warner Music Group 7.375% 2014 (3)                                                                            1,000         1,030
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014 (3)                                          1,000           995
Standard Pacific Corp. 5.125% 2009                                                                            1,000           990
Lighthouse International Co. SA 8.00% 2014                                                                (euro)675           946
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006 (3),(4)                                     $   630           602
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006 (4)                                             360           344
Reader's Digest Association, Inc. 6.50% 2011                                                                    900           945
Sealy Mattress Co. 8.25% 2014                                                                                   850           905
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                                   850           873
Payless ShoeSource, Inc. 8.25% 2013                                                                             750           770
Jostens IH Corp. 7.625% 2012 (3)                                                                                725           758
Bombardier Recreational Products Inc. 8.375% 2013                                                               700           751
RBS-Zero Editora Jornalistica SA 11.00% 2010 (3)                                                                758           720
YUM! Brands, Inc. 7.70% 2012                                                                                    500           593
AOL Time Warner Inc. 6.875% 2012                                                                                500           570
Warnaco, Inc. 8.875% 2013                                                                                       500           553
Grupo Posadas, SA de CV 8.75% 2011 (3)                                                                          500           536
Ryland Group, Inc. 5.375% 2008                                                                                  500           523
Dana Corp. 5.85% 2015 (3)                                                                                       500           498
Liberty Media Corp. 5.70% 2013                                                                                  500           497
R.J. Tower Corp., Series B, 12.00% 2013                                                                         375           296
Harrah's Operating Co., Inc. 7.125% 2007                                                                        250           268
ArvinMeritor, Inc. 6.625% 2007                                                                                  250           263
Key Plastics Holdings, Inc., Series B, 10.25% 2007 (4),(6)                                                    4,000            50
                                                                                                                          194,123

TELECOMMUNICATION SERVICES -- 10.97%
Crown Castle International Corp. 9.375% 2011                                                                    750           844
Crown Castle International Corp. 10.75% 2011                                                                    850           926
Crown Castle International Corp. 7.50% 2013                                                                   5,025         5,427
Crown Castle International Corp., Series B, 7.50% 2013                                                        4,050         4,374
American Tower Corp. 9.375% 2009                                                                                405           430
American Tower Corp. 7.25% 2011                                                                                 675           719
American Tower Corp. 7.125% 2012 (3)                                                                          8,115         8,338
American Tower Corp. 7.50% 2012                                                                               1,925         2,031
Qwest Capital Funding, Inc. 7.75% 2006                                                                          750           793


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

TELECOMMUNICATION SERVICES (continued)
Qwest Capital Funding, Inc. 7.00% 2009                                                                       $3,250      $  3,226
Qwest Services Corp. 13.50% 2010 (3)                                                                          4,824         5,825
Qwest Capital Funding, Inc. 7.25% 2011                                                                          950           936
Qwest Services Corp. 14.00% 2014 (3)                                                                            400           508
Nextel Communications, Inc. 6.875% 2013                                                                       1,170         1,275
Nextel Communications, Inc. 7.375% 2015                                                                       6,460         7,138
Dobson Communications Corp. 10.875% 2010                                                                      1,400         1,092
American Cellular Corp., Series B, 10.00% 2011                                                                2,425         2,092
Dobson Cellular Systems, Inc. 9.875% 2012 (3)                                                                 3,100         3,069
Dobson Communications Corp. 8.875% 2013                                                                         712           504
British Telecommunications PLC 7.125% 2011 (1)                                                          (euro)3,500         5,613
Centennial Cellular Corp. 10.75% 2008 (1)                                                                    $1,456         1,518
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                        1,695         1,911
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.625% 2014 (1)                                                  1,800         1,858
Triton PCS, Inc. 8.75% 2011                                                                                     850           676
Triton PCS, Inc. 9.375% 2011                                                                                  2,640         2,125
Triton PCS, Inc. 8.50% 2013                                                                                   1,625         1,576
Western Wireless Corp. 9.25% 2013                                                                             3,925         4,288
Nextel Partners, Inc. 12.50% 2009                                                                               769           875
Nextel Partners, Inc. 8.125% 2011                                                                             1,970         2,197
Nextel Partners, Inc. 8.125% 2011                                                                             1,000         1,115
AT&T Corp. 9.05% 2011 (1)                                                                                     3,050         3,527
Rogers Wireless Inc. 7.25% 2012 (3)                                                                             600           639
Rogers Wireless Inc. 7.50% 2015 (3)                                                                           2,175         2,305
Cincinnati Bell Inc. 7.25% 2013                                                                               2,470         2,550
SBC Communications Inc. 4.125% 2009                                                                           2,500         2,498
France Telecom 8.50% 2011 (1)                                                                                 1,875         2,239
Sprint Capital Corp. 6.375% 2009                                                                              1,480         1,609
SpectraSite, Inc. 8.25% 2010                                                                                  1,075         1,153
SBA Communications Corp. 8.50% 2012 (3)                                                                         775           794
TeleCorp PCS, Inc. 10.625% 2010                                                                                 650           709
FairPoint Communications, Inc. 11.875% 2010                                                                     550           646
PCCW-HKT Capital Ltd. 8.00% 2011 (1),(3)                                                                        500           586
US Unwired Inc., Series B, 10.00% 2012                                                                          500           566
Millicom International Cellular SA 10.00% 2013 (3)                                                              500           526
AirGate PCS, Inc. 9.375% 2009 (3)                                                                                27            29
GT Group Telecom Inc. 0%/13.25% 2010 (2),(4),(6)                                                              4,000             --
                                                                                                                           93,675

MATERIALS -- 10.97%
Owens-Illinois, Inc. 8.10% 2007                                                                                 500           535
Owens-Brockway Glass Container Inc. 8.875% 2009                                                                 785           857
Owens-Illinois, Inc. 7.50% 2010                                                                               1,275         1,359
Owens-Brockway Glass Container Inc. 7.75% 2011                                                                2,425         2,637
Owens-Brockway Glass Container Inc. 8.75% 2012                                                                1,525         1,727
Owens-Brockway Glass Container Inc. 6.75% 2014                                                           (euro) 375           535
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                                $1,000           984
Abitibi-Consolidated Finance LP 7.875% 2009                                                                   1,500         1,594
Abitibi-Consolidated Inc. 8.55% 2010                                                                          2,250         2,450
Abitibi-Consolidated Co. of Canada 5.99% 2011 (1)                                                             1,000         1,035
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                 1,025           983
Millennium America Inc. 9.25% 2008                                                                            1,275         1,457
Lyondell Chemical Co. 9.50% 2008                                                                              1,000         1,090
Equistar Chemicals, LP 10.125% 2008                                                                             525           608
Equistar Chemicals, LP 8.75% 2009                                                                               150           169


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

MATERIALS (continued)
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                              $   200     $     233
Lyondell Chemical Co. 10.50% 2013                                                                             2,000         2,390
Millennium America Inc. 7.625% 2026                                                                             975           965
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                              5,900         6,770
Georgia-Pacific Corp. 7.50% 2006                                                                                250           263
Fort James Corp. 6.875% 2007                                                                                    125           133
Georgia-Pacific Corp. 8.875% 2010                                                                               675           789
Georgia-Pacific Corp. 8.125% 2011                                                                             3,225         3,725
Georgia-Pacific Corp. 9.50% 2011                                                                                350           433
Georgia-Pacific Corp. 7.70% 2015                                                                                350           402
Stone Container Corp. 9.25% 2008                                                                              1,000         1,110
Stone Container Corp. 9.75% 2011                                                                              1,175         1,292
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                     2,700         2,896
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014 (2),(3)                        4,750         3,277
BCP Caylux Holdings Luxembourg SCA 9.625% 2014 (3)                                                            1,150         1,302
Earle M. Jorgensen Co. 9.75% 2012                                                                             3,150         3,559
Nalco Co. 7.75% 2011                                                                                          3,140         3,407
Building Materials Corp. of America 7.75% 2014 (3)                                                            3,100         3,143
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                       2,500         2,944
Graphic Packaging International, Inc. 8.50% 2011                                                              1,625         1,783
Graphic Packaging International, Inc. 9.50% 2013                                                                750           857
Ainsworth Lumber Co. Ltd. 7.25% 2012 (3)                                                                        500           511
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                          2,025         1,992
Longview Fibre Co. 10.00% 2009                                                                                2,250         2,469
Oregon Steel Mills, Inc. 10.00% 2009                                                                          2,200         2,458
United States Steel Corp. 9.75% 2010                                                                          2,103         2,408
Koppers Inc. 9.875% 2013                                                                                      1,800         2,061
KI Holdings Inc. 0%/9.875% 2014 (2),(3)                                                                         450           290
Rhodia 10.25% 2010                                                                                            2,000         2,260
Luscar Coal Ltd. 9.75% 2011                                                                                   1,900         2,166
INVISTA 9.25% 2012 (3)                                                                                        1,675         1,876
Kappa Beheer BV 10.625% 2009                                                                            (euro)1,250         1,799
Rockwood Specialties Group, Inc. 7.50% 2014 (3)                                                                $700           730
Rockwood Specialties Group, Inc. 7.625% 2014                                                              (euro)700           978
Sino-Forest Corp. 9.125% 2011 (3)                                                                            $1,305         1,432
Indah Kiat International Finance Co. BV 11.875% 2002 (5)                                                      2,000         1,310
Ispat Inland ULC 9.75% 2014                                                                                     975         1,209
Graham Packaging Co., LP 9.875% 2014 (3)                                                                      1,000         1,073
Boise Cascade, LLC and Boise Cascade Fin. Corp. 7.125% 2014 (3)                                                 900           956
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                       1,000           955
Crompton Corp. 7.67% 2010 (1),(3)                                                                               800           874
Allegheny Technologies, Inc. 8.375% 2011                                                                        750           836
Norampac Inc. 6.75% 2013                                                                                        750           793
Airgas, Inc. 6.25% 2014                                                                                         750           769
Huntsman LLC 11.50% 2012 (3)                                                                                    575           683
Steel Dynamics, Inc. 9.50% 2009                                                                                 500           550
AMH Holdings, Inc. 0%/11.25% 2014 (2)                                                                           750           544
                                                                                                                           93,675

INDUSTRIALS -- 6.80%
Allied Waste North America, Inc. 8.50% 2008                                                                   1,175         1,251
Allied Waste North America, Inc., Series B, 8.875% 2008                                                       1,125         1,209
Allied Waste North America, Inc., Series B, 6.50% 2010                                                        1,000           985
Allied Waste North America, Inc., Series B, 5.75% 2011                                                        1,000           945
Allied Waste North America, Inc., Series B, 6.125% 2014                                                       1,500         1,417
Allied Waste North America, Inc., Series B, 7.375% 2014                                                       1,650         1,588


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

INDUSTRIALS (continued)
Northwest Airlines, Inc. 8.875% 2006                                                                         $1,500      $  1,446
Northwest Airlines, Inc. 9.875% 2007                                                                          2,325         2,110
Northwest Airlines, Inc. 7.875% 2008                                                                            665           545
Northwest Airlines, Inc. 10.00% 2009                                                                          2,550         2,161
Laidlaw International, Inc. 10.75% 2011                                                                       4,475         5,247
Terex Corp. 9.25% 2011                                                                                        1,500         1,691
Terex Corp., Class B, 10.375% 2011                                                                            1,260         1,417
Terex Corp. 7.375% 2014                                                                                       1,500         1,616
Jacuzzi Brands, Inc. 9.625% 2010                                                                              2,750         3,066
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012 (3)                                             2,600         2,808
Delta Air Lines, Inc. 8.00% 2007 (3)                                                                          2,300         1,708
Delta Air Lines, Inc. 10.00% 2008                                                                             1,000           743
American Standard Inc. 8.25% 2009                                                                             1,500         1,734
American Standard Inc. 7.625% 2010                                                                              500           572
DRS Technologies, Inc. 6.875% 2013 (3)                                                                        1,475         1,549
DRS Technologies, Inc. 6.875% 2013                                                                              700           735
AGCO Corp. 9.50% 2008                                                                                         1,750         1,873
AGCO Corp. 6.875% 2014                                                                                   (euro) 250           361
Nortek, Inc. 8.50% 2014 (3)                                                                                  $2,110         2,216
United Rentals (North America), Inc., Series B, 6.50% 2012                                                    1,750         1,715
United Rentals (North America), Inc. 7.75% 2013                                                                 500           493
Tyco International Group SA 6.125% 2008                                                                       1,500         1,617
Tyco International Group SA 6.125% 2009                                                                         500           540
Standard Aero Holdings, Inc. 8.25% 2014 (3)                                                                   1,625         1,763
Bombardier Capital Inc., Series A, 6.125% 2006 (3)                                                            1,000         1,005
Bombardier Inc. 6.75% 2012 (3)                                                                                  600           554
Continental Airlines, Inc. 8.00% 2005                                                                         1,000           980
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022 (7)                                           540           547
TFM, SA de CV 10.25% 2007                                                                                       365           391
TFM, SA de CV 11.75% 2009                                                                                        70            72
TFM, SA de CV 12.50% 2012                                                                                       820           961
NMHG Holding Co. 10.00% 2009                                                                                  1,250         1,388
Kansas City Southern Railway Co. 9.50% 2008                                                                     135           154
Kansas City Southern Railway Co. 7.50% 2009                                                                     865           913
K&F Acquisition, Inc. 7.75% 2014 (3)                                                                          1,000         1,038
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                         940           948
ACIH Inc. 0%/11.50% 2012 (2),(3)                                                                              1,000           728
Synagro Technologies, Inc. 9.50% 2009                                                                           500           548
Goodman Global Holdings 5.76% 2012 (1),(3)                                                                      500           510
Argo-Tech Corp. 9.25% 2011                                                                                      175           193
                                                                                                                           58,051

UTILITIES -- 6.04%
Edison Mission Energy 10.00% 2008                                                                             1,750         2,017
Mission Energy Holding Co. 13.50% 2008                                                                        2,100         2,630
Edison Mission Energy 7.73% 2009                                                                              4,325         4,671
Edison Mission Energy 9.875% 2011                                                                             3,200         3,808
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                                  2,200         2,508
AES Corp. 9.50% 2009                                                                                          1,646         1,881
AES Corp. 9.375% 2010                                                                                           347           405
AES Corp. 8.75% 2013 (3)                                                                                      6,600         7,532
AES Gener SA 7.50% 2014 (3)                                                                                   1,750         1,846
Dynegy Holdings Inc. 9.875% 2010 (3)                                                                          2,000         2,245
Dynegy Holdings Inc. 10.125% 2013 (3)                                                                         4,025         4,629
Nevada Power Co., Series A, 8.25% 2011                                                                          150           173
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                  3,675         4,318


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

UTILITIES (continued)
Sierra Pacific Resources 8.625% 2014                                                                           $875     $     993
Nevada Power Co. 5.875% 2015 (3)                                                                                275           278
Drax Group Ltd., Class A-1, 7.418% 2015 (1),(3)                                                          (pound)404           779
Drax Group Ltd., Class A-2, unit 8.918% 2015 (1),(3),(8)                                                        464         2,267
Drax Group Ltd., Class B, 6.918% 2025 (1),(3)                                                                   341           702
PSEG Energy Holdings Inc. 8.625% 2008                                                                        $2,880         3,175
Texas Genco LLC and Texas Genco Fncg. Corp. 6.875% 2014 (3)                                                   2,775         2,883
NRG Energy, Inc. 8.00% 2013 (3)                                                                               1,000         1,095
Electricidad de Caracas Finance BV 10.25% 2014 (3)                                                              735           772
                                                                                                                           51,607

CONSUMER STAPLES -- 5.49%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                        1,250         1,387
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                       1,750         1,977
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                            5,335         5,895
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                         2,350         2,456
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                         2,790         3,174
Ahold Finance U.S.A., Inc. 6.50% 2017                                                                    (pound)100           191
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020 (7)                                             $   236           257
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025 (7)                                                 550           603
Fage Dairy Industry SA 9.00% 2007                                                                             6,000         6,060
Jean Coutu Group (PJC) Inc. 7.625% 2012 (3)                                                                     125           133
Jean Coutu Group (PJC) Inc. 8.50% 2014 (3)                                                                    5,075         5,227
Rite Aid Corp. 6.875% 2013                                                                                    3,375         3,054
Rite Aid Corp. 9.25% 2013                                                                                       375           381
Gold Kist Inc. 10.25% 2014                                                                                    1,982         2,329
Pathmark Stores, Inc. 8.75% 2012                                                                              2,200         2,112
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                             1,875         2,072
Duane Reade Inc. 7.01% 2010 (1),(3)                                                                           2,000         2,040
Delhaize America, Inc. 8.125% 2011                                                                            1,480         1,733
Constellation Brands, Inc. 8.125% 2012                                                                        1,375         1,500
Stater Bros. Holdings Inc. 5.99% 2010 (1)                                                                     1,100         1,136
Stater Bros. Holdings Inc. 8.125% 2012                                                                          250           266
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                               1,125         1,195
Winn-Dixie Stores, Inc. 8.875% 2008                                                                           1,050           997
Dole Food Co., Inc. 8.875% 2011                                                                                 500           546
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                              200           188
                                                                                                                           46,909

INFORMATION TECHNOLOGY -- 4.95%
Solectron Corp., Series B, 7.375% 2006                                                                          125           130
Solectron Corp. 9.625% 2009                                                                                   6,385         7,055
Sanmina-SCI Corp. 10.375% 2010                                                                                5,750         6,627
Xerox Corp. 7.125% 2010                                                                                       3,575         3,879
Xerox Corp. 7.625% 2013                                                                                       1,000         1,103
Electronic Data Systems Corp. 7.125% 2009                                                                     1,650         1,819
Electronic Data Systems Corp., Series B, 6.50% 2013 (1)                                                       2,470         2,612
Nortel Networks Ltd. 6.125% 2006                                                                              2,975         3,042
Viasystems, Inc. 10.50% 2011                                                                                  2,610         2,571
Motorola, Inc. 7.625% 2010                                                                                      500           581
Motorola, Inc. 8.00% 2011                                                                                       975         1,168
Motorola, Inc. 7.50% 2025                                                                                       200           234
Motorola, Inc. 5.22% 2097                                                                                       650           526
Lucent Technologies Inc. 7.25% 2006                                                                           2,000         2,100
Freescale Semiconductor, Inc. 6.875% 2011                                                                     1,700         1,832
Micron Technology, Inc. 6.50% 2005 (3)                                                                        1,810         1,800


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

INFORMATION TECHNOLOGY (continued)
MagnaChip Semiconductor, Ltd. 5.78% 2011 (1),(3)                                                            $   250     $     258
MagnaChip Semiconductor, Ltd. 6.875% 2011 (3)                                                                 1,325         1,371
Flextronics International Ltd. 9.75% 2010                                                                 (euro)875         1,304
Flextronics International Ltd. 6.50% 2013                                                                   $   200           206
Jabil Circuit, Inc. 5.875% 2010                                                                                 875           922
Amkor Technology, Inc. 9.25% 2008                                                                               425           437
Amkor Technology, Inc. 7.75% 2013                                                                               375           354
Iron Mountain Inc. 7.75% 2015                                                                                   300           306
                                                                                                                           42,237

ENERGY -- 3.07%
Port Arthur Finance Corp. 12.50% 2009 (7)                                                                       247           290
Premcor Refining Group Inc. 9.25% 2010                                                                        1,200         1,362
Premcor Refining Group Inc. 6.125% 2011                                                                       1,500         1,579
Premcor Refining Group Inc. 6.75% 2011                                                                        1,650         1,786
Premcor Refining Group Inc. 7.75% 2012                                                                        3,900         4,319
Premcor Refining Group Inc. 9.50% 2013                                                                          675           786
Premcor Refining Group Inc. 6.75% 2014                                                                        1,000         1,068
Premcor Refining Group Inc. 7.50% 2015                                                                          350           381
Petrozuata Finance, Inc., Series B, 8.22% 2017 (3),(7)                                                        3,755         3,769
Petrozuata Finance, Inc., Series B, 8.22% 2017 (7)                                                              350           351
General Maritime Corp. 10.00% 2013                                                                            2,615         3,020
Newfield Exploration Co., Series B, 7.45% 2007                                                                  250           271
Newfield Exploration Co. 7.625% 2011                                                                            500           565
Newfield Exploration Co. 8.375% 2012                                                                            250           281
Newfield Exploration Co. 6.625% 2014 (3)                                                                      1,325         1,408
Northwest Pipeline Corp. 8.125% 2010                                                                          1,375         1,528
Williams Companies, Inc. 8.125% 2012                                                                            250           290
Williams Companies, Inc. 7.875% 2021                                                                            250           280
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014 (3)                                         1,375         1,380
Teekay Shipping Corp. 8.875% 2011                                                                             1,100         1,282
Overseas Shipholding Group, Inc. 8.25% 2013                                                                     250           279
                                                                                                                           26,275

HEALTH CARE -- 2.44%
Quintiles Transnational Corp. 10.00% 2013                                                                     5,625         6,328
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014 (2),(3)                                             1,300           929
Tenet Healthcare Corp. 6.375% 2011                                                                            2,975         2,774
Tenet Healthcare Corp. 7.375% 2013                                                                              875           853
Tenet Healthcare Corp. 9.875% 2014 (3)                                                                          800           876
Concentra Operating Corp. 9.50% 2010                                                                          2,375         2,696
Concentra Operating Corp. 9.125% 2012 (3)                                                                       250           284
Columbia/HCA Healthcare Corp. 6.91% 2005                                                                      1,875         1,903
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                        750           788
Universal Hospital Services, Inc., Series B, 10.125% 2011                                                     1,080         1,129
Team Health, Inc. 9.00% 2012                                                                                  1,000           982
Triad Hospitals, Inc. 7.00% 2012                                                                                925           978
Elan Finance PLC and Elan Finance Corp. 7.75% 2011 (3)                                                          275           294
                                                                                                                           20,814

FINANCIALS -- 2.29%
Providian Financial Corp., Series A, 9.525% 2027 (3)                                                          3,500         3,605
Host Marriott, LP, Series E, 8.375% 2006                                                                        400           420
Host Marriott, LP, Series G, 9.25% 2007                                                                          75            84
Host Marriott, LP, Series I, 9.50% 2007                                                                         100           110
Host Marriott, LP, Series L, 7.00% 2012 (3)                                                                   1,000         1,063


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

FINANCIALS (continued)
Host Marriott, LP, Series K, 7.125% 2013                                                                     $1,125    $    1,208
Capital One Financial Corp. 8.75% 2007                                                                        2,000         2,197
iStar Financial, Inc., Series B, 4.875% 2009                                                                    500           508
iStar Financial, Inc., Series B, 5.70% 2014                                                                   1,500         1,538
TuranAlem Finance BV 7.875% 2010                                                                              1,500         1,507
Downey Financial Corp. 6.50% 2014                                                                             1,250         1,303
LaBranche & Co Inc. 9.50% 2009                                                                                1,250         1,281
Fairfax Financial Holdings Ltd. 7.75% 2012                                                                    1,225         1,256
Rouse Co. 3.625% 2009                                                                                           615           580
Rouse Co. 7.20% 2012                                                                                            195           211
Rouse Co. 5.375% 2013                                                                                           390           375
UFJ Finance Aruba AEC 6.75% 2013                                                                                625           698
Sovereign Capital Trust I 9.00% 2027                                                                            500           553
Kazkommerts International BV 8.50% 2013                                                                         500           525
Chevy Chase Bank, FSB 6.875% 2013                                                                               500           519
                                                                                                                           19,541

NON-U.S. GOVERNMENT OBLIGATIONS -- 1.24%
Brazil (Federal Republic of) 14.50% 2009                                                                        750         1,004
Brazil (Federal Republic of) Global 10.25% 2013                                                               1,750         2,069
Brazil (Federal Republic of) Global 11.00% 2040                                                                 250           297
United Mexican States Government Global 8.625% 2008                                                             500           569
United Mexican States Government Global 11.375% 2016                                                          1,015         1,501
Russian Federation 8.25% 2010                                                                                 1,000         1,112
Russian Federation 8.25% 2010 (3)                                                                               750           834
Panama (Republic of) Global 8.25% 2008                                                                          130           145
Panama (Republic of) Global 10.75% 2020                                                                         120           157
Panama (Republic of) Global 9.375% 2023                                                                       1,042         1,209
Panama (Republic of) Global 9.375% 2029                                                                         250           295
Colombia (Republic of) Global 10.75% 2013                                                                       500           600
Dominican Republic 9.04% 2013 (3)                                                                               625           520
Turkey (Republic of) 12.375% 2009                                                                               250           315
                                                                                                                           10,627

MUNICIPALS -- 0.34%
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2003, 6.125% 2024                                                                                    1,500         1,485
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
  Asset-backed Bonds, 6.125% 2027                                                                             1,395         1,393
                                                                                                                            2,878

ASSET BACKED -- 0.34%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007 (3),(7)      2,750         2,875


Total bonds & notes (cost: $624,722,000)                                                                                  663,287


                                                                                                          Shares or
Convertible securities -- 3.66%                                                                     principal amount

CONSUMER DISCRETIONARY -- 1.84%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                                   (euro)7,350,000        10,204
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012 (3),(6),(9)                       300         3,720
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                                       80,000         1,770
                                                                                                                           15,694

INFORMATION TECHNOLOGY -- 0.65%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                         $3,600,000         3,276
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                         $2,000,000         1,940
Celestica Inc. 0% convertible debentures 2020                                                              $700,000           390
                                                                                                                            5,606

                                                                                                          Shares or  Market value
Convertible securities                                                                             principal amount         (000)

INDUSTRIALS -- 0.43%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031 (3)                                           40,000      $  3,655


TELECOMMUNICATION SERVICES -- 0.33%
American Tower Corp. 5.00% convertible debentures 2010                                                   $2,750,000         2,778
Dobson Communications Corp., Series F, 6.00% convertible preferred (3),(6)                                      850            54
                                                                                                                            2,832

UTILITIES -- 0.23%
AES Trust VII 6.00% convertible preferred 2008                                                               40,000         1,944


FINANCIALS -- 0.18%
Providian Financial Corp. 3.25% convertible debentures 2005                                              $1,500,000         1,506


Total convertible securities (cost: $21,883,000)                                                                           31,237


Rights & warrants -- 0.01%                                                                                    Shares

TELECOMMUNICATION SERVICES -- 0.01%
American Tower Corp., warrants, expire 20083,10                                                                 250            58
XO Communications, Inc., Series A, warrants, expire 2010 (10)                                                   975             1
XO Communications, Inc., Series B, warrants, expire 2010 (10)                                                   731             0
XO Communications, Inc., Series C, warrants, expire 2010 (10)                                                   731             0
KMC Telecom Holdings, Inc., warrants, expire 2008 (3),(6),(10)                                                9,500            --
GT Group Telecom Inc., warrants, expire 2010 (3),(6),(10)                                                     4,000            --
                                                                                                                               59

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005 (3),(6),(10)                                                      6,400             0


Total rights & warrants (cost: $483,000)                                                                                       59


Preferred stocks -- 2.94%

FINANCIALS -- 2.88%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (1),(3)                        5,500,000         6,439
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated) (1),(3)                  2,000,000         2,267
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred (undated) (1),(3)                5,114,000         5,982
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities (3)                     160,000         4,340
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated) (1),(3)                            2,000,000         2,306
First Republic Capital Corp., Series A, 10.50% preferred (3),(6)                                              2,000         2,105
Fannie Mae, Series O, 0% preferred 2007 (3),(10)                                                             20,000         1,120
                                                                                                                           24,559

TELECOMMUNICATION SERVICES -- 0.06%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009 (6)                                     1,145           515


CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009 (10)                                          10,000            12



                                                                                                                     Market value
Preferred stocks                                                                                             Shares         (000)

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units (6)                                                                           250    $      --


Total preferred stocks (cost: $20,920,000)                                                                                 25,086


Common stocks -- 3.15%

TELECOMMUNICATION SERVICES -- 2.05%
NTELOS Inc. (3),(6),(10)                                                                                    357,036        13,050
Nextel Communications, Inc., Class A (10)                                                                   100,499         3,015
VersaTel Telecom International NV (10)                                                                      257,807           744
Dobson Communications Corp., Class A (3),(10)                                                               408,711           703
AirGate PCS, Inc. (3),(10)                                                                                      400            14
XO Communications, Inc. (10)                                                                                    487             1
                                                                                                                           17,527

INDUSTRIALS -- 0.50%
DigitalGlobe, Inc. (3),(6),(10)                                                                           3,677,578         3,678
Delta Air Lines, Inc. (3),(6),(10)                                                                           93,360           594
                                                                                                                            4,272

FINANCIALS -- 0.24%
Beverly Hills Bancorp Inc.                                                                                  206,677         2,087


CONSUMER DISCRETIONARY -- 0.21%
Clear Channel Communications, Inc.                                                                           25,506           854
Radio One, Inc., Class D, nonvoting (10)                                                                     34,000           548
Radio One, Inc., Class A (10)                                                                                17,000           274
ACME Communications, Inc. (10)                                                                               13,100            92
                                                                                                                            1,768

INFORMATION TECHNOLOGY -- 0.14%
ZiLOG, Inc. (10)                                                                                            153,000         1,224


HEALTH CARE -- 0.01%
Clarent Hospital Corp. (6),(10)                                                                              80,522            40


Total common stocks (cost: $23,125,000)                                                                                    26,918


                                                                                                   Principal amount  Market value
Short-term securities -- 10.86%                                                                                (000)         (000)

Abbott Laboratories Inc. 2.17% due 1/25/2005 (3)                                                            $10,800   $    10,784
Three Pillars Funding, LLC 2.35% due 1/18/2005 (3)                                                           10,700        10,687
First Data Corp. 2.28% due 1/19/2005                                                                          9,400         9,389
Variable Funding Capital Corp. 2.17% due 1/10/2005 (3)                                                        8,600         8,595
Federal Home Loan Bank 2.155% due 1/21/2005                                                                   8,200         8,190
3M Co. 2.14% due 1/7/2005                                                                                     8,000         7,996
NetJets Inc. 2.27% due 1/26/2005 (3)                                                                          6,900         6,889
Triple-A One Funding Corp. 2.35% due 1/20/2005 (3)                                                            6,500         6,491
General Electric Capital Corp. 2.20% due 1/3/2005                                                             6,200         6,199
Coca-Cola Co. 2.26% due 1/21/2005                                                                             5,000         4,993
Eli Lilly and Co. 2.27% due 2/1/2005 (3),(11)                                                                 4,400         4,391
CAFCO, LLC 2.27% due 1/4/2005 (3)                                                                             4,200         4,199
Caterpillar Financial Services Corp. 2.27% due 1/20/2005                                                      4,000         3,995

Total short-term securities (cost: $92,798,000)                                                                            92,798


Total investment securities (cost: $783,931,000)                                                                          839,385
Other assets less liabilities                                                                                              14,611

Net assets                                                                                                               $853,996




(1)  Coupon rate may change periodically.
(2)  Step bond; coupon rate will increase at a later date.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $239,678,000, which represented 28.07% of the net assets of the fund.
(4) Company not making scheduled interest payments; bankruptcy proceedings pending.
(5) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(6) Valued under fair value procedures adopted by authority of the Board of Trustees.
(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(8) This unit also contains 87,000 par of Drax Group Ltd., Class A-3, 9.918% 2020 and 87,000 shares of Drax Group Ltd. common stock.
(9) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(10) Security did not produce income during the last 12 months.
(11) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.






U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

Investment portfolio
December 31, 2004

                                                                                                   Principal amount     Market value
Bonds & notes -- 95.05%                                                                                        (000)         (000)

MORTGAGE-BACKED OBLIGATIONS(1) -- 35.17%
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                     $   918       $   981
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012                                                             1,725         1,776
Fannie Mae 6.00% 2013                                                                                         1,437         1,509
Fannie Mae 6.00% 2013                                                                                           417           438
Fannie Mae 6.00% 2015                                                                                         1,502         1,578
Fannie Mae 12.00% 2015                                                                                          150           173
Fannie Mae 6.00% 2016                                                                                           601           631
Fannie Mae 6.00% 2016                                                                                           254           266
Fannie Mae 5.50% 2017                                                                                         4,655         4,822
Fannie Mae 6.00% 2017                                                                                           409           429
Fannie Mae 6.00% 2017                                                                                           330           346
Fannie Mae 6.00% 2017                                                                                           289           303
Fannie Mae 9.00% 2018                                                                                            48            53
Fannie Mae 10.00% 2018                                                                                          240           272
Fannie Mae, Series 2001-4, Class GB, 10.179% 2018 (2)                                                           708           810
Fannie Mae 8.00% 2024                                                                                           541           585
Fannie Mae, Series 2001-4, Class GA, 10.239% 2025 (2)                                                           302           345
Fannie Mae, Series 2001-4, Class NA, 11.82% 2025 (2)                                                            892         1,034
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026 (3)                                                          8,862         9,666
Fannie Mae 7.00% 2026                                                                                           247           263
Fannie Mae 8.50% 2027                                                                                           171           188
Fannie Mae 8.50% 2027                                                                                           122           135
Fannie Mae 7.00% 2028                                                                                           253           269
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                             1,476         1,587
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                               980         1,054
Fannie Mae 7.50% 2029                                                                                            85            92
Fannie Mae 7.50% 2029                                                                                            85            91
Fannie Mae 6.50% 2031                                                                                           346           363
Fannie Mae 6.50% 2031                                                                                           265           278
Fannie Mae 6.50% 2031                                                                                           253           265
Fannie Mae 6.50% 2031                                                                                           193           203
Fannie Mae 6.50% 2031                                                                                           172           180
Fannie Mae 6.50% 2031                                                                                           170           179
Fannie Mae 6.50% 2031                                                                                           107           112
Fannie Mae 7.00% 2031                                                                                           255           271
Fannie Mae 7.50% 2031                                                                                           557           597
Fannie Mae 7.50% 2031                                                                                           163           174
Fannie Mae 7.50% 2031                                                                                            91            97
Fannie Mae 7.50% 2031                                                                                            30            32
Fannie Mae, Series 2001-20, Class C, 12.018% 2031 (2)                                                           627           738


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

MORTGAGE-BACKED OBLIGATIONS1 (continued)
Fannie Mae 6.50% 2032                                                                                      $  1,023      $  1,074
Fannie Mae 6.50% 2032                                                                                           892           936
Fannie Mae 6.50% 2032                                                                                           803           842
Fannie Mae 7.00% 2032                                                                                           879           933
Fannie Mae 7.00% 2032                                                                                           142           151
Fannie Mae 4.201% 2033 (2)                                                                                    4,989         5,025
Fannie Mae 6.00% 2035                                                                                        36,110        37,323
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039                                                             1,025         1,098
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                              1,037         1,106
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                            1,048         1,106
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                                193           206
Government National Mortgage Assn. 9.50% 2009                                                                   431           463
Government National Mortgage Assn. 6.00% 2013                                                                   948         1,003
Government National Mortgage Assn. 6.00% 2014                                                                   884           933
Government National Mortgage Assn. 6.00% 2016                                                                   634           669
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017                                        991           986
Government National Mortgage Assn. 5.50% 2017                                                                   561           586
Government National Mortgage Assn. 8.00% 2017                                                                   158           171
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                                        828           849
Government National Mortgage Assn. 9.50% 2020                                                                   251           281
Government National Mortgage Assn. 8.50% 2021                                                                   206           227
Government National Mortgage Assn. 7.50% 2022                                                                    65            70
Government National Mortgage Assn. 7.50% 2022                                                                    30            32
Government National Mortgage Assn. 8.50% 2022                                                                   133           146
Government National Mortgage Assn. 8.50% 2022                                                                    54            59
Government National Mortgage Assn. 8.50% 2022                                                                    52            57
Government National Mortgage Assn. 8.50% 2022                                                                    15            17
Government National Mortgage Assn. 7.00% 2023                                                                   451           482
Government National Mortgage Assn. 7.50% 2023                                                                    36            39
Government National Mortgage Assn. 8.00% 2023                                                                   494           537
Government National Mortgage Assn. 8.00% 2023                                                                   166           181
Government National Mortgage Assn. 8.50% 2023                                                                   210           230
Government National Mortgage Assn. 7.00% 2024                                                                   223           238
Government National Mortgage Assn. 7.00% 2024                                                                   210           225
Government National Mortgage Assn. 7.50% 2024                                                                   113           122
Government National Mortgage Assn. 7.50% 2024                                                                    44            48
Government National Mortgage Assn. 7.00% 2025                                                                   776           831
Government National Mortgage Assn. 7.00% 2025                                                                   217           232
Government National Mortgage Assn. 7.00% 2026                                                                    34            36
Government National Mortgage Assn. 7.50% 2027                                                                    30            33
Government National Mortgage Assn. 8.00% 2027                                                                   111           122
Government National Mortgage Assn. 6.00% 2028                                                                 2,069         2,150
Government National Mortgage Assn. 7.00% 2028                                                                   162           173
Government National Mortgage Assn. 7.50% 2028                                                                   283           307
Government National Mortgage Assn. 7.00% 2029                                                                   133           142
Government National Mortgage Assn. 7.00% 2029                                                                   126           135
Government National Mortgage Assn. 7.50% 2029                                                                    42            45
Government National Mortgage Assn. 8.00% 2030                                                                   169           184
Government National Mortgage Assn. 8.00% 2030                                                                   153           166
Government National Mortgage Assn. 8.00% 2030                                                                    45            49
Government National Mortgage Assn. 8.00% 2030                                                                    28            31
Government National Mortgage Assn. 8.00% 2030                                                                    13            15
Government National Mortgage Assn. 8.00% 2030                                                                     1             1
Government National Mortgage Assn. 7.00% 2031                                                                   186           198
Government National Mortgage Assn. 7.00% 2031                                                                    16            17
Government National Mortgage Assn. 7.50% 2031                                                                    70            75


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

MORTGAGE-BACKED OBLIGATIONS(1) (continued)
Government National Mortgage Assn. 7.50% 2031                                                           $        52   $        57
Government National Mortgage Assn. 7.50% 2031                                                                    51            55
Government National Mortgage Assn. 7.50% 2032                                                                    52            56
Government National Mortgage Assn. 6.00% 2033 (3)                                                            13,899        14,382
Government National Mortgage Assn. 6.00% 2033                                                                 3,472         3,593
Government National Mortgage Assn. 6.50% 2034                                                                 4,325         4,475
Government National Mortgage Assn. 5.00% 2035                                                                 3,750         3,747
Freddie Mac 7.20% 2006                                                                                        1,605         1,701
Freddie Mac, Series H009, Class A-2, 1.876% 2008 (2)                                                            365           360
Freddie Mac 7.00% 2008                                                                                          156           166
Freddie Mac 8.25% 2008                                                                                          181           189
Freddie Mac 8.25% 2008                                                                                           38            39
Freddie Mac 8.25% 2009                                                                                           77            79
Freddie Mac 8.00% 2012                                                                                           68            72
Freddie Mac 6.00% 2014                                                                                          160           168
Freddie Mac 7.00% 2015                                                                                          160           170
Freddie Mac 8.00% 2017                                                                                          240           259
Freddie Mac 8.50% 2018                                                                                           33            34
Freddie Mac 11.00% 2018                                                                                         105           120
Freddie Mac, Series 1567, Class A, 2.838% 2023 (2)                                                              675           653
Freddie Mac 8.50% 2027                                                                                           71            77
Freddie Mac 6.00% 2029                                                                                          165           171
Freddie Mac 6.00% 2029                                                                                          156           162
Freddie Mac 9.00% 2030                                                                                          518           568
Freddie Mac 4.075% 2033 (2)                                                                                     417           418
Freddie Mac 6.00% 2033                                                                                        9,000         9,303
Freddie Mac 6.00% 2034                                                                                        3,000         3,101
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.078% 2016 (2),(4)                                1,670         1,678
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-1, 6.01% 2030                                          413           418
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                        6,480         6,979
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.334% 2033 (2)                    1,102         1,111
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                              696           724
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                            1,750         1,787
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1, 6.00% 2034                            1,115         1,146
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036                            1,495         1,589
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037                           1,851         1,878
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26% 2040                               433           440
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033 (2)                    1,166         1,147
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033 (2)                       1,223         1,211
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.362% 2033 (2)                    2,008         2,009
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.506% 2033 (2)                      369           370
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034 (2)                        864           857
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                              3,250         3,515
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032                             1,107         1,191
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656% 2032                               590           592
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                               2,900         3,220
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041                                 991           990
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043                               1,002         1,000
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.551% 2027 (2),(4)                              1,034         1,102
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.748% 2027 (2),(4)                              1,520         1,591
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.892% 2028 (2),(4)                                811           856
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033 (2)                                  621           616
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033 (4)                          631           664
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                            3,050         3,361
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034                1,298         1,300
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-1, 3.175% 2037            1,202         1,202


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

MORTGAGE-BACKED OBLIGATIONS(1) (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039            $  1,416    $    1,406
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.139% 2033 (2)                                          1,146         1,138
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.427% 2034 (2)                                           730           725
Bear Stearns ARM Trust, Series 2004-6, Class II-A-1, 5.179% 2034 (2)                                          1,790         1,804
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                         2,831         2,935
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029                             1,431         1,515
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033                                956           981
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 4.997% 2040 (2),(4)                                  2,505         2,405
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030                         656           681
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035                     1,110         1,165
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.668% 2041                      500           499
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041                                   2,000         2,001
Banc of America Mortgage Securities Trust, Series 2003-F, Class 1-A-1, 2.969% 2033 (2)                          962           954
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033 (2)                         1,014         1,010
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031                                        1,250         1,346
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                          500           543
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.492% 2033 (2)                               1,018         1,011
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.784% 2033 (2)                                     749           746
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                           1,500         1,618
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025                                        907           953
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                         500           581
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034                   1,254         1,317
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.67% 2034 (2)                            965           964
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (4)                                         851           872
Wells Fargo Mortgage Backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033 (2)                          547           544
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                                     503           530
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A-1, 5.80% 2030                                      88            88
Commercial Mortgage Acceptance Corp., Series 1998-C1, Class A-1, 6.23% 2031                                      26            26
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                                      107           107
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                                   67            67
                                                                                                                          215,829

U.S. TREASURY BONDS & NOTES -- 32.78%
U.S. Treasury Obligations 1.625% 2005                                                                        15,500        15,368
U.S. Treasury Obligations 5.75% 2005                                                                         20,500        21,028
U.S. Treasury Obligations 5.625% 2006                                                                         4,700         4,846
U.S. Treasury Obligations 6.875% 2006                                                                         6,850         7,212
U.S. Treasury Obligations 7.00% 2006                                                                          2,250         2,386
U.S. Treasury Obligations 3.25% 2007                                                                         28,440        28,487
U.S. Treasury Obligations 4.375% 2007                                                                         3,875         3,982
U.S. Treasury Obligations 6.25% 2007                                                                          1,400         1,490
U.S. Treasury Obligations 6.625% 2007                                                                         5,750         6,203
U.S. Treasury Obligations 3.625% 2008 (5)                                                                     5,021         5,472
U.S. Treasury Obligations 5.625% 2008                                                                         8,500         9,117
U.S. Treasury Obligations 3.875% 2009 (5)                                                                     3,491         3,914
U.S. Treasury Obligations 5.75% 2010                                                                         11,100        12,222
U.S. Treasury Obligations 8.875% 2017                                                                         3,690         5,227
U.S. Treasury Obligations 8.125% 2019                                                                         7,650        10,453
U.S. Treasury Obligations 8.875% 2019                                                                         5,595         8,059
U.S. Treasury Obligations Principal Strip 0% 2019                                                             8,635         4,355
U.S. Treasury Obligations 7.875% 2021                                                                         2,000         2,700
U.S. Treasury Obligations 6.875% 2025                                                                        16,625        20,924
U.S. Treasury Obligations 5.25% 2029                                                                         26,475        27,733
                                                                                                                          201,178


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

FEDERAL AGENCY OBLIGATIONS -- 13.06%
Federal Home Loan Bank 2.00% 2006                                                                            $6,745      $  6,662
Federal Home Loan Bank 2.375% 2006                                                                            6,495         6,436
Federal Home Loan Bank 3.375% 2007                                                                            2,250         2,237
Federal Home Loan Bank 3.75% 2007 (3)                                                                         9,710         9,754
Federal Home Loan Bank 4.50% 2012                                                                             2,500         2,529
Fannie Mae 4.25% 2007                                                                                         2,125         2,167
Fannie Mae 6.00% 2008 (3)                                                                                     7,000         7,523
Fannie Mae 6.25% 2029                                                                                         3,880         4,409
Fannie Mae 7.25% 2030                                                                                         4,850         6,185
Small Business Administration, Series 2001-20K, 5.34% 2021 (1)                                                1,287         1,339
Small Business Administration, Series 2001-20J, 5.76% 2021 (1)                                                  965         1,018
Small Business Administration, Series 2001-20F, 6.44% 2021 (1)                                                4,157         4,491
Small Business Administration, Series 2001-20G, 6.625% 2021 (1)                                               1,264         1,375
Small Business Administration, Series 2002-20J, 4.75% 2022 (1)                                                2,248         2,266
Small Business Administration, Series 2002-20K, 5.08% 2022 (1)                                                1,195         1,223
Small Business Administration, Series 2002-20C, 6.07% 2022 (1)                                                1,096         1,171
Small Business Administration, Series 2003-20B, 4.84% 2023 (1)                                                3,507         3,549
Freddie Mac 1.50% 2005                                                                                        2,000         1,984
Freddie Mac 1.875% 2006                                                                                         910           898
Freddie Mac 6.625% 2009                                                                                       5,500         6,145
Freddie Mac 6.75% 2031                                                                                          250           303
United States Government Guaranteed Ship Financing Obligations, Rowan Companies, Inc.
  (Title XI) 5.88% 2012 (1)                                                                                   3,070         3,267
KfW International Finance Inc. 2.50% 2005                                                                     1,250         1,245
KfW 3.25% 2007                                                                                                2,000         1,989
                                                                                                                           80,165

ASSET-BACKED OBLIGATIONS(1) -- 12.54%
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                               3,250         3,264
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                               3,000         2,959
World Omni Auto Receivables Trust, Series 2002-A, Class A-4, 4.05% 2009                                       6,000         6,047
CWABS, Inc., Series 2004-12, Class AF-2, 3.631% 2024                                                          1,000           998
CWABS, Inc., Series 2004-10, Class AF- 4, 4.506% 2032                                                           750           745
CWABS, Inc., Series 2004-12, Class 2-AV-2, 2.698% 2033 (2)                                                    4,000         4,002
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007 (4)                          1,500         1,491
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09% 2008 (4)                          1,500         1,514
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010 (4)                           1,000           994
Drive Auto Receivables Trust, Series 2004-A, Class A-4, MBIA insured, 4.14% 2010 (4)                          1,000         1,011
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA insured, 3.175% 2006                272           273
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-2, FSA insured, 3.04% 2008                 535           535
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009                750           750
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010 (2)          2,000         1,974
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998, Class A-5, 5.44% 2007           237           238
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998, Class A-6, 5.63% 2009         2,825         2,921
AESOP Funding II LLC, Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006 (4)                                 2,950         2,962
PECO Energy Transition Trust, Series 1999-A, Class A-6, 6.05% 2009                                            2,800         2,911
Banco Itau SA, Series 2002-2, XLCA insured, 2.73% 2006 (2),(4)                                                1,600         1,592
Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007 (2),(4)                                                  1,091         1,083
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009 (4)                              708           700
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009 (4)                              419           421
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009 (4)                              331           330
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011 (4)                            1,100         1,106
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031                                           1,965         1,986
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035                                             400           408
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010 (4)                 2,250         2,305
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010                                                2,250         2,210
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010 (4)                           2,000         2,002


                                                                                                   Principal amount  Market value
Bonds & notes                                                                                                 (000)         (000)

ASSET-BACKED OBLIGATIONS(1) (continued)
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                  $2,000   $     1,988
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010                                    1,835         1,941
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                              1,875         1,887
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
     Series 1997-1, Class A-6, 6.38% 2008                                                                       573           591
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
     Series 1997-1, Class A-7, 6.42% 2008                                                                     1,086         1,120
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                                  1,550         1,672
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                       1,500         1,545
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (4)                               1,375         1,469
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 3.04% 2030 (2)                               1,250         1,264
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                       1,240         1,255
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032           1,250         1,254
Chase Funding Trust, Series 2003-2, Class IA-3, 2.864% 2024                                                   1,235         1,232
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027                1,104         1,103
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009 (4)                           1,021         1,020
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                                          1,000         1,009
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009                               1,000         1,007
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009                   1,000         1,004
Morgan Stanley Capital I, Inc., Series 2004-OP1, Class A-2B, 2.708% 2034 (2)                                  1,000         1,001
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2-B, 2.73% 2035 (2)            1,000         1,000
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (4)                                           709           734
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 3.985% 2007 (4)                                    518           518
Conseco Finance Home Equity Loan Trust, Series 2000-B, Class AF-6, 7.80% 2020                                   472           481
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009 (4)                          352           349
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                         292           292
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-1FL, 3.16% 2012 (2),(4)                      188           188
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (4)                                 125           124
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA insured, 7.33% 2006 (4)                104           105
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4, MBIA insured, 6.91% 2005 (4)                 94            94
                                                                                                                           76,979

INDUSTRIALS -- 1.24%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (1),(4)                         2,701         2,995
General Electric Capital Corp., Series A, 6.75% 2032                                                          1,550         1,820
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023 (1),(4)           1,625         1,689
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.85% 2009 (1),(2)                              1,104         1,112
                                                                                                                            7,616

UTILITIES -- 0.26%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008 (4)                                              1,500         1,603


Total bonds & notes (cost: $570,782,000)                                                                                  583,370



                                                                                                   Principal amount  Market value
Short-term securities -- 10.91%                                                                                (000)         (000)

Triple-A One Funding Corp. 2.35% due 1/20/2005 (4)                                                           $7,000    $    6,991
Harley-Davidson Funding Corp. 2.26% due 1/27/2005 (4)                                                         7,000         6,988
PepsiCo Inc. 2.27% due 1/21/2005 (4)                                                                          6,400         6,391
FCAR Owner Trust I 2.25% due 1/6/2005                                                                         6,100         6,098
Procter & Gamble Co. 2.26% due 1/14/2005 (4)                                                                  5,000         4,996
Three Pillars Funding, LLC 2.35% due 1/18/2005 (4)                                                            5,000         4,994
Caterpillar Financial Services Corp. 2.27% due 1/20/2005                                                      5,000         4,994
Wal-Mart Stores Inc. 2.21% due 1/26/2005 (4)                                                                  5,000         4,992
CAFCO, LLC 2.33% due 1/31/2005 (4)                                                                            5,000         4,990
Coca-Cola Co. 2.26% due 1/21/2005                                                                             4,500         4,494
NetJets Inc. 2.27% due 1/26/2005 (4)                                                                          4,500         4,493
Pfizer Inc 2.01% due 1/4/2005 (4)                                                                             4,000         3,999
General Electric Capital Corp. 2.20% due 1/3/2005                                                             2,500         2,499

Total short-term securities (cost: $66,919,000)                                                                            66,919


Total investment securities (cost: $637,701,000)                                                                          650,289
Other assets less liabilities                                                                                             (36,569)

Net assets                                                                                                               $613,720




(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2)  Coupon rate may change periodically.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $86,404,000, which represented 14.08% of the net assets of the fund.
(5) Index-linked bond whose principal amount moves with a government retail price index.






CASH MANAGEMENT FUND

Investment portfolio
December 31, 2004

                                                                                                   Principal amount   Market value
Short-term securities -- 99.66%                                                                                (000)         (000)

CORPORATE SHORT-TERM NOTES -- 81.81%
SBC Communciations Inc. 2.30%-2.34% due 1/26-2/9/2005 (1)                                                  $  8,800    $    8,785
Abbott Laboratories Inc. 2.15%-2.23% due 1/18-2/1/2005 (1)                                                    7,900         7,889
Household Finance Corp. 2.26% due 1/14/2005                                                                   7,500         7,493
Park Avenue Receivables Corp. 2.28% due 1/12/2005 (1)                                                         7,300         7,295
PepsiCo Inc. 2.24% due 1/13/2005 (1)                                                                          7,300         7,294
Dexia Delaware LLC 2.37% due 2/14/2005                                                                        7,100         7,079
Sheffield Receivables Corp. 2.04% due 1/6/2005 (1)                                                            7,000         6,998
KfW International Finance Inc. 2.22% due 1/6/2005 (1)                                                         7,000         6,997
3M Co. 2.14% due 1/7/2005                                                                                     7,000         6,997
Three Pillars Funding, LLC 2.22% due 1/7/2005 (1)                                                             7,000         6,997
DuPont (E.I.) de Nemours & Co. 2.16% due 1/18/2005                                                            7,000         6,992
Ciesco LLC 2.30% due 1/20/2005                                                                                7,000         6,991
Kimberly-Clark Worldwide Inc. 2.20% due 1/25/2005 (1)                                                         7,000         6,989
Hershey Foods Corp. 2.27% due 2/11/2005 (1)                                                                   7,000         6,981
Coca-Cola Co. 2.06% due 1/10/2005                                                                             6,400         6,396
ING (U.S.) Funding LLC 2.37% due 2/22/2005                                                                    6,200         6,178
Variable Funding Capital Corp. 2.33% due 1/31/2005 (1)                                                        6,000         5,988
United Parcel Service Inc. 2.27% due 2/3-2/8/2005                                                             5,800         5,788
Caterpillar Financial Services Corp. 2.27% due 1/18/2005                                                      5,400         5,394
IBM Credit Corp. 2.26% due 2/1/2005                                                                           5,400         5,389
Bellsouth Corp. 2.22% due 1/13/2005 (1)                                                                       5,100         5,096
First Data Corp. 2.28% due 1/19/2005                                                                          5,000         4,994
Thunder Bay Funding, LLC 2.34% due 2/4/2005 (1)                                                               4,900         4,889
Gannett Co. 2.20% due 1/21/2005 (1)                                                                           4,700         4,694
Anheuser-Busch Cos. Inc. 2.30% due 2/16/2005 (1)                                                              4,700         4,686
Rabobank USA Financial Corp. 2.30% due 2/1/2005                                                               3,800         3,792
American Honda Finance Corp. 2.26% due 1/20/2005                                                              3,500         3,496
New Center Asset Trust 2.25% due 1/31/2005                                                                    2,000         1,996
                                                                                                                          170,553

FEDERAL AGENCY DISCOUNT NOTES -- 9.97%
Federal Home Loan Bank 2.18% due 1/5/2005                                                                     9,800         9,797
International Bank for Reconstruction and Development 2.08% due 1/24/2005                                     6,000         5,991
Tennessee Valley Authority 2.15% due 1/20/2005                                                                5,000         4,994
                                                                                                                           20,782

U.S. TREASURIES -- 7.88%
U.S. Treasury Bills 2.039%-2.05% due 3/3-3/10/2005                                                           16,500        16,440


                                                                                                                     Market value
                                                                                                                            (000)

Total investment securities (cost: $207,773,000)                                                                         $207,775
Other assets less liabilities                                                                                                 711

Net assets                                                                                                               $208,486




(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $91,578,000, which represented 43.93% of the net assets of the fund.


FINANCIAL STATEMENTS
Statement of assets and liabilities
at December 31, 2004                          (dollars and shares in thousands,
                                                      except per-share amounts)

                                                                         Global          Global      Global Small
                                                                      Discovery          Growth    Capitalization            Growth
                                                                           Fund            Fund              Fund              Fund
ASSETS:

Investment securities at market                                        $ 71,102     $ 2,012,354        $ 1,393,915     $ 16,323,164
Cash denominated in non-U.S. currencies                                      18             681                561            3,887
Cash                                                                        112              76              3,503               81
Receivables for:
 Sales of investments                                                       173           3,751              4,768              788
 Sales of fund's shares                                                     102           1,126                304           10,532
 Open forward currency contracts                                              -               -                  -                -
 Dividends and interest                                                      39           3,054              2,774           17,089
Other assets                                                                  -              16                  -              267
                                                                         71,546       2,021,058          1,405,825       16,355,808
LIABILITIES:
Payables for:
 Purchases of investments                                                   262          21,189             10,695           24,371
 Repurchases of fund's shares                                                 2             470              1,733            9,396
 Open forward currency contracts                                              -               -                  -                -
 Investment advisory services                                                32             929                813            4,346
 Distribution services                                                       11             367                243            2,551
 Deferred Trustees' compensation                                              -              25                 12              451
 Other fees and expenses                                                      1              84              1,131              129
                                                                            308          23,064             14,627           41,244
NET ASSETS AT DECEMBER 31, 2004 (Total: $53,312,806)                   $ 71,238     $ 1,997,994        $ 1,391,198     $ 16,314,564

Investment securities at cost                                          $ 62,592     $ 1,659,590        $ 1,087,156     $ 13,144,458
Cash denominated in non-U.S. currencies at cost                              17             635                525            3,654

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                       $ 62,808     $ 1,782,428        $ 1,155,783     $ 13,580,829
Undistributed (accumulated) net investment income (loss)                   (144)         15,202             (3,232)          47,193
Undistributed (accumulated) net realized gain (loss)                         63        (152,488)           (67,080)        (492,442
Net unrealized appreciation                                               8,511         352,852            305,727        3,178,984
NET ASSETS AT DECEMBER 31, 2004                                        $ 71,238     $ 1,997,994        $ 1,391,198     $ 16,314,564

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net Assets (Total:  $11,881,121)                                      $ 20,146       $ 201,931          $ 193,465      $ 3,743,772
 Shares outstanding                                                       1,868          11,663             11,285           72,844
 Net asset value per share                                              $ 10.79         $ 17.31            $ 17.14          $ 51.39
Class 2:
 Net Assets (Total:  $40,073,495)                                      $ 51,092     $ 1,796,063        $ 1,197,733     $ 12,054,703
 Shares outstanding                                                       4,749         104,214             70,360          235,916
 Net asset value per share                                              $ 10.76         $ 17.23            $ 17.02          $ 51.10
Class 3: (1)
 Net Assets (Total:  $1,358,190)                                              -               -                  -        $ 516,089
 Shares outstanding                                                           -               -                  -           10,044
 Net asset value per share                                                    -               -                  -          $ 51.38

(1) Class 3 shares began operations on January 16, 2004.

See Notes to Financial Statements




FINANCIAL STATEMENTS
Statement of assets and liabilities
at December 31, 2004                           (dollars and shares in thousands,
                                                       except per-share amounts)

                                                                                                      Blue Chip
                                                                    International     New World      Income and   Growth-Income
                                                                             Fund          Fund     Growth Fund            Fund
ASSETS:

Investment securities at market                                       $ 4,363,415     $ 433,455     $ 2,485,324    $ 17,910,273
Cash denominated in non-U.S. currencies                                     2,908           391               -           4,493
Cash                                                                          182           101             129             181
Receivables for:
 Sales of investments                                                       1,048         1,252               -           9,943
 Sales of fund's shares                                                     2,800           952           2,046          14,185
 Open forward currency contracts                                                -             -               -               -
 Dividends and interest                                                     6,415         1,903           2,704          21,625
Other assets                                                                    -             3               -             180
                                                                        4,376,768       438,057       2,490,203      17,960,880
LIABILITIES:
Payables for:
 Purchases of investments                                                   5,029         1,396          11,140          94,933
 Repurchases of fund's shares                                               4,076             -               -           3,108
 Open forward currency contracts                                                -             -               -               -
 Investment advisory services                                               1,784           285             864           4,008
 Distribution services                                                        572            76             486           2,786
 Deferred Trustees' compensation                                              213             3               7             530
 Other fees and expenses                                                    2,833           431              12             107
                                                                           14,507         2,191          12,509         105,472
NET ASSETS AT DECEMBER 31, 2004 (Total: $53,312,806)                  $ 4,362,261     $ 435,866     $ 2,477,694    $ 17,855,408

Investment securities at cost                                         $ 3,381,066     $ 330,837     $ 2,119,596    $ 15,010,049
Cash denominated in non-U.S. currencies at cost                             2,775           371               -           4,148

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                      $ 3,643,158     $ 349,701     $ 2,091,781    $ 14,828,128
Undistributed (accumulated) net investment income (loss)                  (10,942)        1,706          27,125          57,192
Undistributed (accumulated) net realized gain (loss)                     (249,896)      (17,781)         (6,940)         69,534
Net unrealized appreciation                                               979,941       102,240         365,728       2,900,554
NET ASSETS AT DECEMBER 31, 2004                                       $ 4,362,261     $ 435,866     $ 2,477,694    $ 17,855,408

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net Assets (Total:  $11,881,121)                                     $ 1,495,224      $ 62,546       $ 129,247     $ 4,212,769
 Shares outstanding                                                        94,514         4,480          12,595         114,451
 Net asset value per share                                                $ 15.82       $ 13.96         $ 10.26         $ 36.81
Class 2:
 Net Assets (Total:  $40,073,495)                                     $ 2,751,967     $ 373,320     $ 2,348,447    $ 13,105,197
 Shares outstanding                                                       174,249        26,879         230,305         357,699
 Net asset value per share                                                $ 15.79       $ 13.89         $ 10.20         $ 36.64
Class 3: (1)
 Net Assets (Total:  $1,358,190)                                        $ 115,070             -               -       $ 537,442
 Shares outstanding                                                         7,276             -               -          14,605
 Net asset value per share                                                $ 15.82             -               -         $ 36.80

(1) Class 3 shares began operations on January 16, 2004.

See Notes to Financial Statements



FINANCIAL STATEMENTS
Statement of assets and liabilities
at December 31, 2004                           (dollars and shares in thousands,
                                                       except per-share amounts)

                                                                                                       U.S. Government/
                                                                Fund Asset                 High-Income      AAA-Rated         Cash
                                                                Allocation          Bond          Bond     Securities   Management
                                                                      Fund          Fund          Fund           Fund         Fund
ASSETS:

Investment securities at market                                $ 4,845,614   $ 1,949,500     $ 839,385      $ 650,289    $ 207,775
Cash denominated in non-U.S. currencies                              3,675             -             -              -            -
Cash                                                                   193         1,606            94            128          100
Receivables for:
 Sales of investments                                                    -            10           460             75            -
 Sales of fund's shares                                              3,876         1,410           469            379        1,071
 Open forward currency contracts                                         3             -             2              -            -
 Dividends and interest                                             19,058        25,648        14,923          4,915            -
Other assets                                                            87             -             -              -            -
                                                                 4,872,506     1,978,174       855,333        655,786      208,946
LIABILITIES:
Payables for:
 Purchases of investments                                           92,852        22,979           534         41,152            -
 Repurchases of fund's shares                                          539           304           288            572          356
 Open forward currency contracts                                       222            77            25              -            -
 Investment advisory services                                        1,314           672           332            227           54
 Distribution services                                                 798           367            99             67           26
 Deferred Trustees' compensation                                       119            20            54             45           23
 Other fees and expenses                                                26            10             5              3            1
                                                                    95,870        24,429         1,337         42,066          460
NET ASSETS AT DECEMBER 31, 2004 (Total: $53,312,806)           $ 4,776,636   $ 1,953,745     $ 853,996      $ 613,720    $ 208,486

Investment securities at cost                                  $ 4,283,540   $ 1,874,512     $ 783,931      $ 637,701    $ 207,773
Cash denominated in non-U.S. currencies at cost                      3,502             -             -              -            -

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $ 4,241,826   $ 1,801,877     $ 893,144      $ 585,586    $ 206,594
Undistributed (accumulated) net investment income (loss)            22,137        79,896        50,335         23,605        1,893
Undistributed (accumulated) net realized gain (loss)               (49,179)       (3,029)     (145,007)        (8,059)          (3)
Net unrealized appreciation                                        561,852        75,001        55,524         12,588            2
NET ASSETS AT DECEMBER 31, 2004                                $ 4,776,636   $ 1,953,745     $ 853,996      $ 613,720    $ 208,486

Shares  of  beneficial  interest  issued  and  outstanding
- unlimited  shares authorized:

Class 1:
 Net Assets (Total:  $11,881,121)                                $ 899,324     $ 194,733     $ 363,910      $ 286,064     $ 77,990
 Shares outstanding                                                 58,045        16,829        28,232         23,700        7,032
 Net asset value per share                                         $ 15.49       $ 11.57       $ 12.89        $ 12.07      $ 11.09
Class 2:
 Net Assets (Total:  $40,073,495)                              $ 3,796,348   $ 1,759,012     $ 444,438      $ 284,610    $ 110,565
 Shares outstanding                                                246,272       153,191        34,699         23,719       10,003
 Net asset value per share                                         $ 15.42       $ 11.48       $ 12.81        $ 12.00      $ 11.05
Class 3: (1)
 Net Assets (Total:  $1,358,190)                                  $ 80,964             -      $ 45,648       $ 43,046     $ 19,931
 Shares outstanding                                                  5,227             -         3,548          3,573        1,800
 Net asset value per share                                         $ 15.49             -       $ 12.87        $ 12.05      $ 11.07

(1) Class 3 shares began operations on January 16, 2004.

See Notes to Financial Statements




STATEMENT OF OPERATIONS
for the year ended December 31, 2004                     (dollars in thousands)


                                                                           Global        Global      Global Small
                                                                        Discovery        Growth    Capitalization         Growth
                                                                             Fund          Fund              Fund           Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Interest                                                                   $ 218       $ 4,375           $ 1,222       $ 17,085
 Dividends                                                                    566        23,980             9,233        129,437
                                                                              784        28,355            10,455        146,522
Fees and expenses:
 Investment advisory services                                                 316         9,639             8,294         46,878
 Distribution services - Class 2                                               90         3,450             2,262         23,283
 Distribution services - Class 3                                                -             -                 -            892
 Transfer agent services                                                        -             2                 1             15
 Reports to shareholders                                                        1            32                23            280
 Registration statement and prospectus                                          1            38                25            330
 Postage, stationery and supplies                                               1            17                12            142
 Trustees' compensation                                                         1            17                11            183
 Auditing and legal                                                             1            30                23            231
 Custodian                                                                      9           416               313            765
 State and local taxes                                                          -            13                 9            113
 Other                                                                          3            10                19             41
 Total expenses before waiver                                                 423        13,664            10,992         73,153
  Waiver of expenses                                                            6           179               154            859
 Total expenses after waiver                                                  417        13,485            10,838         72,294
Net investment income (loss)                                                  367        14,870              (383)        74,228

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                                                1,681        66,031            89,209        507,487
 Non-U.S. currency transactions                                                10           (86)               31           (817)
                                                                            1,691        65,945            89,240        506,670
Net unrealized appreciation (depreciation) on:
 Investments                                                                3,917       140,041           128,382      1,117,427
 Non-U.S. currency translations                                                 -            51                15             30
                                                                            3,917       140,092           128,397      1,117,457
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                                       5,608       206,037           217,637      1,624,127
Net increase in net assets resulting
 from operations                                                          $ 5,975     $ 220,907         $ 217,254    $ 1,698,355




STATEMENT OF OPERATIONS
for the year ended December 31, 2004                     (dollars in thousands)

                                                                                                        Blue Chip        Growth-
                                                                    International     New World        Income and         Income
                                                                             Fund          Fund       Growth Fund           Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Interest                                                                 $ 6,883       $ 3,529           $ 2,294       $ 36,894
 Dividends                                                                 66,276         5,557            38,955        221,035
                                                                           73,159         9,086            41,249        257,929
Fees and expenses:
 Investment advisory services                                              18,618         2,826             9,011         43,883
 Distribution services - Class 2                                            4,835           701             4,685         25,505
 Distribution services - Class 3                                              190             -                 -            953
 Transfer agent services                                                        4             -                 2             17
 Reports to shareholders                                                       72             7                41            309
 Registration statement and prospectus                                         84             8                47            363
 Postage, stationery and supplies                                              37             4                21            156
 Trustees' compensation                                                        60             3                19            207
 Auditing and legal                                                            63            10                34            255
 Custodian                                                                  1,499           225                29            357
 State and local taxes                                                         29             3                16            125
 Other                                                                        106            13                 4             57
 Total expenses before waiver                                              25,597         3,800            13,909         72,187
  Waiver of expenses                                                          342            53               167            788
 Total expenses after waiver                                               25,255         3,747            13,742         71,399
Net investment income (loss)                                               47,904         5,339            27,507        186,530

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                                              163,309         9,843            19,054        383,906
 Non-U.S. currency transactions                                               108            (2)                -            (71)
                                                                          163,417         9,841            19,054        383,835
Net unrealized appreciation (depreciation) on:
 Investments                                                              447,141        47,477           155,177        997,783
 Non-U.S. currency translations                                               644            (1)                -            (17)
                                                                          447,785        47,476           155,177        997,766
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                                     611,202        57,317           174,231      1,381,601
Net increase in net assets resulting
 from operations                                                        $ 659,106      $ 62,656         $ 201,738    $ 1,568,131



STATEMENT OF OPERATIONS
for the year ended December 31, 2004                     (dollars in thousands)

                                                                                                   U.S. Government/
                                                                  Asset                      High        AAA-Rated         Cash
                                                             Allocation        Bond        Income       Securities   Management
                                                                   Fund        Fund     Bond Fund             Fund         Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Interest                                                      $ 63,042    $ 91,349      $ 55,163         $ 26,199      $ 3,097
 Dividends                                                       56,758         660         1,513                -            -
                                                                119,800      92,009        56,676           26,199        3,097
Fees and expenses:
 Investment advisory services                                    14,313       7,486         3,846            2,893          808
 Distribution services - Class 2                                  7,453       3,772           904              676          280
 Distribution services - Class 3                                    140           -            82               82           39
 Transfer agent services                                              4           2             1                1            -
 Reports to shareholders                                             81          36            17               14            5
 Registration statement and prospectus                               95          41            20               17            6
 Postage, stationery and supplies                                    41          18             8                6            2
 Trustees' compensation                                              52          18            14               12            5
 Auditing and legal                                                  68          27            14               11            4
 Custodian                                                           91          33            18               10            4
 State and local taxes                                               32          14             7                6            2
 Other                                                                7           3             2               15            1
 Total expenses before waiver                                    22,377      11,450         4,933            3,743        1,156
  Waiver of expenses                                                260         135            66               47           12
 Total expenses after waiver                                     22,117      11,315         4,867            3,696        1,144
Net investment income (loss)                                     97,683      80,694        51,809           22,503        1,953

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                                     18,226      19,816        12,330            3,990           (3)
 Non-U.S. currency transactions                                    (845)         71            18                -            -
                                                                 17,381      19,887        12,348            3,990           (3)
Net unrealized appreciation (depreciation) on:
 Investments                                                    227,156      (1,415)        8,128           (5,548)           2
 Non-U.S. currency translations                                    (317)        (77)          (23)               -            -
                                                                226,839      (1,492)        8,105           (5,548)           2
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                           244,220      18,395        20,453           (1,558)          (1)
Net increase in net assets resulting
 from operations                                              $ 341,903    $ 99,089      $ 72,262         $ 20,945      $ 1,952


See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS            (dollars and shares in thousands)


                                                                         Global Discovery Fund              Global Growth Fund
                                                                       Year ended     Year ended        Year ended      Year ended
                                                                     December 31,   December 31,      December 31,    December 31,
                                                                             2004           2003              2004            2003
Operations:
Net investment income (loss)                                                $ 367          $ 112          $ 14,870         $ 6,650
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                             1,691            337            65,945         (38,401)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                          3,917          8,358           140,092         327,437
 Net increase in net assets
  resulting from operations                                                 5,975          8,807           220,907         295,686

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                    (169)           (61)           (1,100)           (944)
  Class 2                                                                    (325)           (46)           (6,020)         (3,011)
  Class 3                                                                       -              -                 -               -
   Total dividends from net investment income                                (494)          (107)           (7,120)         (3,955)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                    (213)             -                 -               -
  Class 2                                                                    (534)             -                 -               -
   Total distributions from net realized gain on
    investments                                                              (747)             -                 -               -
 Total dividends and distributions paid
  to shareholders                                                          (1,241)          (107)           (7,120)         (3,955)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                 2,890         10,715             9,526           7,365
  Proceeds from reinvestment of dividends and distributions                   382             61             1,100             944
  Cost of shares repurchased                                               (1,939)        (7,995)          (20,383)        (19,824)
   Net increase (decrease) from Class 1 transactions                        1,333          2,781            (9,757)        (11,515)
 Class 2:
  Proceeds from shares sold                                                26,637         13,297           550,954         275,010
  Proceeds from reinvestment of dividends and distributions                   859             46             6,020           3,011
  Cost of shares repurchased                                               (3,046)        (3,319)          (32,810)        (32,091)
   Net increase (decrease) from Class 2 transactions                       24,450         10,024           524,164         245,930
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                          -              -                 -               -
  Proceeds from shares sold                                                     -              -                 -               -
  Proceeds from reinvestment of dividends and distributions                     -              -                 -               -
  Cost of shares repurchased                                                    -              -                 -               -
   Net increase from Class 3 transactions                                       -              -                 -               -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                               25,783         12,805           514,407         234,415

Total increase (decrease) in net assets                                    30,517         21,505           728,194         526,146

Net assets:
Beginning of year                                                          40,721         19,216         1,269,800         743,654
End of year                                                              $ 71,238       $ 40,721       $ 1,997,994     $ 1,269,800
Undistributed (accumulated)
 net investment income (loss)                                              $ (144)         $ (11)         $ 15,202         $ 6,162

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                 282          1,274               598             546
  Shares issued on reinvestment of dividends and distributions                 36              6                71              75
  Shares repurchased                                                         (193)          (966)           (1,301)         (1,671)
   Net increase (decrease) in shares outstanding                              125            314              (632)         (1,050)
 Class 2:
  Shares sold                                                               2,612          1,525            34,955          21,120
  Shares issued on reinvestment of dividends and distributions                 82              5               388             239
  Shares repurchased                                                         (303)          (392)           (2,075)         (2,717)
   Net increase  (decrease) in shares outstanding                           2,391          1,138            33,268          18,642
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                          -              -                 -               -
  Shares sold                                                                   -              -                 -               -
  Shares issued on reinvestment of dividends and distributions                  -              -                 -               -
  Shares repurchased                                                            -              -                 -               -
   Net increase in shares outstanding                                           -              -                 -               -

(1)  Class 3 shares began operations on January 16, 2004.

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS            (dollars and shares in thousands)

                                                                              Global Small
                                                                          Capitalization Fund                 Growth Fund
                                                                       Year ended     Year ended        Year ended      Year ended
                                                                     December 31,   December 31,      December 31,    December 31,
                                                                             2004           2003           2004 (1)           2003
Operations:
Net investment income (loss)                                               $ (383)      $ (1,208)         $ 74,228        $ 21,537
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                            89,240         (1,616)          506,670         213,341
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                        128,397        242,942         1,117,457       2,321,011
 Net increase in net assets
  resulting from operations                                               217,254        240,118         1,698,355       2,555,889

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                       -           (987)          (13,057)        (13,122)
  Class 2                                                                       -         (2,385)          (18,656)         (6,452)
  Class 3                                                                       -              -            (1,084)              -
   Total dividends from net investment income                                   -         (3,372)          (32,797)        (19,574)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                       -              -                 -               -
  Class 2                                                                       -              -                 -               -
   Total distributions from net realized gain on
    investments                                                                 -              -                 -               -
 Total dividends and distributions paid
  to shareholders                                                               -         (3,372)          (32,797)        (19,574)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                21,865         18,764             9,561          14,458
  Proceeds from reinvestment of dividends and distributions                     -            987            13,057          13,122
  Cost of shares repurchased                                              (24,748)       (18,216)         (583,736)       (426,449)
   Net increase (decrease) from Class 1 transactions                       (2,883)         1,535          (561,118)       (398,869)
 Class 2:
  Proceeds from shares sold                                               387,529        234,453         3,801,954       2,696,826
  Proceeds from reinvestment of dividends and distributions                     -          2,385            18,656           6,452
  Cost of shares repurchased                                              (38,590)       (44,802)          (75,764)        (60,699)
   Net increase (decrease) from Class 2 transactions                      348,939        192,036         3,744,846       2,642,579
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                          -              -           575,620               -
  Proceeds from shares sold                                                     -              -             3,544               -
  Proceeds from reinvestment of dividends and distributions                     -              -             1,084               -
  Cost of shares repurchased                                                    -              -           (98,913)              -
   Net increase from Class 3 transactions                                       -              -           481,335               -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                              346,056        193,571         3,665,063       2,243,710

Total increase (decrease) in net assets                                   563,310        430,317         5,330,621       4,780,025

Net assets:
Beginning of year                                                         827,888        397,571        10,983,943       6,203,918
End of year                                                           $ 1,391,198      $ 827,888      $ 16,314,564    $ 10,983,943
Undistributed (accumulated)
 net investment income (loss)                                            $ (3,232)      $ (2,617)         $ 47,193         $ 6,089

Shares of beneficial interest:
 Class 1:
  Shares sold                                                               1,431          1,550               199             361
  Shares issued on reinvestment of dividends and distributions                  -             92               263             306
  Shares repurchased                                                       (1,691)        (1,751)          (12,383)        (11,358)
   Net increase (decrease) in shares outstanding                             (260)          (109)          (11,921)        (10,691)
 Class 2:
  Shares sold                                                              25,786         19,995            80,969          67,355
  Shares issued on reinvestment of dividends and distributions                  -            222               377             144
  Shares repurchased                                                       (2,611)        (4,388)           (1,607)         (1,703)
   Net increase  (decrease) in shares outstanding                          23,175         15,829            79,739          65,796
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                          -              -            12,057               -
  Shares sold                                                                   -              -                76               -
  Shares issued on reinvestment of dividends and distributions                  -              -                22               -
  Shares repurchased                                                            -              -            (2,111)              -
   Net increase in shares outstanding                                           -              -            10,044               -

(1)  Class 3 shares began operations on January 16, 2004.

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS           (dollars and shares in thousands)


                                                                           International Fund                 New World Fund
                                                                        Year ended     Year ended        Year ended      Year ended
                                                                      December 31,   December 31,      December 31,    December 31,
                                                                          2004 (1)           2003              2004            2003
Operations:
Net investment income (loss)                                             $ 47,904       $ 26,965           $ 5,339         $ 3,786
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                           163,417       (124,406)            9,841          (1,237)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                        447,785        786,551            47,476          66,193
 Net increase in net assets
  resulting from operations                                               659,106        689,110            62,656          68,742

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                 (20,443)       (19,844)           (1,080)           (709)
  Class 2                                                                 (31,065)       (14,770)           (5,498)         (2,605)
  Class 3                                                                  (1,422)             -                 -               -
   Total dividends from net investment income                             (52,930)       (34,614)           (6,578)         (3,314)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                       -              -                 -               -
  Class 2                                                                       -              -                 -               -
   Total distributions from net realized gain on
    investments                                                                 -              -                 -               -
 Total dividends and distributions paid
  to shareholders                                                         (52,930)       (34,614)           (6,578)         (3,314)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                 5,537          4,120            12,444           6,491
  Proceeds from reinvestment of dividends and distributions                20,443         19,844             1,080             709
  Cost of shares repurchased                                             (197,236)      (192,939)           (6,406)         (6,970)
   Net increase (decrease) from Class 1 transactions                     (171,256)      (168,975)            7,118             230
 Class 2:
  Proceeds from shares sold                                             1,150,647        764,198           114,408          69,838
  Proceeds from reinvestment of dividends and distributions                31,065         14,770             5,498           2,605
  Cost of shares repurchased                                             (170,505)      (320,176)          (18,482)        (25,948)
   Net increase (decrease) from Class 2 transactions                    1,011,207        458,792           101,424          46,495
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                    116,357              -                 -               -
  Proceeds from shares sold                                                 2,123              -                 -               -
  Proceeds from reinvestment of dividends and distributions                 1,422              -                 -               -
  Cost of shares repurchased                                              (20,057)             -                 -               -
   Net increase from Class 3 transactions                                  99,845              -                 -               -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                              939,796        289,817           108,542          46,725

Total increase (decrease) in net assets                                 1,545,972        944,313           164,620         112,153

Net assets:
Beginning of year                                                       2,816,289      1,871,976           271,246         159,093
End of year                                                           $ 4,362,261    $ 2,816,289         $ 435,866       $ 271,246
Undistributed (accumulated)
 net investment income (loss)                                           $ (10,942)      $ (9,732)          $ 1,706         $ 2,968

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                 387            370               982             623
  Shares issued on reinvestment of dividends and distributions              1,350          1,562                92              74
  Shares repurchased                                                      (13,974)       (17,949)             (528)           (724)
   Net increase (decrease) in shares outstanding                          (12,237)       (16,017)              546             (27)
 Class 2:
  Shares sold                                                              81,030         70,421             9,138           7,066
  Shares issued on reinvestment of dividends and distributions              2,045          1,134               472             271
  Shares repurchased                                                      (12,228)       (31,470)           (1,503)         (2,810)
   Net increase  (decrease) in shares outstanding                          70,847         40,085             8,107           4,527
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                      8,456              -                 -               -
  Shares sold                                                                 149              -                 -               -
  Shares issued on reinvestment of dividends and distributions                 94              -                 -               -
  Shares repurchased                                                       (1,423)             -                 -               -
   Net increase in shares outstanding                                       7,276              -                 -               -

(1)  Class 3 shares began operations on January 16, 2004.

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS           (dollars and shares in thousands)

                                                                             Blue Chip
                                                                         Income and Growth Fund             Growth-Income Fund
                                                                       Year ended     Year ended         Year ended     Year ended
                                                                     December 31,   December 31,       December 31,   December 31,
                                                                             2004           2003            2004 (1)          2003
Operations:
Net investment income (loss)                                             $ 27,507       $ 13,423          $ 186,530      $ 117,769
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                            19,054        (19,257)           383,835       (201,039)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                        155,177        291,026            997,766      2,763,220
 Net increase in net assets
  resulting from operations                                               201,738        285,192          1,568,131      2,679,950

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                    (977)             -            (43,215)       (52,064)
  Class 2                                                                 (12,827)             -           (104,432)       (65,963)
  Class 3                                                                       -              -             (4,782)             -
   Total dividends from net investment income                             (13,804)             -           (152,429)      (118,027)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                       -              -                  -              -
  Class 2                                                                       -              -                  -              -
   Total distributions from net realized gain on
    investments                                                                 -              -                  -              -
 Total dividends and distributions paid
  to shareholders                                                         (13,804)             -           (152,429)      (118,027)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                24,460         36,427              3,137         11,989
  Proceeds from reinvestment of dividends and distributions                   977              -             43,215         52,064
  Cost of shares repurchased                                              (13,392)        (5,660)          (614,736)      (476,758)
   Net increase (decrease) from Class 1 transactions                       12,045         30,767           (568,384)      (412,705)
 Class 2:
  Proceeds from shares sold                                               789,557        805,425          4,221,830      2,707,263
  Proceeds from reinvestment of dividends and distributions                12,827              -            104,432         65,963
  Cost of shares repurchased                                             (121,644)        (4,287)           (50,113)       (70,106)
   Net increase (decrease) from Class 2 transactions                      680,740        801,138          4,276,149      2,703,120
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                          -              -            601,476              -
  Proceeds from shares sold                                                     -              -                115              -
  Proceeds from reinvestment of dividends and distributions                     -              -              4,782              -
  Cost of shares repurchased                                                    -              -           (100,218)             -
   Net increase from Class 3 transactions                                       -              -            506,155              -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                              692,785        831,905          4,213,920      2,290,415

Total increase (decrease) in net assets                                   880,719      1,117,097          5,629,622      4,852,338

Net assets:
Beginning of year                                                       1,596,975        479,878         12,225,786      7,373,448
End of year                                                           $ 2,477,694    $ 1,596,975       $ 17,855,408   $ 12,225,786
Undistributed (accumulated)
 net investment income (loss)                                            $ 27,125       $ 13,422           $ 57,192       $ 23,162

Shares of beneficial interest:
 Class 1:
  Shares sold                                                               2,543          4,515                 90            416
  Shares issued on reinvestment of dividends and distributions                102              -              1,200          1,632
  Shares repurchased                                                       (1,407)          (739)           (17,801)       (17,052)
   Net increase (decrease) in shares outstanding                            1,238          3,776            (16,511)       (15,004)
 Class 2:
  Shares sold                                                              82,712        100,260            122,538         91,949
  Shares issued on reinvestment of dividends and distributions              1,352              -              2,911          2,040
  Shares repurchased                                                      (12,887)          (571)            (1,459)        (2,646)
   Net increase  (decrease) in shares outstanding                          71,177         99,689            123,990         91,343
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                          -              -             17,364              -
  Shares sold                                                                   -              -                  3              -
  Shares issued on reinvestment of dividends and distributions                  -              -                133              -
  Shares repurchased                                                            -              -             (2,895)             -
   Net increase in shares outstanding                                           -              -             14,605              -

(1)  Class 3 shares began operations on January 16, 2004.

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS            (dollars and shares in thousands)


                                                                         Asset Allocation Fund                 Bond Fund
                                                                       Year ended     Year ended        Year ended      Year ended
                                                                     December 31,   December 31,      December 31,    December 31,
                                                                          2004 (1)          2003              2004            2003
Operations:
Net investment income (loss)                                             $ 97,683       $ 69,347          $ 80,694        $ 60,447
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                            17,381         (6,328)           19,887            (786)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                        226,839        438,602            (1,492)         84,086
 Net increase in net assets
  resulting from operations                                               341,903        501,621            99,089         143,747

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                 (18,685)       (21,401)           (7,553)         (8,856)
  Class 2                                                                 (68,412)       (45,402)          (53,373)        (36,565)
  Class 3                                                                  (1,577)             -                 -               -
   Total dividends from net investment income                             (88,674)       (66,803)          (60,926)        (45,421)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                       -              -                 -               -
  Class 2                                                                       -              -                 -               -
   Total distributions from net realized gain on
    investments                                                                 -              -                 -               -
 Total dividends and distributions paid
  to shareholders                                                         (88,674)       (66,803)          (60,926)        (45,421)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                10,429         16,548             9,044          19,014
  Proceeds from reinvestment of dividends and distributions                18,685         21,401             7,553           8,856
  Cost of shares repurchased                                              (95,275)       (69,895)          (38,673)        (51,797)
   Net increase (decrease) from Class 1 transactions                      (66,161)       (31,946)          (22,076)        (23,927)
 Class 2:
  Proceeds from shares sold                                             1,242,379        946,786           415,623         495,365
  Proceeds from reinvestment of dividends and distributions                68,412         45,402            53,373          36,565
  Cost of shares repurchased                                              (23,986)       (23,135)          (24,576)        (27,981)
   Net increase (decrease) from Class 2 transactions                    1,286,805        969,053           444,420         503,949
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                     84,937              -                 -               -
  Proceeds from shares sold                                                 3,524              -                 -               -
  Proceeds from reinvestment of dividends and distributions                 1,577              -                 -               -
  Cost of shares repurchased                                              (12,361)             -                 -               -
   Net increase from Class 3 transactions                                  77,677              -                 -               -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                            1,298,321        937,107           422,344         480,022

Total increase (decrease) in net assets                                 1,551,550      1,371,925           460,507         578,348

Net assets:
Beginning of year                                                       3,225,086      1,853,161         1,493,238         914,890
End of year                                                           $ 4,776,636    $ 3,225,086       $ 1,953,745     $ 1,493,238
Undistributed (accumulated)
 net investment income (loss)                                            $ 22,137       $ 13,442          $ 79,896        $ 59,912

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                 701          1,242               796           1,765
  Shares issued on reinvestment of dividends and distributions              1,227          1,510               692             807
  Shares repurchased                                                       (6,401)        (5,371)           (3,415)         (4,742)
   Net increase (decrease) in shares outstanding                           (4,473)        (2,619)           (1,927)         (2,170)
 Class 2:
  Shares sold                                                              83,962         71,343            36,788          45,595
  Shares issued on reinvestment of dividends and distributions              4,512          3,200             4,924           3,348
  Shares repurchased                                                       (1,630)        (1,835)           (2,184)         (2,588)
   Net increase  (decrease) in shares outstanding                          86,844         72,708            39,528          46,355
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                      5,720              -                 -               -
  Shares sold                                                                 237              -                 -               -
  Shares issued on reinvestment of dividends and distributions                103              -                 -               -
  Shares repurchased                                                         (833)             -                 -               -
   Net increase in shares outstanding                                       5,227              -                 -               -

(1)  Class 3 shares began operations on January 16, 2004.

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS           (dollars and shares in thousands)

                                                                                                              U.S. Government/
                                                                         High-Income Bond Fund           AAA-Rated Securities Fund
                                                                       Year ended     Year ended        Year ended      Year ended
                                                                     December 31,    Dcember 31,      December 31,    December 31,
                                                                          2004 (1)          2003           2004 (1)           2003
Operations:
Net investment income (loss)                                             $ 51,809       $ 48,094          $ 22,503        $ 27,633
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                            12,348        (24,098)            3,990           4,691
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                          8,105        136,912            (5,548)        (14,043)
 Net increase in net assets
  resulting from operations                                                72,262        160,908            20,945          18,281

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                 (23,273)       (30,181)          (14,819)        (17,176)
  Class 2                                                                 (21,421)       (18,769)          (11,905)        (10,668)
  Class 3                                                                  (2,917)             -            (2,274)              -
   Total dividends from net investment income                             (47,611)       (48,950)          (28,998)        (27,844)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                       -              -                 -               -
  Class 2                                                                       -              -                 -               -
   Total distributions from net realized gain on
    investments                                                                 -              -                 -               -
 Total dividends and distributions paid
  to shareholders                                                         (47,611)       (48,950)          (28,998)        (27,844)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                12,842         47,737             2,490          23,036
  Proceeds from reinvestment of dividends and distributions                23,273         30,181            14,819          17,176
  Cost of shares repurchased                                              (93,887)       (71,421)         (100,403)       (178,442)
   Net increase (decrease) from Class 1 transactions                      (57,772)         6,497           (83,094)       (138,230)
 Class 2:
  Proceeds from shares sold                                               126,788        104,759            47,097          68,855
  Proceeds from reinvestment of dividends and distributions                21,421         18,769            11,905          10,668
  Cost of shares repurchased                                              (36,610)       (30,197)          (44,362)        (90,400)
   Net increase (decrease) from Class 2 transactions                      111,599         93,331            14,640         (10,877)
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                     54,221              -            54,895               -
  Proceeds from shares sold                                                 1,955              -             1,463               -
  Proceeds from reinvestment of dividends and distributions                 2,917              -             2,274               -
  Cost of shares repurchased                                              (13,684)             -           (14,458)              -
   Net increase from Class 3 transactions                                  45,409              -            44,174               -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                               99,236         99,828           (24,280)       (149,107)

Total increase (decrease) in net assets                                   123,887        211,786           (32,333)       (158,670)

Net assets:
Beginning of year                                                         730,109        518,323           646,053         804,723
End of year                                                             $ 853,996      $ 730,109         $ 613,720       $ 646,053
Undistributed (accumulated)
 net investment income (loss)                                            $ 50,335       $ 46,096          $ 23,605        $ 28,861

Shares of beneficial interest:
 Class 1:
  Shares sold                                                               1,027          4,084               205           1,853
  Shares issued on reinvestment of dividends and distributions              1,972          2,647             1,273           1,397
  Shares repurchased                                                       (7,511)        (6,121)           (8,242)        (14,567)
   Net increase (decrease) in shares outstanding                           (4,512)           610            (6,764)        (11,317)
 Class 2:
  Shares sold                                                              10,215          8,976             3,918           5,594
  Shares issued on reinvestment of dividends and distributions              1,824          1,654             1,028             871
  Shares repurchased                                                       (2,949)        (2,629)           (3,670)         (7,425)
   Net increase  (decrease) in shares outstanding                           9,090          8,001             1,276            (960)
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                      4,239              -             4,449               -
  Shares sold                                                                 159              -               120               -
  Shares issued on reinvestment of dividends and distributions                247              -               196               -
  Shares repurchased                                                       (1,097)             -            (1,192)              -
   Net increase in shares outstanding                                       3,548              -             3,573               -

(1)  Class 3 shares began operations on January 16, 2004.

See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS            (dollars and shares in thousands)


                                                                                                  Cash Management Fund
                                                                                            Year ended            Year ended
                                                                                          December 31,          December 31,
                                                                                               2004 (1)                 2003
Operations:
Net investment income (loss)                                                                   $ 1,953               $ 1,526
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                                     (3)                    2
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                                   2                     -
 Net increase in net assets
  resulting from operations                                                                      1,952                 1,528

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                         (768)               (2,307)
  Class 2                                                                                         (570)               (1,435)
  Class 3                                                                                         (190)                    -
   Total dividends from net investment income                                                   (1,528)               (3,742)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                            -                     -
  Class 2                                                                                            -                     -
   Total distributions from net realized gain on
    investments                                                                                      -                     -
 Total dividends and distributions paid
  to shareholders                                                                               (1,528)               (3,742)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                     57,505                43,713
  Proceeds from reinvestment of dividends and distributions                                        768                 2,307
  Cost of shares repurchased                                                                   (83,096)             (145,373)
   Net increase (decrease) from Class 1 transactions                                           (24,823)              (99,353)
 Class 2:
  Proceeds from shares sold                                                                    110,357               182,427
  Proceeds from reinvestment of dividends and distributions                                        570                 1,435
  Cost of shares repurchased                                                                  (100,067)             (216,376)
   Net increase (decrease) from Class 2 transactions                                            10,860               (32,514)
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                          22,897                     -
  Proceeds from shares sold                                                                     17,363                     -
  Proceeds from reinvestment of dividends and distributions                                        190                     -
  Cost of shares repurchased                                                                   (20,507)                    -
   Net increase from Class 3 transactions                                                       19,943                     -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                                     5,980              (131,867)

Total increase (decrease) in net assets                                                          6,404              (134,081)

Net assets:
Beginning of year                                                                              202,082               336,163
End of year                                                                                  $ 208,486             $ 202,082
Undistributed (accumulated)
 net investment income (loss)                                                                  $ 1,893               $ 1,468

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                    5,197                 3,936
  Shares issued on reinvestment of dividends and distributions                                      70                   209
  Shares repurchased                                                                            (7,510)              (13,070)
   Net increase (decrease) in shares outstanding                                                (2,243)               (8,925)
 Class 2:
  Shares sold                                                                                   10,009                16,424
  Shares issued on reinvestment of dividends and distributions                                      52                   130
  Shares repurchased                                                                            (9,072)              (19,485)
   Net increase  (decrease) in shares outstanding                                                  989                (2,931)
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                           2,068                     -
  Shares sold                                                                                    1,570                     -
  Shares issued on reinvestment of dividends and distributions                                      17                     -
  Shares repurchased                                                                            (1,855)                    -
   Net increase in shares outstanding                                                            1,800                     -

(1)  Class 3 shares began operations on January 16, 2004.

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:

-------------------------------- -------------------------------------------------------------------------------------
Global Discovery Fund            Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
-------------------------------- -------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------
Global Growth Fund               Long-term growth of capital by investing primarily in common stocks  of companies located around the world.
-------------------------------- -------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------
Global Small Capitalization      Long-term growth of capital by investing primarily in stocks of smaller companies
Fund                             located around the world.
-------------------------------- -------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------
Growth Fund                      Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.
-------------------------------- -------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------
International Fund               Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.
-------------------------------- -------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------
New World Fund                   Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
-------------------------------- -------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------
Blue Chip Income and Growth      To produce income exceeding the average yield on U.S. stocks and to provide an
Fund                             opportunity for growth of principal.
-------------------------------- -------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------
Growth-Income Fund               Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
-------------------------------- -------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------
Asset Allocation Fund            High total return (including income and capital gains) consistent with long-term preservation of capital.
-------------------------------- -------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------
Bond Fund                        As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.
-------------------------------- -------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------
High-Income Bond Fund            High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.
-------------------------------- -------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------
U.S. Government/AAA-Rated        A high level of current income consistent with prudent investment risk and
Securities Fund                  preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.
-------------------------------- -------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------
Cash Management Fund             High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.
-------------------------------- -------------------------------------------------------------------------------------

Each fund offers two or three share classes (1, 2, and 3). Holders of each share class have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

On January 16, 2004, pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission, the series acquired all of the net assets of Anchor Pathway Fund. The series is the surviving entity for purposes of maintaining the financial statements and historical results in the post reorganization.

In connection with the substitution, the series issued a new share class, Class 3, for each fund listed on the next page. The Class 3 shares will have different class-specific fees and expenses than the existing shares, primarily due to different arrangements for certain distribution expenses. The substitution did not affect the existing two share classes (1 and 2) of the series.


                                       (shares and dollar amounts in thousands)
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
American Fund         Anchor Pathway        Class 3 shares   Total net assets    Total net assets   Total net assets
                                                                                of acquiring fund       of acquiring
Insurance Series      Fund ("acquired            issued by                                 before         fund after
("acquiring fund")    fund")                acquiring fund   of acquired fund        substitution       substitution
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
Growth Fund           Growth Series                 12,057           $575,620         $11,643,913        $12,219,533
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
International Fund    International                  8,456            116,357           2,935,099          3,051,456
                      Series
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
Growth-Income Fund    Growth-Income                 17,364            601,476          12,781,355         13,382,831
                      Series
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
Asset Allocation      Asset Allocation               5,720             84,937           3,334,368          3,419,305
Fund                  Series
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
High-Income Bond      High-Yield Bond                4,239             54,221             744,996            799,217
Fund                  Series
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
                      U.S. Government/
U.S. Government/      AAA-Rated
AAA-Rated             Securities                     4,449             54,895             631,994            686,889
Securities Fund       Series
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
Cash Management Fund  Cash Management                2,068             22,897             197,620            220,517
                      Series
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------


SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the funds' Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of a security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange of rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

          MORTGAGE DOLLAR ROLLS - The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

The funds indicated in the following table had capital loss carryforwards available at December 31, 2004. These amounts will be used to offset any capital gains realized by the funds in subsequent years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.

Additional tax basis disclosures as of December 31, 2004 are as follows:

                                                        (dollars in thousands)

                                                                                                      Global Small
                                                                           Global          Global   Capitalization
                                                                   Discovery Fund     Growth Fund             Fund     Growth Fund

Undistributed net investment
 income and currency gains                                                   $ 10        $ 15,682         $ 16,573        $ 47,694
Undistributed long-term capital gains                                          63               -                -               -
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2004 through December 31, 2004                  (4)           (215)               -             (50)
Short-term and long-term capital loss deferrals                                 -        (152,099)         (67,080)       (487,141)
Gross unrealized appreciation on investment securities                      9,159         389,953          347,498       3,423,483
Gross unrealized depreciation on investment securities                       (799)        (37,818)         (60,638)       (250,078)
Net unrealized appreciation on investment securities                        8,360         352,135          286,860       3,173,405
Cost of portfolio securities                                               62,742       1,660,219        1,107,055      13,149,759
Reclassification to (from) undistributed net investment income
 from (to) undistributed net realized gain                                     (6)          1,291             (232)           (327)
Reclassification to (from) undistributed net investment income
 from (to) paid-in capital                                                      -              (1)               -               -


Capital loss carryforward expires in:
2006                                                                          $ -             $ -              $ -             $ -
2007                                                                            -               -                -               -
2008                                                                            -               -                -               -
2009                                                                            -          38,975            5,036               -
2010                                                                            -          56,984           52,175         487,141
2011                                                                            -          56,140            9,869               -
2012                                                                            -               -                -               -
                                                                              $ -       $ 152,099         $ 67,080       $ 487,141

*Amount less than one thousand.



                                                                                                         Blue Chip
                                                                    International       New World       Income and         Growth-
                                                                             Fund            Fund      Growth Fund     Income Fund

Undistributed net investment
 income and currency gains                                               $ 11,475         $ 6,820         $ 27,132        $ 57,782
Undistributed long-term capital gains                                           -               -                -          79,193
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2004 through December 31, 2004                   -               -                -             (60)
Short-term and long-term capital loss deferrals                          (244,947)        (17,781)          (5,114)              -
Gross unrealized appreciation on investment securities                  1,063,147         108,105          381,649       3,287,847
Gross unrealized depreciation on investment securities                   (107,951)        (10,591)         (17,747)       (397,282)
Net unrealized appreciation on investment securities                      955,196          97,514          363,902       2,890,565
Cost of portfolio securities                                            3,408,219         335,941        2,121,422      15,019,708
Reclassification to (from) undistributed net investment income
 from (to) undistributed net realized gain                                  3,831             (11)               -             (71)
Reclassification to (from) undistributed net investment income
 from (to) paid-in capital                                                    (15)            (12)               -               -


Capital loss carryforward expires in:
2006                                                                          $ -             $ -              $ -             $ -
2007                                                                            -               -                -               -
2008                                                                            -               -                -               -
2009                                                                            -           6,712                -               -
2010                                                                      104,769           4,880                -               -
2011                                                                      140,178           6,189            5,114               -
2012                                                                            -               -                -               -
                                                                        $ 244,947        $ 17,781          $ 5,114             $ -

*Amount less than one thousand.



                                                                                                                              U.S.
                                                                                                                       Government/
                                                                            Asset                                        AAA-Rated
                                                                       Allocation                      High-Income Securities Fund
                                                                             Fund       Bond Fund        Bond Fund            Fund

Undistributed net investment
 income and currency gains                                               $ 23,438        $ 80,446         $ 51,596        $ 23,650
Undistributed long-term capital gains                                           -               -                -               -
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2004 through December 31, 2004              (1,401)           (105)             (29)              -
Short-term and long-term capital loss deferrals                           (45,968)         (3,029)        (145,007)         (8,059)
Gross unrealized appreciation on investment securities                    636,689          86,766           71,489          14,137
Gross unrealized depreciation on investment securities                    (77,827)        (12,206)         (17,027)         (1,549)
Net unrealized appreciation on investment securities                      558,862          74,560           54,462          12,588
Cost of portfolio securities                                            4,286,752       1,874,940          784,923         637,701
Reclassification to (from) undistributed net investment income
 from (to) undistributed net realized gain                                   (314)            216               41           1,239
Reclassification to (from) undistributed net investment income
 from (to) paid-in capital                                                      -               -                -               -


Capital loss carryforward expires in:
2006                                                                          $ -             $ -          $ 3,141         $ 3,282
2007                                                                            -               -              973             737
2008                                                                            -               -                -           4,040
2009                                                                        6,258               -           54,476               -
2010                                                                       28,538               -           50,900               -
2011                                                                       11,172           3,029           35,517               -
2012                                                                            -               -                -               -
                                                                         $ 45,968         $ 3,029        $ 145,007         $ 8,059

*Amount less than one thousand.



                                                                               Cash
                                                                         Management
                                                                               Fund

Undistributed net investment
 income and currency gains                                                  $ 1,916
Undistributed long-term capital gains                                             -
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2004 through December 31, 2004                     -
Short-term and long-term capital loss deferrals                                  (3)
Gross unrealized appreciation on investment securities                            3
Gross unrealized depreciation on investment securities                           (1)
Net unrealized appreciation on investment securities                              2
Cost of portfolio securities                                                207,773
Reclassification to (from) undistributed net investment income
 from (to) undistributed net realized gain                                        -
Reclassification to (from) undistributed net investment income
 from (to) paid-in capital                                                        -


Capital loss carryforward expires in:
2006                                                                            $ -
2007                                                                              -
2008                                                                              -
2009                                                                              -
2010                                                                             -*
2011                                                                              -
2012                                                                              3
                                                                                $ 3

*Amount less than one thousand.


4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company (CRMC), the series' investment adviser, is the parent company of American Funds Service Company (AFS), the series' transfer agent, and American Funds Distributors, Inc. (AFD), the principal underwriter of the series' shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees, accrued daily, based on annual rates that generally decrease as average net asset levels increase.

The Board of Trustees approved an amended agreement effective April 1, 2004, that provided for reduced annual rates. During the year ended December 31, 2004, CRMC waived $3,055,000 of the investment advisory service fees. As a result, the aggregate fees shown on the accompanying financial statements of $168,811,000, was reduced to $165,756,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:


                                                                     Rates               Net asset level (in billions)
Fund                                                   Beginning with    Ending with         Up to  In excess of
Global Discovery                                               .580 %         .440 %          $ .5         $ 1.0
Global Growth                                                  .690           .480              .6           3.0
Global Small Capitalization                                    .800           .670              .6           2.0
Growth                                                         .500           .285              .6          27.0
International                                                  .690           .430              .5          21.0
New World                                                      .850           .710              .5           1.0
Blue Chip Income and Growth                                    .500           .370              .6           4.0
Growth-Income                                                  .500           .230              .6          17.0
Asset Allocation                                               .500           .260              .6           5.0
Bond                                                           .480           .360              .6           3.0
High-Income Bond                                               .500           .420              .6           2.0
U.S. Government/AAA-Rated Securities                           .460           .340              .6           2.0
Cash Management                                                .320                            all



                                                         For the year ended     For the year ended
                                                          December 31, 2004      December 31, 2004
Fund                                                          before waiver           after waiver
Global Discovery                                                       .58%                   .57%
Global Growth                                                          .61                    .60
Global Small Capitalization                                            .77                    .76
Growth                                                                 .35                    .34
International                                                          .54                    .53
New World                                                              .85                    .83
Blue Chip Income and Growth                                            .45                    .44
Growth-Income                                                          .29                    .29
Asset Allocation                                                       .36                    .36
Bond                                                                   .44                    .43
High-Income Bond                                                       .49                    .48
U.S. Government/AAA-Rated Securities                                   .46                    .45
Cash Management                                                        .35                    .35


DISTRIBUTION SERVICES - The series has adopted plans of distribution for Class 2 and Class 3 shares. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series for providing certain shareholder services. During the year ended December 31, 2004, distribution expenses under the plans for the series aggregated $77,896,000 for Class 2, and $2,378,000 for Class 3. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

Class 3 distribution fees were reduced for Growth Fund, as necessary, to maintain the expense level in the class, stipulated by the terms of the exemptive order granted by the Securities and Exchange Commission relating to the substitution of class 3 shares of Growth Fund for shares of Anchor Pathway Fund Growth Series. As a result, for the year ended December 31, 2004, the fee shown on the accompanying financial statements was reduced by $13,000 to $879,000

TRANSFER AGENT SERVICES - The aggregate fee of $49,000 was incurred during the year ended December 31, 2004, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in shares of the series or other American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees' compensation of $602,000 shown on the accompanying financial statements, includes $402,000 in current fees (either paid in cash or deferred) and a net increase of $200,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the series.

5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

Each fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended December 31, 2004, the custodian fees of $3,769,000, shown on the accompanying financial statements included $83,000 that was offset by this reduction, rather than paid in cash.

As of December 31, 2004, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


                                                         (dollars in thousands)

                                                                           Contract amount                  U.S. valuation


                                                                                                                       Unrealized
Non-U.S. currency sale contracts                             Fund        Non-U.S.          U.S.          Amount      depreciation

Euro, expiring 02/3-03/31/2005                   Asset Allocation     Euro  3,226        $4,153          $4,372              $219
Euro, expiring 03/14-03/31/2005                  High-Income Bond           1,391         1,863           1,886                23
Euro, expiring 03/14-03/15/2005                              Bond           2,965         3,942           4,019                77

The following table presents additional information for the year ended December 31, 2004


                                                        (dollars in thousands)

                                                                                                       Global Small
                                                                           Global        Global      Capitalization
                                                                   Discovery Fund   Growth Fund                Fund    Growth Fund

Purchases of investment securities (1)                                   $ 28,851     $ 708,456           $ 772,237    $ 6,381,812
Sales of investment securities (1)                                         11,992       306,007             493,207      3,753,823
Non-U.S taxes withheld on dividend income                                      42         2,175                 995          2,270
Non-U.S taxes withheld on interest income                                       -             - (2)               -              -
Non-U.S taxes paid on realized gains                                           16             -                 264              -
Non-U.S taxes provided on unrealized gains as of December 31, 2004              -            35               1,093              -


(1) Excludes short-term securities, except for the Cash Management Fund.
(2) Amount less than one thousand.


                                                                                                         Blue Chip
                                                                    International     New World         Income and         Growth-
                                                                             Fund          Fund        Growth Fund     Income Fund

Purchases of investment securities (1)                                $ 1,598,258     $ 147,442          $ 909,494     $ 5,371,786
Sales of investment securities (1)                                      1,123,782        53,997            240,894       2,715,407
Non-U.S taxes withheld on dividend income                                   7,823           641                535           2,950
Non-U.S taxes withheld on interest income                                       -             7                  -               -
Non-U.S taxes paid on realized gains                                            -           240                  -               -
Non-U.S taxes provided on unrealized gains as of December 31, 2004          2,672           404                  -               -


(1) Excludes short-term securities, except for the Cash Management Fund.
(2) Amount less than one thousand.


                                                                                                                               U.S.
                                                                                                                        Government/
                                                                            Asset                                        AAA-Rated
                                                                       Allocation                       High-Income Securities Fund
                                                                             Fund     Bond Fund           Bond Fund            Fund

Purchases of investment securities (1)                                $ 1,808,228     $ 807,316           $ 309,697       $ 414,639
Sales of investment securities (1)                                        670,230       487,708             266,597         476,378
Non-U.S taxes withheld on dividend income                                   1,150             -                   -               -
Non-U.S taxes withheld on interest income                                       -             3                   -               -
Non-U.S taxes paid on realized gains                                            -             -                   -               -
Non-U.S taxes provided on unrealized gains as of December 31, 2004              -             -                   -               -


(1) Excludes short-term securities, except for the Cash Management Fund.
(2) Amount less than one thousand.



                                                                                              Cash
                                                                                        Management
                                                                                              Fund

Purchases of investment securities (1)                                                 $ 2,260,746
Sales of investment securities (1)                                                       2,281,937
Non-U.S taxes withheld on dividend income                                                        -
Non-U.S taxes withheld on interest income                                                        -
Non-U.S taxes paid on realized gains                                                             -
Non-U.S taxes provided on unrealized gains as of December 31, 2004                               -


(1) Excludes short-term securities, except for the Cash Management Fund.
(2) Amount less than one thousand.


FINANCIAL HIGHLIGHTS (1)

                                                                                  Income (loss) from investment operations (2)
                                                                                                            Net
                                                                 Net asset                        gains (losses)
                                                                    value,             Net        on securities         Total from
                                                                 beginning      investment       (both realized         investment
Period ended                                                     of period    income (loss)      and unrealized)        operations

Global Discovery Fund (4)
Class 1
12/31/04                                                             $9.94            $.08                $ .98             $ 1.06
12/31/03                                                              7.26             .05                 2.67               2.72
12/31/02                                                              9.30             .06                (2.05)             (1.99)
12/31/01                                                             10.00             .04                 (.70)              (.66)
Class 2
12/31/04                                                              9.92             .06                  .97               1.03
12/31/03                                                              7.25             .02                 2.67               2.69
12/31/02                                                              9.30             .04                (2.05)             (2.01)
12/31/01                                                             10.00             .02                 (.69)              (.67)
Global Growth Fund
Class 1
12/31/04                                                            $15.30            $.18                $1.92              $2.10
12/31/03                                                             11.35             .12                 3.91               4.03
12/31/02                                                             13.42             .09                (2.02)             (1.93)
12/31/01                                                             17.25             .18                (2.50)             (2.32)
12/31/00                                                             21.42             .20                (4.15)             (3.95)
Class 2
12/31/04                                                             15.25             .14                 1.91               2.05
12/31/03                                                             11.32             .09                 3.89               3.98
12/31/02                                                             13.38             .06                (2.01)             (1.95)
12/31/01                                                             17.21             .13                (2.49)             (2.36)
12/31/00                                                             21.41             .15                (4.13)             (3.98)
Global Small Capitalization Fund
Class 1
12/31/04                                                            $14.15            $.02                $2.97              $2.99
12/31/03                                                              9.27               - (5)             4.97               4.97
12/31/02                                                             11.52               - (5)            (2.15)             (2.15)
12/31/01                                                             14.28             .03                (1.81)             (1.78)
12/31/00                                                             17.37             .09                (2.81)             (2.72)
Class 2
12/31/04                                                             14.08            (.01)                2.95               2.94
12/31/03                                                              9.23            (.03)                4.95               4.92
12/31/02                                                             11.48            (.02)               (2.15)             (2.17)
12/31/01                                                             14.24               - (5)            (1.80)             (1.80)
12/31/00                                                             17.36             .04                (2.80)             (2.76)
Growth Fund
Class 1
12/31/04                                                            $45.74            $.32                $5.51              $5.83
12/31/03                                                             33.47             .16                12.26              12.42
12/31/02                                                             44.30             .12               (10.87)            (10.75)
12/31/01                                                             73.51             .18               (11.99)            (11.81)
12/31/00                                                             70.62             .41                 2.97               3.38
Class 2
12/31/04                                                             45.50             .23                 5.45               5.68
12/31/03                                                             33.29             .06                12.19              12.25
12/31/02                                                             44.09             .03               (10.82)            (10.79)
12/31/01                                                             73.28             .04               (11.94)            (11.90)
12/31/00                                                             70.57             .25                 2.95               3.20
Class 3
Period from 1/16/04 to 12/31/04                                      47.74             .24                 3.50               3.74
International Fund
Class 1
12/31/04                                                            $13.41            $.22                $2.41              $2.63
12/31/03                                                             10.07             .15                 3.38               3.53
12/31/02                                                             12.02             .15                (1.90)             (1.75)
12/31/01                                                             20.59             .22                (3.79)             (3.57)
12/31/00                                                             26.74             .18                (5.90)             (5.72)
Class 2
12/31/04                                                             13.39             .18                 2.41               2.59
12/31/03                                                             10.05             .12                 3.37               3.49
12/31/02                                                             11.97             .12                (1.89)             (1.77)
12/31/01                                                             20.54             .15                (3.76)             (3.61)
12/31/00                                                             26.73             .13                (5.89)             (5.76)
Class 3
Period from 1/16/04 to 12/31/04                                      13.76             .20                 2.05               2.25
New World Fund
Class 1
12/31/04                                                            $11.99            $.23                $2.01              $2.24
12/31/03                                                              8.76             .21                 3.21               3.42
12/31/02                                                              9.44             .20                 (.70)              (.50)
12/31/01                                                              9.85             .24                 (.63)              (.39)
12/31/00                                                             11.77             .24                (1.70)             (1.46)
Class 2
12/31/04                                                             11.94             .19                 2.01               2.20
12/31/03                                                              8.73             .19                 3.19               3.38
12/31/02                                                              9.41             .18                 (.70)              (.52)
12/31/01                                                              9.84             .21                 (.62)              (.41)
12/31/00                                                             11.77             .20                (1.69)             (1.49)
Blue Chip Income and Growth Fund (4)
Class 1
12/31/04                                                             $9.41            $.15                 $.78               $.93
12/31/03                                                              7.17             .13                 2.11               2.24
12/31/02                                                              9.43             .16                (2.32)             (2.16)
12/31/01                                                             10.00             .09                 (.61)              (.52)
Class 2
12/31/04                                                              9.36             .13                  .78                .91
12/31/03                                                              7.16             .11                 2.09               2.20
12/31/02                                                              9.41             .14                (2.30)             (2.16)
12/31/01                                                             10.00             .08                 (.63)              (.55)
Growth-Income Fund
Class 1
12/31/04                                                            $33.61            $.48                $3.09              $3.57
12/31/03                                                             25.63             .42                 7.96               8.38
12/31/02                                                             31.70             .41                (6.16)             (5.75)
12/31/01                                                             35.23             .51                  .49               1.00
12/31/00                                                             33.08             .72                 1.98               2.70
Class 2
12/31/04                                                             33.48             .41                 3.06               3.47
12/31/03                                                             25.52             .34                 7.92               8.26
12/31/02                                                             31.58             .35                (6.14)             (5.79)
12/31/01                                                             35.13             .41                  .52                .93
12/31/00                                                             33.07             .65                 1.96               2.61
Class 3
Period from 1/16/04 to 12/31/04                                      34.64             .41                 2.07               2.48
Asset Allocation Fund
Class 1
12/31/04                                                            $14.58            $.39                 $.84              $1.23
12/31/03                                                             12.23             .41                 2.29               2.70
12/31/02                                                             14.30             .45                (2.19)             (1.74)
12/31/01                                                             15.71             .49                 (.37)               .12
12/31/00                                                             15.07             .56                  .13                .69
Class 2
12/31/04                                                             14.51             .36                  .84               1.20
12/31/03                                                             12.18             .37                 2.27               2.64
12/31/02                                                             14.25             .42                (2.18)             (1.76)
12/31/01                                                             15.67             .45                 (.36)               .09
12/31/00                                                             15.06             .53                  .13                .66
Class 3
Period from 1/16/04 to 12/31/04                                      14.85             .36                  .58                .94
Bond Fund
Class 1
12/31/04                                                            $11.34            $.56                 $.10               $.66
12/31/03                                                             10.41             .57                  .78               1.35
12/31/02                                                             10.44             .67                 (.24)               .43
12/31/01                                                             10.18             .77                  .08                .85
12/31/00                                                              9.74             .80                 (.29)               .51
Class 2
12/31/04                                                             11.27             .53                  .09                .62
12/31/03                                                             10.36             .53                  .78               1.31
12/31/02                                                             10.40             .64                 (.24)               .40
12/31/01                                                             10.16             .73                  .08                .81
12/31/00                                                              9.74             .78                 (.30)               .48
High-Income Bond Fund
Class 1
12/31/04                                                            $12.54            $.84                 $.32              $1.16
12/31/03                                                             10.44             .90                 2.12               3.02
12/31/02                                                             11.78            1.01                (1.25)              (.24)
12/31/01                                                             12.25            1.17                 (.23)               .94
12/31/00                                                             12.75            1.24                (1.63)              (.39)
Class 2
12/31/04                                                             12.47             .81                  .32               1.13
12/31/03                                                             10.39             .86                 2.12               2.98
12/31/02                                                             11.74             .97                (1.25)              (.28)
12/31/01                                                             12.22            1.13                 (.23)               .90
12/31/00                                                             12.75            1.22                (1.64)              (.42)
Class 3
Period from 1/16/04 to 12/31/04                                      12.79             .78                  .11                .89
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/04                                                            $12.24            $.45                $(.03)              $.42
12/31/03                                                             12.37             .46                 (.15)               .31
12/31/02                                                             11.87             .54                  .55               1.09
12/31/01                                                             11.73             .66                  .17                .83
12/31/00                                                             10.56             .68                  .55               1.23
Class 2
12/31/04                                                             12.17             .41                 (.03)               .38
12/31/03                                                             12.31             .42                 (.14)               .28
12/31/02                                                             11.83             .50                  .55               1.05
12/31/01                                                             11.70             .62                  .18                .80
12/31/00                                                             10.56             .65                  .55               1.20
Class 3
Period from 1/16/04 to 12/31/04                                      12.34             .41                 (.11)               .30
Cash Management Fund
Class 1
12/31/04                                                            $11.07            $.11                 $  -  (5)         $ .11
12/31/03                                                             11.17             .07                    -  (5)           .07
12/31/02                                                             11.41             .14                    -  (5)           .14
12/31/01                                                             11.65             .41                  .01                .42
12/31/00                                                             11.05             .65                  .01                .66
Class 2
12/31/04                                                             11.03             .08                    -  (5)           .08
12/31/03                                                             11.12             .05                    -  (5)           .05
12/31/02                                                             11.37             .11                    -  (5)           .11
12/31/01                                                             11.62             .34                  .05                .39
12/31/00                                                             11.04             .63                  .01                .64
Class 3
Period from 1/16/04 to 12/31/04                                      11.07             .09                    -  (5)           .09






Financial highlights (1)

                                                                          Dividends and distributions

                                                                  Dividends
                                                                  (from net   Distributions                Total         Net asset
                                                                 investment   (from capital        dividends and        value, end
Period ended                                                        income)          gains)        distributions         of period

Global Discovery Fund (4)
Class 1
12/31/04                                                             $(.09)          $(.12)               $(.21)            $10.79
12/31/03                                                              (.04)              -                 (.04)              9.94
12/31/02                                                              (.05)              -                 (.05)              7.26
12/31/01                                                              (.04)              -                 (.04)              9.30
Class 2
12/31/04                                                              (.07)           (.12)                (.19)             10.76
12/31/03                                                              (.02)              -                 (.02)              9.92
12/31/02                                                              (.04)              -                 (.04)              7.25
12/31/01                                                              (.03)              -                 (.03)              9.30
Global Growth Fund
Class 1
12/31/04                                                             $(.09)           $  -                $(.09)            $17.31
12/31/03                                                              (.08)              -                 (.08)             15.30
12/31/02                                                              (.14)              -                 (.14)             11.35
12/31/01                                                              (.15)          (1.36)               (1.51)             13.42
12/31/00                                                              (.02)           (.20)                (.22)             17.25
Class 2
12/31/04                                                              (.07)              -                 (.07)             17.23
12/31/03                                                              (.05)              -                 (.05)             15.25
12/31/02                                                              (.11)              -                 (.11)             11.32
12/31/01                                                              (.11)          (1.36)               (1.47)             13.38
12/31/00                                                              (.02)           (.20)                (.22)             17.21
Global Small Capitalization Fund
Class 1
12/31/04                                                              $  -            $  -                 $  -             $17.14
12/31/03                                                              (.09)              -                 (.09)             14.15
12/31/02                                                              (.10)              -                 (.10)              9.27
12/31/01                                                              (.13)           (.85)                (.98)             11.52
12/31/00                                                              (.05)           (.32)                (.37)             14.28
Class 2
12/31/04                                                                 -               -                    -              17.02
12/31/03                                                              (.07)              -                 (.07)             14.08
12/31/02                                                              (.08)              -                 (.08)              9.23
12/31/01                                                              (.11)           (.85)                (.96)             11.48
12/31/00                                                              (.04)           (.32)                (.36)             14.24
Growth Fund
Class 1
12/31/04                                                             $(.18)           $  -                $(.18)            $51.39
12/31/03                                                              (.15)              -                 (.15)             45.74
12/31/02                                                              (.08)              -                 (.08)             33.47
12/31/01                                                              (.41)         (16.99)              (17.40)             44.30
12/31/00                                                                 -            (.49)                (.49)             73.51
Class 2
12/31/04                                                              (.08)              -                 (.08)             51.10
12/31/03                                                              (.04)              -                 (.04)             45.50
12/31/02                                                              (.01)              -                 (.01)             33.29
12/31/01                                                              (.30)         (16.99)              (17.29)             44.09
12/31/00                                                                 -            (.49)                (.49)             73.28
Class 3
Period from 1/16/04 to 12/31/04                                       (.10)              -                 (.10)             51.38
International Fund
Class 1
12/31/04                                                             $(.22)           $  -                $(.22)            $15.82
12/31/03                                                              (.19)              -                 (.19)             13.41
12/31/02                                                              (.20)              -                 (.20)             10.07
12/31/01                                                              (.20)          (4.80)               (5.00)             12.02
12/31/00                                                              (.01)           (.42)                (.43)             20.59
Class 2
12/31/04                                                              (.19)              -                 (.19)             15.79
12/31/03                                                              (.15)              -                 (.15)             13.39
12/31/02                                                              (.15)              -                 (.15)             10.05
12/31/01                                                              (.16)          (4.80)               (4.96)             11.97
12/31/00                                                              (.01)           (.42)                (.43)             20.54
Class 3
Period from 1/16/04 to 12/31/04                                       (.19)              -                 (.19)             15.82
New World Fund
Class 1
12/31/04                                                             $(.27)           $  -                $(.27)            $13.96
12/31/03                                                              (.19)              -                 (.19)             11.99
12/31/02                                                              (.18)              -                 (.18)              8.76
12/31/01                                                              (.02)              -                 (.02)              9.44
12/31/00                                                              (.20)           (.26)                (.46)              9.85
Class 2
12/31/04                                                              (.25)              -                 (.25)             13.89
12/31/03                                                              (.17)              -                 (.17)             11.94
12/31/02                                                              (.16)              -                 (.16)              8.73
12/31/01                                                              (.02)              -                 (.02)              9.41
12/31/00                                                              (.18)           (.26)                (.44)              9.84
Blue Chip Income and Growth Fund (4)
Class 1
12/31/04                                                             $(.08)              -                $(.08)            $10.26
12/31/03                                                                 -               -                    -               9.41
12/31/02                                                              (.10)              -                 (.10)              7.17
12/31/01                                                              (.05)              -                 (.05)              9.43
Class 2
12/31/04                                                              (.07)              -                 (.07)             10.20
12/31/03                                                                 -               -                    -               9.36
12/31/02                                                              (.09)              -                 (.09)              7.16
12/31/01                                                              (.04)              -                 (.04)              9.41
Growth-Income Fund
Class 1
12/31/04                                                             $(.37)           $  -                $(.37)            $36.81
12/31/03                                                              (.40)              -                 (.40)             33.61
12/31/02                                                              (.32)              -                 (.32)             25.63
12/31/01                                                              (.73)          (3.80)               (4.53)             31.70
12/31/00                                                              (.06)           (.49)                (.55)             35.23
Class 2
12/31/04                                                              (.31)              -                 (.31)             36.64
12/31/03                                                              (.30)              -                 (.30)             33.48
12/31/02                                                              (.27)              -                 (.27)             25.52
12/31/01                                                              (.68)          (3.80)               (4.48)             31.58
12/31/00                                                              (.06)           (.49)                (.55)             35.13
Class 3
Period from 1/16/04 to 12/31/04                                       (.32)              -                 (.32)             36.80
Asset Allocation Fund
Class 1
12/31/04                                                             $(.32)           $  -                $(.32)            $15.49
12/31/03                                                              (.35)              -                 (.35)             14.58
12/31/02                                                              (.33)              -                 (.33)             12.23
12/31/01                                                              (.59)           (.94)               (1.53)             14.30
12/31/00                                                              (.05)              -                 (.05)             15.71
Class 2
12/31/04                                                              (.29)              -                 (.29)             15.42
12/31/03                                                              (.31)              -                 (.31)             14.51
12/31/02                                                              (.31)              -                 (.31)             12.18
12/31/01                                                              (.57)           (.94)               (1.51)             14.25
12/31/00                                                              (.05)              -                 (.05)             15.67
Class 3
Period from 1/16/04 to 12/31/04                                       (.30)              -                 (.30)             15.49
Bond Fund
Class 1
12/31/04                                                             $(.43)              -                $(.43)            $11.57
12/31/03                                                              (.42)              -                 (.42)             11.34
12/31/02                                                              (.46)              -                 (.46)             10.41
12/31/01                                                              (.59)              -                 (.59)             10.44
12/31/00                                                              (.07)              -                 (.07)             10.18
Class 2
12/31/04                                                              (.41)              -                 (.41)             11.48
12/31/03                                                              (.40)              -                 (.40)             11.27
12/31/02                                                              (.44)              -                 (.44)             10.36
12/31/01                                                              (.57)              -                 (.57)             10.40
12/31/00                                                              (.06)              -                 (.06)             10.16
High-Income Bond Fund
Class 1
12/31/04                                                             $(.81)              -                $(.81)            $12.89
12/31/03                                                              (.92)              -                 (.92)             12.54
12/31/02                                                             (1.10)              -                (1.10)             10.44
12/31/01                                                             (1.41)              -                (1.41)             11.78
12/31/00                                                              (.11)              -                 (.11)             12.25
Class 2
12/31/04                                                              (.79)              -                 (.79)             12.81
12/31/03                                                              (.90)              -                 (.90)             12.47
12/31/02                                                             (1.07)              -                (1.07)             10.39
12/31/01                                                             (1.38)              -                (1.38)             11.74
12/31/00                                                              (.11)              -                 (.11)             12.22
Class 3
Period from 1/16/04 to 12/31/04                                       (.81)              -                 (.81)             12.87
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/04                                                             $(.59)              -                $(.59)            $12.07
12/31/03                                                              (.44)              -                 (.44)             12.24
12/31/02                                                              (.59)              -                 (.59)             12.37
12/31/01                                                              (.69)              -                 (.69)             11.87
12/31/00                                                              (.06)              -                 (.06)             11.73
Class 2
12/31/04                                                              (.55)              -                 (.55)             12.00
12/31/03                                                              (.42)              -                 (.42)             12.17
12/31/02                                                              (.57)              -                 (.57)             12.31
12/31/01                                                              (.67)              -                 (.67)             11.83
12/31/00                                                              (.06)              -                 (.06)             11.70
Class 3
Period from 1/16/04 to 12/31/04                                       (.59)              -                 (.59)             12.05
Cash Management Fund
Class 1
12/31/04                                                             $(.09)              -                $(.09)            $11.09
12/31/03                                                              (.17)              -                 (.17)             11.07
12/31/02                                                              (.38)              -                 (.38)             11.17
12/31/01                                                              (.66)              -                 (.66)             11.41
12/31/00                                                              (.06)              -                 (.06)             11.65
Class 2
12/31/04                                                              (.06)              -                 (.06)             11.05
12/31/03                                                              (.14)              -                 (.14)             11.03
12/31/02                                                              (.36)              -                 (.36)             11.12
12/31/01                                                              (.64)              -                 (.64)             11.37
12/31/00                                                              (.06)              -                 (.06)             11.62
Class 3
Period from 1/16/04 to 12/31/04                                       (.09)              -                 (.09)             11.07




Financial highlights (1)

                                                                            Ratio of expenses   Ratio of expenses    Ratio of net
                                                               Net assets,     to average net      to average net   income (loss)
                                                     Total   end of period      assets before        assets after      to average
Period ended                                        return    (in millions)            waiver           waiver (3)     net assets

Global Discovery Fund (4)
Class 1
12/31/04                                             10.72             $20                .61%                .60%           .81%
12/31/03                                             37.41              17                .61                 .61            .55
12/31/02                                            (21.41)             10                .61                 .61            .69
12/31/01                                             (6.65)             12                .31                 .31            .42
Class 2
12/31/04                                             10.43              51                .86                 .85            .60
12/31/03                                             37.11              24                .86                 .86            .28
12/31/02                                            (21.67)              9                .86                 .86            .48
12/31/01                                             (6.71)              4                .42                 .42            .21
Global Growth Fund
Class 1
12/31/04                                             13.80            $202                .65%                .64%          1.15%
12/31/03                                             35.63             188                .70                 .70            .94
12/31/02                                            (14.46)            152                .71                 .71            .73
12/31/01                                            (13.99)            215                .70                 .70           1.24
12/31/00                                            (18.71)            317                .70                 .70            .97
Class 2
12/31/04                                             13.49           1,796                .90                 .89            .92
12/31/03                                             35.27           1,082                .95                 .95            .68
12/31/02                                            (14.64)            592                .96                 .96            .48
12/31/01                                            (14.22)            600                .95                 .95            .88
12/31/00                                            (18.87)            562                .95                 .95            .73
Global Small Capitalization Fund
Class 1
12/31/04                                             21.13            $193                .81%                .80%           .15%
12/31/03                                             53.92             163                .83                 .83           (.03)
12/31/02                                            (18.83)            108                .84                 .84            .04
12/31/01                                            (12.63)            149                .83                 .83            .21
12/31/00                                            (16.33)            213                .86                 .86            .52
Class 2
12/31/04                                             20.88           1,198               1.06                1.05           (.07)
12/31/03                                             53.53             665               1.08                1.08           (.28)
12/31/02                                            (19.05)            290               1.09                1.09           (.20)
12/31/01                                            (12.85)            274               1.08                1.08           (.05)
12/31/00                                            (16.53)            234               1.11                1.11            .25
Growth Fund
Class 1
12/31/04                                             12.75          $3,744                .36%                .36%           .68%
12/31/03                                             37.15           3,877                .39                 .39            .41
12/31/02                                            (24.27)          3,195                .40                 .40            .30
12/31/01                                            (17.93)          5,207                .38                 .38            .34
12/31/00                                              4.72           7,677                .38                 .38            .53
Class 2
12/31/04                                             12.50          12,055                .61                 .61            .50
12/31/03                                             36.80           7,107                .64                 .64            .16
12/31/02                                            (24.46)          3,009                .65                 .65            .07
12/31/01                                            (18.15)          2,937                .63                 .63            .07
12/31/00                                              4.47           2,356                .63                 .63            .33
Class 3
Period from 1/16/04 to 12/31/04                       7.85             516                .54(6)              .53(6)         .54(6)
International Fund
Class 1
12/31/04                                             19.66          $1,495                .60%                .59%          1.54%
12/31/03                                             35.12           1,431                .63                 .63           1.40
12/31/02                                            (14.58)          1,236                .63                 .63           1.35
12/31/01                                            (19.73)          1,772                .61                 .61           1.41
12/31/00                                            (21.85)          2,750                .59                 .59            .72
Class 2
12/31/04                                             19.32           2,752                .84                 .83           1.27
12/31/03                                             34.85           1,385                .88                 .88           1.08
12/31/02                                            (14.84)            636                .88                 .88           1.05
12/31/01                                            (19.89)            628                .86                 .86           1.04
12/31/00                                            (22.06)            581                .84                 .84            .50
Class 3
Period from 1/16/04 to 12/31/04                      16.45             115                .77(6)              .77(6)        1.45(6)
New World Fund
Class 1
12/31/04                                             19.07             $63                .93%                .92%          1.81%
12/31/03                                             39.56              47                .92                 .92           2.15
12/31/02                                             (5.45)             35                .91                 .91           2.14
12/31/01                                             (3.99)             37                .91                 .91           2.54
12/31/00                                            (12.43)             45                .92                 .92           2.14
Class 2
12/31/04                                             18.80             373               1.18                1.17           1.57
12/31/03                                             39.18             224               1.17                1.17           1.90
12/31/02                                             (5.66)            124               1.16                1.16           1.89
12/31/01                                             (4.19)            116               1.16                1.16           2.25
12/31/00                                            (12.70)            102               1.17                1.17           1.83
Blue Chip Income and Growth Fund (4)
Class 1
12/31/04                                              9.94            $129                .46%                .46%          1.60%
12/31/03                                             31.24             107                .52                 .50           1.67
12/31/02                                            (22.93)             54                .52                 .52           1.89
12/31/01                                             (5.23)             49                .25                 .25            .93
Class 2
12/31/04                                              9.74           2,349                .71                 .70           1.37
12/31/03                                             30.73           1,490                .76                 .74           1.41
12/31/02                                            (23.07)            426                .77                 .77           1.76
12/31/01                                             (5.38)            111                .37                 .37            .82
Growth-Income Fund
Class 1
12/31/04                                             10.66          $4,213                .31%                .30%          1.39%
12/31/03                                             32.76           4,402                .34                 .34           1.45
12/31/02                                            (18.15)          3,741                .35                 .35           1.43
12/31/01                                              2.78           5,428                .35                 .35           1.53
12/31/00                                              8.24           6,022                .35                 .35           2.16
Class 2
12/31/04                                             10.37          13,105                .56                 .55           1.19
12/31/03                                             32.43           7,824                .59                 .59           1.18
12/31/02                                            (18.34)          3,632                .60                 .60           1.22
12/31/01                                              2.56           3,187                .60                 .60           1.25
12/31/00                                              7.95           1,972                .60                 .60           1.92
Class 3
Period from 1/16/04 to 12/31/04                       7.18             537                .49(6)              .48(6)        1.24(6)
Asset Allocation Fund
Class 1
12/31/04                                              8.50            $899                .38%                .37%          2.64%
12/31/03                                             22.14             911                .42                 .42           3.12
12/31/02                                            (12.19)            797                .45                 .45           3.31
12/31/01                                               .77           1,012                .45                 .45           3.30
12/31/00                                              4.62           1,136                .45                 .45           3.77
Class 2
12/31/04                                              8.34           3,797                .62                 .62           2.42
12/31/03                                             21.74           2,314                .67                 .67           2.81
12/31/02                                            (12.38)          1,056                .70                 .70           3.11
12/31/01                                               .52             730                .70                 .70           3.03
12/31/00                                              4.40             453                .70                 .70           3.53
Class 3
Period from 1/16/04 to 12/31/04                       6.38              81                .55(6)              .55(6)        2.50(6)
Bond Fund
Class 1
12/31/04                                              6.04            $195                .45%                .44%          4.94%
12/31/03                                             13.07             213                .47                 .47           5.19
12/31/02                                              4.26             218                .49                 .49           6.60
12/31/01                                              8.48             194                .49                 .49           7.38
12/31/00                                              5.22             151                .51                 .51           8.03
Class 2
12/31/04                                              5.72           1,759                .70                 .69           4.68
12/31/03                                             12.80           1,280                .72                 .72           4.88
12/31/02                                              4.05             697                .74                 .74           6.34
12/31/01                                              8.15             349                .74                 .74           7.06
12/31/00                                              4.99             144                .76                 .76           7.87
High-Income Bond Fund
Class 1
12/31/04                                              9.83            $364                .50%                .50%          6.74%
12/31/03                                             29.79             411                .51                 .51           7.74
12/31/02                                             (1.51)            335                .52                 .52           9.55
12/31/01                                              8.02             403                .51                 .51           9.60
12/31/00                                             (3.06)            436                .52                 .52           9.87
Class 2
12/31/04                                              9.59             444                .75                 .74           6.48
12/31/03                                             29.51             319                .76                 .76           7.41
12/31/02                                             (1.83)            183                .77                 .77           9.28
12/31/01                                              7.73             156                .76                 .76           9.37
12/31/00                                             (3.31)            117                .77                 .77           9.76
Class 3
Period from 1/16/04 to 12/31/04                       7.52              46                .68(6)              .68(6)        6.57(6)
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/04                                              3.58            $286                .47%                .46%          3.68%
12/31/03                                              2.51             373                .46                 .46           3.71
12/31/02                                              9.45             517                .47                 .47           4.45
12/31/01                                              7.24             386                .47                 .47           5.58
12/31/00                                             11.69             362                .49                 .49           6.16
Class 2
12/31/04                                              3.30             285                .72                 .71           3.42
12/31/03                                              2.28             273                .71                 .71           3.43
12/31/02                                              9.15             288                .72                 .72           4.14
12/31/01                                              7.02             137                .72                 .72           5.27
12/31/00                                             11.39              70                .74                 .74           5.89
Class 3
Period from 1/16/04 to 12/31/04                       2.58              43                .65(6)              .65(6)        3.516)
Cash Management Fund
Class 1
12/31/04                                               .96             $78                .37%                .36%           .96%
12/31/03                                               .67             103                .47                 .47            .68
12/31/02                                              1.24             203                .46                 .46           1.25
12/31/01                                              3.66             218                .46                 .46           3.52
12/31/00                                              6.04             211                .46                 .46           5.80
Class 2
12/31/04                                               .70             110                .61                 .61            .76
12/31/03                                               .47              99                .72                 .72            .42
12/31/02                                              1.00             133                .71                 .71           1.00
12/31/01                                              3.43             127                .71                 .71           2.99
12/31/00                                              5.83              49                .71                 .71           5.60
Class 3
Period from 1/16/04 to 12/31/04                        .78              20                .54(6)              .54(6)         .80(6)


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During the period ended 12/31/04, CRMC reduced fees for investment advisory services for all share classes.
(4) Commenced operations July 5, 2001.
(5) Amount less than one cent.
(6) Annualized.



Portfolio turnover

                                                                                        Year Ended December 31
                                                                    2004        2003            2002            2001         2000
Global Discovery Fund *                                               28          30  %           25   %           4          N/A
Global Growth Fund                                                    24          27              30              38           41%
Global Small Capitalization Fund                                      49          51              66              65           62
Growth Fund                                                           30          34              34              31           48
International Fund                                                    37          40              30              40           42
New World Fund                                                        18          19              22              31           43
Blue Chip Income and Growth Fund *                                    13          12               8              12          N/A
Growth-Income Fund                                                    21          21              26              34           47
Asset Allocation Fund                                                 20          20              25              32           32
Bond Fund                                                             34          20              29              59           55
High-Income Bond Fund                                                 38          48              45              42           50
U.S. Government/AAA-Rated Securities Fund                             68          63              53              84           54
Cash Management Fund                                                   -           -               -               -            -

* Commenced operations July 5, 2001.


See Notes to Financial Statements



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of American Fund Insurance Series:


In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Discovery Fund, the Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Blue Chip Income and Growth Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Income Bond Fund, the U.S. Government/AAA Rated Securities Fund and the Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statements presentation. We believe that our audits, which included confirmation of securities at December 31, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Los Angeles, California
February 5, 2005